Registration No. 333-59406
--------------------------------------------------------------------------



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                       ----------------------------------
                                    FORM N-3


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               | |


           Pre-Effective Amendment No. __                             | |

           Post-Effective Amendment No. 9                             |X|


                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       | |

           Amendment No. __                                           | |


                     ---------------------------------------
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Name of Insurance Company)
              1290 Avenue of the Americas, New York, New York 10104
          (Address of Insurance Company's Principal Executive Offices)

    Insurance Company's Telephone Number, including Area Code: (212) 554-1234
                     ---------------------------------------


                                   DODIE KENT
                           Vice President and Counsel
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)
                     ---------------------------------------


                  Please send copies of all communications to:
                           CHRISTOPHER E. PALMER, ESQ.
                               Goodwin Procter LLP
                901 New York Avenue, N.W., Washington, D.C. 20001
                     ---------------------------------------

        Approximate Date of Proposed Public Offering: Continuous.

        It is proposed that this filing will become effective (check appropriate box):


[  ]     immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]      On May 2, 2005 pursuant to paragraph (b)(1)(vii) of Rule 485.

[  ]     60 days after filing pursuant to paragraph (a) of Rule 485.

[  ]     On (date) pursuant to paragraph (a)(1) of of Rule 485.

If appropriate, check the following box:

[  ]     This post-effective amendment designates a new effective date for previously filed post-effective amendment.


Title of Securities Being Registered:

    Units of interest in Separate Accounts under variable annuity contracts.

Retirement Investment Account(R)



PROSPECTUS DATED MAY 1, 2005


Please read this prospectus and keep it for future reference. It contains important information that you should know before purchasing, or taking any other action under a policy. Also, you should read the prospectuses for AXA Premier VIP Trust and EQ Advisors Trust which contain important information about their portfolios.

--------------------------------------------------------------------------------

ABOUT THE RETIREMENT INVESTMENT ACCOUNT(R)


The Retirement Investment Account(R) ("RIA") is an investment program that allows employer plan assets to accumulate on a tax-deferred basis. Thirty-two investment funds ("Funds") and a guaranteed interest option are available under RIA. The Funds and guaranteed interest option comprise the "investment options" covered by this prospectus. RIA is offered under a group annuity contract issued by AXA Equitable Life Insurance Company.

This contract is no longer being sold. This prospectus is used with current contract owners only. You should note that your contract features and charges, and your investment options, may vary depending on your state and/or the date on which you purchased your contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional and/or refer to copies of the documents you received when you enrolled.



--------------------------------------------------------------------------------
 Funds
--------------------------------------------------------------------------------
 Pooled separate accounts
--------------------------------------------------------------------------------
o Alliance Balanced -- Separate   o Alliance Common Stock -- Separate
  Account No. 10                    Account No. 4
o Alliance Bond -- Separate       o Alliance Mid Cap Growth Fund --
  Account No. 13                    Separate Account No. 3
--------------------------------------------------------------------------------
 Separate Account No. 66
--------------------------------------------------------------------------------
o AXA Premier VIP High Yield            o EQ/Equity 500 Index
o AXA Premier VIP Technology            o EQ/Evergreen Omega
o EQ/Alliance Growth and Income         o EQ/FI Mid Cap
o EQ/Alliance Intermediate Government   o EQ/FI Small/Mid Cap Value
  Securities                            o EQ/JP Morgan Value Opportunities
o EQ/Alliance International             o EQ/Janus Large Cap Growth
o EQ/Alliance Large Cap Growth(1)       o EQ/Lazard Small Cap Value
o EQ/Alliance Quality Bond              o EQ/Marsico Focus
o EQ/Alliance Small Cap Growth          o EQ/Mercury Basic Value Equity
o EQ/Bernstein Diversified Value        o EQ/Mercury International Value
o EQ/Calvert Socially Responsible       o EQ/MFS Emerging Growth Companies
o EQ/Capital Guardian Growth            o EQ/MFS Investors Trust
o EQ/Capital Guardian International     o EQ/Money Market
o EQ/Capital Guardian Research          o EQ/Van Kampen Emerging Markets
o EQ/Capital Guardian U.S. Equity         Equity(2)
--------------------------------------------------------------------------------



(1) This is the option's new name, effective on or about May 9, 2005, subject to regulatory approval. The option's former name is EQ/Alliance Premier Growth.

(2) This is the option's new name, effective on or about May 9, 2005, subject to regulatory approval. The option's former name is EQ/Emerging Markets Equity.

The Alliance Bond, Alliance Balanced, Alliance Common Stock, and Alliance Mid Cap Growth Funds (the "Pooled Separate Accounts") are managed by AXA Equitable. The Alliance Bond Fund is available only to employer plans that signed an agreement to allocate monies in the Alliance Bond Fund before June 1, 1994.


Separate Account No. 66 Funds invest in shares of a corresponding portfolio ("portfolio") of AXA Premier VIP Trust and EQ Advisors Trust (the "Trusts"). In each case, the Funds and the corresponding portfolios have the same name. You should read the prospectuses for each Trust and keep them for future reference.


GUARANTEED INTEREST OPTION. The guaranteed interest option credits interest daily and we guarantee principal.


Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information ("SAI") dated May 1, 2005, is a part of the registration statement. The SAI is available free of charge. You may request one by writing to our RIA service office or calling 1-800-967-4560. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at http://www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.



The SEC has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The securities are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                                          X01017

Contents of this prospectus
--------------------------------------------------------------------------------



RETIREMENT INVESTMENT ACCOUNT(R)
--------------------------------------------------------------------------------
Index of key words and phrases                                               4

Who is AXA Equitable?                                                        5
How to reach us                                                              6
RIA at a glance - key features                                               7


--------------------------------------------------------------------------------
FEE TABLE                                                                    9
--------------------------------------------------------------------------------
Examples                                                                    11
Condensed financial information                                             14


--------------------------------------------------------------------------------
1. RIA FEATURES AND BENEFITS                                                15
--------------------------------------------------------------------------------
Investment options                                                          15
The Alliance Bond Fund                                                      15
The Alliance Balanced Fund                                                  15
The Alliance Common Stock Fund                                              16
The Alliance Mid Cap Growth Fund                                            16
Investment manager of the Alliance Bond, Alliance
     Balanced, Alliance Common Stock and
     Alliance Mid Cap Growth Funds                                          17
Portfolio holdings policy for the Pooled Separate Accounts                  17
Funds investing in the Trusts                                               17

Risks of investing in the Funds                                             20
Risk factors -- Alliance Bond, Alliance Common Stock,
     Alliance Mid Cap Growth and Alliance Balanced Funds                    20
Change of investment objectives                                             21
Guaranteed interest option                                                  21


--------------------------------------------------------------------------------
2. HOW WE VALUE YOUR ACCOUNT VALUE                                          22

--------------------------------------------------------------------------------
How we determine the unit value                                             22
How we value the assets of the Funds                                        22



--------------------------------------------------------------------------------
3. TRANSFERS                                                                24
--------------------------------------------------------------------------------
Transfers among investment options                                          24
Special rules applicable to the Alliance Bond Fund                          24
Disruptive transfer activity                                                24


--------------------------------------------------------------------------------
4. ACCESS TO YOUR ACCOUNT VALUE                                             26
--------------------------------------------------------------------------------
Participant loans                                                           26
Choosing benefit payment options                                            26




----------------------

When we use the words "we," "us" and "our," we mean AXA Equitable.

When we address the reader of this prospectus with words such as "you" and "your," we generally mean the employer or plan sponsor of the plans who use RIA as an investment vehicle, unless otherwise explained.

Further, the terms and conditions of the employer's plan govern the aspects of RIA available to plan participants. Accordingly, participants also should carefully consider the features of their employer's plan, which may be different from the features of RIA described in this prospectus.




2  Contents of this prospectus

--------------------------------------------------------------------------------
5. RIA                                                                      27
--------------------------------------------------------------------------------
Summary of plan choices of RIA                                              27
How to make contributions                                                   27
Selecting investment options                                                27
Allocating program contributions                                            28


--------------------------------------------------------------------------------
6. DISTRIBUTIONS                                                            29
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. OPTIONAL PARTICIPANT RECORDKEEPING SERVICES                              31
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. CHARGES AND EXPENSES                                                     32
--------------------------------------------------------------------------------
Charges reflected in the unit values                                        32
Indirect expenses borne by the Funds                                        32
Charges which reduce the number of units                                    32
Participant recordkeeping services charge                                   33
Other billing arrangements                                                  33
Individual annuity charges                                                  33
General information on fees and charges                                     33


--------------------------------------------------------------------------------
9. TAX INFORMATION                                                          34
--------------------------------------------------------------------------------
Buying a contract to fund a retirement arrangement                          34
Tax aspects of contributions to a plan                                      34
Tax aspects of distributions from a plan                                    35
Certain rules applicable to plan loans                                      37

Impact of taxes to AXA Equitable                                            38

Certain rules applicable to plans designed to comply
     with Section 404(c) of ERISA                                           38

--------------------------------------------------------------------------------
10. MORE INFORMATION                                                        39
--------------------------------------------------------------------------------
About changes or terminations                                               39
IRS disqualification                                                        39

About the separate accounts                                                 39
About the Trusts                                                            39

About the general account                                                   39
When we pay proceeds                                                        40
When transaction requests are effective                                     40
Voting rights                                                               40
About legal proceedings                                                     40

About our independent registered public accounting firm                     40

About the trustee                                                           40
Reports we provide and available information                                40
Acceptance and responsibilities                                             41
About registered units                                                      41
Assignment and creditors' claims                                            41
Distribution of the contracts                                               41
Commissions and service fees we pay                                         42

--------------------------------------------------------------------------------
APPENDIX: CONDENSED FINANCIAL INFORMATION                                  I-1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                  Contents of this prospectus  3

Index of key words and phrases

--------------------------------------------------------------------------------

Below is an index of key words and phrases used in this prospectus. The index will refer you to the page where particular terms are defined or explained. This index should help you locate more information on the terms used in this prospectus.



                                                           Page
   AXA Equitable                                            5
   business day                                            22
   benefit payment options                                 26
   Code                                                     7
   contracts                                               27
   contributions                                           27
   CWC                                                     32
   current rate                                            21
   disruptive transfer activity                            24
   DOL                                                     27
   ERISA                                                    7
   exclusive funding employer plan                         27
   Fair valuation                                          23
   financial professional                                  41
   Funds                                                cover
   guaranteed interest option                           cover
   IRS                                                     32
   investment options                                   cover
   market timing                                           24
   Master Retirement Trust                                 27
   minimum rate                                            21
   optional participant recordkeeping service              31
   PRS                                                      7
   partial funding employer plan                           27
   participant-directed plans                              24
   portfolios                                           cover
   QDRO                                                    41
   RIA                                                  cover
   SAI                                                  cover
   separate accounts                                       39
   Trusts                                           cover, 39
   trustee-directed plans                                  24
   unit                                                    22
   unit value                                              22




4  Index of key words and phrases

Who is AXA Equitable?


--------------------------------------------------------------------------------


We are AXA Equitable Life Insurance Company ("AXA Equitable") (previously, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is a subsidiary of AXA Financial, Inc. The sole shareholder of AXA Financial, Inc. is AXA, a French holding company for an international group of insurance and related financial services companies. As the sole shareholder, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contract.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $598 billion in assets as of December 31, 2004. For over 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.



                                                        Who is AXA Equitable?  5

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transfers" later in this prospectus).

You can reach us to obtain:

o Participation agreements, or enrollment or other forms used in RIA

o Unit values and other values under your plan

o Any other information or materials that we provide in connection with RIA


INFORMATION ON JOINING RIA



--------------------------------------------------------------------------------
 BY PHONE:
--------------------------------------------------------------------------------
1-800-967-4560
or
(201) 583-2302
(9 a.m. to 5 p.m. Eastern time)
Fax: (201) 583-2304



--------------------------------------------------------------------------------
 BY REGULAR MAIL:
--------------------------------------------------------------------------------
RIA Service Office

c/o AXA Equitable

200 Plaza Drive, 1st floor
Secaucus, NJ 07094



--------------------------------------------------------------------------------
 BY REGISTERED, CERTIFIED, OR OVERNIGHT DELIVERY:
--------------------------------------------------------------------------------
RIA Service Office

c/o AXA Equitable
200 Plaza Drive, 1st floor
Secaucus, NJ 07094

INFORMATION ONCE YOU JOIN RIA



--------------------------------------------------------------------------------
 BY REGULAR MAIL: (CORRESPONDENCE):
--------------------------------------------------------------------------------
AXA Equitable
200 Plaza Drive, 1st floor
Secaucus, NJ 07094



--------------------------------------------------------------------------------
 FOR CONTRIBUTION CHECKS ONLY:
--------------------------------------------------------------------------------
AXA Equitable
RIA/EPP
P.O. Box 13503
Newark, NJ 07188



--------------------------------------------------------------------------------
 FOR OVERNIGHT DELIVERY FOR CONTRIBUTION CHECKS ONLY:
--------------------------------------------------------------------------------
Bank One, N.A.
Processing Center
300 Harmon Meadow Boulevard, 3rd Floor
Attn: Box 13503
Secaucus, NJ 07094


BY PHONE: 1-800-967-4560 (service consultants are available weekdays 9 a.m. to 5 p.m. Eastern time).

To obtain pre-recorded Fund unit values, call 1-800-967-4560.

No person is authorized by AXA Equitable to give any information or make any representations other than those contained in this prospectus and the SAI, or in other printed or written material issued by AXA Equitable. You should not rely on any other information or representation.



6  Who is AXA Equitable?

RIA at a glance -- key features



------------------------------------------------------------------------------------------------
Employer              RIA is an investment program designed for employer plans that
plan                  qualify for tax-favored treatment under Section 401(a) of the
arrangements          Internal Revenue Code of 1986, as amended ("Code"). Eligible
that                  employer plans include defined benefit plans, defined contribution
use the               plans or profit-sharing plans, including 401(k) plans. These
RIA contract          employer plans generally also must meet the requirements of the
                      Employee Retirement Income Security Act of 1974, as amended
                      ("ERISA").

                      Employer plan arrangements chose RIA:

                      o  As the exclusive funding vehicle for an employer plan. If you chose this option, the annual amount of plan contributions must be at least $10,000.

                      o  As a partial investment funding vehicle for an employer plan.
                         Under this option, the aggregate amount of contributions in the initial participation year were at least $50,000, and the annual aggregate amount of contributions thereafter must be at least
                         $25,000. The guaranteed interest option is not available. Also, a partial funding agreement was completed.

------------------------------------------------------------------------------------------------
RIA features          o 33 investment options. The maximum number of active investment options that may be selected at any time is 25.
                      o Benefit distribution payments.
                      o Optional Participant Recordkeeping Services ("PRS"), which includes participant-level recordkeeping and making benefit payments.
                      o Available for trustee-directed or participant-directed plans.
                        -------------------------------------------------------------------------
                        A participant-directed employer plan, is an employer plan that permits investment direction by plan participants for contribution allocations or transfers among investment options. A
                        trustee-directed employer plan, is an employer plan that permits those same types of investment decisions only by the employer, a trustee or any named fiduciary or an authorized delegate of the plan.
                        -------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Contributions         o Can be allocated to any one investment option or divided among them.
                      o May be made by check or wire transfer.
                      o Are credited on the day of receipt if accompanied by properly completed forms.
-------------------------------------------------------------------------------------------------
Transfers among       o Generally, amounts may be transferred among the investment options.
investment options    o There is no charge for transfers and no tax liability.
                      o Transfers to the Alliance Bond Fund and from the guaranteed interest option may be subject to limitations.
-------------------------------------------------------------------------------------------------
Professional          The Funds are managed by professional investment advisers.
investment management

-------------------------------------------------------------------------------------------------
Guaranteed            The guaranteed interest option pays interest at guaranteed rates and
options               provides guarantees of principal.
-------------------------------------------------------------------------------------------------
Tax considerations    o On earnings          No tax until you make withdrawals under the plan.
                      o On transfers         No tax on internal transfers among the investment
                                              options.
                      ---------------------------------------------------------------------------

                      Because you are enrolling in an annuity contract that funds a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" later in this prospectus.)

------------------------------------------------------------------------------------------------

                                               RIA at a glance -- key features 7

------------------------------------------------------------------------------------------------
Charges and expenses  o  Ongoing operations fee assessed against assets invested in investment options including any outstanding loan balance.
                      o  Investment management and financial accounting fees and other expenses charged on a Fund-by-Fund basis, as applicable.
                      o  No sales charges deducted from contributions, but contingent withdrawal charges may apply for non-benefit distributions.
                      o  Charges of the Trusts' portfolios for management fees and other expenses, and 12b-1 fees.
                      o  Administrative fee if you purchase an annuity payout option.
                      o  Participant recordkeeping (optional) charge per participant annual fee of $25.00.
                      o  Loan fee of 1% of loan principal amount at the time the plan loan is made. o Administrative charge for certain Funds of Separate
                         Account No. 66.
                      o  We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. This charge is generally deducted from the amount applied to an annuity payout option.
------------------------------------------------------------------------------------------------
Benefit               o  Lump sum.
payment               o  Installments on a time certain or dollar certain basis. options
                      o  Variety of fixed annuity benefit payout options as available under an employer's plan.
------------------------------------------------------------------------------------------------
Additional            o  Participant loans (if elected by your employer; some restrictions
features                 apply).
                      o  Quarterly reports showing:
                         o  transactions in the investment options during the quarter for the employer plan;
                         o  the number of units in the Funds credited to the employer plan;
                            and
                         o  the unit values and/or the balances in all of the investment options as of the end of the quarter.
                      o  Automatic confirmation notice to employer/trustee following the processing of an investment option transfer.
                      o  Annual and semiannual report of the Funds.
------------------------------------------------------------------------------------------------

THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY. ALSO, ALL FEATURES OF THE CONTRACT ARE NOT NECESSARILY AVAILABLE IN YOUR STATE OR AT CERTAIN AGES.

For more detailed information we urge you to read the contents of this prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions.


OTHER CONTRACTS


We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same distributor. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about any of the AXA Equitable annuity contracts.



8 RIA at a glance -- key features

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when enrolling in, owning, and surrendering the RIA contract. The tables reflect charges that affect plan balances participating in the Funds through the group annuity contract, as well as charges you will bear directly under your contract. The table also shows charges and expenses of the portfolios of each Trust that you will bear indirectly. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.


The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase an annuity payout option or take a loan from the contract. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. We deduct no sales charge at the time you make a contribution, and there are no transfer or exchange fees when you transfer assets among the investment options under the contract. Charges for certain features shown in the fee table are mutually exclusive.


------------------------------------------------------------------------------------------------
 Charges we deduct from your account value at the time you request certain transactions:
------------------------------------------------------------------------------------------------
Maximum contingent withdrawal charge (as a percentage of Fund assets)(1)                   6%

Administrative fee if you purchase an annuity payout option                                $175

Loan fee (as a percentage of amount withdrawn as loan principal at the time the            1%
loan is made)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying Trust portfolio fees and expenses.


------------------------------------------------------------------------------------------------
 Charges we deduct from the Funds expressed as an annual percentage of daily net assets:
------------------------------------------------------------------------------------------------
Maximum annual ongoing operations fee (as an annual percentage of daily net              1.25%
Fund assets)(2)

Administrative charge (applies only to certain Funds(3) in Separate Account No. 66)(4)   0.05%

Investment management and accounting fees (applies only to the Pooled Separate           0.50%
Accounts: Alliance Bond Fund, Alliance Balanced Fund, Alliance Common Stock
Fund and Alliance Mid Cap Growth Fund.)(4)


------------------------------------------------------------------------------------------------
 Charges we deduct at the end of each month
------------------------------------------------------------------------------------------------
Annual Optional Participant Recordkeeping Services Fee(5)       $25 per plan participant
------------------------------------------------------------------------------------------------

A proportionate share of all fees and expenses paid by a portfolio that corresponds to any variable investment option of the Trusts to which plan balances are allocated also applies. The table below shows the lowest and highest total operating expenses (as of December 31, 2004) charged by any of the portfolios. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concern- ing each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.

---------------------------------------------------------------------------------------------------
 Portfolio operating expenses expressed as an annual percentage of average daily net assets
---------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2004 (expenses that are deducted     Lowest     Highest
from portfolio assets including management fees, 12b-1 fees, service fees,         ------     -------
and/or other expenses)                                                              0.30%      1.85%




                                                                     Fee table 9

This table shows the fees and expenses for 2004 as an annual percentage of each Portfolio's daily average net assets.




                                             Separate
                                             Account
                                              Annual
                                             Expense
                                           Administra-
                                               tive
 Portfolio Name                           Charge (3)(4)
--------------------------------------------------------
 AXA PREMIER VIP TRUST:
--------------------------------------------------------
AXA Premier VIP High Yield               0.05%
AXA Premier VIP Technology
--------------------------------------------------------
 EQ ADVISORS TRUST:
--------------------------------------------------------
EQ/Alliance Growth and Income            0.05%
EQ/Alliance Intermediate Government
 Securities                              0.05%
EQ/Alliance International                0.05%
EQ/Alliance Large Cap Growth*
EQ/Alliance Quality Bond                 0.05%
EQ/Alliance Small Cap Growth             0.05%
EQ/Bernstein Diversified Value
EQ/Calvert Socially Responsible
EQ/Capital Guardian Growth
EQ/Capital Guardian International
EQ/Capital Guardian Research
EQ/Capital Guardian U.S. Equity
EQ/Equity 500 Index                      0.05%
EQ/Evergreen Omega
EQ/FI Mid Cap
EQ/FI Small/Mid Cap Value
EQ/JP Morgan Value Opportunities
EQ/Janus Large Cap Growth
EQ/Lazard Small Cap Value
EQ/Marsico Focus
EQ/Mercury Basic Value Equity
EQ/Mercury International Value
EQ/MFS Emerging Growth Companies
EQ/MFS Investors Trust
EQ/Money Market                          0.05%
EQ/Van Kampen Emerging Markets Equity*
--------------------------------------------------------



                                                                   Trust Related Expenses


                                                                                        Total Annual    Fee Waivers    Net Total
                                                                                          Expenses        and/or        Annual
                                                                                           Before         Expense       Expenses
                                           Management                        Other        Expense       Reimburse-    After Expense
 Portfolio Name                             Fees(6)      12b-1 Fees(7)   Expenses(8)     Limitation      ments(9)      Limitations
------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield               0.58%           --             0.18%         0.76%               --            0.76%
AXA Premier VIP Technology               1.20%         0.25%            0.40%         1.85%             0.00%           1.85%
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income            0.56%           --             0.05%         0.61%               --            0.61%
EQ/Alliance Intermediate Government
 Securities                              0.50%           --             0.06%         0.56%               --            0.56%
EQ/Alliance International                0.73%           --             0.12%         0.85%             0.00%           0.85%
EQ/Alliance Large Cap Growth*            0.90%         0.25%            0.05%         1.20%            (0.10)%          1.10%
EQ/Alliance Quality Bond                 0.50%           --             0.06%         0.56%               --            0.56%
EQ/Alliance Small Cap Growth             0.75%           --             0.06%         0.81%               --            0.81%
EQ/Bernstein Diversified Value           0.63%         0.25%            0.07%         0.95%             0.00%           0.95%
EQ/Calvert Socially Responsible          0.65%         0.25%            0.29%         1.19%            (0.14)%          1.05%
EQ/Capital Guardian Growth               0.65%         0.25%            0.09%         0.99%            (0.04)%          0.95%
EQ/Capital Guardian International        0.85%         0.25%            0.17%         1.27%            (0.07)%          1.20%
EQ/Capital Guardian Research             0.65%         0.25%            0.05%         0.95%             0.00%           0.95%
EQ/Capital Guardian U.S. Equity          0.65%         0.25%            0.05%         0.95%             0.00%           0.95%
EQ/Equity 500 Index                      0.25%           --             0.05%         0.30%               --            0.30%
EQ/Evergreen Omega                       0.65%         0.25%            0.11%         1.01%            (0.06)%          0.95%
EQ/FI Mid Cap                            0.70%         0.25%            0.06%         1.01%            (0.01)%          1.00%
EQ/FI Small/Mid Cap Value                0.74%         0.25%            0.08%         1.07%             0.00%           1.07%
EQ/JP Morgan Value Opportunities         0.60%         0.25%            0.10%         0.95%             0.00%           0.95%
EQ/Janus Large Cap Growth                0.90%         0.25%            0.08%         1.23%            (0.08)%          1.15%
EQ/Lazard Small Cap Value                0.75%         0.25%            0.05%         1.05%             0.00%           1.05%
EQ/Marsico Focus                         0.88%         0.25%            0.06%         1.19%            (0.04)%          1.15%
EQ/Mercury Basic Value Equity            0.58%         0.25%            0.05%         0.88%             0.00%           0.88%
EQ/Mercury International Value           0.85%         0.25%            0.15%         1.25%             0.00%           1.25%
EQ/MFS Emerging Growth Companies         0.65%         0.25%            0.06%         0.96%               --            0.96%
EQ/MFS Investors Trust                   0.60%         0.25%            0.10%         0.95%             0.00%           0.95%
EQ/Money Market                          0.34%           --             0.05%         0.39%               --            0.39%
EQ/Van Kampen Emerging Markets Equity*   1.15%         0.25%            0.40%         1.80%             0.00%           1.80%
------------------------------------------------------------------------------------------------------------------------------------




* This is the new name of the option, effective on or about May 9, 2005, subject to regulatory approval. The EQ/Alliance Large Cap Growth option's former name is EQ/Alliance Premier Growth. The EQ/Van Kampen Emerging Markets Equity option's former name is EQ/Emerging Markets Equity.


Notes:

(1) The contingent withdrawal charge is waived in certain circumstances. The charge reduces to 2% of the amount withdrawn in the ninth partici-pation year and cannot be imposed after the ninth anniversary of a plan's participation in RIA.

(2) The annual ongoing operations fee is deducted monthly and applied on a decremental scale, declining to 0.50% on the account value over $1,000,000, except for plans that adopted RIA before February 9, 1986.

(3) The Funds that have an Administrative charge are:


    AXA Premier VIP High Yield, EQ/Alliance Growth and Income, EQ/Alliance Intermediate Government Securities, EQ/Alliance International, EQ/Alliance Quality Bond, EQ/Alliance Small Cap Growth, EQ/Equity 500 Index and EQ/Money Market.


(4) The Fund annual expenses and the Trusts' annual expenses (if applicable) are reflected in the unit value.

(5) We deduct this fee on a monthly basis at the rate of $2.08 per participant.

(6) The management fee for each portfolio cannot be increased without a vote of each portfolio's shareholders. See footnote (9) for any expense limitation agreement information.

(7) The Class IB/B shares of each Trust are subject to fees imposed under a distribution plan adopted by each Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts. A "--" indicates that there is no Rule 12b-1 Plan in place for the portfolio shown.



10 Fee table

(8) The amount shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (9) for any expense limi(8) tation agreement information.


(9) The amounts shown reflect any contractual fee waivers and/or expense reimbursements that apply to each portfolio that are in place through at least April 2006. A"--" indicates that there is no expense limitation in effect, and "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the manager of the AXA Premier VIP Trust and the EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain portfolios, which are effective through April 30, 2006. Under these Agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits such portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Each portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. See the prospectuses for each applicable underlying trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:



---------------------------------------------------
                   Portfolio Name
---------------------------------------------------
   AXA Premier VIP Technology              1.75%
---------------------------------------------------
   EQ/Alliance Growth and Income           0.55%
---------------------------------------------------
   EQ/Alliance International               0.83%
---------------------------------------------------
   EQ/Alliance Large Cap Growth            1.04%
---------------------------------------------------
   EQ/Alliance Small Cap Growth            0.73%
---------------------------------------------------
   EQ/Calvert Socially Responsible         1.00%
---------------------------------------------------
   EQ/Capital Guardian Growth              0.67%
---------------------------------------------------
   EQ/Capital Guardian International       1.17%
---------------------------------------------------
   EQ/Capital Guardian Research            0.90%
---------------------------------------------------
   EQ/Capital Guardian U.S. Equity         0.93%
---------------------------------------------------
   EQ/Evergreen Omega                      0.57%
---------------------------------------------------
   EQ/FI Mid Cap                           0.96%
---------------------------------------------------
   EQ/FI Small/Mid Cap Value               1.05%
---------------------------------------------------
   EQ/JP Morgan Value Opportunities        0.76%
---------------------------------------------------
   EQ/Lazard Small Cap Value               0.86%
---------------------------------------------------
   EQ/Marsico Focus                        1.12%
---------------------------------------------------
   EQ/Mercury Basic Value Equity           0.86%
---------------------------------------------------
   EQ/Mercury International Value          1.18%
---------------------------------------------------
   EQ/MFS Emerging Growth Companies        0.91%
---------------------------------------------------
   EQ/MFS Investors Trust                  0.91%
---------------------------------------------------
   EQ/Van Kampen Emerging Markets Equity   1.75%
---------------------------------------------------


EXAMPLES

These examples are intended to help you compare the cost of investing in the RIASM contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses.


The examples below show the expenses (which expenses, including the Optional Participants Recordkeeping Services fee, are directly reflected in the participant's retirement account value) that a hypothetical contract owner would pay in the situations illustrated. For purposes of the two sets of examples below, the ongoing operations fee is computed by reference to the actual aggregate annual ongoing operations fee as a percentage of total assets by employer plans in the RIA annuity contract other than corporate plans, resulting in an estimated ongoing operations fee of $79.13 per $10,000 or $7.91 per $1,000, as applicable. The examples reflect the $25 annual charge for the Optional Participant Recordkeeping Services.


We assume there is no waiver of the withdrawal charge and that no loan has been taken. The charges used in the examples are the maximum expenses rather than the lower current expenses. The guaranteed interest option is not covered by the fee table and examples. However, the ongoing operations fee, the withdrawal charge, the loan fee, the Optional Participant Recordkeeping Services fee, and the administrative fee if you purchase an annuity payout option do apply to amounts in the guaranteed interest option. These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.


                                                                    Fee table 11

Separate Account No. 66 example:

This example assumes that you invest $10,000 in variable investment Funds of Separate Account No. 66 under the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the highest and lowest fees and expenses of any of the available portfolios of each Trust. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


12 Fee table

SEPARATE ACCOUNT NO. 66



---------------------------------------------------------------------------------------------------------
                                                     If you surrender your contract at the end of the
                                                                  applicable time period
---------------------------------------------------------------------------------------------------------
                                                  1 year       3 years        5 years        10 years
---------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield                       $ 810.91     $ 1,140.68     $ 1,481.28     $ 2,178.14
AXA Premier VIP Technology                       $ 912.75     $ 1,449.55     $ 2,001.83     $ 3,270.56
---------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------
EQ/Alliance Growth And Income                    $ 796.22     $ 1,095.57     $ 1,404.27     $ 2,010.95
EQ/Alliance Intermediate Government Securities   $ 791.33     $ 1,080.51     $ 1,378.49     $ 1,954.65
EQ/Alliance International                        $ 819.72     $ 1,167.68     $ 1,527.24     $ 2,277.26
EQ/Alliance Large Cap Growth*                    $ 849.10     $ 1,257.30     $ 1,679.20     $ 2,601.27
EQ/Alliance Quality Bond                         $ 791.33     $ 1,080.51     $ 1,378.49     $ 1,954.65
EQ/Alliance Small Cap Growth                     $ 815.81     $ 1,155.69     $ 1,506.83     $ 2,233.32
EQ/Bernstein Diversified Value                   $ 824.62     $ 1,182.65     $ 1,552.71     $ 2,331.94
EQ/Calvert Socially Responsible                  $ 848.12     $ 1,254.32     $ 1,674.17     $ 2,590.63
EQ/Capital Guardian Growth                       $ 828.54     $ 1,194.62     $ 1,573.04     $ 2,375.49
EQ/Capital Guardian International                $ 855.95     $ 1,278.13     $ 1,714.38     $ 2,675.48
EQ/Capital Guardian Research                     $ 824.62     $ 1,182.65     $ 1,552.71     $ 2,331.94
EQ/Capital Guardian U.S. Equity                  $ 824.62     $ 1,182.65     $ 1,552.71     $ 2,331.94
EQ/Equity 500 Index                              $ 765.87     $ 1,001.91     $ 1,243.56     $ 1,657.38
EQ/Evergreen Omega                               $ 830.50     $ 1,200.60     $ 1,583.19     $ 2,397.20
EQ/FI Mid Cap                                    $ 830.50     $ 1,200.60     $ 1,583.19     $ 2,397.20
EQ/FI Small/Mid Cap Value                        $ 836.37     $ 1,218.53     $ 1,613.59     $ 2,462.06
EQ/JP Morgan Value Opportunities                 $ 824.62     $ 1,182.65     $ 1,552.71     $ 2,331.94
EQ/Janus Large Cap Growth                        $ 852.04     $ 1,266.23     $ 1,694.29     $ 2,633.14
EQ/Lazard Small Cap Value                        $ 834.41     $ 1,212.56     $ 1,603.47     $ 2,440.49
EQ/Marsico Focus                                 $ 848.12     $ 1,254.32     $ 1,674.17     $ 2,590.63
EQ/Mercury Basic Value Equity                    $ 817.77     $ 1,161.68     $ 1,517.04     $ 2,255.31
EQ/Mercury International Value                   $ 854.00     $ 1,272.18     $ 1,704.34     $ 2,654.33
EQ/MFS Emerging Growth Companies                 $ 825.60     $ 1,185.65     $ 1,557.79     $ 2,342.85
EQ/MFS Investors Trust                           $ 824.62     $ 1,182.65     $ 1,552.71     $ 2,331.94
EQ/Money Market                                  $ 774.68     $ 1,029.16     $ 1,290.43     $ 1,761.15
EQ/Van Kampen Emerging Markets Equity*           $ 907.85     $ 1,434.85     $ 1,977.33     $ 3,220.62
---------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
                                                           If you annuitize at the end of the
                                                                 applicable time period
---------------------------------------------------------------------------------------------------------
                                                   1 year      3 years       5 years        10 years
---------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield                       $ 367.46     $   768.00   $ 1,190.54     $ 2,353.14
AXA Premier VIP Technology                       $ 475.80     $ 1,093.99   $ 1,735.16     $ 3,445.56
---------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------
EQ/Alliance Growth And Income                    $ 351.83     $   720.39   $ 1,109.98     $ 2,185.95
EQ/Alliance Intermediate Government Securities   $ 346.63     $   704.49   $ 1,083.01     $ 2,129.65
EQ/Alliance International                        $ 376.83     $   796.49   $ 1,238.63     $ 2,452.26
EQ/Alliance Large Cap Growth*                    $ 408.09     $   891.08   $ 1,397.61     $ 2,776.27
EQ/Alliance Quality Bond                         $ 346.63     $   704.49   $ 1,083.01     $ 2,129.65
EQ/Alliance Small Cap Growth                     $ 372.67     $   783.83   $ 1,217.28     $ 2,408.32
EQ/Bernstein Diversified Value                   $ 382.04     $   812.30   $ 1,265.27     $ 2,506.94
EQ/Calvert Socially Responsible                  $ 407.04     $   887.94   $ 1,392.35     $ 2,765.63
EQ/Capital Guardian Growth                       $ 386.21     $   824.93   $ 1,286.54     $ 2,550.49
EQ/Capital Guardian International                $ 415.38     $   913.07   $ 1,434.42     $ 2,850.48
EQ/Capital Guardian Research                     $ 382.04     $   812.30   $ 1,265.27     $ 2,506.94
EQ/Capital Guardian U.S. Equity                  $ 382.04     $   812.30   $ 1,265.27     $ 2,506.94
EQ/Equity 500 Index                              $ 319.54     $   621.53   $   941.85     $ 1,832.38
EQ/Evergreen Omega                               $ 388.29     $   831.24   $ 1,297.16     $ 2,572.20
EQ/FI Mid Cap                                    $ 388.29     $   831.24   $ 1,297.16     $ 2,572.20
EQ/FI Small/Mid Cap Value                        $ 394.54     $   850.16   $ 1,328.97     $ 2,637.06
EQ/JP Morgan Value Opportunities                 $ 382.04     $   812.30   $ 1,265.27     $ 2,506.94
EQ/Janus Large Cap Growth                        $ 411.21     $   900.51   $ 1,413.40     $ 2,808.14
EQ/Lazard Small Cap Value                        $ 392.46     $   843.86   $ 1,318.37     $ 2,615.49
EQ/Marsico Focus                                 $ 407.04     $   887.94   $ 1,392.35     $ 2,765.63
EQ/Mercury Basic Value Equity                    $ 374.75     $   790.16   $ 1,227.96     $ 2,430.31
EQ/Mercury International Value                   $ 413.29     $   906.79   $ 1,423.91     $ 2,829.33
EQ/MFS Emerging Growth Companies                 $ 383.08     $   815.46   $ 1,270.59     $ 2,517.85
EQ/MFS Investors Trust                           $ 382.04     $   812.30   $ 1,265.27     $ 2,506.94
EQ/Money Market                                  $ 328.92     $   650.30   $   990.89     $ 1,936.15
EQ/Van Kampen Emerging Markets Equity*           $ 470.59     $ 1,078.48   $ 1,709.53     $ 3,395.62
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                  If you do not surrender your contract at the end of the
                                                             applicable time period
---------------------------------------------------------------------------------------------------------
                                                   1 year      3 years      5 years        10 years
---------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield                        $ 192.46    $ 593.00     $ 1,015.54     $ 2,178.14
AXA Premier VIP Technology                        $ 300.80    $ 918.99     $ 1,560.16     $ 3,270.56
---------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------
EQ/Alliance Growth And Income                     $ 176.83    $ 545.39     $   934.98     $ 2,010.95
EQ/Alliance Intermediate Government Securities    $ 171.63    $ 529.49     $   908.01     $ 1,954.65
EQ/Alliance International                         $ 201.83    $ 621.49     $ 1,063.63     $ 2,277.26
EQ/Alliance Large Cap Growth*                     $ 233.09    $ 716.08     $ 1,222.61     $ 2,601.27
EQ/Alliance Quality Bond                          $ 171.63    $ 529.49     $   908.01     $ 1,954.65
EQ/Alliance Small Cap Growth                      $ 197.67    $ 608.83     $ 1,042.28     $ 2,233.32
EQ/Bernstein Diversified Value                    $ 207.04    $ 637.30     $ 1,090.27     $ 2,331.94
EQ/Calvert Socially Responsible                   $ 232.04    $ 712.94     $ 1,217.35     $ 2,590.63
EQ/Capital Guardian Growth                        $ 211.21    $ 649.93     $ 1,111.54     $ 2,375.49
EQ/Capital Guardian International                 $ 240.38    $ 738.07     $ 1,259.42     $ 2,675.48
EQ/Capital Guardian Research                      $ 207.04    $ 637.30     $ 1,090.27     $ 2,331.94
EQ/Capital Guardian U.S. Equity                   $ 207.04    $ 637.30     $ 1,090.27     $ 2,331.94
EQ/Equity 500 Index                               $ 144.54    $ 446.53     $   766.85     $ 1,657.38
EQ/Evergreen Omega                                $ 213.29    $ 656.24     $ 1,122.16     $ 2,397.20
EQ/FI Mid Cap                                     $ 213.29    $ 656.24     $ 1,122.16     $ 2,397.20
EQ/FI Small/Mid Cap Value                         $ 219.54    $ 675.16     $ 1,153.97     $ 2,462.06
EQ/JP Morgan Value Opportunities                  $ 207.04    $ 637.30     $ 1,090.27     $ 2,331.94
EQ/Janus Large Cap Growth                         $ 236.21    $ 725.51     $ 1,238.40     $ 2,633.14
EQ/Lazard Small Cap Value                         $ 217.46    $ 668.86     $ 1,143.37     $ 2,440.49
EQ/Marsico Focus                                  $ 232.04    $ 712.94     $ 1,217.35     $ 2,590.63
EQ/Mercury Basic Value Equity                     $ 199.75    $ 615.16     $ 1,052.96     $ 2,255.31
EQ/Mercury International Value                    $ 238.29    $ 731.79     $ 1,248.91     $ 2,654.33
EQ/MFS Emerging Growth Companies                  $ 208.08    $ 640.46     $ 1,095.59     $ 2,342.85
EQ/MFS Investors Trust                            $ 207.04    $ 637.30     $ 1,090.27     $ 2,331.94
EQ/Money Market                                   $ 153.92    $ 475.30     $   815.89     $ 1,761.15
EQ/Van Kampen Emerging Markets Equity*            $ 295.59    $ 903.48     $ 1,534.53     $ 3,220.62
---------------------------------------------------------------------------------------------------------



* This is the new name of the option, effective on or about May 9, 2005, subject to regulatory approval. The EQ/Alliance Large Cap Growth option's former name is EQ/Alliance Premier Growth. The EQ/Van Kampen Emerging Markets Equity option's former name is EQ/Emerging Markets Equity.


                                                                    Fee table 13

Pooled separate account examples:

These examples assume that you invest $1,000* in the variable investment Funds of the Pooled separate accounts under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



-----------------------------------------------------------------------------------------------------------------------------------
                                   If you surrender your contract                   If you annuitize at the end of the
                              at the end of the applicable time period                    applicable time period
-----------------------------------------------------------------------------------------------------------------------------------
                           1 year      3 years      5 years     10 years      1 year      3 years      5 years     10 years
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Balanced         $ 99.21     $ 167.81     $ 236.66     $ 392.88    $ 213.52     $ 291.02     $ 369.19     $ 567.88
Alliance Bond             $ 99.21     $ 167.81     $ 236.66     $ 392.88    $ 213.52     $ 291.02     $ 369.19     $ 567.88
Alliance Common Stock     $ 99.21     $ 167.81     $ 236.66     $ 392.88    $ 213.52     $ 291.02     $ 369.19     $ 567.88
Alliance Mid Cap Growth   $ 99.21     $ 167.81     $ 236.66     $ 392.88    $ 213.52     $ 291.02     $ 369.19     $ 567.88
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                If you do not surrender your contract
                               at the end of the applicable time period
-----------------------------------------------------------------------------------------------------------------------------------
                           1 year      3 years      5 years      10 years
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Balanced         $ 38.52     $ 116.02     $ 194.19     $ 392.88
Alliance Bond             $ 38.52     $ 116.02     $ 194.19     $ 392.88
Alliance Common Stock     $ 38.52     $ 116.02     $ 194.19     $ 392.88
Alliance Mid Cap Growth   $ 38.52     $ 116.02     $ 194.19     $ 392.88
-----------------------------------------------------------------------------------------------------------------------------------


* Assuming an annuity payout option could be issued. Generally, the minimum amount that can be used to purchase any type of annuity is $3,500 (see "Access to your plan balances").


CONDENSED FINANCIAL INFORMATION


Please see the Appendix at the end of this prospectus for unit values and the number of units outstanding of each Fund available as of December 31, 2004.



FINANCIAL STATEMENTS OF THE FUNDS

Each of the Funds is, or is part of, one of our separate accounts as described in "About the separate accounts" under "More information" later in this prospectus. The financial statements of the Funds are contained in the SAI. The financial statements for the portfolios of each Trust are included in the SAI for each Trust.


14 Fee table

1. RIA features and benefits

--------------------------------------------------------------------------------

INVESTMENT OPTIONS
We offer 33 investment options under RIA, including the Funds and the guaranteed interest option. Each Fund has a different investment objective. The Funds try to meet their investment objectives by investing either in a portfolio of securities or by holding mutual fund shares. The maximum number of active investment options that can be available under any RIA annuity contract at any time is 25. We cannot assure you that any of the Funds will meet their investment objectives.

You can lose your principal when investing in the Funds. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market Fund.


THE ALLIANCE BOND FUND

OBJECTIVE

The Alliance Bond Fund (Separate Account No. 13) is available only to employer plans that signed an agreement to invest monies through the RIA annuity contract in the Alliance Bond Fund before June 1, 1994. The Alliance Bond Fund seeks to achieve maximum total return, consistent with investment quality, with less volatility than a long-term bond account, by investing primarily in publicly traded fixed-income securities, such as bonds, debentures and notes. The Fund maintains its own portfolio of securities. The Alliance Bond Fund is designed for participants who seek a greater rate of return than that normally provided by money market investments and less volatility than that experienced by long-term bond investments.

INVESTMENT STRATEGIES


The Alliance Bond Fund invests primarily in investment grade fixed-income securities including, but not limited to, the following: obligations issued or guaranteed by the U.S. Government (such as U.S. Treasury securities), its agencies (such as the Government National Mortgage Association), or instrumentalities (such as the Federal National Mortgage Association); corporate debt securities; mortgage pass-through securities; collateralized mortgage obligations; asset-backed securities; zero coupon bonds; and equipment trust certificates. The Fund may also purchase 144A restricted securities and the Fund may also purchase Sovereign Debt. Investment grade securities are those rated within the four highest credit categories (AAA, AA, A or BBB) by Standard & Poor's Corp. ("S&P") or (Aaa, Aa, A or Baa) by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, are of comparable investment quality as determined by our credit analysis. Bonds rated below A by S&P or Moody's are more susceptible to adverse economic conditions or changing circumstances than those rated A or higher, but we regard these lower-rated bonds as having an adequate capacity to pay principal and interest.


The weighted average duration of the Fund's total portfolio is expected to be close to that of the Lehman Intermediate Government/Credit Index. Duration is a principle used in selecting portfolio securities that indicates a particular fixed-income security's price volatility. Duration is measured by taking into account (1) all of the expected payments relating to that security and (2) the time in the future when each payment will be made, and then weighting all such times by the present value of the corresponding payments. The duration of a fixed-income security with interest payments occurring prior to its maturity is always shorter than its term to maturity (except in the case of a zero coupon security). In addition, given identical maturities, the lower the stated rate of interest of a fixed-income security, the longer its duration, and, conversely, the higher the stated rate of interest of a fixed-income security, the shorter its duration. We believe that the Alliance Bond Fund's policy of purchasing intermediate duration bonds significantly reduces the volatility of the Fund's unit price over that of a long-term bond account.

Additionally, the Alliance Bond Fund also may invest in high-quality money market securities, including, but not limited to, obligations of the U.S. Government, its agencies and instrumentalities; negotiable certificates of deposit; banker's acceptances or bank time deposits; repurchase agreements; master demand notes; and other money market instruments. For temporary or defensive purposes, the Alliance Bond Fund also may invest in money market securities without limitation.


Finally, the Alliance Bond Fund may purchase fixed-income securities and money market securities having adjustable rates of interest with periodic demand features. The Alliance Bond Fund also may purchase fixed-income securities and certain money market securities on a when-issued or delayed delivery basis.


RISKS OF INVESTMENT STRATEGIES


See "Risks of investing in the Funds" later in this prospectus, for information on the risks associated with an investment in the Funds generally, and in the Alliance Bond Fund specifically.



THE ALLIANCE BALANCED FUND

OBJECTIVES

The Alliance Balanced Fund (Separate Account No. 10) seeks both appreciation of capital and current income by investing in a diversified portfolio of common stocks, other equity-type securities and longer-term fixed income securities. The Fund also seeks current income by investing in publicly traded debt securities and short-term money market instruments. The Fund maintains its own portfolio of securities.

INVESTMENT STRATEGIES

The Alliance Balanced Fund varies the portion of its assets invested in each type of security in accordance with our evaluation of economic conditions, the general level of common stock prices, anticipated interest rates and other relevant considerations, including our assessment of the risks associated with each investment medium.

In general, the Fund invests the greatest portion of its assets in equity securities. During each of the past ten years, the Fund invested


                                                   RIA features and benefits  15
between 46% and 62% of its assets in equity securities, including equity-type securities such as convertible preferred stocks or convertible debt instruments.

The Fund's investment in non-money market debt securities consists primarily of
(a) publicly traded securities issued or guaranteed by the United States Government or its agencies or instrumentalities and (b) corporate fixed-income securities, including, but not limited to, sovereign debt, bank obligations, notes, asset-backed securities, mortgage pass-through obligations, collateralized mortgage obligations, zero coupon bonds, and preferred stock. The Fund may also buy debt securities with equity features such as conversion or exchange rights, warrants for the acquisition of stock, or participations based on revenues, sales or profits. The Fund only invests in investment grade non-money market debt securities, i.e., those rated, at the time of acquisition, BBB or higher by S&P or Baa or higher by Moody's or, if unrated, are of comparable investment quality. The average maturity of the debt securities held by the Fund varies according to market conditions and the stage of interest rate cycles. The Fund may realize gains or losses on debt securities when such actions are considered advantageous in light of existing market conditions.


The Fund also may invest (a) up to 10% of its total assets in restricted securities; (b) in foreign securities without substantial business in the United States; (c) in repurchase agreements; and (d) in money market securities. The Fund may also purchase and sell securities on a when-issued or delayed delivery basis.


Finally, the Fund may (a) invest in put and call options and (b) trade in stock index or interest rate futures, and foreign currency forward contracts, for hedging purposes only. In option transactions, the economic benefit will be offset by the cost of the option, while any loss would be limited to such cost. The Fund also enters into hedging transactions. These transactions are undertaken only when any required regulatory procedures have been completed and when economic and market conditions indicate that such transactions would serve the best interests of the Fund.



RISKS OF INVESTMENT STRATEGIES

See "Risks of investing in the Funds" later in this prospectus, for information on the risks associated with an investment in the Funds generally, and in the Alliance Balanced Fund specifically.


THE ALLIANCE COMMON STOCK FUND


OBJECTIVE

The Alliance Common Stock Fund seeks to achieve long-term growth of capital by investing in the securities of companies that we believe will share in the growth of our nation's economy -- and those of other leading industrialized countries -- over a long period. The Fund maintains its own portfolio of securities.


INVESTMENT STRATEGIES

The Alliance Common Stock Fund (Separate Account No. 4) invests primarily in common stock. The Fund generally invests in securities of intermediate and large sized companies, but may invest in stocks of companies of any size. At times the Fund may invest its equity holdings in a relatively small number of issuers, provided that no investment when made causes more than 10% of the Fund's assets to be invested in the securities of one issuer.

The Alliance Common Stock Fund also may invest smaller amounts in other equity-type securities, such as convertible preferred stocks or convertible debt instruments. The Fund also may invest in non-equity investments, including non-participating and non-convertible preferred stocks, bonds and debentures. The Fund also may invest up to 15% of its total assets in foreign securities (securities of established foreign companies without substantial business in the United States).


The Alliance Common Stock Fund may make temporary investments in government obligations, short-term commercial paper and other money market instruments.



RISKS OF INVESTMENT STRATEGIES

See "Risks of investing in the Funds" later in this prospectus, for information on the risks associated with an investment in the Funds generally, and in the Alliance Common Stock Fund specifically.


THE ALLIANCE MID CAP GROWTH FUND


OBJECTIVE

The Alliance Mid Cap Growth Fund (Separate Account No. 3) seeks to achieve long-term capital growth through a diversified portfolio of equity securities. The account will attempt to achieve this objective by investing primarily in the common stock of medium-sized companies which have the potential to grow faster than the general economy and to grow into much larger companies.


INVESTMENT STRATEGIES

The Alliance Mid Cap Growth Fund is actively managed to obtain excess return versus the Russell Mid Cap Growth Index. The Fund invested at least 80% of its total assets in the common stock of companies with medium capitalizations at the time of the Fund's investment, similar to the market capitalizations of companies in the Russell Mid Cap Growth Index. Companies whose capitalizations no longer meet this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. If deemed appropriate, in order to meet the investment objectives, the Fund may invest in companies in cyclical industries as well as in securities that the adviser believes are temporarily undervalued. The Fund may also invest in foreign companies without substantial business in the United States.

The Fund may also invest in convertible preferred stocks, convertible debt securities and short-term debt securities such as corporate notes, and temporarily invest in money market instruments. Additionally, the Fund may invest up to 10% of its total assets in restricted securities.


The Fund attempts to generate excess return by taking active risk in security selection, and implementing a "bottom up" stock selection approach, looking for companies with unique growth potential. Economic sector allocation will also be taken into consideration, and the account may often be concentrated in industries where research resources indicate there is high growth potential. The Fund is fully invested.



16  RIA features and benefits

RISKS OF INVESTMENT STRATEGIES


See "Risks of investing in the Funds" later in this prospectus, for information on the risks associated with an investment in the Funds generally, and in the Alliance Mid Cap Growth Fund specifically. Note, however, that due to the Alliance Mid Cap Growth Fund's investment policies, this Fund provides greater growth potential and greater risk than the Alliance Bond, Alliance Common Stock and Alliance Balanced Funds. As a result, you should consider limiting the amount allocated to this Fund, particularly as you near retirement.


INVESTMENT MANAGER OF THE ALLIANCE BOND, ALLIANCE BALANCED, ALLIANCE COMMON STOCK AND ALLIANCE MID CAP GROWTH FUNDS


We manage the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds. We currently use the personnel and facilities of Alliance Capital Management L.P. ("Alliance") for portfolio management, securities selection and transaction services. We are the majority-owners of Alliance, a limited partnership. We and Alliance are each registered investment advisers under the Investment Advisers Act of 1940, as amended.


Alliance acts as investment adviser to various separate accounts and general accounts of AXA Equitable and other affiliated insurance companies. Alliance also provides investment management and advisory services to mutual funds, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. The following portfolio managers are primarily responsible for the day-to-day management of the Funds:





--------------------------------------------------------------------------------
                                                  Business experience
 Fund                      Portfolio Manager     for past 5 years
--------------------------------------------------------------------------------
Alliance Bond Fund        Alison Martier (Team   Portfolio manager at
                          Leader)                Alliance since 1993.
                          Matthew Bloom          Fixed income portfolio
                                                 manager at Alliance since
                                                 1989.
                          Larry Hill             Portfolio manager at
                                                 Alliance since 2000.
                          Greg Wilensky          Portfolio manager at
                                                 Alliance since 1996.
--------------------------------------------------------------------------------
Alliance Balanced Fund    Christopher Toub       Portfolio manager at
                                                 Alliance since 1992.
--------------------------------------------------------------------------------
Alliance Common Stock     Alan Levi              Portfolio manager at
Fund                                             Alliance since 1995.
--------------------------------------------------------------------------------
Alliance Mid Cap Growth   Catherine Wood         Portfolio manager at
Fund                                             Alliance since 2001; prior
                                                 thereto, General Partner
                                                 and co-manager of
                                                 Portfolio at Tupelo Capital
                                                 Management.
--------------------------------------------------------------------------------


The SAI provides additional information about the portfolio managers including compensation, other accounts managed and ownership of securities of the Funds.


As of December 31, 2004 Alliance had total assets under management of approximately $539 billion. Alliance's main office is located at 1345 Avenue of the Americas, New York, New York 10105.


The Investment Committee of our Board of Directors must authorize or approve the securities held in the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds. Subject to the Investment Committee's broad supervisory authority, our investment officers and managers have complete discretion over the assets of these Funds and have been given discretion as to sales and, within specified limits, purchases of stocks, other equity securities and certain debt securities. When an investment opportunity arises that is consistent with the objectives of more than one account, we allocate investment opportunities among accounts in an impartial manner based on certain factors such as investment objective and current investment and cash positions.


PORTFOLIO HOLDINGS POLICY FOR THE POOLED SEPARATE ACCOUNTS


A description of the policies and procedures with respect to disclosure of the portfolio securities of The Alliance Bond Fund, The Alliance Balanced Fund, The Alliance Common Stock Fund and the Alliance Mid Cap Growth Fund is available in the SAI. Generally, portfolio information is available 15 days after the month and free of charge by calling 1-(866) 642-3127.



FUNDS INVESTING IN THE TRUSTS

The Funds of Separate Account No. 66 invest in corresponding portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The investment results you will experience in any one of those Funds will depend on the investment performance of the corresponding portfolios. The table below shows the names of the corresponding portfolios, their investment objectives, and their advisers.


                                                   RIA features and benefits  17

PORTFOLIOS OF THE TRUSTS


You should note that some portfolios have objectives and strategies that are substantially similar to those of certain retail funds that are purchased directly rather than under a variable insurance product such as Retirement Investment Account variable annuity. These funds may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.


------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust
 Portfolio Name                  Objective                                                 Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HIGH YIELD       Seeks high total return through a combination of current  o Alliance Capital Management L.P.
                                 income and capital appreciation.                          o Pacific Investment Management Company
                                                                                             LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY       Seeks long-term growth of capital.                        o Firsthand Capital Management, Inc.
                                                                                           o RCM Capital Management LLC
                                                                                           o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust
 Portfolio Name                  Objective                                                 Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND           Seeks to provide a high total return.                     o Alliance Capital Management L.P.
 INCOME
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE         Seeks to achieve high current income consistent with      o Alliance Capital Management L.P.
 GOVERNMENT SECURITIES           relative stability of principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL        Seeks to achieve long-term growth of capital.             o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE LARGE CAP            Seeks to achieve long-term growth of capital.             o Alliance Capital Management L.P.
 GROWTH(1)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND         Seeks to achieve high current income consistent with      o Alliance Capital Management L.P.
                                 moderate risk to capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP            Seeks to achieve long-term growth of capital.             o Alliance Capital Management L.P.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE   Seeks capital appreciation.                               o Alliance Capital Management L.P.,
                                                                                             through its Bernstein Investment
                                                                                             Research and Management Unit
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY              Seeks long-term capital appreciation.                     o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                                 and Brown Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH       Seeks long-term growth of capital.                        o Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              To achieve long-term growth of capital.                   o Capital Guardian Trust Company
 INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              Seeks to achieve long-term growth of capital.             o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.         Seeks to achieve long-term growth of capital.             o Capital Guardian Trust Company
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX              Seeks a total return before expenses that approximates    o Alliance Capital Management L.P.
                                 the total return performance of the S&P 500 Index,
                                 including reinvestment of dividends, at a risk level
                                 consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA               Seeks long-term capital growth.                           o Evergreen Investment Management
                                                                                             Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                    Seeks long-term growth of capital.                        o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------


18 RIA features and benefits

------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust
 Portfolio Name             Objective                                                  Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI SMALL/MID CAP VALUE   Seeks long-term capital appreciation.                      o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/JP MORGAN VALUE          Long-term capital appreciation.                            o J.P. Morgan Investment Management Inc.
 OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH   Seeks long-term growth of capital.                         o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE   Seeks capital appreciation.                                o Lazard Asset Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS            Seeks long-term growth of capital.                         o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE      Seeks capital appreciation and secondarily, income.        o Mercury Advisors
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY INTERNATIONAL    Seeks capital appreciation.                                o Merrill Lynch Investment Managers Interna-
 VALUE                                                                                    tional Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH      Seeks to provide long-term capital growth.                 o MFS Investment Management
 COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST      Seeks long-term growth of capital with secondary objec-    o MFS Investment Management
                            tive to seek reasonable current income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET             Seeks to obtain a high level of current income, preserve    o Alliance Capital Management L.P.
                            its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING      Seeks long-term capital appreciation.                       o Morgan Stanley Investment
 MARKETS EQUITY(2)                                                                        Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------




(1) This is the option's new name, effective on or about May 9, 2005, subject to regulatory approval. The option's former name is EQ/Alliance Premier Growth.

(2) This is the option's new name, effective on or about May 9, 2005, subject to regulatory approval. The option's former name is EQ/Emerging Markets Equity.

You should consider the investment objectives, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing.



                                                    RIA features and benefits 19

RISKS OF INVESTING IN THE FUNDS

All of the Funds invest in securities of one type or another. You should be aware that any investment in securities carries with it a risk of loss, and you could lose money investing in the Funds. The different investment objectives and policies of each Fund may affect the return of each Fund and the risks associated with an investment in that Fund.

Additionally, market and financial risks are inherent in any securities investment. By market risks, we mean factors which do not necessarily relate to a particular issuer, but affect the way markets, and securities within those markets, perform. Market risks can be described in terms of volatility, that is, the range and frequency of market value changes. Market risks include such things as changes in interest rates, general economic conditions and investor perceptions regarding the value of debt and equity securities. By financial risks we mean factors associated with a particular issuer which may affect the price of its securities, such as its competitive posture, its earnings and its ability to meet its debt obligations. Both the financial and market risks of an investment in the Alliance Bond Fund are expected to be less than those for the Alliance Common Stock, Alliance Balanced and Alliance Mid Cap Growth Funds.

The risk factors associated with an investment in the Alliance Bond, Alliance Common Stock, Alliance Mid Cap Growth and Alliance Balanced Funds are described below. See the SAI for additional information regarding certain investment techniques used by these Funds. See the prospectus for each Trust for risk factors and investment techniques associated with the portfolios in which the other Funds invest.

RISK FACTORS -- ALLIANCE BOND, ALLIANCE COMMON STOCK, ALLIANCE MID CAP GROWTH AND ALLIANCE BALANCED FUNDS

COMMON STOCK. Investing in common stocks and related securities involves the risk that the value of the stocks or related securities purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the Fund's investments -- and, therefore, the value of the Fund's units -- to fluctuate.

SECURITIES OF MEDIUM AND SMALLER SIZED COMPANIES.
The Alliance Mid Cap Growth Fund invests primarily in the securities of medium-sized companies. The Alliance Common Stock and Alliance Balanced Funds may also make these investments, as well as investments in smaller-sized companies. The securities of small and medium- sized, less mature, lesser known companies involve greater risks than those normally associated with larger, more mature, well-known companies. Therefore, consistent earnings may not be as likely in small companies as in large companies.

The Funds also run a risk of increased and more rapid fluctuations in the value of its investments in securities of small or medium-sized companies. This is due to the greater business risks of small-size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small (less than $1 billion) and medium (between $1 and $15 billion) capitalization stocks and stocks of recently organized companies have fluctuated more than the larger capitalization stocks and the overall stock market. One reason is that small and medium-sized companies have a lower degree of liquidity in the markets for their stocks, and greater sensitivity to changing economic conditions.

NON-EQUITY SECURITIES. Investing in non-equity securities, such as bonds and debentures, involves the risk that the value of these securities held by the Alliance Bond, the Alliance Balanced and the Alliance Common Stock Funds -- and, therefore, the value of each of the Fund's units -- will fluctuate with changes in interest rates (interest rate risk) and the perceived ability of the issuer to make interest or principal payments on time (credit risk). A decline in prevailing interest rates generally will increase the value of the securities held by the Alliance Bond Fund, while an increase in prevailing interest rates usually reduces the value of the Alliance Bond Fund's holdings. As a result, interest rate fluctuations will affect the value of Alliance Bond Fund units, but will not affect the income received from the Fund's current portfolio holdings. Moreover, convertible securities, which may be in the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds, such as convertible preferred stocks or convertible debt instruments, contain both debt and equity features, and may lose significant value in periods of extreme market volatility.

FOREIGN INVESTING. Investing in securities of foreign companies that may not do substantial business in the United States involves additional risks, including risk of loss from changes in the political or economic climate of the countries in which these companies do business. Foreign currency fluctuations, exchange controls or financial instability could cause the value of the Alliance Common Stock, Mid Cap Growth and Balanced Funds' foreign investments to fluctuate. Additionally, foreign accounting, auditing and disclosure standards may differ from domestic standards, and there may be less regulation in foreign countries of stock exchanges, brokers, banks, and listed companies than in the United States. As a result, the Fund's foreign investments may be less liquid and their prices may be subject to greater fluctuations than comparable investments in securities of U.S. issuers.

RESTRICTED SECURITIES. Investing in restricted securities involves additional risks because these securities generally (1) are less liquid than non-restricted securities and (2) lack readily available market quotations. Accordingly, the Alliance Balanced and the Alliance Mid Cap Growth Funds may be unable to quickly sell their restricted security holdings at fair market value.


The following discussion describes investment risks unique to either the Alliance Common Stock Fund, Alliance Mid Cap Growth Fund or the Alliance Balanced Fund.


INVESTMENT CONCENTRATION. Concentrating the Alliance Common Stock Fund's equity holdings in the stocks of a few companies increases the risk of loss, because a decline in the value of one of these stocks would have a greater impact on the Fund. As of December 31, 2004, the Fund held 17.48% of its net assets in the stocks of four issuers. See Separate Account No. 4 (Pooled) Statement of Investments and Net Assets in the SAI.



20  RIA features and benefits

RISKS OF INVESTMENT STRATEGIES. Due to the Alliance Mid Cap Growth Fund's aggressive investment policies, this Fund provides greater growth potential and greater risk than the Alliance Common Stock and Alliance Balanced Funds. As a result, you should consider limiting the amount allocated to this Fund, particularly as you near retirement.

ASSET ALLOCATION POLICIES. The Alliance Balanced Fund varies the portion of it's assets invested in equity and non-equity securities with our evaluation of various factors. The Fund is subject to the risk that we may incorrectly predict changes in the relative values of the stock and bond markets.


CHANGE OF INVESTMENT OBJECTIVES

We can change the investment objectives of the Alliance Bond, Alliance Common Stock, Alliance Mid Cap Growth and Alliance Balanced Funds if the New York State Insurance Department approves the change.

The investment objectives of the portfolios of the Trusts may be changed by the Board of Trustees of each Trust without the approval of shareholders. See "Voting rights" under "More information" later in this prospectus.


GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this prospectus.

The amount allocated to the guaranteed interest option earns interest at the current guaranteed interest rate which is an annual effective rate. After we credit the interest, we deduct certain charges and fees.

We credit interest through and allocate interest on the date of any transfer or withdrawal transaction. We credit interest each day of the month to the account value in the guaranteed interest account at the beginning of the day at a daily rate equivalent to the guaranteed interest rate that applies to those amounts.


CURRENT AND MINIMUM INTEREST RATES

Except as described below, the "current rate" is the rate of interest that we actually credit to amounts in the guaranteed interest option for any given calendar year. We declare current rates for each class of employer plan that is using the RIA annuity contract as its funding vehicle before the beginning of each calendar year. In addition to the current rate, we declare "minimum rates" for the next two calendar years. Except as stated below, the minimum interest rates will never be lower than 4%. If the employer plan's contract permits investment in the Alliance Bond Fund, we may at times have the right to declare a lower current rate of interest ("revised rate") which will remain in effect for the remainder of the calendar year only for new amounts contributed or transferred by the employer plan to the guaranteed interest option. See "Special rules applicable to the Alliance Bond Fund" later in this prospectus, for the circumstances under which a revised rate might be declared. Such revised rate will reflect market interest rates for money market instruments and other short-term investments existing at the time any such amount is contributed or transferred to the guaranteed interest option without regard to any previously declared minimum rate.


The current interest rate for 2005 and the minimum interest rates for 2006 and 2007 guaranteed for each class, are stated in the proposal documents submitted to sponsors of prospective RIA employer plans. The establishment of new classes will not decrease the rates that apply to employer plans already assigned to a previous class. The effective current rate for 2006 and the minimum rates effective for calendar year 2008 will be declared in December 2005.



CLASSES OF EMPLOYER PLANS

We assigned an employer plan to a "class" of employer plans upon its participation in the Master Retirement Trust in order to help us determine the current and minimum guaranteed rates of interest that apply for the employer plan participating in the guaranteed interest option under the RIA annuity contract. The initial class of employer plans to which an employer plan was assigned depended on the date the plan was adopted.


REVISED INTEREST RATES

All of the following conditions must exist for us to declare a revised rate:


o on the date of the allocation, the aggregate amount held in the Alliance Bond Fund with respect to all employer plans comprising AXA Equitable's Small Pension book of business is at least 10% of the aggregate amount then held under all the contracts which fund those plans;


o on the date of the allocation, the "current" guaranteed interest rate with respect to the employer plan's guaranteed interest option that would otherwise apply, exceeds the benchmark treasury rate by at least 0.75%; and

o prior allocations to the guaranteed interest option for the employer plan during that calendar year equal or exceed 110% of the average annual allocations to the guaranteed interest option for the employer plan during the three immediately preceding calendar years.

If we declare a revised rate for plans permitted to invest in the Alliance Bond Fund the employer or plan trustee may, by written notice, withdraw all or part of the amount that would be credited with such lower revised rate, without deduction of the contingent withdrawal charge. The investment, for the remainder of the calendar year, of such withdrawn or returned amounts in a funding vehicle other than RIA shall not be considered a violation of an employer plan's exclusive funding obligation provided such amount is contributed to RIA at the beginning of the following calendar year.


                                                   RIA features and benefits  21

2. How we value your account value

--------------------------------------------------------------------------------

FOR THE FUNDS. When you invest in a Fund, your contribution or transfer purchases "units" of that Fund. The unit value on any day reflects the value of the Fund's investments for the day and the charges and expenses we deduct from the Fund. We calculate the number of units you purchase by dividing the amount you invest by the unit value of the Fund as of the close of business on the day we receive your contribution or transfer instruction.

--------------------------------------------------------------------------------
Generally, our "business day" is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------

On any given day, your account value in any Fund equals the number of the Fund's units credited to your account, adjusted for any Fund's units cancelled from your account, multiplied by that day's value for one Fund unit. In order to take deductions from any Fund, we cancel units having a value equal to the amount we need to deduct. Otherwise, the number of your Fund units of any Fund does not change unless you make additional contributions, make a withdrawal, make a transfer, or request some other transaction that involves moving assets into or out of that Fund.

FOR THE GUARANTEED INTEREST OPTION. The value of any investment in the guaranteed interest option is, at any time, the total contributions allocated to the guaranteed interest option, plus the interest earned, less (i) withdrawals to make employer plan benefit payments, (ii) withdrawals to make other employer plan withdrawals (including loans) and (iii) charges and fees provided for under the contracts.


HOW WE DETERMINE THE UNIT VALUE

When contributions are invested in the Funds, the number of units outstanding attributable to each Fund is correspondingly increased; and when amounts are withdrawn from one of these Funds, the number of units outstanding attributable to that Fund is correspondingly decreased.

For the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds, the unit values reflect investment performance and investment management and financial accounting fees. We determine the respective unit values for these Funds by multiplying the unit value for the preceding business day by the net investment factor for that subsequent day. We determine the net investment factor as follows:

o First, we take the value of the Fund's assets at the close of business on the preceding business day.

o Next, we add the investment income and capital gains, realized and unrealized, that are credited to the assets of the Fund during the business day for which the net investment factor is being determined.

o Then, we subtract the capital losses, realized and unrealized, and investment management and financial accounting fees charged to the Fund during that business day.

o Finally, we divide this amount by the value of the Fund's assets at the close of the preceding business day.

Prior to June 1, 1994, for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds, the investment management and financial accounting fees were deducted monthly from employer plan balances in these Funds.

For a Fund of Separate Account No. 66, the unit value for any business day together with any preceding non-business days ("valuation period") is equal to the unit value for the preceding valuation period multiplied by the net investment factor for that Investment Fund for that valuation period. The net investment factor for a valuation period is:

         (a/b) -c

where:

(a) is the value of the Fund's shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated to or withdrawn from the Investment Fund for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and other expenses of each Trust.

(b) is the value of the Fund's shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts are allocated or withdrawn for that valuation period).

(c) is the daily factor for the separate account administrative charge multiplied by the number of calendar days in the valuation period.


HOW WE VALUE THE ASSETS OF THE FUNDS

Assets of the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds are valued as follows:

o Common stocks listed on national securities exchanges or traded on the NASDAQ national market system are valued at the last sale price. If on a particular day there is no sale, the stocks are valued at the latest available bid price reported on a composite tape. Other unlisted securities reported on the NASDAQ system are valued at inside (highest) quoted bid prices.

o Foreign securities not traded directly, or in ADR form, in the United States, are valued at the last sale price in the local currency on an exchange in the country of origin. Foreign currency is converted into dollars at current exchange rates.



22  How we value your account value

o United States Treasury securities and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities are valued at representative quoted prices.

o Long-term publicly traded corporate bonds (i.e., maturing in more than one year) are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where it is deemed appropriate to do so, an over-the-counter or exchange quotation may be used.

o Convertible preferred stocks listed on national securities exchanges are valued at their last sale price or, if there is no sale, at the latest available bid price.

o Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more major dealers in such securities; where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stock.

o Short-term debt securities that mature in more than 60 days are valued at representative quoted prices. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value.

o Option contracts listed on organized exchanges are valued at last sale prices or closing asked prices, in the case of calls, and at quoted bid prices, in the case of puts. The market value of a put or call will usually reflect, among other factors, the market price of the underlying security. When a Fund writes a call option, an amount equal to the premium received by the Fund is included in the Fund's financial statements as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the last offering price. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase or sales transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received, or reduced by the price paid for the option.


FAIR VALUATION

For the Pooled Separate Accounts, securities and other assets for which market quotations are not readily available (or for which market quotations may not be reliable) are valued at their fair value under the direction of our investment officers in accordance with accepted accounting practices and applicable laws and regulations. Market quotations may not be readily available or reliable if, for example, trading has been halted in the particular security; the security does not trade for an extended period of time; or a trading limit has been imposed.

For the Funds offered under Separate Account No. 66, securities and other assets for which market quotations are not readily available (or for which market quotations may not be reliable) are valued at their fair value under policies and procedures established by the Trusts. For more information, please see the prospectus for the applicable Trust.

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method deemed to reflect fair value. Such a policy is intended to assure that the net asset value of a separate account or fund fairly reflects security values as of the time of pricing.



                                             How we value your account value  23

3. Transfers

--------------------------------------------------------------------------------

TRANSFERS AMONG INVESTMENT OPTIONS
You may transfer accumulated amounts among the investment options at any time and in any amount, subject to the transfer limitations described below. In addition to our rules, transfers among the investment options may be subject to employer plan provisions which may limit or disallow such movements. We do not impose a charge for transfers among the investment options.

The following section describes transfer limitations that apply, under certain situations, to amounts transferred out of the guaranteed interest option during the calendar quarter in which the request is made and the three preceding calendar quarters ("transfer period").

PARTICIPANT-DIRECTED PLANS. Under these plans, the contract owner has instructed us to accept the plan trustee's allocations that are in accordance with the plan participants' directions. If the employer elects to fund the employer plan with the guaranteed interest option and the EQ/Money Market, Alliance Bond, EQ/Alliance Intermediate Government Securities, EQ/Alliance Quality Bond or AXA Premier VIP High Yield Funds, during any transfer period, the following limitations apply:

For plans electing the optional participant recordkeeping services ("PRS"), the maximum amount that may be transferred by the trustee on behalf of a participant from the guaranteed interest option is equal to the greater of: (i) 25% of the amount the participant had in the guaranteed interest option as of the last calendar day of the prior calendar year, or (ii) the total of all amounts transferred out of the guaranteed interest option during the prior calendar year on the participant's behalf. Generally, this means that new participants will not be able to direct the trustee to transfer amounts out of the guaranteed interest option during the first calendar year of their participation under the contract.

If assets have been transferred from another funding vehicle by the employer, then the participant, for the remainder of that calendar year, may direct the trustee to transfer to the Funds up to 25% of such transferred amount that the participant initially allocated to the guaranteed interest option.


For plans not electing the PRS, the maximum amount that may be transferred from the guaranteed interest option is equal to the greater of: (i) 25% of the amount the employer plan had in the guaranteed interest option as of the last calendar day of the prior calendar year, or (ii) the total of all amounts the employer plan transferred out of the guaranteed interest option during the prior calendar year. The employer plan is responsible for monitoring this transfer limitation. PRS is discussed in "Optional participant recordkeeping services" later in this prospectus.


If assets have been transferred from another funding vehicle by the employer, then the trustee on behalf of the participant, for the remainder of that calendar year, may transfer to the Funds up to 25% of such transferred amount that was initially allocated to the guaranteed interest option.

From time to time, we may remove certain restrictions that apply to transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions.

TRUSTEE-DIRECTED PLANS. Transfers of accumulated amounts among the investment options will be permitted as determined by us in our sole discretion only.

If assets have been transferred from another funding vehicle by the employer, then the plan trustee, for the remainder of that calendar year, may transfer to an investment option up to 25% of such transferred amount that was initially allocated to the guaranteed interest option.


SPECIAL RULES APPLICABLE TO THE ALLIANCE BOND FUND

The Alliance Bond Fund is available only to participant-directed employer plans that signed an agreement to participate in that Fund prior to June 1, 1994 ("old employer plans"). If the employer has not made Funds of Separate Account No. 66 available under a participant-directed employer plan, special transfer rules which provide transfer restrictions, described below will apply. If an old employer plan adds any of the Funds held in Separate Account No. 66, the Alliance Bond Fund will no longer be subject to any transfer restrictions. However, transfers out of the guaranteed interest option will be subject to certain restrictions described above.

TRANSFERS TO THE ALLIANCE BOND FUND. Except as described below, a plan participant in an old employer plan may elect to transfer to the Alliance Bond Fund any amount (in whole percentages) arising from participant-directed contributions. We will process requests to transfer amounts to the Alliance Bond Fund only if, at the time of the transfer request, the current guaranteed interest rate for the plan's guaranteed interest option is higher than the then-current "benchmark treasury rate." The benchmark treasury rate, as determined in accordance with our procedures, can be obtained via a daily tape recording by calling the RIA service office at 1-800-967-4560.

If we will not process a transfer request, we will notify the employer within four business days. We will not redirect the transfer to another investment option and will not maintain any record of such request for future processing.


TRANSFERS FROM THE ALLIANCE BOND FUND. A plan participant in an old employer plan may elect to transfer any amount (in whole percentages) held in the Alliance Bond Fund to one or more investment options.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed for



24  Transfers
programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Fund or the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the Funds or the underlying portfolios. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a Fund or portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Fund or portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so investment performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Fund or portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a Fund or portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Funds or portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than Funds or portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy and contract owners.

The AXA Premier VIP Trust and EQ Advisors Trust (the "trusts") have adopted policies and procedures designed to discourage disruptive transfers by contract owners investing in the portfolios. The trusts discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. As a general matter, the trusts reserve the right to refuse or limit any purchase or exchange order by a particular investor (or group of related investors) if the transaction is deemed harmful to the portfolio's other investors or would disrupt the management of the portfolio. The trusts monitor aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. When a contract owner is identified as having engaged in a potentially disruptive transfer for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potential disruptive transfer activity, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or the trusts may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

For the Pooled Separate Accounts, the portfolio managers review aggregate cash flows on a daily basis. If the portfolio managers consider transfer activity with respect to an account to be disruptive, AXA Equitable reviews contract owner trading activity to identify any potentially disruptive transfer activity. AXA Equitable follows the same policies and procedures identified in the previous paragraph. We may change those policies and procedures, and any new or revised policies or procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Contract owners should note that it is not always possible for us and the trusts to identify and prevent disruptive transfer activity. Our ability to monitor potentially disruptive transfer activity is limited in particular with respect to certain group contracts. Group annuity contracts may be owned by retirement plans that provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. In addition, because we do not monitor for all frequent trading in the trust portfolios at the separate account level, contract owners may engage in frequent trading which may not be detected, for example due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the affiliated trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners/participants may be treated differently than others, resulting in the risk that some contract owners/participants may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.



                                                                   Transfers  25

4. Access to your account value

--------------------------------------------------------------------------------

PARTICIPANT LOANS

Contract withdrawals to make participant loans are available under RIA, if the employer plan permits them. Participants must apply for a plan loan through the employer plan. The plan administrator is responsible for administering the loan program. Loans are subject to restrictions under federal tax rules and ERISA. See "Tax information" later in this prospectus.

Below we briefly summarize some of the important terms of the loan provisions under RIA. A more detailed discussion is provided in the SAI under "Loan provisions."

Generally, all loan amounts must be taken from the guaranteed interest option. The participant must pay the interest as required by federal income tax rules. All repayments are made back into the guaranteed interest option. If the participant fails to repay the loan when due, the amount of the unpaid balance may be subject to a contingent withdrawal charge, taxes, and additional penalty taxes. Interest paid on a retirement plan loan is not deductible.

The minimum amount of a loan for a participant is $1,000, and the maximum amount is 90% of the balances attributable to the plan participant in all the investment options. An employer plan may impose additional conditions or restrictions on loan transactions. We also charge a loan fee in an amount equal to 1% of the loan principal amount on the date a loan is made.


CHOOSING BENEFIT PAYMENT OPTIONS

RIA offers a variety of benefit payment options, subject to the provisions of an employer's plan. Plan participants should consult their employer for details. An employer's plan may allow a choice of one or more of the following forms of distribution:

o purchase of one of our annuities;

o lump sum distribution;

o use of part of the proceeds to purchase one of our annuities with the balance to be paid as a lump sum; or

o permitted cash withdrawals.

Subject to the provisions of your plan, RIA makes available the following forms of fixed annuities:

o life annuity;

o life annuity - period certain;

o life annuity - refund certain;

o period certain annuity; and

o qualified joint and survivor life annuity.

All of the forms outlined above (with the exception of the qualified joint and survivor life annuity) are available as either single or joint life annuities. We also offer other annuity forms not outlined here.

The various fixed annuities we offer under RIA are described in greater detail in the SAI under "Annuity benefits." As a general matter, the minimum amount that can be used to purchase any type of annuity, net of all applicable charges and fees, is $3,500. An annuity administrative fee of $175 will be deducted from the amount used to purchase an annuity.

We require that the amount of any benefit distribution from an employer plan that uses RIA as a partial investment funding vehicle be in proportion to the amount of plan assets held in RIA, unless we and the plan trustees specifically agree in writing to some other method.

Requests for cash distributions must be made to us on an aggregate basis opposed to a participant-by-participant basis, except for employer plans using the PRS discussed in "Optional participant recordkeeping services" later in this prospectus. Cash withdrawals by a plan participant prior to retirement may give rise to contingent withdrawal charges, and tax penalties or other adverse tax consequences. See "Tax information" later in this prospectus.

We make distribution checks payable to the trustees of the plan. The plan trustees are responsible for distribution of Funds to the participant or other payee and for any applicable federal and state income tax withholding and reporting. See "Tax information" later in this prospectus.

RIA does not have separate disability or death benefit provisions. All disability and death benefits are provided in accordance with the employer plan.


26  Access to your account value

5. RIA

--------------------------------------------------------------------------------

This section explains RIA in further detail. It is intended for employers who use RIA, but contains information of interest to plan participants as well. Plan participants should, of course, understand the provisions of their plan that describes their rights in more specific terms.

RIA is an investment program designed for employer plans that qualify for tax-favored treatment under Section 401(a) of the Code. Eligible employer plans include defined benefit plans, defined contribution plans or profit-sharing plans, including 401(k) plans. These employer plans generally must also meet the requirements of ERISA.


RIA consists of two group annuity contracts ("contracts") issued by AXA Equitable, a Master Retirement Trust agreement, a participation or installation agreement, and an optional participant recordkeeping services ("PRS") agreement. RIA had $187.2 million in assets as of December 31, 2004.


Our service consultants are available to answer your questions about RIA. Please contact us by using the telephone number or addresses listed under "How to reach us - Information on joining RIA" earlier in this prospectus.


SUMMARY OF PLAN CHOICES OF RIA

RIA is used:

o as the exclusive funding vehicle for the assets of an employer plan. Under this option, the annual amount of plan contributions must be at least $10,000. We call this type of plan an "exclusive funding employer plan"; or

o as a partial investment funding vehicle for an employer plan. Under this option, the aggregate amount of contributions in the initial participation year must be at least $50,000, and the annual aggregate amount of contributions thereafter must be at least $25,000. We call this type of plan a "partial funding employer plan." We do not offer the guaranteed interest option with a partial funding employer plan. A partial funding agreement with us was required to use this partial funding employer plan.

An exclusive funding employer plan may not change its participation basis to that of a partial funding employer plan, or vice versa, unless the underwriting and other requirements referred to above are satisfied and approved by us. We reserve the right to impose higher annual minimums for certain plans. We will give you advance notice of any such changes.

You have the choice of using RIA with two types of plans. You may use RIA for:

o participant-directed employer plans, which permit participants to allocate contributions and transfer account accumulations among the investment options; or

o trustee-directed employer plans, which permit these types of investment decisions to be made only by the employer, a trustee or any named fiduciary or an authorized delegate of the plan.

At our sole discretion, a trustee-directed plan may change its participation basis to a participant-directed plan.

Making the right choices for your plan depends on your own set of circumstances. We recommend that you review all contracts and trust, participation and related agreements with your legal and tax counsel.


HOW TO MAKE CONTRIBUTIONS


REGULAR CONTRIBUTIONS. Contributions may be made by check or by wire transfer. All contributions under an employer plan should be sent to the address under "For contributions checks only" in "Information once you join RIA" earlier in this prospectus. All contributions made by check must be drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. Third-party checks are not acceptable, except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.


Contributions are normally credited on the business day that we receive them. Contributions are only accepted from the employer or plan trustee.

There is no minimum amount for each contribution where employer plan contributions are made on a basis more frequent than annually. The total amount of contributions under an employer plan is limited by law. See "Tax information" later in this prospectus.

To make a rollover or transfer to an existing RIA Plan, funds must be in cash. Therefore, any assets accumulated under another existing plan will have to be liquidated for cash.


SELECTING INVESTMENT OPTIONS

You can select from the investment options available under the contracts. The maximum number of active options you may select at any time is 25. Plan participant choices will be limited to the investment options selected. If the Plan is intended to comply with the requirements of ERISA Section 404(c), the employer or the plan trustee is responsible for making sure that the investment options chosen constitute a broad range of investment choices as required by the Department of Labor ("DOL") Section 404(c) regulations.

Generally, for participant-directed plans, if you intend for your plan to comply with ERISA Section 404(c), you should, among other things:

o select the EQ/Money Market Fund if you select any of the EQ/Alliance Intermediate Government Securities, EQ/Alliance Quality Bond or AXA Premier VIP High Yield Funds; or

o select the guaranteed interest option if you do not select any of the EQ/Money Market, EQ/Alliance Intermediate Government Securities, EQ/Alliance Quality Bond, AXA Premier VIP High Yield or EQ/Alliance Small Cap Growth Funds.


                                                                         RIA  27

If you select any of the EQ/Money Market, Alliance Bond, EQ/Alliance Intermediate Government Securities, EQ/Alliance Quality Bond or AXA Premier VIP High Yield Funds and the guaranteed interest option, certain restrictions will apply to transfers out of the guaranteed interest option. The Alliance Bond Fund is available only to employer plans that signed an agreement to participate in that Fund through the RIA annuity contract prior to June 1, 1994, and, as described above, special transfer rules apply for these employer plans. If you add any of the Funds of Separate Account No. 66, the Alliance Bond Fund will no longer be subject to any transfer restrictions. However, transfers out of the guaranteed interest option will be subject to certain restrictions.


ALLOCATING PROGRAM CONTRIBUTIONS

We allocate contributions to the investment options in accordance with the allocation instructions provided to us by the plan trustee or the individual who the plan trustee has previously authorized in writing. Allocations may be made by dollar amounts or in any whole number percentages that total 100%.

Allocation changes may be made without charge, but may be subject to employer plan provisions that may limit or disallow such movements.


28  RIA

6. Distributions

--------------------------------------------------------------------------------

Keep in mind two sets of rules when considering distributions or withdrawals from RIA. The first are rules and procedures that apply to the investment options, exclusive of the provisions of your plan. We discuss those in this section. The second are rules specific to your plan, which are not described here.


Moreover, distribution and benefit payment options under a tax qualified retirement plan are subject to complicated legal requirements. A general explanation of the federal income tax treatment of distributions and benefit payment options is provided in "Tax information" later in this prospectus and the SAI. The participant should discuss his or her options with a qualified financial adviser. Our service consultants also can be of assistance. Certain plan distributions may be subject to a contingent withdrawal charge, federal income tax, and penalty taxes. See "Charges and expenses" and "Tax information" later in this prospectus.


AMOUNTS IN THE FUNDS. These are generally available for distribution at any time, subject to the provisions of your plan. Distributions from the Alliance Bond, Alliance Common Stock, Alliance Mid Cap Growth and Alliance Balanced Funds are permitted at any time. Distributions from remaining Funds are permitted at any time except if there is any delay in redemptions from the corresponding portfolio of each Trust, as applicable. See "When we pay proceeds" later in this prospectus.

AMOUNTS IN THE GUARANTEED INTEREST OPTION. These are generally available for distribution at any time, subject to the provisions of your plan. A deferred payout provision, however, applies to trustee-directed employer plans which are terminating their RIA contract. Under that provision, we can defer payment of the employer plan balance held in the guaranteed interest option, less the contingent withdrawal charge, by paying out the balance in six installments over five years. During the deferred payout period, we credit the balances upon which we defer payment with the current interest rate declared for each year. We also continue to deduct the ongoing operations fee monthly from the balance during the deferred payout period.

When we impose the deferred payout provision, any trustee-directed employer plan benefits becoming due during the deferred payout period will not be paid from the employer plan balance in the guaranteed interest option. If, however, sufficient funds are available, the benefits would be paid from the new funding vehicle for the trustee-directed employer plan.

Participant-directed employer plans are not subject to the deferred payout provision.


                                                               Distributions  29

                   ILLUSTRATION OF DEFERRED PAYOUT PROVISION



 Transaction Date                                     End of Year 1                     End of Year 2
-------------------------------------------------------------------------------------------------------------
  guaranteed interest option                 Balance 1                         Balance 2
  Plan Assets                                + Interest                        + Interest
- Withdrawal Charge                         - Operations Fee                 - Operations Fee
---------------------                       -----------------                ------------------
Distribution Amount 1                       Distribution Amount 2            Distribution Amount 3
Dist. Amt. 1    = 1st Payment               Dist. Amt. 2    = 2nd Payment    Dist. Amt. 3    = 3rd Payment
----------------                            ----------------                 ----------------
        6                                          5                                4
Dist. Amount 1                              Dist. Amount 2                   Dist. Amount 3
- 1st Payment                               - 2nd Payment                    - 3rd Payment
---------------------------                 ----------------                 ----------------
        Balance 1  ->                                Balance  ->                       Balance     ->



              End of Year 3                     End of Year 4                          End of Year 5
--------------------------------------------------------------------      ------------------------------
     Balance 3                         Balance 4                             Balance 5
     + Interest                        + Interest                            + Interest
    - Operations Fee                 - Operations Fee                      - Operations Fee
    -----------------                ------------------                    ------------------
    Distribution Amount 4            Distribution Amount 5                 Final Distribution
    Dist. Amt. 4    = 4th Payment    Dist. Amt. 5    = 5th Payment
    ----------------                 ----------------
           3                                2
    Dist. Amount 4                   Dist. Amount 5
    - 4th Payment                    - 5th Payment
    ----------------                 ----------------
             Balance  ->                       Balance     ->


30 Distributions

7. Optional participant recordkeeping services

--------------------------------------------------------------------------------

SERVICES PROVIDED. If you elected the PRS program, we:

o establish an individual participant account for each participant covered by your plan based on data you provide;

o receive and deposit contributions on behalf of participants to individual participant accounts;

o maintain records reflecting, for each participant, contributions, transfers, loan transactions, withdrawals and investment experience and interest accrued, as applicable, on an individual participant's proportionate values in the plan;

o provide to you individual participant's reports reflecting the activity in the individual participant's proportionate interest in the plan; and

o process transfers and distributions of the participant's portion of his or her share of the employer plan assets among the investment options as you instruct.


You are responsible for providing AXA Equitable with required information and for complying with our procedures relating to the PRS program. We will not be liable for errors in recordkeeping if the information you provide is not provided on a timely basis or is incorrect. The plan administrator retains full responsibility for the income tax withholding and reporting requirements including required notices to the plan participants, as set forth in the federal income tax rules and applicable Treasury Regulations.


INVESTMENT OPTIONS. You must include the guaranteed interest option in the investment options if you select PRS.


FEES. We charge an annual fee of $25 per active participant paid in twelve equal monthly installments of $2.08. We deduct the fee from the amounts attributable to each individual participant at the end of each month by means of a reduction of units or a cash withdrawal from the guaranteed interest option. We retain the right to change the fee upon 30 days' notice to the employer. See "Charges and expenses" later in this prospectus.


ENROLLMENT. Enrollment of your plan in PRS is no longer available.

                                 Optional participant recordkeeping services  31

8. Charges and expenses

--------------------------------------------------------------------------------

You will incur two general types of charges under RIA:

(1) Charges reflected as reductions in the unit values of the Funds which are recorded as expenses of the Fund. These charges apply to all amounts invested in RIA, including installment payout option payments.

(2) Charges stated as a defined percentage or fixed dollar amount and deducted by reducing the number of units in the appropriate Funds and the dollars in the guaranteed interest option.

We make no deduction from your contributions for sales expenses.


CHARGES REFLECTED IN THE UNIT VALUES


INVESTMENT MANAGEMENT AND ACCOUNTING FEES

The computation of unit values for the Alliance Bond, Alliance Common Stock, Alliance Mid Cap Growth and Alliance Balanced Funds reflects fees we charge for investment management and accounting. We receive fees for investment management and financial accounting services we provide for these Funds, as well as a portion of our related administrative costs. This fee is charged daily at an effective annual rate of .50% of the net assets of the Alliance Bond, Alliance Common Stock, Alliance Mid Cap Growth and Alliance Balanced Funds.


ADMINISTRATIVE CHARGE FOR CERTAIN OF THE FUNDS OF SEPARATE ACCOUNT NO. 66

We make a daily charge at an annual rate of 0.05% of the assets invested in certain of the Funds of Separate Account No. 66 as indicated under the "Fee Table" earlier in this prospectus. The charge is designed to reimburse us for our costs in providing administrative services in connection with the contracts.


INDIRECT EXPENSES BORNE BY THE FUNDS

ANNUAL EXPENSES OF THE TRUSTS. The Funds that invest in portfolios of the Trusts are indirectly subject to investment advisory and other expenses charged against assets of their corresponding portfolios. These expenses are described in the prospectuses for the Trusts.


CHARGES WHICH REDUCE THE NUMBER OF UNITS

CONTINGENT WITHDRAWAL CHARGE

We may impose a contingent withdrawal charge ("CWC") against withdrawals made from any of the Funds or the guaranteed interest option at any time up to and including the ninth anniversary of the date on which the employer plan began its participation in RIA. The CWC is designed to recover the unamortized sales and promotion expenses and initial enrollment expenses incurred by us.

We will not apply a CWC against amounts withdrawn for the purpose of making benefit distribution payments unless such withdrawals are made (i) on or after the date of discontinuance of an employer plan's participation in RIA or (ii) as a result of a full or partial termination, within the meaning of applicable Internal Revenue Service ("IRS") or court interpretations.

We will apply a CWC against amounts withdrawn for purposes of making benefit payments to participants who terminated employment either voluntarily or involuntarily, but only when such terminations are attributable to (i) the employer's merger with another company, (ii) the sale of the employer or (iii) the bankruptcy of the employer which leads to the full or partial termination of the plan or the discontinuance of the employer plan's participation in RIA.


We do not apply a CWC on transfers between the investment options. However, we do apply a CWC to withdrawals from RIA for the purpose of transferring to another funding vehicle under the employer plan, unless an officer of AXA Equitable agrees, in writing, to waive this charge. We do not consider withdrawals from RIA for the purpose of paying plan expenses or the premium on a life insurance policy, including one held under the employer plan, to be in-service withdrawals or any other type of benefit distribution. These withdrawals are subject to the CWC.


The amount of any CWC is determined in accordance with the rate schedule set forth below. We include outstanding loan balances in the plan's assets for purposes of assessing the CWC.



--------------------------------------------------------------------------------
    Withdrawal in
 Participation Years      Contingent Withdrawal Charge
--------------------------------------------------------------------------------
        1 or 2             6% of Amount Withdrawn
        3 or 4                       5%
        5 or 6                       4%
        7 or 8                       3%
          9                          2%
     10 and later                    0%
--------------------------------------------------------------------------------

Benefit distribution payments are those payments that become payable with respect to participants under the terms of the employer plan as follows:

1. as the result of the retirement, death or disability of a participant;

2. as the result of a participant's separation from service as defined under
      Section 402(d)(4)(A) of the Code;

3. in connection with a loan transaction, if the loan is repaid in accordance with its terms;

4. as a minimum distribution pursuant to Section 401(a)(9) of the Code;


5. as a hardship withdrawal pursuant to Section 401(k) of the Code;


6. pursuant to a qualified domestic relations order ("QDRO") under Section 414(p) of the Code, but only if the QDRO specifically requires that the plan administrator withdraw amounts for payment to an alternate payee;

7. as a result of an in-service withdrawal attributable to the after-tax contributions of a participant; or


32  Charges and expenses

8. as a result of an in-service withdrawal from a profit-sharing plan after meeting a minimum number of years of service and/or participation in the plan, and the attainment of a minimum age specified in the plan.


Prior to any withdrawal from RIA for benefit distribution purposes, AXA Equitable reserves the right to receive from the employer and/or trustees of the plan, evidence satisfactory to it that such benefit distribution conforms to at least one of the types mentioned above.



ONGOING OPERATIONS FEE

The ongoing operations fee is based on the combined net balances (including any outstanding loan balance) of an employer plan in the investment options at the close of business on the last business day of each month. The amount of the ongoing operations fee is determined under the rate schedule that applies to the employer plan. Unless you make other arrangements, we deduct the charge from employer plan balances at the close of business on the last business day of the following month.

Set forth below is the rate schedule for employer plans which adopted RIA after February 9, 1986. Information concerning the rate schedule for employer plans that adopted RIA on or before February 9, 1986 is included in the SAI under "Additional information about RIA."



--------------------------------------------------------------------------------
      Combined balance          Monthly
    of investment options        Rate
--------------------------------------------------------------------------------
    First $  150,000      1/12 of 1.25%
    Next  $  350,000      1/12 of 1.00%
    Next  $  500,000      1/12 of 0.75%
    Over  $1,000,000      1/12 of 0.50%
--------------------------------------------------------------------------------

The ongoing operations fee is designed to cover such expenses as contract underwriting and issuance for employer plans, employer plan-level recordkeeping, processing transactions and benefit distributions, administratively maintaining the investment options, commissions, promotion of RIA, administrative costs (including certain enrollment and other servicing costs), systems development, legal and technical support, product and financial planning and part of our general overhead expenses. Administrative costs and overhead expenses include such items as salaries, rent, postage, telephone, travel, office equipment and stationery, and legal, actuarial and accounting fees.


PARTICIPANT RECORDKEEPING SERVICES CHARGE

The PRS is an optional service. If you elected this service, we charge a per participant annual fee of $25. We deduct this fee on a monthly basis at the rate of $2.08 per participant. We determine the amount of the fee for an employer plan at the close of business on the last business day of each month based on the number of participants enrolled with us at that time. Unless you make other arrangements, we deduct this fee from the balances attributable to each participant in the investment options at the close of business on the last business day of the following month. The PRS fee covers expenses incurred for establishing and maintaining individual records, issuing statements and reports for individual employees and employer plans, and processing individual transactions and benefit distributions. We are not responsible for reconciling participants' individual account balances with the entire amount of the employer plan where we do not maintain individual account balances.


LOAN FEE

We charge a loan fee in an amount equal to 1% of the amount withdrawn as loan principal on the date the plan loan is made.


OTHER BILLING ARRANGEMENTS


The ongoing operations and participant recordkeeping services fees can be paid by a direct billing arrangement we have with the employer subject to a written agreement between AXA Equitable and the employer.



INDIVIDUAL ANNUITY CHARGES

ANNUITY ADMINISTRATIVE CHARGE. If a participant elects an annuity payout option, we deduct a $175 charge from the amount used to purchase the annuity. This charge reimburses us for administrative expenses associated with processing the application for the annuity and issuing each month's annuity payment.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES. We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed by us varies by state and ranges from 0% to 1% (1% in Puerto Rico).


GENERAL INFORMATION ON FEES AND CHARGES

We reserve the right (1) to change from time to time the charges and fees described in this prospectus upon prior notice to the employer and (2) to establish separate fee schedules for requested non-routine administrative services and for newly scheduled services not presently contemplated under the contracts.


                                                        Charges and expenses  33

9. Tax information

--------------------------------------------------------------------------------


President Bush signed the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") on June 7, 2001. Many of the provisions of EGTRRA began to be effective on January 1, 2002 and are phased in during the first decade of the twenty-first century. In the absence of future legislation, all of the amendments made by EGTRRA will no longer apply after December 31, 2010, and the law in effect in 2001 will apply again. In general, EGTRRA liberalizes contributions that can be made to all types of tax-favored retirement plans. In addition to increasing amounts that can be contributed and permitting individuals over age 50 to make additional contributions, EGTRRA also permits rollover contributions to be made between different types of tax-favored retirement plans. Please discuss with your tax adviser how EGTRRA affects your personal financial situation.


Employer retirement plans that may qualify for tax-favored treatment are governed by the provisions of the Code and ERISA. The Code is administered by the IRS. ERISA is administered primarily by the DOL.

Provisions of the Code and ERISA include requirements for various features including:

o participation, vesting and funding;

o nondiscrimination;

o limits on contributions and benefits;

o distributions;

o penalties;

o duties of fiduciaries;

o prohibited transactions; and

o withholding, reporting and disclosure.

It is the responsibility of the employer, plan trustee and plan administrator to satisfy the requirements of the Code and ERISA.

This prospectus does not provide detailed tax or ERISA information. The following discussion briefly outlines the Code provisions relating to contributions to and distributions from certain tax-qualified retirement plans, although some information on other provisions is also provided. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and regulations or other interpretations thereof. In addition, federal tax laws and ERISA are continually under review by the Congress, and any changes in those laws, or in the regulations pertaining to those laws, may affect the tax treatment of amounts contributed to tax-qualified retirement plans or the legality of fiduciary actions under ERISA.

Certain tax advantages of tax-qualified retirement plans may not be available under certain state and local tax laws. This outline does not discuss the effect of any state or local tax laws. It also does not discuss the effect of federal estate and gift tax laws (or state and local estate, inheritance and other similar tax laws). This outline assumes that the participant does not participate in any other qualified retirement plan. Finally, it should be noted that many tax consequences depend on the particular jurisdiction or circumstances of a participant or beneficiary.

The provisions of the Code and ERISA are highly complex. For complete information on these provisions, as well as all other federal, state, local and other tax considerations, qualified legal and tax advisers should be consulted.


Certain tax advantages of a tax-qualified retirement plan may not be available under certain state and local tax laws. This outline does not discuss the effect of any state or local tax laws. It also does not discuss the effect of federal estate and gift tax laws (or state and local estate, inheritance and other similar tax laws). This outline assumes that the participant does not participate in any other qualified retirement plan. Finally, it should be noted that many tax consequences depend on the particular jurisdiction or circumstances of a participant or beneficiary.


We cannot provide detailed information on all tax aspects of the plans or contracts. Moreover, the tax aspects that apply to a particular person's plan or contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under plans or contracts or payments under the contracts, for example, amounts due to beneficiaries, may be subject to gift or estate taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.



BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Annuity contracts can be purchased in connection with retirement plans qualified under Code Section 401. How these arrangements work, including special rules applicable to each, are described below. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, one should consider the annuity's features and benefits, such as the selection of investment funds and guaranteed interest option and choices of pay-out options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you select.


TAX ASPECTS OF CONTRIBUTIONS TO A PLAN

Corporations, partnerships and self-employed individuals can establish qualified plans for the working owners and their employees who participate in the plan. Qualified plans established by partnerships and sole proprietorships are frequently referred to as "Keogh" plans. Both employer and employee contributions to these plans are subject to a variety of limitations, some of which are discussed here briefly. See


34  Tax information
your tax adviser for more information. Violation of contribution limits may result in disqualification and/or imposition of monetary penalties. The trustee or plan administrator may make contributions on behalf of the plan participants which are deductible from the employer's federal gross income. Employer contributions which exceed the amount currently deductible are subject to a 10% penalty tax. There are special rules for corporate plans and Keogh plans which are top heavy plans (i.e., more than 60% of the contributions or benefits are allocated to certain highly compensated employees otherwise known as key employees).


The limits on the amount of contributions that can be made and/or forfeitures that can be allocated to each participant in defined contribution plans is the lesser of $42,000 or 100% of the compensation or earned income for each participant. In 2005, the employer may not consider compensation in excess of $210,000 in calculating contributions or benefits to the plan. This amount will be adjusted for cost-of-living changes in future years in $5,000 increments, rounded to the next lowest multiple of $5,000. For self-employed individuals, earned income is defined so as to exclude deductible contributions made to all tax-qualified retirement plans, including Keogh plans, and takes into account the deduction for one-half the individual's self-employment tax. Deductions for aggregate contributions to profit-sharing plans may not exceed 25% of all participants' compensation.

The deductible limits for corporate plans and Keogh plans which are defined benefit plans are based on the minimum funding standard determined by the plan actuary each year. No participant can receive a benefit which exceeds the lesser of (i) $170,000 or (ii) 100% of the participant's average compensation for the consecutive three-year period which results in the highest such average, or other applicable plan limit. The $170,000 limit is actuarially reduced for participants retiring prior to the social security retirement age and actuarially increased for participants retiring after the social security retirement age.


A qualified plan may allow the participant to direct the employer to make contributions which will not be included in the employee's income (elective deferrals) by entering into a salary reduction agreement with the employer under Section 401(k) of the Code. The 401(k) plan, otherwise known as a cash or deferred arrangement, must not allow withdrawals of elective deferrals and the earnings thereon prior to the earliest of the following events: (i) attainment of age 59-1/2, (ii) death, (iii) disability, (iv) certain business dispositions and plan terminations or (v) termination of employment. In addition, in-service withdrawals of elective deferrals (but not earnings after 1988) may be made in the case of financial hardship.


A participant cannot elect to defer annually more than $14,000 in 2005 (which amount shall increase by $1,000 each year up to 2006) under all salary reduction arrangements with all employers in which the individual participates.


Effective January 1, 2005, employees who are at least age 50 at any time during the calendar year 2005 can make an additional $4,000 of "catch-up" elective deferrals if their plan so permits (which "catch-up" amount will increase by $1,000 each year through 2006).


Employer matching contributions to a 401(k) plan for self-employed individuals are no longer treated as elective deferrals, and are treated the same as employer matching contributions for other employees.


A qualified plan must not discriminate in favor of highly compensated employees. Two special nondiscrimination rules limit contributions and benefits for highly compensated employees in the case of (1) a 401(k) plan and (2) any defined contribution plan, whether or not a 401(k) plan, which provides for employer matching contributions to employee after-tax contributions or elective deferrals. Generally, these nondiscrimination tests require an employer to compare the deferrals or the aggregate contributions, as the case may be, made by the eligible highly compensated employees with those made by the non-highly compensated employees, although alternative simplified tests are available. Highly compensated participants include five percent owners and employees earning more than $95,000 for the prior year. (If desired the latter group can be limited to employees who are in the top 20% of all employees based on compensation.)


Certain 401(k) plans can adopt a "SIMPLE 401(k)" feature which will enable the plan to meet nondiscrimination requirements without testing. The SIMPLE 401(k) feature requires the plan to meet specified contribution, vesting and exclusive plan requirements.

Employers may adopt a safe harbor 401(k) arrangement. Under this arrangement, an employer agrees to offer a matching contribution equal to (a) 100% of salary deferral contributions up to 3% of compensation and (b) 50% of salary deferral contributions that exceed 3% but are less than 5% of compensation. These contributions must be nonforfeitable. If the employer makes these contributions and gives proper notification to plan participants, the plan is not subject to non-discrimination testing on salary deferral and the above contributions.


TAX ASPECTS OF DISTRIBUTIONS FROM A PLAN

Amounts held under qualified plans are generally not subject to federal income tax until benefits are distributed to the participant or other recipient. In addition, there will not be any tax liability for transfers of any part of the value of an employer plan among the Funds.

The various types of benefit payments include withdrawals, annuity payments and lump sum distributions. Each benefit payment made to the participant or other recipient is generally fully taxable as ordinary income. An exception to this general rule is made, however, to the extent a distribution is treated as a recovery of after-tax contributions made by the participant.

In addition to income tax, the taxable portion of any distribution may be subject to a 10% penalty tax. See "Penalty tax on premature distributions" below.


INCOME TAXATION OF WITHDRAWALS

The amount of any partial distribution prior to the annuity starting date is treated as ordinary income except to the extent the distribution is treated as a withdrawal of after-tax contributions. Withdrawals from a qualified plan are normally treated as pro rata withdrawals of after-tax contributions and earnings on those contributions. If the plan allowed withdrawals prior to separation from service as of May 5, 1986, however, all after-tax contributions made prior to January 1,


                                                             Tax information  35

1987 may be withdrawn tax free prior to withdrawing any taxable amounts if properly accounted for by the plan.

As discussed below in "Certain rules applicable to plan loans," taking a loan or failing to repay an outstanding loan as required may, in certain situations, be treated as a taxable distribution.


INCOME TAXATION OF ANNUITY PAYMENTS

In the case of a distribution in the form of an annuity, the amount of each annuity payment is treated as ordinary income except where the participant has a cost basis in the annuity.

The cost basis is equal to the amount of after-tax contributions, plus any employer contributions that had to be included in gross income in prior years. If the participant has a cost basis in the annuity, a portion of each payment received will be excluded from gross income to reflect the return of the cost basis. The remainder of each payment will be includable in gross income as ordinary income. The excludable portion is based on the ratio of the participant's cost basis in the annuity on the annuity starting date to the expected return, generally determined in accordance with a statutory table, under the annuity as of such date. The full amount of the payments received after the cost basis of the annuity is recovered is fully taxable. If there is a refund feature under the annuity, the beneficiary of the refund may recover the remaining cost basis as payments are made. If the participant (and beneficiary under a joint and survivor annuity) die prior to recovering the full cost basis of the annuity, a deduction is allowed on the participant's (or beneficiary's) final tax return.


INCOME TAXATION OF LUMP SUM DISTRIBUTIONS

If benefits are paid in a lump sum, the payment may be eligible for the special tax treatment accorded lump sum distributions. In certain limited cases, the distribution may be eligible for favorable ten year averaging and long-term capital gain treatment.


ELIGIBLE ROLLOVER DISTRIBUTIONS

Many types of distributions from qualified plans are "eligible rollover distributions" that can be rolled over directly to another qualified plan or a traditional individual retirement arrangement ("IRA"), an annuity under Section 403(b) of the Code or a retirement plan under section 457 of the Code, or rolled over to another plan or IRA within 60 days of receipt by the individual. Employee's surviving spouse may roll over distributions to a qualified plan, IRA, 403(b) qualified annuity, Section 457 plan or 403(b) Tax Shelter Annuity. To the extent a distribution is rolled over, it remains tax deferred. Distributions not rolled over directly, however, are subject to 20% mandatory withholding. See "Federal income tax withholding" below.

Most distributions will generally be an "eligible rollover distribution" unless the distribution falls within the following list of exceptions:

o one of a series of substantially equal periodic payments made (not less frequently than annually);

   (a) for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his or her designated beneficiary in accordance with IRS formulas, or

   (b) for a specified period of ten years or more.

o hardship withdrawals;

o any distribution to the extent it is a required distribution under Section 401(a)(9) of the Code (see "Distribution requirements and limits" below);

o certain corrective distributions in plans subject to Sections 401(k), 401(m) or 402(g) of the Code;

o loans that are treated as deemed distributions under Section 72(p) of the Code;

o P.S. 58 costs (incurred if the plan provides life insurance protection for participants);

o dividends paid on employer securities as described in Section 404(k) of the Code; and

o a distribution to a non-spousal beneficiary.

If a distribution is made to a participant's surviving spouse, or to a current or former spouse under a qualified domestic relations order, the distribution may be an eligible rollover distribution, subject to mandatory 20% withholding, unless one of the exceptions described above applies.


PENALTY TAX ON PREMATURE DISTRIBUTIONS

An additional 10% penalty tax is imposed on all taxable amounts distributed to a participant who has not reached age 59-1/2 unless the distribution falls within a specified exception or is rolled over into an IRA or other qualified plan. The specified exceptions are for:

(a) distributions made on account of the participant's death or disability;

(b) distributions (which begin after separation from service) in the form of a life annuity or substantially equal periodic installments over the participant's life expectancy (or the joint life expectancy of the participant and the beneficiary);

(c) distributions due to separation from active service after age 55 and

(d) distributions used to pay certain extraordinary medical expenses.


FEDERAL INCOME TAX WITHHOLDING

Mandatory federal income tax withholding at a 20% rate will apply to all "eligible rollover distributions" unless the participant elects to have the distribution directly rolled over to another qualified plan or traditional IRA. See the "Eligible rollover distributions" above.

With respect to distributions that are not eligible rollover distributions, federal income tax must be withheld on the taxable portion of pension and annuity payments, unless the recipient elects otherwise. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of the distribution. Special rules may apply to foreign recipients, or United States citizens residing outside the United States. If a recipient does not have sufficient income tax withheld, or does not make sufficient estimated income tax payments, the recipient may incur penalties under the estimated income tax rules. Recipients should consult their tax advisers to determine whether they should elect out of withholding.


36  Tax information

Requests not to withhold federal income tax must be made in writing prior to receiving payments and submitted in accordance with the terms of the employer plan. No election out of withholding is valid unless the recipient provides the recipient's correct Taxpayer Identification Number and a U.S. residence address.


STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to residents of such states. In some states a recipient may elect out of state income tax withholding, even if federal withholding applies. It is not clear whether such states may require mandatory withholding with respect to eligible rollover distributions that are not rolled over (as described below under "Eligible rollover distributions" above). Contact your tax adviser to see how state withholding may apply to your payment.



DISTRIBUTION REQUIREMENTS AND LIMITS


Distributions from qualified plans generally must commence no later than April 1st of the calendar year following the calendar year in which the participant reaches age 70-1/2 (or retires from the employer sponsoring the plan if later). Five percent owners of qualified plans must commence distribution after age 70-1/2 even if they are still working.

Distributions can generally be made:

(1) in a lump sum payment;

(2) over the life of the participant;

(3) over the joint lives of the participant and his or her designated beneficiary;

(4) over a period not extending beyond the life expectancy of the participant;
    or

(5) over a period not extending beyond the joint life expectancies of the participant and his or her designated beneficiary.

The plan document will specify the options available to participants.

The minimum amount required to be distributed in each year after minimum distributions are required to begin is described in the Code, Treasury Regulations and IRS guidelines.

If the participant dies after required distribution has begun, the rules require that payment of the remaining interest under the plan must be made at least as rapidly as under the method used prior to the participant's death. If a participant dies before required distribution has begun, the rules require that payment of the entire interest under the plan must be completed within five years after death, unless payments to a designated beneficiary begin within one year of the participant's death and are made over the beneficiary's life or over a period certain which does not extend beyond the beneficiary's life expectancy. If the surviving spouse is the designated beneficiary, the spouse may delay the commencement of such payments up until the date that the participant would have attained age 70-1/2. Distributions received by a beneficiary are generally given the same tax treatment the participant would have received if distribution had been made to the participant.

If there is an insufficient distribution in any year, a 50% tax may be imposed on the amount by which the minimum required to be distributed exceeds the amount actually distributed. Failure to have distributions made as the Code and Treasury Regulations require may result in plan disqualification.


Certain provisions of Treasury Regulations will require, beginning in 2006, that the actual present value of annuity contract benefits be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. This could increase the amounts required to be distributed from these contracts. Please consult your tax adviser concerning applicability of these complex rules to your situation.



SPOUSAL REQUIREMENTS

In the case of many qualified retirement plans, if a participant is married at the time benefit payments become payable, unless the participant elects otherwise with written consent of the spouse, the benefit must be paid in the form of a qualified joint and survivor annuity ("QJSA"). A QJSA is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount which is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.


CERTAIN RULES APPLICABLE TO PLAN LOANS

The following are federal tax and ERISA rules that apply to loan provisions of all employer plans. Employer plans may have additional restrictions. Employers and participants should review these matters with their own tax advisers before requesting a loan. There will not generally be any tax liability with respect to properly made loans in accordance with an employer plan. A loan may be in violation of applicable provisions unless it complies with the following conditions:

o With respect to specific loans made by the plan to a plan participant, the loan administrator determines the interest rate, the maximum term and all other terms and conditions of the loan.

o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly.

o The amount of a loan to a participant, when aggregated with all other loans to the participant from all qualified plans of the employer, cannot exceed the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits, and cannot exceed $50,000 in any event. This $50,000 limit is reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding balance of plan loans on the date the loan was made.

o For loans made prior to January 1, 1987 and not renewed, modified, renegotiated or extended after December 31, 1986 the $50,000 maximum aggregate loan balance is not required to be reduced, the quarterly amortization requirement does not apply,


                                                             Tax information  37
    and the term of a loan may exceed five years if used to purchase the principal residence of the participant or a member of his or her family, as defined in the Code.

o Only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security.

o Loans must be available to all plan participants, former participants who still have account balances under the plan, beneficiaries and alternate payees on a reasonably equivalent basis.

o Each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances.

o Many plans provide that the participant's spouse must consent in writing to the loan.

o Except to the extent permitted in accordance with the terms of a prohibited transaction exemption issued by the DOL, loans are not available (i) in a Keogh (non-corporate plan to an owner-employee or a partner who owns more than 10% of a partnership, or (ii) to 5% shareholders in an S corporation.



If the loan does not qualify under the conditions above, the participant fails to repay the interest or principal when due, or in some instances, if the participant separates from service or the plan is terminated, the amount borrowed or not repaid may be treated as a distribution. The participant may be required to include as ordinary income the unpaid amount due and a 10% penalty tax on early distributions may apply. The plan should report the amount of the unpaid loan balance to the IRS as a distribution. See "Tax aspects of distributions from a plan" earlier in this prospectus.


The loan requirements and provisions of RIA shall apply regardless of the plan administrator's guidelines.



IMPACT OF TAXES TO AXA EQUITABLE

Under existing federal income tax law, no taxes are payable on investment income and capital gains of the Funds that are applied to increase the reserves under the contracts. Accordingly, AXA Equitable does not anticipate that it will incur any federal income tax liability attributable to income allocated to the variable annuity contracts participating in the Funds and it does not currently impose a charge for federal income tax on this income when it computes unit values for the Funds. If changes in federal tax laws or interpretations thereof would result in AXA Equitable being taxed, then AXA Equitable may impose a charge against the Funds (on some or all contracts) to provide for payment of such taxes.



CERTAIN RULES APPLICABLE TO PLANS DESIGNED TO COMPLY WITH SECTION 404(C) OF
ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor, and the plan sponsor may choose not to comply with Section 404(c).


The RIA Program provides employer plans with the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. AXA Equitable and its agents shall not be responsible if a plan fails to meet the requirements of Section 404(c).



38  Tax information

10. More information

--------------------------------------------------------------------------------

ABOUT CHANGES OR TERMINATIONS

AMENDMENTS. The contracts have been amended in the past and we and the trustee under the Master Trust Agreement may agree to amendments in the future. No future change can affect annuity benefits in the course of payment. If certain conditions are met, we may: (1) terminate the offer of any of the investment options and (2) offer new investment options with different terms.

We may unilaterally amend or modify the contracts or the Master Retirement Trust without the consent of the employer or plan sponsor, as the case may be, in order to keep the contracts or the Master Retirement Trust in compliance with law.

TERMINATION. We can discontinue offering RIA at any time. Discontinuance of RIA would not affect annuities in the course of payment, but we would not accept further contributions. The employer may elect to maintain investment options balances with us to provide annuity benefits in accordance with the terms of the contracts. The employer may elect to discontinue the participation of the employer plan in RIA at any time upon advance written notice to us.


We may elect, upon written notice to the employer, to discontinue the participation of the employer plan in RIA if (1) the employer fails to comply with any terms of the Master Retirement Trust, (2) the employer fails to make the required minimum contributions, (3) as may be agreed upon in writing between AXA Equitable and the employer if the plan fails to maintain minimum amounts of Funds invested in RIA, or (4) the employer fails to comply with any representations and warranties made by the employer, trustees or employer plan to AXA Equitable in connection with the employer plan's participation in RIA.


At any time on or after the participation of the employer in RIA has been discontinued, we may withdraw the entire amount of the employer plan assets held in the investment options, and pay them to the trustee of the employer plan, subject to our right to defer payout of amounts held in the guaranteed interest option, less any applicable charges and fees and outstanding loan balances.


IRS DISQUALIFICATION

If your plan is found not to qualify under the Code, we can terminate your participation under RIA. In this event, we will withdraw the employer plan balances from the investment options, less applicable charges and fees and any outstanding loan balances, and pay the amounts to the trustees of the plan.


ABOUT THE SEPARATE ACCOUNTS


Each Fund is one, or part of one, of our separate accounts. We established the separate accounts under provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our Funds for owners of our variable annuity contracts, including our group annuity contracts. The results of each separate account's operations are accounted for without regard to AXA Equitable's, or any other separate account's, operating results. We are the legal owner of all of the assets in the separate accounts and may withdraw any amounts we have in the separate accounts that exceed our reserves and other liabilities under variable annuity contracts. We reserve the right to take certain actions in connection with our operations and the operations of the Funds as permitted by applicable law. If necessary, we will seek approval by participants in RIA.


We established the Alliance Bond Fund in 1981, Alliance Common Stock and Alliance Mid Cap Growth Funds in 1969, and Alliance Balanced Fund in 1979. We established Separate Account No. 66, which holds the other Funds offered under the contract, in 1997.

Because of exclusionary provisions, none of the Funds is subject to regulation under the Investment Company Act of 1940, as amended ("1940 Act"). The Trusts' shares are purchased by Separate Account No. 66.



ABOUT THE TRUSTS

AXA Premier VIP Trust and EQ Advisors Trust are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio. AXA Equitable serves as the investment manager of the Trusts. As such, AXA Equitable oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers.


The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on Trust shares are reinvested in full. The Board of Trustees of each Trust may establish additional Portfolios or eliminate existing Portfolios at any time. More detailed information about each Trust, its Portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan relating to class 1B/B shares and other aspects of its operations, appears in the prospectuses for each Trust, which accompany this prospectus, or in their respective SAIs which are available upon request.


ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest option, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), nor is the general account an investment company under the Investment Company Act of 1940 Act. We have been advised that the staff of the SEC


                                                            More information  39
has not reviewed the portions of this prospectus that relate to the general account. The disclosure, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


WHEN WE PAY PROCEEDS

Ordinarily we will apply proceeds to an annuity and make payments or withdrawals out of the investment options promptly after the date of the transaction. However, we can defer payments, apply proceeds to an annuity and process withdrawals from the Funds for any period during which the New York Stock Exchange is closed for trading, sales of securities are restricted or determination of the fair market value of assets of the Funds is not reasonably practicable because of an emergency. We may also defer withdrawals from the plan in installments in order to protect the interests of the other contract holder in a Fund.


WHEN TRANSACTION REQUESTS ARE EFFECTIVE

Transaction requests may be made by the authorized person for the employer plan as shown on our records, in written or facsimile form acceptable to us and signed by the employer. All requests will be effective on the business day we receive a properly completed and signed written or facsimile request for a financial transaction at the RIA service office. Transaction requests received after the end of a business day will be processed the next business day.

We will honor your properly completed transaction requests received via facsimile only if we receive a properly completed transaction form. The request form must be signed by an individual who the plan trustees have previously authorized in writing. We are not responsible for determining the accuracy of a transmission and are not liable for any consequences, including but not limited to, investment losses and lost investment gains, resulting from a faulty or incomplete transmission. If your request form is not properly completed, we will contact you within 24 hours of our receipt of your facsimile.

We will use our best efforts to acknowledge receipt of a facsimile transmission, but our failure to acknowledge or a failure in your receipt of such acknowledgment will not invalidate your transaction request. If you do not receive acknowledgment of your facsimile within 24 hours, contact the RIA service office at the toll free 800 number.


VOTING RIGHTS

No voting rights apply to any of the separate accounts or to the guaranteed interest option. We do, however, have the right to vote shares of the Trusts held by the Funds.

If a Trust holds a meeting of shareholders, we will vote shares of the portfolios of the Trusts allocated to the corresponding Funds in accordance with instructions received from employers, participants or trustees, as the case may be. Shares will be voted in proportion to the voter's interest in the Funds holding the shares as of the record date for the shareholders meeting. We will vote the shares for which no instructions have been received in the same proportion as we vote shares for which we have received instructions. Employers, participants or trustees will receive: (1) periodic reports relating to each Trust and (2) proxy materials, together with a voting instruction form, in connection with shareholder meetings.


The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our policyowners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so.



ABOUT LEGAL PROCEEDINGS


AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in the separate accounts, nor would any of these proceedings be likely to have a material adverse effect upon the separate accounts, our ability to meet our obligations under RIA, or the distribution of group annuity contract interests under RIA.


ABOUT OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements listed below and incorporated in the SAI have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

o The financial statements for Separate Account Nos. 13,10, 4, 3 and 66 as of December 31, 2004 and for each of the two years in the period then ended.

o The financial statements for AXA Equitable as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004.



ABOUT THE TRUSTEE

As trustee, JP Morgan Chase Bank serves as a party to the group annuity contracts. It has no responsibility for the administration of RIA or for any distributions or duties under the group annuity contracts.


REPORTS WE PROVIDE AND AVAILABLE INFORMATION

We send the employer a report each quarter that shows transactions in the investment options during the quarter for the employer plan, the number of units in the Funds credited to the employer plan, the unit values and the balances in all of the investment options as of the end of the quarter. The employer automatically receives a confirmation notice following the processing of a financial investment option transaction.

The employer will also receive an annual report and a semiannual report containing financial statements of the Funds and a list of the Funds' or Trust's portfolio securities. As permitted by the SEC's rules, we omitted certain portions of the registration statement filed with the SEC from this prospectus and the SAI. You may obtain the omitted


40  More information
information by: (1) requesting a copy of the registration statement from the SEC's principal office in Washington, D.C., and paying prescribed fees, or (2) by accessing the EDGAR Database at the SEC's Web site at www.sec.gov.


ACCEPTANCE AND RESPONSIBILITIES

The employer or plan sponsor, as the case may be, was solely responsible for determining whether RIA is a suitable funding vehicle and entered into a participation or installation agreement with us.


Our duties and responsibilities are limited to those described in this prospectus. Except as explicitly set forth in the PRS program, we do not provide administrative services in connection with an employer plan. In addition, no financial professional or firm operated by a financial professional is authorized to solicit or agree to perform plan administrative services in his capacity as a financial professional. If an employer or trustee engages a financial professional to provide administrative support services to an employer plan, the employer or trustee engages that financial professional as its representative rather than AXA Equitable's. We are not liable to any employer, trustee or employer plan for any damages arising from or in connection with any plan administration services performed or agreed to be performed by a financial professional.



ABOUT REGISTERED UNITS

This prospectus relates to our offering of units of interest in the Funds that are registered under the 1933 Act. Financial data and other information contained in this prospectus may refer to such "registered units," as offered in the RIA program. We also offer units under RIA to retirement plans maintained by corporations or governmental entities (collectively, "corporate plans"). However, because of an exemption under the 1933 Act, these corporate plan units are not registered under the 1933 Act or covered by this prospectus.



ASSIGNMENT AND CREDITORS' CLAIMS

Employers and plan participants cannot assign, sell, alienate, discount or pledge as collateral for a loan or other obligation to any party the employer plan balances and rights under RIA, except to the extent allowed by law for a QDRO as that term is defined in the Code. (This reference to a loan does not apply to a loan under RIA.) Proceeds we pay under our contracts cannot be assigned or encumbered by the payee. We will pay all proceeds under our contracts free from the claims of creditors to the extent allowed by law.


DISTRIBUTION OF THE CONTRACTS


AXA Advisors, LLC ("AXA Advisors"), an affiliate of AXA Equitable and the successor to EQ Financial Consultants, Inc., is the distributor of the contracts and has responsibility for marketing and service functions of the contracts. AXA Advisors is registered with the SEC as a broker-dealer and a member of the National Association of Securities Dealers, Inc. The principal business address of AXA Advisors is 1290 Avenue of the Americas, New York, New York 10104. AXA Advisors also acts as distributor for other AXA Equitable annuity products.


As of July 9, 2003 the RIA contract is no longer offered as a funding vehicle to new employer plans; however, we continue to support existing RIA contracts, and new participants may continue to be enrolled under existing RIA plans.


The contracts are serviced by financial professionals who are registered representatives of AXA Advisors and its affiliates, who are also our licensed insurance agents. The offering of units of interest under the contracts is intended to be continuous.

AXA Equitable pays sales compensation to AXA Advisors. In general, broker-dealers receiving sales compensation will pay all or a portion of it to its individual financial representatives (or to its selling broker-dealers) as commissions related to the sale of contracts.

Sales compensation paid to AXA Advisors will generally not exceed 6.0% of the total contributions made under the contracts. AXA Advisors, in turn, may pay its financial professionals either a portion of the contribution-based compensation.

AXA Advisors may also pay certain affiliated and/or unaffiliated broker-dealers and other financial intermediaries additional compensation for certain services and/or in recognition of certain expenses that may be incurred by them or on their behalf (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or its products on a company and/or product list; sales personnel training; due diligence and related costs; marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a broker-dealer. We may also make fixed payments to broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for selling broker-dealers to promote the sale of our products. Additionally, as an incentive for financial professionals of selling broker-dealers to promote the sale of our products, we may increase the sales compensation paid to the selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). These types of payments are made out of the AXA Advisors' assets. Not all selling broker-dealers receive additional compensation. For more information about any such arrangements, ask your financial professional.

AXA Advisors will receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." Other forms of compensation financial professionals may receive include health and retirement benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.



                                                            More information  41

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of our products. However, under applicable rules of the NASD, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products may qualify, under sales incentive programs, to receive non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in our products, any compensation paid will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.



COMMISSIONS AND SERVICE FEES WE PAY


Financial professionals who assisted in establishing employer plans in RIA and who are providing necessary services (not including recordkeeping services) are entitled to receive commissions and service fees from us as stated above. Such commissions and fees are not in addition to the fees and charges we describe in "Charges and expenses" earlier in this prospectus. Any service fees we pay to financial professionals are contingent upon their providing service satisfactory to us. While the charges and expenses that we receive from a RIA employer plan initially may be less than the commissions and service fees we pay to financial professionals, we expect that over time those charges and expenses we collect will be adequate to cover all of our expenses.

Certain retirement plans that use RIA may allow employer plan assets to be used in part to buy life insurance policies rather than applying all of the contributions to RIA. Financial professionals will receive commissions on any such AXA Equitable insurance policies at standard rates. These commissions are subject to regulation by state law and are at rates higher than those applicable to commissions payable for placing an employer plan under RIA.



42  More information

Appendix: Condensed financial information


--------------------------------------------------------------------------------

These selected per unit data and ratios for the years ended December 31, 2004 through 1995 have been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, in their reports included in the SAI. The financial statements of each of the Funds as well as the consolidated financial statements of AXA Equitable are contained in the SAI. Information is provided for the period that each Fund has been available under RIA, but not longer than ten years.


SEPARATE ACCOUNT NO. 13 -- POOLED (ALLIANCE BOND FUND) OF
AXA EQUITABLE LIFE INSURANCE COMPANY




                           INCOME, EXPENSES AND CAPITAL CHANGES PER REGISTERED UNIT OUTSTANDING DURING THE
                                     PERIOD INDICATED AND OTHER SUPPLEMENTARY DATA (NOTES E AND F)
------------------------------------------------------------------------------------------------------------------------------------
                                                               Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------
                        2004       2003       2002       2001       2000       1999       1998       1997       1996       1995
------------------------------------------------------------------------------------------------------------------------------------
Income               $  2.98    $  2.64    $  2.99    $  3.88    $  3.77    $  3.27    $  3.25    $  3.29    $  3.09    $  3.07
Expenses (Note B)      (0.39)     (0.39)     (0.36)     (0.34)     (0.29)     (0.28)     (0.28)     (0.25)     (0.25)     (0.23)
Net investment
  income                2.59       2.25       2.63       3.54       3.48       2.99       2.97       3.04       2.84       2.84
Net realized and
  unrealized
  gain (loss) on
  investments
  (Note C)             (0.41)      1.04       1.43       2.16       2.47      (3.20)      1.35       0.79       (1.49)     3.72
------------------------------------------------------------------------------------------------------------------------------------
Net increase
  (decrease) in
  unit value            2.18       3.29       4.06       5.70       5.95      (0.21)      4.32       3.83       1.35       6.56
Alliance Bond
  Fund unit
  value (Note A):
Beginning of
  Period               77.20      73.91      69.85      64.15      58.20      58.41      54.09      50.26      48.91      42.35
------------------------------------------------------------------------------------------------------------------------------------
End of Period        $ 79.38    $ 77.20    $ 73.91    $ 69.85    $ 64.15    $ 58.20    $ 58.41    $ 54.09    $ 50.26    $ 48.91
====================================================================================================================================
Ratio of expenses
  to average net
  assets (Note B)       0.50%      0.50%      0.50%      0.50%      0.50%      0.50%      0.50%      0.50%      0.50%      0.50%
Ratio of net
  investment
  income to
  average net
  assets                3.32%      2.97%      3.75%      5.28%      5.81%      5.13%      5.26%      5.89%      5.81%      6.17%
Number of units
  outstanding at
  end of period            0          0          0          0          0        264      3,003      2,021      2,698      2,392
Portfolio turnover
  rate (Note D)          302%       427%       458%       212%       337%        88%       133%       188%       137%       288%
====================================================================================================================================


See Notes following tables.

                                   Appendix: Condensed financial information I-1

SEPARATE ACCOUNT NO. 10 -- POOLED (ALLIANCE BALANCED FUND) OF
AXA EQUITABLE LIFE INSURANCE COMPANY





                                 INCOME, EXPENSES AND CAPITAL CHANGES PER REGISTERED UNIT OUTSTANDING DURING THE
                                           PERIODS INDICATED AND OTHER SUPPLEMENTARY DATA (NOTE E)

------------------------------------------------------------------------------------------------------------------------------------
                                                               Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------
                       2004       2003       2002        2001      2000      1999        1998        1997        1996        1995
------------------------------------------------------------------------------------------------------------------------------------
  Income             $   3.73   $   3.38   $   4.23   $   5.32   $   5.89  $   5.05    $   4.80    $   4.41    $   3.60    $  3.18
  Expenses
   (Note B)             (0.85)     (0.76)     (0.73)     (0.79)     (0.84)    (0.76)      (0.66)      (0.56)      (0.50)     (0.43)
------------------------------------------------------------------------------------------------------------------------------------
  Net investment
   income                2.88       2.62       3.50       4.53       5.05      4.29        4.14        3.85        3.10       2.75
  Net realized and
   unrealized
   gain (loss) on
   investments
   (Note C)             11.51      21.84     (16.02)    (11.65)     (8.98)    17.51       19.07       10.33        7.66      13.34
------------------------------------------------------------------------------------------------------------------------------------
  Net increase
   (decrease)
   unit value           14.39      24.46     (12.52)     (7.12)     (3.93)    21.80       23.21       14.18       10.76      16.09
  Alliance Balanced
   Fund unit
   value (Note A):
  Beginning of
  Period               165.70     141.24     153.76     160.88     164.81    143.01      119.80      105.62       94.86      78.77
------------------------------------------------------------------------------------------------------------------------------------
  End of Period      $ 180.09   $ 165.70   $ 141.24   $ 153.76   $ 160.88  $ 164.81    $ 143.01    $ 119.80    $ 105.62    $ 94.86
====================================================================================================================================
  Ratio of expenses
   to average net
   assets (Note B)       0.50%      0.50%      0.50%      0.50%      0.50%     0.50%       0.50%       0.50%       0.50%      0.50%
  Ratio of net
   investment income
   to average net        2.19%      1.74%      2.39%      2.93%      3.06%     2.88%       3.19%       3.42%       3.13%      3.19%
   assets
  Number of units
   outstanding at
   end of period        7,241      7,314      8,071      6,834      9,759    11,870      29,340      38,304      52,080     73,979
  Portfolio turnover
   rate (Note D)          283%       339%       288%       168%       145%       95%         89%        165%        177%       170%
====================================================================================================================================


See Notes following tables.

I-2 Appendix: Condensed financial information

SEPARATE ACCOUNT NO. 4 -- POOLED (ALLIANCE COMMON STOCK FUND) OF
AXA EQUITABLE LIFE INSURANCE COMPANY



INCOME, EXPENSES AND CAPITAL CHANGES PER REGISTERED UNIT OUTSTANDING DURING THE
            PERIODS INDICATED AND OTHER SUPPLEMENTARY DATA (NOTE E)




-----------------------------------------------------------------------------------------
                                            Year Ended December 31,
-----------------------------------------------------------------------------------------
                                2004          2003           2002           2001
-----------------------------------------------------------------------------------------
  Income                     $    2.89     $    2.37     $     2.07     $     3.00
  Expenses
   (Note B)                      (3.19)        (2.55)         (2.58)         (3.29)
-----------------------------------------------------------------------------------------
  Net investment
   income (loss)                 (0.30)        (0.18)         (0.51)         (0.29)
  Net realized and unre-
   alized gain (loss)
   on investments
   (Note C)                      93.14        159.26        (167.15)       (137.35)
-----------------------------------------------------------------------------------------
  Net increase
   (decrease) in unit
   value                         92.84        159.08        (167.66)       (137.64)
  Alliance Common
   Stock Fund unit
   value
   (Note A):
  Beginning of Period           602.90        443.82         611.48         749.12
-----------------------------------------------------------------------------------------
  End of Period              $  695.74     $  602.90     $   443.82     $   611.48
=========================================================================================
  Ratio of expenses to
   average net assets
   (Note B)                       0.50%         0.50%          0.50%          0.50%
  Ratio of net invest-
   ment income (loss)
   to average net
   assets                        (0.05)%       (0.03)%        (0.10)%        (0.04)%
  Number of units out-
   standing at end of
   period                        2,912         3,370          4,305          5,420
  Portfolio turnover rate
   (Note D)                         60%           51%            39%           132%
=========================================================================================



------------------------------------------------------------------------------------------------------
                                                    Year Ended December 31,
------------------------------------------------------------------------------------------------------
                                 2000         1999        1998        1997        1996        1995
------------------------------------------------------------------------------------------------------
  Income                     $     3.61    $   4.02    $   3.57    $   3.39    $   2.99    $   3.98
  Expenses
   (Note B)                       (4.02)      (3.74)      (3.38)      (3.11)      (2.51)      (2.03)
------------------------------------------------------------------------------------------------------
  Net investment
   income (loss)                  (0.41)      0.28        0.19        0.28        0.48        1.95
  Net realized and unre-
   alized gain (loss)
   on investments
   (Note C)                     (149.19)    233.22      ( 18.53)    144.74       80.65      108.54
------------------------------------------------------------------------------------------------------
  Net increase
   (decrease) in unit
   value                        (149.60)    233.50      ( 18.34)    145.02       81.13      110.49
  Alliance Common
   Stock Fund unit
   value
   (Note A):
  Beginning of Period            898.72     665.22      683.56      538.54      457.41      346.92
------------------------------------------------------------------------------------------------------
  End of Period              $   749.12    $ 898.72    $ 665.22    $ 683.56    $ 538.54    $ 457.41
======================================================================================================
  Ratio of expenses to
   average net assets
   (Note B)                        0.50%       0.50%       0.50%       0.50%       0.50%       0.50%
  Ratio of net invest-
   ment income (loss)
   to average net
   assets                         (0.05)%      0.04%       0.03%       0.05%       0.10%       0.49%
  Number of units out-
   standing at end of
   period                         7,195      10,056      17,216      21,142      24,332      25,937
  Portfolio turnover rate
   (Note D)                          48%         72%         71%         62%        105%        108%
======================================================================================================


See Notes following tables.

                                   Appendix: Condensed financial information I-3

SEPARATE ACCOUNT NO. 3 -- POOLED (ALLIANCE MID CAP GROWTH FUND) OF AXA EQUITABLE LIFE INSURANCE COMPANY



INCOME, EXPENSES AND CAPITAL CHANGES PER REGISTERED UNIT OUTSTANDING DURING THE
            PERIODS INDICATED AND OTHER SUPPLEMENTARY DATA (NOTE E)




--------------------------------------------------------------------------------
                                    Year Ended December 31,
--------------------------------------------------------------------------------
                         2004          2003          2002          2001
--------------------------------------------------------------------------------
Income                $    0.29     $    0.42     $    0.36     $    0.80
Expenses
  (Note B)                (1.08)        (0.78)        (0.69)        (0.89)
--------------------------------------------------------------------------------
Net investment
  income
  (loss)                  (0.79)        (0.36)        (0.33)        (0.09)
Net realized
  and unreal-
  ized gain
  (loss) on
  investments
  (Note C)                41.07         82.82       ( 49.92)      ( 36.98)
--------------------------------------------------------------------------------
Net increase
  (decrease)
  in unit value           40.28         82.46       ( 50.25)      ( 37.07)
Alliance Mid
  Cap Growth
  Fund unit
  value
  (Note A):
Beginning of
  Period                 202.90        120.44        170.69        207.76
--------------------------------------------------------------------------------
End of Period         $  243.18     $  202.90     $  120.44     $  170.69
================================================================================
Ratio of
  expenses to
  average net
  assets
  (Note B)                 0.50%         0.50%         0.50%         0.50%
Ratio of net
  investment
  income
  (loss) to
  average net
  assets                  (0.37)%       (0.23)%       (0.24)%       (0.05)%
Number of units
  outstanding
  at end of
  period                  4,086         4,858         4,909         5,338
Portfolio turn-
  over rate
  (Note D)                  134%          113%          161%          200%
================================================================================


-----------------------------------------------------------------------------------------------
                                            Year Ended December 31,
                        2000        1999        1998         1997         1996        1995
-----------------------------------------------------------------------------------------------
Income               $   1.70    $   1.61    $   1.42     $    1.08    $   1.33    $   0.98
Expenses
  (Note B)              (1.15)      (1.06)      (1.13)        (1.13)      (0.98)      (0.75)
-----------------------------------------------------------------------------------------------
Net investment
  income
  (loss)                 0.55        0.55        0.29         (0.05)       0.35        0.23
Net realized
  and unreal-
  ized gain
  (loss) on
  investments
  (Note C)             (31.20)      34.80      (31.58)        25.34       38.04       40.49
-----------------------------------------------------------------------------------------------
Net increase
  (decrease)
  in unit value        (30.65)      35.35      (31.29)        25.29       38.39       40.72
Alliance Mid
  Cap Growth
  Fund unit
  value
  (Note A):
Beginning of
  Period               238.41      203.06      234.35        209.06      170.67      129.95
-----------------------------------------------------------------------------------------------
End of Period        $ 207.76    $ 238.41    $ 203.06     $  234.35    $ 209.06    $ 170.67
===============================================================================================
Ratio of
  expenses to
  average net
  assets
  (Note B)               0.50%       0.50%       0.50%         0.50%       0.50%       0.50%
Ratio of net
  investment
  income
  (loss) to
  average net
  assets                 0.24%       0.27%       0.13%        (0.02)%      0.18%       0.15%
Number of units
  outstanding
  at end of
  period                7,276      10,300      21,322        27,762      26,777      26,043
Portfolio turn-
  over rate
  (Note D)                136%        108%        195%          176%        118%        137%
===============================================================================================


See Notes following tables.

I-4 Appendix: Condensed financial information

Notes:

A. The values for a registered Alliance Bond Fund, Alliance Balanced Fund, Alliance Common Stock Fund and Alliance Mid Cap Growth Fund unit on May 1, 1992, January 23, 1985, April 8, 1985 and July 7, 1986, the first date on which payments were allocated to purchase registered units in each Fund, were $36.35, $28.07, $84.15 and $44.82, respectively.


B. Certain expenses under RIA are borne directly by employer plans participating in RIA. Accordingly, those charges and fees discussed in "Charges and expenses" earlier in this prospectus, are not included above and did not affect the Fund unit values. Those charges and fees are recovered by AXA Equitable through an appropriate reduction in the number of units credited to each employer plan participating in the Fund unless the charges and fees are billed directly to and paid by the employer. The dollar amount recovered is included under the caption "For Contributions and Withdrawals" as administrative fees and asset management fees in the Statement of Changes in Net Assets for each Fund, which appear in the Financial Statements in the SAI.

   As of June 1, 1994, the annual investment management and financial accounting fee is deducted from the assets of the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds and is reflected in the computation of their unit values. If all charges and fees had been made directly against employer plan assets in the Funds and had been reflected in the computation of Fund unit value, RIA registered unit expenses would have amounted to $1.18, $2.77, $10.27 and $3.42 for the year ended December 31, 2004 on a per unit basis for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds, respectively. For the same reporting periods, the ratio of expenses to average net assets attributable to registered units would have been (on an annualized basis), 1.52%, 1.63%, 1.62% and 1.60% for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds, respectively. (See Note F.)


C. See Note 2 to Financial Statements of Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 (Pooled) which appear in the SAI.

D. The portfolio turnover rate excludes all short-term U.S. Government securities and all other securities whose maturities at the time of acquisition were one year or less. The rate stated is the annual turnover rate for the entire Separate Account Nos. 13 -- Pooled, 10 -- Pooled, 4 -- Pooled and 3 -- Pooled.

E. Income, expenses, gains and losses shown above pertain only to employer plans' accumulations attributable to RIA registered units. Other plans and trusts also participate in Separate Account Nos. 13 -- Pooled, 10 -- Pooled, 4 -- Pooled and 3 -- Pooled and may have operating results and other supplementary data different from those shown above.

F. Because contractholders withdrew their participating interest in Separate Account No. 13 during March of 2000, the per unit data and ratios shown are hypothetical for these registered units. However, the per unit data and ratios developed are based upon actual values for non-registered units of Separate Account No. 13, which carry fees and expenses identical to those imposed upon registered units of the Separate Account.


                                   Appendix: Condensed financial information I-5

SEPARATE ACCOUNT NO. 66 (POOLED) UNIT VALUES AND NUMBER OF REGISTERED UNITS OUTSTANDING





--------------------------------------------------------------------------------
                                                 AXA Premier    EQ/Alliance
                                  AXA Premier   VIP Technol-      Growth
                                   VIP High          ogy        and Income
                                     Yield          Fund           Fund
--------------------------------------------------------------------------------
Unit value as of:
December 31, 1995                  $ 118.64             --       $ 123.78
--------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1995                        40             --          1,323
--------------------------------------------------------------------------------
Unit value as of:
December 31, 1996                  $ 145.72             --       $ 148.57
--------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1996                        69             --          2,078
--------------------------------------------------------------------------------
Unit value as of:
December 31, 1997                  $ 172.55             --       $ 188.22
--------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1997                     1,414             --          6,083
--------------------------------------------------------------------------------
Unit value as of:
December 31, 1998                  $ 163.58             --       $ 227.38
--------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1998                       259             --          6,500
--------------------------------------------------------------------------------
Unit value as of:
December 31, 1999                  $ 158.02             --       $ 269.68
--------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1999                       187             --          6,182
--------------------------------------------------------------------------------
Unit value as of:
December 31, 2000                  $ 144.28             --       $ 293.68
--------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2000                       414             --          2,424
--------------------------------------------------------------------------------
Unit value as of:
December 31, 2001                  $ 145.57             --       $ 289.75
--------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2001                       464             --          2,862
--------------------------------------------------------------------------------
Unit value as of:
December 31, 2002                  $ 141.56             --       $ 228.60
--------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2002                       156             --          2,649
--------------------------------------------------------------------------------
Unit value as of:
December 31, 2003                  $ 173.86             --       $ 298.75
--------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2003                       143             --          2,354
--------------------------------------------------------------------------------
Unit value as of:
December 31, 2004                  $ 189.31       $ 109.49       $ 336.45
--------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2004                       158            367          1,951
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------
                                  EQ/Alliance
                                 Intermediate                                   EQ/Alliance    EQ/Alliance
                                  Government      EQ/Alliance    EQ/Alliance      Quality      Small Cap
                                  Securities    International     Large Cap        Bond          Growth
                                     Fund            Fund          Growth          Fund           Fund
------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1995                  $ 112.07       $ 104.60              --       $ 116.76            --
------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1995                       248             --              --             52            --
------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1996                  $ 116.24       $ 114.80              --       $ 122.96            --
------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1996                       593            853              --             --            --
------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1997                  $ 124.66       $ 111.25              --       $ 134.14      $ 114.18
------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1997                       783          1,531              --            270         2,235
------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1998                  $ 134.24       $ 122.93              --       $ 145.72      $ 109.25
------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1998                     1,110          1,659              --          1,038         1,625
------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1999                  $ 134.36       $ 169.30        $ 113.69       $ 142.73      $ 139.67
------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1999                     1,419          1,302              94          4,298         1,064
------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2000                  $ 146.61       $ 130.25        $  92.79       $ 159.04      $ 159.12
------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2000                        --          1,522           1,017          4,295         1,166
------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2001                  $ 158.49       $ 100.42        $  70.55       $ 172.14      $ 138.34
------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2001                        --          1,519           1,220          3,094           475
------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2002                  $ 172.44       $  90.42        $  48.57       $ 185.72      $  96.68
------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2002                        --          3,854           1,226          1,262           593
------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2003                  $ 176.49       $ 122.39        $  59.84       $ 192.69      $ 136.53
------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2003                        --          4,074             480          1,014           365
------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2004                  $ 180.27       $ 144.93        $  64.86       $ 200.31      $ 155.93
------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2004                        --          3,017             622          1,176           373
------------------------------------------------------------------------------------------------------------




I-6 Appendix: Condensed financial information

SEPARATE ACCOUNT NO. 66 (POOLED) UNIT VALUES AND NUMBER OF REGISTERED UNITS OUTSTANDING (CONTINUED)




------------------------------------------------------------------------------------------------------------------------------------
                                                  EQ/Calvert                  EQ/Capital     EQ/Capital    EQ/Capital
                                  EQ/Bernstein     Socially     EQ/Capital     Guardian       Guardian      Guardian      EQ/Equity
                                  Diversified    Responsible     Guardian   International     Research        U.S.          500
                                   Value Fund        Fund         Growth         Fund           Fund      Equity Fund   Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1995                        --             --            --            --             --            --      $ 138.75
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1995                        --             --            --            --             --            --           641
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1996                        --             --            --            --             --            --      $ 169.72
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1996                        --             --            --            --             --            --         3,856
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1997                        --             --            --            --             --            --      $ 224.89
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1997                        --             --            --            --             --            --         7,176
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1998                        --             --            --            --             --            --      $ 287.87
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1998                        --             --            --            --             --            --        11,983
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1999                  $  95.43       $ 106.58      $ 120.77      $ 128.61       $ 105.35      $ 101.11      $ 346.38
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1999                        --             --            --            --             --            --        12,855
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2000                  $  97.35       $ 103.48      $  99.31      $ 104.06       $ 111.58      $ 104.73      $ 313.02
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2000                        --             --           400             1             --            --         5,112
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2001                  $  98.39       $  88.27      $  75.02      $  82.32       $ 109.33      $ 102.63      $ 275.50
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2001                       156             --           448           301            263           538         3,528
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2002                  $  84.97       $  64.92      $  55.26      $  69.94       $  82.36      $  78.34      $ 214.26
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2002                       158             --           389           296            445           646         2,322
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2003                  $ 109.39       $  83.07      $  68.49      $  92.75       $ 108.30      $ 106.85      $ 274.41
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2003                       157             --           498           293            320           639         1,595
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2004                  $ 124.10       $  86.05      $  72.29      $ 105.37       $ 120.11      $ 116.82      $ 303.09
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2004                       109             --           492            --            178            --         1,365
------------------------------------------------------------------------------------------------------------------------------------




                                   Appendix: Condensed financial information I-7

SEPARATE ACCOUNT NO. 66 (POOLED) UNIT VALUES AND NUMBER OF REGISTERED UNITS OUTSTANDING (CONTINUED)




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                EQ/Janus
                                                  EQ/FI Mid    EQ/FI Small/    EQ/JP Morgan   Large Cap    EQ/Lazard
                                  EQ/Evergreen       Cap         Mid Cap          Value         Growth     Small Cap    EQ/Marsico
                                   Omega Fund       Fund        Value Fund    Opportunities      Fund     Value Fund   Focus Fund
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1995                        --             --            --              --            --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1995                        --             --            --              --            --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1996                        --             --            --              --            --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1996                        --             --            --              --            --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1997                        --             --            --              --            --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1997                        --             --            --              --            --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1998                        --             --      $ 105.06        $ 113.78            --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1998                        --             --            --              --            --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1999                  $ 105.75             --      $ 106.96        $ 112.24            --    $  97.39            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1999                        --             --            32              50            --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2000                  $  93.36       $ 100.42      $ 112.45        $ 119.84       $ 84.32    $ 115.42            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2000                         1             --            32             475            --          --            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2001                  $  77.48       $  86.96      $ 116.95        $ 111.68       $ 64.96    $ 135.90      $ 106.25
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2001                        16            123            37             487            --          57            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2002                  $  58.87       $  70.90      $  99.75        $  90.40       $ 45.27    $ 117.08      $  93.97
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2002                        59            496           547             487            --         262            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2003                  $  81.36       $ 101.82      $ 132.94        $ 114.64       $ 56.98    $ 160.84      $ 123.22
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2003                        80             87           405             472            19          62            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2004                  $  87.09       $ 118.14      $ 156.66        $ 127.11       $ 63.89    $ 188.35      $ 136.17
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2004                       100             --           419             468            19           7            --
------------------------------------------------------------------------------------------------------------------------------------




I-8 Appendix: Condensed financial information

SEPARATE ACCOUNT NO. 66 (POOLED) UNIT VALUES AND NUMBER OF REGISTERED UNITS OUTSTANDING (CONTINUED)




------------------------------------------------------------------------------------------------------------------------------------
                                                                   EQ/MFS                             EQ/Van Kampen
                                                                 Emerging      EQ/MFS                   Emerging
                                   EQ/Mercury      EQ/Mercury     Growth    Investors     EQ/Money      Markets
                                  Basic Value   International   Companies     Trust       Market         Equity
                                  Equity Fund     Value Fund       Fund        Fund        Fund           Fund
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1995                        --             --            --          --     $ 108.49            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1995                        --             --            --          --        1,374            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1996                        --             --            --          --     $ 114.22            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1996                        --             --            --          --        1,397            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1997                        --             --            --          --     $ 120.35            --
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1997                        --             --            --          --        1,351            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1998                  $ 107.43             --      $ 123.19          --     $ 126.71      $ 111.23
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1998                        --             --            30          --        1,249            --
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 1999                  $ 127.78       $ 136.14      $ 213.94    $ 104.35     $ 132.95      $ 217.72
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 1999                       164             26         3,035          --          601           197
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2000                  $ 142.86       $ 119.37      $ 173.64    $ 103.62     $ 141.19      $ 130.53
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2000                       110            125         3,680         478          438           190
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2001                  $ 150.76       $  93.68      $ 114.52    $  87.07     $ 146.56      $ 123.81
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2001                     1,078            459         2,173         472          653           209
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2002                  $ 125.65       $  78.10      $  75.21    $  68.77     $ 148.67      $ 116.49
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2002                       228            605         1,328         466        4,189           158
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2003                  $ 164.81       $  99.99      $  97.26    $  83.93     $ 149.82      $ 181.64
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2003                       192            430         1,340         415          223            66
------------------------------------------------------------------------------------------------------------------------------------
Unit value as of:
December 31, 2004                  $ 182.26       $ 121.64      $ 109.53    $  93.50     $ 151.28      $ 224.66
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at
December 31, 2004                       122            129         1,478         410          141            83
------------------------------------------------------------------------------------------------------------------------------------



                                   Appendix: Condensed financial information I-9

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS
                                                                            Page


Fund Information                                                             2
General                                                                      2
Restrictions and requirements of the Alliance Bond, Alliance Balanced,
 Alliance Common Stock and Alliance Mid Cap Growth Funds                     2
Certain investments of the Alliance Bond and Alliance Balanced Funds         2
Portfolio holdings policy for the Pooled Separate Accounts                   4
Brokerage fees and charges for securities transactions                       4
Additional information about RIA                                             5
Loan provisions                                                              5
Annuity benefits                                                             6
Amount of fixed-annuity payments                                             6
Ongoing operations fee                                                       6
Management for the Alliance Bond, Alliance Balanced, Alliance Common Stock
 and Alliance Mid Cap Growth Funds and AXA Equitable                         7
Funds                                                                        7
Portfolio managers' information (Alliance Bond Fund, Alliance Balanced Fund,
 Alliance Common Stock Fund and Alliance Mid Cap Growth Fund)                7
Investment professional conflict of interest                                10
Alliance's compensation program                                             11
Distribution of the contracts                                               11
AXA Equitable                                                               12
 Directors                                                                  12
 Directors -- Officers                                                      13
 Other Officers                                                             14
Financial statements index                                                  19
Financial statements                                                     FSA-1



Send or Fax this request form to receive a Statement of Additional Information


To: AXA Equitable Life Insurance Company--RIA service office

    200 Plaza Drive--1st Floor
    Secaucus, NJ 07094-3689
    Fax: (201) 583-2304

.................................................................................

Please send me an Retirement Investment Account(R) SAI for May 1, 2005.



--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City           State    Zip



Client number:
--------------------------------------------------------------------------------




(SAI__ (5/05))

Retirement Investment Account(R)


Statement of additional information dated
May 1, 2005


--------------------------------------------------------------------------------


This statement of additional information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus for our Retirement Investment Account(R) ("RIA"), dated May 1, 2005 ("prospectus"), and any supplements.


Terms defined in the prospectus have the same meaning in the SAI unless the context otherwise requires.


On September 7, 2004, our name was changed from "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company."


You can obtain a copy of the prospectus, and any supplements to the prospectus, from us free of charge by writing or calling the RIA service office listed on the back of this SAI, or by contacting your financial professional. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104 and our telephone number is (212) 554-1234.

TABLE OF CONTENTS

Fund information                                                             2
General                                                                      2
Restrictions and requirements of the Alliance Bond
     (Separate Account No. 13), Alliance Balanced
     (Separate Account No. 10), Alliance Common Stock
     (Separate Account No. 4) and Alliance Mid Cap Growth
     (Separate Account No. 3) Funds                                          2
Certain investments of the Alliance Bond and Alliance
     Balanced Funds                                                          2
Portfolio holdings policy for the Pooled Separate Accounts                   4
Brokerage fees and charges for securities transactions                       4
Additional information about RIA                                             5
Loan provisions                                                              5
Annuity benefits                                                             6
Amount of fixed-annuity payments                                             6
Ongoing operations fee                                                       6
Management for the Alliance Bond, Alliance
     Balanced, Alliance Common Stock and
     Alliance Mid Cap Growth Funds and
     AXA Equitable                                                           7
Funds                                                                        7
Portfolio managers' information (Alliance Bond Fund,
     Alliance Balanced Fund, Alliance Common Stock Fund
     and Alliance Mid Cap Growth Fund)                                       7

Investment professional conflict of interest                                10
Alliance's compensation program                                             11

Distribution of the contracts                                               11

AXA Equitable                                                               12

     Directors                                                              12

     Directors-Officers                                                     13

     Other Officers                                                         14
Financial statements index                                                  19
Financial statements                                                     FSA-1


              Copyright 2005. AXA Equitable Life Insurance Company
            1290 Avenue of the Americas, New York, New York 10104.
   All rights reserved. Retirement Investment Account(R) is a service mark of
                   The AXA Equitable Life Insurance Company.


SAI 4ACS

                                                                          x01018

FUND INFORMATION

GENERAL

In our prospectus we discuss in more detail, among other things, the structure of the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds, their investment objectives and policies, including the types of portfolio securities that they may hold and levels of investment risks that may be involved, and investment management. We also summarize certain of these matters with respect to the Investment Funds and their corresponding portfolios. See "Investment options" in the prospectus.

Here we will discuss special restrictions, requirements and transaction expenses that apply to the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds, certain investments of the Alliance Bond Fund and determination of the value of units for all Funds, including some historical information. You can find information about the investment objectives and policies, as well as restrictions, requirements and risks pertaining to the corresponding AXA Premier VIP Trust or EQ Advisors Trust portfolio in which the Investment Funds invest in the prospectus and SAI for each Trust.

RESTRICTIONS AND REQUIREMENTS OF THE ALLIANCE BOND, ALLIANCE BALANCED, ALLIANCE COMMON STOCK AND ALLIANCE MID CAP GROWTH FUNDS

Neither the Alliance Common Stock Fund nor the Alliance Balanced Fund will make an investment in an industry if that investment would cause either Fund's holding in that industry to exceed 25% of either Fund's assets.

The Alliance Bond Fund, Alliance Common Stock Fund and Alliance Mid Cap Growth Fund will not purchase or write puts or calls (options). The Alliance Balanced Fund's investment policies do not prohibit hedging transactions such as through the use of put and call options and stock index or interest rate futures. However, the Alliance Balanced Fund currently has no plans to enter into such transactions.

The following investment restrictions apply to the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds. None of those Funds will:

o trade in foreign exchange (except transactions incidental to the settlement of purchases or sales of securities for a Fund and contracts for the purchase or sale of a specific foreign currency at a future date at a price set at the time of the contract);

o make an investment in order to exercise control or management over a company;

o underwrite the securities of other companies, including purchas ing securities that are restricted under the 1933 Act or rules or regulations thereunder (restricted securities cannot be sold publicly until they are registered under the 1933 Act), except as stated below;

o make short sales, except when the Fund has, by reason of owner ship of other securities, the right to obtain securities of equivalent kind and amount that will be held so long as they are in short position;

o trade in commodities or commodity contracts (except the Alliance Balanced Fund is not prohibited from entering into hedging transactions through the use of stock index or interest rate futures);

o purchase real estate or mortgages, except as stated below. The Funds may buy shares of real estate investment trusts listed on stock exchanges or reported on the NASDAQ;

o have more than 5% of its assets invested in the securities of any one registered investment company. A Fund may not own more than 3% of a registered investment company's outstanding voting securities. The Fund's total holdings of registered investment company securities may not exceed 10% of the value of the Fund's assets;

o purchase any security on margin or borrow money except for short-term credits necessary for clearance of securities transactions;

o make loans, except loans through the purchase of debt obligations or through entry into repurchase agreements; or

o invest more than 10% of its total assets in restricted securities, real estate investments, or portfolio securities not readily marketable (The Alliance Common Stock Fund will not invest in restricted securities).

CERTAIN INVESTMENTS OF THE ALLIANCE BOND AND ALLIANCE BALANCED FUNDS

The following are brief descriptions of certain types of investments which may be made by the Alliance Bond and Alliance Balanced Funds and certain risks and investment techniques.


Mortgage pass-through securities. The Alliance Bond and Alliance Balanced Funds may invest in mortgage pass-through securities (including agency and non-agency fixed, ARM and hybrid pass throughs). Principal and interest payments made on the mortgages in the pools are passed through to the holder of such securities. Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association, or "GNMA"), or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. The definition of pass-through mortgage related securities includes adjustable-rate securities ("ARMS"), commercial mortgage-backed securities ("CMBS") and dollar rolls.

Collateralized mortgage obligations. The Alliance Bond and Alliance Balanced Funds may invest in collateralized mortgage obligations ("CMOs"). CMOs are debt securities collateralized by underlying mortgage loans or pools of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA and are generally issued by limited purpose finance subsidiaries of U.S. Government instrumentalities. CMOs are not, however, mortgage pass-through securities. Rather, they are pay-through securities, i.e., securities backed by the cash flow from the underlying mortgages. Investors in CMOs are not owners of the underlying mortgages, which serve as collateral for such debt securities, but are simply owners of a debt security backed by such pledged assets. CMOs are typically structured into multiple classes, with each class bearing a different stated maturity and having different payment streams. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding longer maturity classes receive principal payments only after the shorter class or classes have been retired.


Asset-backed securities. The Alliance Balanced Fund may purchase asset-backed securities. The securitization techniques used to develop mortgage-related securities are also applied to a broad range of financial assets. Through the use of trusts and special purpose vehicles, various types of assets, including automobile loans and leases, credit card receivables, home equity loans, equipment leases and trade receivables, are securitized in structures similar to the structures used in mortgage securitizations.


Zero coupon bonds. The Alliance Bond and Alliance Balanced Funds may invest in zero coupon bonds. Such bonds may be issued directly by agencies and instrumentalities of the U.S. Government or by private corporations. Zero coupon bonds may originate as such or may be created by stripping an outstanding bond. Zero coupon bonds do not make regular interest payments. Instead, they are sold at a deep discount from their face value. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change.

Repurchase agreements. In repurchase agreements, the Alliance Bond or Alliance Balanced Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a future date. During the term of the repurchase agreement the Fund retains the securities subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors on a daily basis the market value of the securities subject to the agreement and requires the seller to deposit with the Fund collateral equal to any amount by which the market value of the securities subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. We evaluate the creditworthiness of sellers with whom we enter into repurchase agreements. Such transactions afford an opportunity for the Fund to earn a fixed rate of return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase. The Funds currently treat repurchase agreements maturing in more than seven days as illiquid securities.

Debt securities subject to prepayment risks. Mortgage pass-through securities and certain collateralized mortgage obligations, asset-backed securities and other debt instruments in which the Alliance Balanced Fund and Alliance Bond Fund may invest are subject to prepayments prior to their stated maturity. The Fund usually is unable to accurately predict the rate at which prepayments will be made, which rate may be affected, among other things, by changes in generally prevailing market interest rates. If prepayments occur, the Fund suffers the risk that it will not be able to reinvest the proceeds at as high a rate of interest as it had previously been receiving. Also, the Fund will incur a loss to the extent that prepayments are made for an amount that is less than the value at which the security was then being carried by the Fund. Moreover, securities that may be prepaid tend to increase in value less during times of declining interest rates, and to decrease in value more during times of increasing interest rates, than do securities that are not subject to prepayment.

When-issued and delayed delivery securities. The Alliance Bond and Alliance Balanced Funds may purchase and sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. However, the market value of such securities at the time of settlement may be more or less than the purchase price then payable. When a Fund engages in when-issued or delayed delivery transactions, the Fund relies on the other party to consummate the transaction. Failure to consummate the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions are generally expected to settle within three months from the date the transactions are entered into, although the Fund may close out its position prior to the settlement date. The Fund will sell on a forward settlement basis only securities it owns or has the right to acquire.


Foreign currency forward contracts. The Alliance Balanced Fund may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a price set at the time of the contract. The Fund will enter into such forward contracts for hedging purposes only.


Hedging transactions. The Alliance Balanced Fund may engage in hedging transactions which are designed to protect against anticipated adverse price movements in securities owned or intended to be purchased by the Fund. When interest rates go up, the market value of outstanding debt securities declines and vice versa. In recent years the volatility of the market for debt securities has increased significantly, and market prices of longer-term obligations have been subject to wide fluctuations, particularly as contrasted with those of short-term instruments. The Fund will take certain risks into consideration when determining which, if any, options or financial futures contracts it will use. If the price movements of hedged portfolio securities are in fact favorable to the Fund, the hedging transactions will tend to reduce and may eliminate the economic benefit to the Fund which otherwise would result. Also, the price movements of options and futures used for hedging purposes may not correlate as anticipated with price movements of the securities being hedged. This can make a hedge transaction less effective than anticipated and could result in a loss. The options and futures markets can sometimes become illiquid and the exchanges on which such instruments are traded may impose trading halts or delays on the exercise of options and liquidation of futures positions in certain circumstances. This could in some cases operate to the Fund's detriment.

PORTFOLIO HOLDINGS POLICY FOR THE POOLED SEPARATE ACCOUNTS

It is the policy of the Pooled Separate Accounts (the "Separate Accounts") to safeguard against misuse of their portfolio holdings information and to prevent the selective disclosure of such information. Each Separate Account will publicly disclose its holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. The portfolio holdings information for the Separate Accounts including, among other things, the top ten holdings and complete portfolio holdings, is available on a monthly basis and generally can be obtained by contract holders/participants or their consultants, free of charge, 15 days after the month end by calling 1-866-642-3127. AXA Equitable has established this procedure to provide prompt portfolio holdings information so that contractholders and their consultants can perform effective oversight of plan investments.

On a case-by-case basis, AXA Equitable may approve the disclosure of non-public portfolio holdings and trading information to particular individuals or entities in appropriate circumstances. In all cases, the approval of release of non-public portfolio holdings or trading information will be conditioned on the obligation of the recipient to maintain the confidentiality of the information including an obligation not to trade on non-public information. Neither AXA Equitable nor its investment adviser, Alliance Capital Management L.P., discloses non-public portfolio holdings or portfolio trade information of any Separate Account to the media.

In addition, with the approval of our investment officers, non-public portfolio holdings information may be provided as part of the legitimate business activities of each Separate Account to the following service providers and other organizations: auditors; the custodian; the accounting service provider, the administrator; the transfer agent; counsel to the Separate Accounts; regulatory authorities; pricing services; and financial printers. The entities to whom we or the investment advisor voluntarily provide holdings information, either by explicit agreement or by virtue of their respective duties to each Separate Account, are required to maintain the confidentiality of the information disclosed, including an obligation not to trade on non-public information. As of the date of this SAI, we have ongoing arrangements to provide non-public portfolio holdings information to the following service providers: JPMorgan Chase, State Street-Kansas City, PricewaterhouseCoopers LLP, Capital Printing Systems, Inc., and RR Donnelley. Each of these arrangements provides for ongoing disclosure of current portfolio holdings information so that the entity can provide services to the Separate Accounts. These service providers do not provide any compensation to AXA Equitable, the Separate Accounts or any affiliates in return for the disclosure of non-public portfolio holdings information.

Until particular portfolio holdings information has been released in regulatory filings or is otherwise available to contract holders and/or participants, and except with regard to the third parties described above, no such information may be provided to any party without the approval of our investment officers or the execution by such third party of an agreement containing appropriate confidentiality language which has been approved by our Legal Department. Our investment officers will monitor and review any potential conflicts of interest between the contract holders/participants and AXA Equitable and its affiliates that may arise from potential release of non-public portfolio holdings information. We will not release portfolio holdings information unless it is determined that the disclosure is in the best interest of its contract holders/participants and there is a legitimate business purpose for such disclosure. No compensation is received by AXA Equitable or its affiliates or any other person in connection with the disclosure of portfolio holdings information.


BROKERAGE FEES AND CHARGES FOR SECURITIES TRANSACTIONS

We discuss in the prospectus that we are the investment manager of the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds. As the investment manager of these Funds, we invest and reinvest the assets of these Funds in a manner consistent with the policies described in the prospectus. In providing these services we currently use the personnel and facilities of our majority-owned subsidiary, Alliance Capital Management L.P. ("Alliance"), for portfolio selection and transaction services, including arranging the execution of portfolio transactions. Alliance is also an adviser for certain portfolios in EQ Advisors Trust and AXA Premier VIP Trust. Information on brokerage fees and charges for securities transactions for the Trusts' portfolios is provided in the prospectus for each Trust.

The Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds are charged for securities brokers commissions, transfer taxes and other fees and expenses relating to their operation. Transactions in equity securities for a Fund are executed primarily through brokers which receive a commission paid by the Fund. Brokers are selected by Alliance. Alliance seeks to obtain the best price and execution of all orders placed for the portfolio of the Funds, considering all the circumstances. If transactions are executed in the over-the-counter market Alliance will deal with the principal market makers, unless more favorable prices or better execution is otherwise obtainable. There are occasions on which portfolio transactions for the Funds may be executed as part of concurrent authorizations to purchase or sell the same security for certain other accounts or clients advised by Alliance. Although these concurrent authorizations potentially can be either advantageous or disadvantageous to the Funds, they are effected only when it is believed that to do so is in the best interest of the Funds. When these concurrent authorizations occur, the objective is to allocate the executions among the accounts or clients in a fair manner.

We try to choose only brokers which we believe will obtain the best prices and executions on securities transactions. Subject to this general requirement, we also consider the amount and quality of securities research services provided by a broker. Typical research services include general economic information and analyses and specific information on and analyses of companies, industries and markets. Factors we use in evaluating research services include the diversity of sources used by the broker and the broker's experience, analytical ability and professional stature.

The receipt of research services from brokers tends to reduce our expenses in managing the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds. We take this into account when setting the expense charges. Brokers who provide research services may charge somewhat higher commissions than those who do not. However, we will select only brokers whose commissions we believe are reasonable in all the circumstances.

We periodically evaluate the services provided by brokers and prepare internal proposals for allocating among those various brokers business for all the accounts we manage or advise. That evaluation involves consideration of the overall capacity of the broker to execute transactions, its financial condition, its past performance and the value of research services provided by the broker in servicing the various accounts advised or managed by us. Generally, we do not tell brokers that we will try to allocate a particular amount of business to them. We do occasionally let brokers know how their performance has been evaluated.

Research information that we obtain may be used in servicing all clients or accounts under our management, including our general account. Similarly, we will not necessarily use all research provided by a broker or dealer with which the Funds transact business in connection with those Funds.

Transactions for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds in the over-the-counter market are normally executed as principal transactions with a dealer that is a principal market maker in the security, unless a better price or better execution can be obtained from another source. Under these circumstances, the Funds pay no commission. Similarly, portfolio transactions in money market and debt securities will normally be executed through dealers or underwriters under circumstances where the Fund pays no commission.

When making securities transactions for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds that do not involve paying a brokerage commission (such as the purchase of short-term debt securities), we seek to obtain prompt execution in an effective manner at the best price. Subject to this general objective, we may give orders to dealers or underwriters who provide investment research. None of the Funds will pay a higher price, however, and the fact that we may benefit from such research is not considered in setting the expense charges.

In addition to using brokers and dealers to execute portfolio securities transactions for clients or accounts we manage, we may enter into other types of business transactions with brokers or dealers. These other transactions will be unrelated to allocation of the Funds' portfolio transactions.


For the years ended December 31, 2004, 2003 and 2002, total brokerage commissions for Separate Account No. 10 -- Pooled were $68,731, $78,626, and $85,206, respectively; for Separate Account No. 4 -- Pooled were $1,126,910, $929,767 and $1,298,849, respectively; for Separate Account No. 3 -- Pooled were $708,388, $466,820 and $522,922, respectively; and for Separate Account No. 13 -- Pooled were $0, $0, and $0, respectively. For the fiscal year ended December 31, 2004, commissions of $68,580, $1,121,059 and $686,520 were paid to brokers providing research services to Separate Account No. 10 -- Pooled, Separate Account No. 4 -- Pooled and Separate Account No. 3 -- Pooled, respectively, on portfolio transactions of $50,884,709, $843,776,923 and $301,615,319, respectively.


ADDITIONAL INFORMATION ABOUT RIA

LOAN PROVISIONS

Loans to plan trustees on behalf of participants are permitted in our RIA program. It is the plan administrator's responsibility to administer the loan program.

The following are important features of the RIA loan provision:

o We will only permit loans from the guaranteed interest option. If the amount requested to be borrowed plus the loan fee and loan reserve we discuss below is more than the amount available in the guaranteed interest option for the loan transaction, the employer can move the additional amounts necessary from one or more Funds to the guaranteed interest option.

o The plan administrator determines the interest rate, the maximum term and all other terms and conditions of the loan.

o Repayment of loan principal and interest can be made only to the guaranteed interest option. The employer must identify the portion of the repayment amount which is principal and which is interest.

o Upon repayment of a loan amount, any repayment of loan principal and loan reserve (see below) taken from one or more Funds for loan purposes may be moved back to a Fund.

o We charge a loan fee in an amount equal to 1% of the loan principal amount on the date a loan is made. The contingent withdrawal charge will be applied to any unpaid principal, as if the amount had been withdrawn on the day the principal payment was due. See "Charges and expenses" in the prospectus.

o The minimum amount of a loan for a participant is $1,000, and the maximum amount is 90% of the balances in all the investment options for a participant. An employer plan, the Code and the DOL (as described in "Tax information" in the prospectus) may impose additional conditions or restrictions on loan transactions.

o On the date a loan is made, we create a loan reserve account in the guaranteed interest option in an amount equal to 10% of the loan amount. The 10% loan reserve is intended to cover (1) the ongoing operations fee applicable to amounts borrowed, (2) the possibility of our having to deduct applicable contingent withdrawal charges (see "Charges and expenses" in the prospectus) and (3) the deduction of any other withholdings, if required. The loan amount will not earn any interest under the contracts while the loan is outstanding. The amount of the loan reserve will continue to earn interest at the guaranteed interest option rate applicable for the employer plan.

o The ongoing operations fee will apply to the sum of the invest ment option balances (including the loan reserve) plus any unpaid loan principal. If the employer plan is terminated or any amount is withdrawn, or if any withdrawal from RIA results in the reduction of the 10% loan reserve amount in the guaranteed interest option, during the time a loan is outstanding, the contingent withdrawal charge will be applied to any principal loan balances outstanding as well as to any employer plan balances (including the loan reserve) in the investment options. See "Charges and expenses" in the prospectus.

ANNUITY BENEFITS

Subject to the provisions of an employer plan, we have available under RIA the following forms of fixed annuities.

o Life annuity: An annuity which guarantees a lifetime income to the retired employee-participant ("annuitant") and ends with the last monthly payment before the annuitant's death. There is no death benefit associated with this annuity form and it provides the highest monthly amount of any of the guaranteed life annuity forms. If this form of annuity is selected, it is possible that only one payment will be made if the annuitant dies after that payment.

o Life annuity -- period certain: This annuity form guarantees a lifetime income to the annuitant and, if the annuitant dies during a previously selected minimum payment period, continuation of payments to a designated beneficiary for the balance of the period. The minimum period is usually 5, 10, 15 or 20 years.

o Life annuity -- refund certain: This annuity form guarantees a lifetime income to the annuitant and, if the annuitant dies before the initial single premium has been recovered, payments will continue to a designated beneficiary until the single premium has been recovered. If no beneficiary survives the annuitant, the refund will be paid in one lump sum to the estate.

o Period certain annuity: Instead of guaranteed lifetime income, this annuity form provides for payments to the annuitant over a specified period, usually 5, 10, 15 or 20 years, with payments continuing to the designated beneficiary for the balance of the period if the annuitant dies before the period expires.

o Qualified joint and survivor life annuity: This annuity form guarantees lifetime income to the annuitant, and, after the annuitant's death, the continuation of income to the surviving spouse. Generally, unless a married annuitant elects otherwise with the written consent of his spouse, this will be the form of annuity payment. If this form of annuity is selected, it is possible that only one payment will be made if both the annuitant and the spouse die after that payment.

All of the forms outlined above (with the exception of qualified joint and survivor life annuity) are available as either Single or Joint life annuities. We offer other forms not outlined here. Your financial professional can provide details.

AMOUNT OF FIXED-ANNUITY PAYMENTS

Our forms of a fixed annuity provide monthly payments of specified amounts. Fixed-annuity payments, once begun, will not change. The size of payments will depend on the form of annuity that is chosen, our annuity rate tables in effect when the first payment is made, and, in the case of a life income annuity, on the annuitant's age. The tables in our contracts show monthly payments for each $1,000 of proceeds applied under an annuity. If our annuity rates in effect on the annuitant's retirement date would yield a larger payment, those current rates will apply instead of the tables. Our annuity rate tables are designed to determine the amounts required for the annuity benefits elected and for administrative and investment expenses and mortality and expense risks. Under our contracts we can change the annuity rate tables every five years. Such changes would not affect annuity payments being made.

ONGOING OPERATIONS FEE

We determine the ongoing operations fee based on the combined net balances of an employer plan in all the investment options (including any outstanding loan balances) at the close of business on the last business day of each month. For employer plans that adopted RIA on or before February 9, 1986, we use the rate schedule set forth below, and apply it to the employer plan balances at the close of business on the last business day of the following month. For employer plans that adopted RIA after February 9, 1986 we use the rate schedule set forth in the prospectus. See "Charges and expenses" in the prospectus.

----------------------------------------------
   Combined balance                Monthly
 of investment options              rate
----------------------------------------------
First         $150,000          1/12 of 1.25%
Next          $350,000          1/12 of 1.00%
Next          $500,000          1/12 of 0.75%
Next        $1,500,000          1/12 of 0.50%
Over        $2,500,000          1/12 of 0.25%
----------------------------------------------

MANAGEMENT FOR THE ALLIANCE BOND, ALLIANCE BALANCED, ALLIANCE COMMON STOCK AND ALLIANCE MID CAP GROWTH FUNDS AND AXA EQUITABLE


FUNDS


In the Prospectus we give information about us, the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds and how we, together with Alliance, provide investment management for the investments and operations of these Funds. See "More information" in the prospectus. The amounts of the investment management and financial accounting fees we received from employer plans participating through registered contracts in the Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds in 2004 were $6,299, $10,211 and $4,947, respectively; in 2003 were $6,150, $9,082 and
$3,707, respectively; in 2002 were $5,143, $12,781 and $3,465, respectively.
The amount of such fees received under the Alliance Bond Fund in 2004, 2003 and 2002 were $0, $0 and $0, respectively.


PORTFOLIO MANAGERS' INFORMATION (ALLIANCE BOND FUND, ALLIANCE BALANCED FUND, ALLIANCE COMMON STOCK FUND AND ALLIANCE MID CAP GROWTH FUND)

The tables and discussion below provide information with respect to the portfolio managers who are primarily responsible for the day-to-day management of each Fund.



------------------------------------------------------------------------------------------------------------------------------------
                                         Alliance Bond Fund, Separate Account No. 13 ("Fund")
                                                    Alliance Capital ("Adviser")
                                                 Information as of December 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
(a)(1) Portfolio     (a)(2) For each person identified in column                (a)(3) For each of the categories in column
manager(s) of the    (a)(1), the number of other accounts of the                (a)(2), the number of accounts and the total
Adviser named in     Adviser managed by the person within each                  assets in the accounts with respect to which
the prospectus       category below and the total assets in the                 the advisory fee is based on the performance
                     accounts managed within each category below                               of the account
------------------------------------------------------------------------------------------------------------------------------------
                                       Other Pooled                                              Other Pooled
                  Registered Invest-        Invest-                         Registered Invest-       Invest-
                    ment Companies       ment Vehicles    Other Accounts      ment Companies     ment Vehicles     Other Accounts
------------------------------------------------------------------------------------------------------------------------------------
                   Number     Total    Number     Total   Number    Total    Number              Number             Number
                   of         Assets   of         Assets  of        Assets   of        Total     of         Total     of      Total
                   Accounts   ($MM)    Accounts   ($MM)   Accounts  ($MM)    Accounts  Assets    Accounts   Assets  Accounts  Assets
------------------------------------------------------------------------------------------------------------------------------------
Alison Martier     N/A        N/A      4          $175     66        $4,523   N/A       N/A       N/A        N/A     N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------



Note: $MM means millions

For a description of any material conflicts, please see "Investment professional conflict of interest" later in the SAI.

For compensation information, please see "Alliance's compensation program" later in the SAI.

Ownership of Securities of AXA's insurance products for which the Fund serves as an investment option (Retirement Investment Account, Members Retirement Program and American Dental Association):



----------------------------------------------------------------------------------------------------------
                                          $10,001-    $50,001-    $100,001-    $500,001 -    over
Portfolio Manager    None    $1-$10,000   $50,000     $100,000    $500,000     $1,000,000    $1,000,000
----------------------------------------------------------------------------------------------------------
Alison Martier       N/A*
----------------------------------------------------------------------------------------------------------



* While there are no insurance products ownership to report, Ms. Martier participates in the AXA Equitable Savings and Investment Plan and owns shares as follows:
  o  (TPOW) Equity Fund:      6769.758 shares
  o  (TPOX) Mid Cap Growth:   7549.704 shares

Alison Martier is the Team Leader of US Core Fixed Income team that manages this fund. Team members include:

Alison M. Martier -- Senior Vice President and Director of US Core Fixed Income

Ms. Martier is Director of the US Core Fixed Income Team, and manages US Core and Core Plus fixed income portfolios for institutional clients. Ms. Martier joined Alliance in 1993 from Equitable Capital. She joined Equitable as a trader in 1979 and has been a portfolio manager since 1983. Ms. Martier holds a B.A. from Northwestern University and an M.B.A. from New York University's Graduate School of Business Administration. Chartered Financial Analyst.

Matthew Bloom -- Senior Vice President and Portfolio Manager
Mr. Bloom manages US Core and Core Plus fixed income portfolios for institutional clients. Before joining Alliance in 1989, Mr. Bloom was with Salomon Brothers Inc. for eight years. At Salomon, he was a Vice President in their fixed income trading group working in London and New York. Mr. Bloom holds a B.Sc. in economics from the London School of Economics and an M.B.A. from Columbia University Graduate School of Business.

Larry Hill -- Vice President and Portfolio Manager
Mr. Hill manages Alliance's Minneapolis Fixed Income and US Core portfolios. Prior to joining Alliance Capital in 2000, Mr. Hill was an Executive Vice President at Investment Advisors, Inc. (IAI), a Minneapolis-based investment management subsidiary of Lloyds-TSB, London. In his sixteen years at IAI, Mr. Hill was a senior portfolio manager and served in several management positions including Chief Fixed Income Officer and Chief Investment Officer. Prior to joining IAI, Mr. Hill worked at First Minneapolis Bank as a portfolio manager, trader and manager of money market trading and sales. Mr. Hill received his BS and MA degrees from the University of Nebraska. Chartered Financial Analyst.

Greg Wilensky -- Vice President, Portfolio Manager and Director of Stable Value Investments
Mr. Wilensky manages US Core and Core Plus portfolios for institutional clients as well as Treasury Inflation Protected Securities (TIPS) portfolios. In addition, Mr. Wilensky has been responsible for the firm's stable value business since 1998. Prior to joining Alliance as a portfolio manager in 1996, Mr. Wilensky was a treasury manager in the corporate finance group at AT&T Corp. He earned a B.S. in Business Administration from Washington University and an M.B.A. from the University of Chicago. Member of the New York Society of Security Analysts. Chartered Financial Analyst.

Shawn Keegan -- Vice President and Portfolio Manager
Mr. Keegan is the investment-grade credit specialist for Alliance's US Core, Core Plus and Low Duration strategies. He joined Alliance in 1993 as a portfolio assistant. He spent a year at Aladdin Capital as a trader before joining the US Core Fixed Income Team in early 2001. He holds a B.S. in Finance from Siena College.



------------------------------------------------------------------------------------------------------------------------------------
                                      Alliance Balanced Fund, Separate Account No. 10 ("Fund")
                                                    Alliance Capital ("Adviser")
                                                 Information as of December 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
(a)(1) Portfolio     (a)(2) For each person identified in column                (a)(3) For each of the categories in column
manager(s) of the    (a)(1), the number of other accounts of the                (a)(2), the number of accounts and the total
Adviser named in     Adviser managed by the person within each                  assets in the accounts with respect to which
the prospectus       category below and the total assets in the                 the advisory fee is based on the performance
                     accounts managed within each category below                               of the account
------------------------------------------------------------------------------------------------------------------------------------
                                       Other Pooled                                              Other Pooled
                  Registered Invest-        Invest-                         Registered Invest-       Invest-
                    ment Companies       ment Vehicles    Other Accounts      ment Companies     ment Vehicles     Other Accounts
------------------------------------------------------------------------------------------------------------------------------------
                   Number     Total    Number     Total   Number    Total    Number              Number             Number
                   of         Assets   of         Assets  of        Assets   of        Total     of         Total     of      Total
                   Accounts   ($MM)    Accounts   ($MM)   Accounts  ($MM)    Accounts  Assets    Accounts   Assets  Accounts  Assets
------------------------------------------------------------------------------------------------------------------------------------
Christopher Toub   2          $456     1          $81      2        $195     N/A       N/A       N/A        N/A     N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------



Note:  $MM means millions

For a description of any material conflicts, please see "Investment professional conflict of interest" later in the SAI.

For compensation information, please see "Alliance's compensation program" later in the SAI.

Ownership of Securities of AXA Equitable's insurance products for which the Fund serves as an investment option (Retirement Investment Account, Members Retirement Program and American Dental Association):



----------------------------------------------------------------------------------------------------------
                                          $10,001-    $50,001-    $100,001-    $500,001 -    over
Portfolio Manager    None    $1-$10,000   $50,000     $100,000    $500,000     $1,000,000    $1,000,000
----------------------------------------------------------------------------------------------------------
Christopher Toub     X
----------------------------------------------------------------------------------------------------------



The management of and investment decisions for the Fund's portfolio are made by the Balanced Account Team, comprised of four senior portfolio managers. Balanced Account Team relies heavily on the Advisor's structured equity, international large cap growth and fixed-income investment teams and, in turn, the fundamental research of the Advisor's large internal research staff. Day-to-day responsibilities for coordinating the portfolio's investments and managing asset allocation resides with Christopher Toub.

Christopher Toub
Mr. Toub is Executive Vice President and Head of Alliance's Global/International Large Cap Growth teams. Mr. Toub is also a member of the Global Research Growth and US Disciplined Growth teams. He joined Alliance Capital in 1992 as a portfolio manager with the Disciplined Growth team, served as Director of Global Growth Research from 1998-2000 and joined the Global Research Growth team in 2004. Prior to joining Alliance, Mr. Toub worked at Marcus, Schloss & Co., a private investment partnership, as an analyst and portfolio manager. At that time, he was a member of the New York Stock Exchange where he was a specialist. Before working at Marcus, Schloss & Co., he worked at Bear Stearns in proprietary trading. He also worked as an Assistant Treasurer at JP Morgan. Mr. Toub received a BA from Williams College and an MBA from Harvard Business School. Location: New York.

------------------------------------------------------------------------------------------------------------------------------------
                                      Alliance Common Stock Fund, Separate Account No. 4 ("Fund")
                                                    Alliance Capital ("Adviser")
                                                 Information as of December 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
(a)(1) Portfolio     (a)(2) For each person identified in column                (a)(3) For each of the categories in column
manager(s) of the    (a)(1), the number of other accounts of the                (a)(2), the number of accounts and the total
Adviser named in     Adviser managed by the person within each                  assets in the accounts with respect to which
the prospectus       category below and the total assets in the                 the advisory fee is based on the performance
                     accounts managed within each category below                               of the account
------------------------------------------------------------------------------------------------------------------------------------
                                       Other Pooled                                              Other Pooled
                  Registered Invest-        Invest-                         Registered Invest-       Invest-
                    ment Companies       ment Vehicles    Other Accounts      ment Companies     ment Vehicles     Other Accounts
------------------------------------------------------------------------------------------------------------------------------------
                   Number     Total    Number     Total   Number    Total    Number              Number             Number
                   of         Assets   of         Assets  of        Assets   of        Total     of         Total     of      Total
                   Accounts   ($MM)    Accounts   ($MM)   Accounts  ($MM)    Accounts  Assets    Accounts   Assets  Accounts  Assets
------------------------------------------------------------------------------------------------------------------------------------
Alan Levi          4          $6,941   1          $734     15        $1,270   N/A       N/A       N/A        N/A     N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------



Note:  $ MM means millions

For a description of any material conflicts, please see "Investment professional conflict of interest" later in the SAI.

For compensation information, please see "Alliance's compensation program" later in the SAI.

Ownership of Securities of AXA's insurance products for which the Fund serves as an investment option (Retirement Investment Account, Members Retirement Program and American Dental Association):



----------------------------------------------------------------------------------------------------------
                                          $10,001-    $50,001-    $100,001-    $500,001 -    over
Portfolio Manager    None    $1-$10,000   $50,000     $100,000    $500,000     $1,000,000    $1,000,000
----------------------------------------------------------------------------------------------------------
Alan Levi            Yes*
----------------------------------------------------------------------------------------------------------



* Alan Levi has numerous life insurance policies for his family that include participation in Separate Account No. 4.

The management of and investment decisions for the Fund's portfolio are made by Alliance's US Growth Team, which is responsible for management of all of Alliance's US Growth accounts. The US Growth Team relies heavily on the fundamental analysis and research of the Alliance's large internal research staff. While all members of the team work jointly to determine the investment strategy, including security selection, Mr. Alan Levi, a member of Alliance's US Growth Team, is responsible for day-to-day management of and has oversight and order placement responsibilities for the Fund's portfolio.

Alan Levi
Mr. Levi joined Alliance Capital in 1973, and assumed the role of team leader for US Disciplined Growth in 2004. Prior to joining the US Disciplined Growth Team in 1995, Mr. Levi held various responsibilities in the equity research department as both an analyst and, between 1990 and 1995, as director of research. He is a past director and treasurer of the Bank and Financial Analysts Association and served as a director of the New York Society of Security Analysts between 1992 and 1994. Mr. Levi received his undergraduate degree from Johns Hopkins and an MBA from the University of Chicago.



------------------------------------------------------------------------------------------------------------------------------------
                                   Alliance Mid Cap Growth Fund, Separate Account No. 3 ("Fund")
                                                    Alliance Capital ("Adviser")
                                                 Information as of December 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
(a)(1) Portfolio     (a)(2) For each person identified in column                (a)(3) For each of the categories in column
manager(s) of the    (a)(1), the number of other accounts of the                (a)(2), the number of accounts and the total
Adviser named in     Adviser managed by the person within each                  assets in the accounts with respect to which
the prospectus       category below and the total assets in the                 the advisory fee is based on the performance
                     accounts managed within each category below                               of the account
------------------------------------------------------------------------------------------------------------------------------------
                                       Other Pooled                                              Other Pooled
                  Registered Invest-        Invest-                         Registered Invest-       Invest-
                    ment Companies       ment Vehicles    Other Accounts      ment Companies     ment Vehicles     Other Accounts
------------------------------------------------------------------------------------------------------------------------------------
                   Number     Total    Number     Total   Number    Total    Number              Number             Number
                   of         Assets   of         Assets  of        Assets   of        Total     of         Total     of      Total
                   Accounts   ($MM)    Accounts   ($MM)   Accounts  ($MM)    Accounts  Assets    Accounts   Assets  Accounts  Assets
------------------------------------------------------------------------------------------------------------------------------------
Catherine Wood       5        $6,165   1          $122     1         $    4   N/A       N/A       N/A        N/A     N/A      N/A
(Alliance Capital)
------------------------------------------------------------------------------------------------------------------------------------
Catherine Wood                                             33,148*   $8,600   N/A       N/A       N/A        N/A     N/A      N/A
(Regent Separately
Managed Accounts)
------------------------------------------------------------------------------------------------------------------------------------



Note:  $MM means millions

*    includes wrap fee accounts

For a description of any material conflicts, please see "Investment professional conflict of interest" later in the SAI.

For compensation information, please see "Alliance's compensation program" later in the SAI.

Ownership of Securities of AXA's insurance products for which the Fund serves as an investment option (Retirement Investment Account, Members Retirement Program and American Dental Association):



----------------------------------------------------------------------------------------------------------
                                          $10,001-    $50,001-    $100,001-    $500,001 -    over
Portfolio Manager    None    $1-$10,000   $50,000     $100,000    $500,000     $1,000,000    $1,000,000
----------------------------------------------------------------------------------------------------------
Catherine Wood       X
----------------------------------------------------------------------------------------------------------



The management of and investment decisions for the Fund's portfolio are made by Ms. Catherine Wood.

Catherine Wood
Ms. Wood has been responsible for the Fund's investments since 2001, and has been with the firm for four years. Ms. Wood is a member of the Adviser's US Mid Cap Growth team that collaborates actively on the management of the Adviser's US Mid Cap Growth portfolios. In addition, Ms. Wood relies heavily on the fundamental analysis and research of the Adviser's large internal research staff, including the Global Growth Research Department and Research for Strategic Change Team.

Ms. Wood is also the Chief Investment Officer of Alliance's Regent Investor Services. Ms. Wood joined Alliance Capital in 2001 from Tupelo Capital Management, where she was a general partner, co-managing global equity-oriented portfolios. Prior to that, Ms. Wood worked for 18 years with Jennison Associates as a director and portfolio manager, equity research analyst and chief economist. As a portfolio manager with Jennison, she invested in both US and international securities. Ms. Wood's experience in research ranges from media, telecommunications and emerging technologies to business services, consumer non-durables and basic industries. She received her BS, summa cum laude, from the University of Southern California.

INVESTMENT PROFESSIONAL CONFLICT OF INTEREST

As an investment adviser and fiduciary, Alliance owes its clients and shareholders an undivided duty of loyalty. Alliance recognizes that conflicts of interest are inherent in its business and accordingly has developed policies, procedures and disclosures reasonably designed to detect, manage and mitigate the effects of potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including funds (hereinafter "clients"), and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight to help ensure that all clients are treated equitably. As stated in these conflicts-related policies, Alliance places the interests of its clients first and expects all of its employees to maintain Alliance's fiduciary duty.

EMPLOYEE PERSONAL TRADING AND THE CODE OF BUSINESS CONDUCT AND ETHICS

Alliance has policies to avoid conflicts of interest when investment professionals and other personnel of Alliance own, buy or sell securities also owned by, or bought or sold for clients. Alliance permits its employees to engage in personal securities transactions, and also allows them to allocate investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or deferred incentive compensation awards. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Alliance has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent such conflicts of interest.

MANAGING MULTIPLE ACCOUNTS FOR MULTIPLE CLIENTS

The investment professional or investment professional teams for each fund have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Potential conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. Accordingly, Alliance has compliance policies and oversight to manage these conflicts.

ALLOCATING INVESTMENT OPPORTUNITIES

In addition, the investment professionals may have to decide how to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as cash position, tax status, risk tolerance and investment restrictions or for other reasons. Potential conflicts of interest may also occur where Alliance would have an incentive, such a performance-based management fee, relating to an account. An investment professional may devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to the account for which Alliance could share in investment gains. As referenced above, Alliance has procedures designed to ensure that information relevant to investment decisions are disseminated fairly and investment opportunities are allocated equitably among different clients.

ALLIANCE'S COMPENSATION PROGRAM

Alliance's compensation program for investment professionals* is designed to be competitive and appropriate to attract and retain the highest caliber employees. Compensation of investment professionals primarily reflects their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds.

Investment professionals are compensated on an annual basis through a combination of the following: (i) fixed base salary; (ii) discretionary incentive compensation in the form of an annual cash bonus; (iii) discretionary incentive compensation in the form of awards under Alliance's Partners Compensation Plan ("deferred awards"); (iv) discretionary long-term incentive compensation in the form of option and restricted unit grants (granted prior to 2002) and (v) Contributions under Alliance's Profit Sharing/401(k) Plan. Alliance's overall profitability determines the total amount of incentive compensation available to investment professionals. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or Alliance terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a closer alignment between the investment professionals and Alliance's clients and mutual fund shareholders. Alliance also permits deferred award recipients to allocate up to 50% of their award to investments in Alliance's publicly traded equity securities.

An investment professional's total compensation is determined through a subjective process that evaluates numerous quantitative and qualitative factors, including the investment success of the portfolios managed by the individual. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account. Not all factors apply to each investment professional and there is no particular weighting or formula for considering certain factors.

Among the factors included in this annual assessment of investment professional compensation are: relative investment performance of portfolios (although there are no specific benchmarks or periods of time used in measuring performance); complexity of investment strategies and contribution to the investment team/discipline's dialogue. An investment professional's contribution to business results and overall business strategy; success of marketing/business development efforts and client servicing are also taken into consideration. Furthermore, an investment professional's seniority/length of service with the firm; management and supervisory responsibilities and fulfillment of Alliance's leadership criteria are relevant to compensation decision-making.


DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable, and certain of AXA Equitable's separate accounts, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2004, 2003 and 2002. AXA Equitable paid AXA Advisors as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts $567,991,463 in 2004, $562,696,578 in 2003 and $536,113,253 in
2002. Of these amounts, AXA Advisors retained $289,050,171, $287,344,634 and $283,213,274, respectively.

----------------------
* Investment professionals at Alliance include portfolio managers and research analysts. Investment professionals are part of investment groups (or teams) that service individual fund portfolios. The number of investment professionals assigned to a particular fund will vary from fund to fund.

AXA EQUITABLE

We are managed by a Board of Directors which is elected by our shareholder(s). Our directors and certain of our executive officers and their principal occupations are as follows. Unless otherwise indicated, the following persons have been involved in the management of AXA Equitable and/or its affiliates in various executive positions during the last five years.



------------------------------------------------------------------------------------------------------------------------------------
Directors -- Interested
Name                                     Age       Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Henri de Castries                        50        Director of AXA Equitable (since September 1993); Director, MONY Life and MONY
AXA                                                America (since July 2004); Chairman of the Board of AXA Financial (since April
25, Avenue Matignon                                1998). Chairman of the Management Board (since May 2001) and Chief Executive
AXA's Management Board                             Officer of AXA (January 2000 to May 2002); Vice Chairman of (January 2000 to May
75008 Paris, France                                2001). Director or officer of  various subsidiaries and affiliates of the AXA
                                                   Director of Alliance Capital Management Corporation, the general partner of
                                                   Alliance Holding and Alliance. A former Director of Donaldson, Lufkin and
                                                   Jenrette ("DLJ") (July 1993 to November 2000).
------------------------------------------------------------------------------------------------------------------------------------
Claus-Michael Dill                       51        Director of AXA Equitable (since May 2000); Director, MONY Life (since July
AXA Konzern AG                                     2004). Chairman of the Management Board of AXA Konzern AG (since June 1999).
Colonia-Allee 10-20                                Member of the AXA Group Management Board (since April 1999). Chairman of the
D-51067 Cologne, Germany                           Management Board of AXA Versicherung AG, AXA Lebensversicherung AG, AXA
                                                   Lebensversicherungs AG, AXA Service AG (since June 1999) and AXA Bank AG,
                                                   Director of AXA Financial (since May 2000).
------------------------------------------------------------------------------------------------------------------------------------
Denis Duverne                            51        Director of AXA Equitable (since February 1998); Director, MONY Life and MONY
AXA                                                America (since July 2004). Member of the AXA Management Board (since February
25, Avenue Matignon                                2003) and Chief Financial Officer (since May 2003), prior thereto, Executive Vice
75008 Paris, France                                President, Control and Strategy, AXA (January 2000 to May 2003); prior thereto
                                                   Senior Executive Vice President, International (US-UK-Benelux) AXA (January 1997
                                                   to January 2000); Member of the AXA Executive Committee (since January 2000);
                                                   Director, AXA Financial (since November 2003), Alliance Capital Management
                                                   Corporation (since February 1996) and various AXA affiliated companies. Former
                                                   Director of DLJ (February 1997 to November 2000).
------------------------------------------------------------------------------------------------------------------------------------
Directors -- Not Interested
Name                                     Age       Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
John C. Graves                           41        Director of AXA Equitable (since September 2002); Director, MONY Life and MONY
Graves Ventures, LLC and                           America (since July 2004). President and Chief Operating Officer, Graves
Earl G. Graves, Ltd.                               Ventures, LLC (since January 2001); Chief of Staff, Earl G. Graves, Ltd. (since
130 Fifth Avenue                                   March 1993) and President of Black Enterprise Unlimited (unknown to present);
New York, NY 10011                                 Director, AXA Financial (since September 2002); Trustee, Meharry Medical College
                                                   (since September 2001); President, Catholic Big Brothers, Inc. (since June 1992).
------------------------------------------------------------------------------------------------------------------------------------
Mary (Nina) Henderson                    54        Director, AXA Financial and AXA Equitable (since December 1996); Director, MONY
Henderson Advisory Consulting                      Life and MONY America (since July 2004); Retired Corporate Vice President, Core
425 East 86th St.                                  Business Development of Bestfoods (June 1999 to December 2000). Prior thereto,
New York, NY 10028                                 President, Bestfoods Grocery (formerly CPC International, Inc.) and Vice
                                                   President, Bestfoods (1997 to 2000). Director, Del Monte Foods Co., PACTIV
                                                   Corporation and The  "Shell"  Transport and Trading Company, plc.; Former
                                                   Director, Hunt Corporation (1992 to 2002).
------------------------------------------------------------------------------------------------------------------------------------
James F. Higgins                         57        Director of AXA Equitable (since December 2002); Director, MONY Life and MONY
Morgan Stanley                                     America (since July 2004). Senior Advisor, Morgan Stanley (since June 2000);
Harborside Financial Center                        Director/Trustee, Morgan Stanley Funds (since June 2000); Director, AXA Financial
Plaza Two, Second Floor                            (since December 2002); President and Chief Operating Officer -- Individual
Jersey City, NJ 07311                              Investor Group, Morgan Stanley Dean Witter (June 1997 to June 2000); President
                                                   and Chief Operating Officer -- Dean Witter Securities, Dean Witter Discover & Co.
                                                   (1993 to May 1997); Director and Chairman of the Executive Committee, Georgetown
                                                   University Board of Regents; Director, The American Ireland Fund; Member, The
                                                   American Association of Sovereign Military Order of Malta.
------------------------------------------------------------------------------------------------------------------------------------
W. Edwin Jarmain                         66        Director of AXA Equitable (since July 1992). Director of AXA Financial (since
Jarmain Group Inc.                                 July 1992); Director, MONY Life and MONY America (since July 2004). President,
77 King Street West                                Jarmain Group Inc. (since 1979); and officer of director of several affiliated
Suite 4545                                         companies. Director, AXA Insurance (Canada), Anglo Canada General Insurance
Toronto, Ontario M5K 1K2                           Company, Alliance Capital Management  Corporation, AXA Pacific Insurance Company
Canada                                             and AXA Australia, a former Alternate Director, AXA Asia Pacific Holdings
                                                   Limited (December 1999 to September 2000) and a former Director of DLJ (October
                                                   1992 to November 2000).
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Directors -- Not Interested (continued)
Name                               Age  Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
 Christina M. Johnson              54   Director of AXA Equitable (since September 2002); Director, MONY Life and MONY America
 Christina M. Johnson Associates        (since July 2004). Former President and Chief Executive Officer of Saks Fifth Avenue
 200 Railroad Ave.                      Enterprises (February 2001 to October 2003); President and Chief Executive Officer, Saks
 Greenwich, CT 06830                    Fifth Avenue (February 2000 to February 2001); Director, AXA Financial (since September
                                        2002); Director, Women In Need, Inc.; Regional Vice President for the Greater New York Area,
                                        National Italian American Foundation.
------------------------------------------------------------------------------------------------------------------------------------
 Scott D. Miller                   52   Director of AXA Equitable (since September 2002); Director, MONY Life and MONY America
 Six Sigma Academy                      (since July 2004). President, Six Sigma Academy (since May 2004). Prior thereto Vice
 315 East Hopkins Street                Chairman (March 2003 to May 2004) , Hyatt Hotels Corporation; President (January 2000 to
 Aspen, CO 81611                        March 2003); Director, AXA Financial (since September 2002); Director, Schindler Holdings,
                                        Ltd. (since January 2002); Director, Interval International (January 1998 to June 2003);
                                        Executive Vice President, Hyatt Development Corporation (1997 to 2000).
------------------------------------------------------------------------------------------------------------------------------------
 Joseph H. Moglia                  56   Director of AXA Equitable (since November 2002); Director, MONY Life and MONY America
 Ameritrade Holding Corporation         (since July 2004). Chief Executive Officer, Ameritrade Holding Corporation (since March
 4211 South 102nd Street                2001); Director, AXA Financial (since November 2002); Senior Vice President, Merrill Lynch &
 Omaha, NE 68127                        Co., Inc. (1984 to March 2001).
------------------------------------------------------------------------------------------------------------------------------------
 Peter J. Tobin                    61   Director of AXA Equitable (since March 1999); Director, MONY Life and MONY America (since
 St. John's University                  July 2004); Special Assistant to the President, St. John's University (since September
 101 Murray Street                      2003); prior thereto, Dean, Peter J. Tobin College of Business, St. John's University
 New York, NY 10007                     (August 1998 to September 2003). Director, Alliance Capital Management Corporation (since
                                        May 2000); The CIT Group, Inc. (May 1984 to June 2001, June 2002 to present), H. W. Wilson
                                        Company and Junior Achievement of New York, Inc. and Member and Officer of Rock Valley Tool,
                                        LLC. Director of AXA Financial (since March 1999) and Director, P.A. Consulting (since
                                        1999).
------------------------------------------------------------------------------------------------------------------------------------
 Bruce W. Calvert                  58   Director of AXA Equitable (since May 2001); Director, MONY Life and MONY America (since
 Alliance Capital Management            July 2004); Director (since October 1992), Chairman of the Board (May 2001 to December
 Corporation                            2004) and Chief Executive Officer (January 1999 to June 2003), Alliance Capital Management
 1345 Avenue of the Americas            Corporation; Vice Chairman (May 1993 to April 2001) and Chief Investment Officer (May
 New York, NY 10105                     1993 to January 1999), Alliance Capital Management Corporation; Director, AXA Financial
                                        (since May 2001); Vice Chairman of the Board of Trustees of Colgate University; Trustee of
                                        the Mike Wolk Heart Foundation; Member of the Investment Committee of the New York
                                        Community Trust.
------------------------------------------------------------------------------------------------------------------------------------
Directors -- Officers
Name                               Age  Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Christopher M. Condron             57   Director, Chairman of the Board, President and Chief Executive Officer, MONY Holdings, LLC
                                        (since July 2004); Director, Chairman of the Board, President (since May 2002) and Chief
                                        Executive Officer, AXA Equitable (since May 2001); Director, President and Chief Executive
                                        Officer, AXA Financial (since May 2001); Chairman of the Board and Chief Executive Officer,
                                        AXA Financial Services, LLC (since May 2001); Member of AXA's Management Board (since
                                        May 2001); Director, Alliance Capital Management Corporation (since May 2001); Director,
                                        Chairman of the Board, President and Chief Executive Officer, AXA Life and Annuity Company
                                        (since June 2001); Director, The Advest Group, Inc. (July 2004 to present); Director,
                                        Chairman of the Board, President and Chief Executive Officer, MONY Life and MONY America
                                        (since July 2004); Director, The American Ireland Fund (since 1999); Board of Trustees of
                                        The University of Scranton (1995 to 2002); Member of the Investment Company Institute's
                                        Board of Governors (since October 2001; prior thereto, October 1997 to October 2000) and
                                        Executive Committee (1998 to 2000); Former Trustee of The University of Pittsburgh and St.
                                        Sebastian's Country Day School; Former Director of the Massachusetts Bankers Association;
                                        President and Chief Operating Officer, Mellon Financial Corporation (1999 to 2001);
                                        Chairman and Chief Executive Officer, Dreyfus Corporation (1995 to 2001).
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Directors -- Officers (continued)
Name                Age    Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Stanley B. Tulin    55     Director, Vice Chairman of the Board (since February 1998) and Chief Financial Officer (since
                           May 1996), AXA Equitable. Director (since November 2003), Vice Chairman of the Board
                           (since November 1999) and Chief Financial Officer (since May 1997) and prior thereto,
                           Executive Vice President (May 1996 to November 1999), Senior Executive Vice President
                           (February 1998 to November 1999), AXA Financial, Executive Vice President, Member of the
                           Executive Committee and Management Board of AXA. Director, Vice Chairman and Chief
                           Financial Officer (since December 1999) AXA Life and Annuity Company; AXA Financial
                           Services, LLC and AXA Distribution Holding Corp. (since September 1999). Director, Chairman
                           U.S. Financial Life Insurance Company (Sept. 2004 to present); Director, The Advest Group,
                           Inc. (July 2004 to present). Director, Alliance Capital Management Corporation (since July
                           1997). Director, Vice Chairman of the Board and Chief Financial Officer, MONY Life and
                           MONY America (since July 2004); Vice Chairman of the Board and Chief Financial Officer,
                           MONY Holdings, LLC (since July 2004); Formerly a Director of DLJ (from June 1997 to
                           November 2000). Prior thereto, Co-Chairman, Insurance Consulting and Actuarial Practice,
                           Coopers & Lybrand, L.L.P.
------------------------------------------------------------------------------------------------------------------------------------
Other Officers
Name                Age    Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Leon B. Billis      59     Executive Vice President (since February 1998) and AXA Group Deputy Chief Information
                           Officer (since February 2001); Director, President and Chief Executive Officer, AXA Technology
                           Services (since 2002); Executive Vice President, MONY Life and MONY America (since July
                           2004); prior thereto, Chief Information Officer (November 1994 to February 2001), AXA
                           Equitable and AXA Financial Services, LLC (since September 1999). Previously held other officerships with AXA Equitable.
------------------------------------------------------------------------------------------------------------------------------------
Jennifer Blevins    47     Executive Vice President (since January 2002), AXA Equitable; Executive Vice President (since
                           January 2002), AXA Financial Services, LLC; Executive Vice President, MONY Life and MONY
                           America (since July 2004); prior thereto, Senior Vice President and Managing Director,
                           Worldwide Human Resources, Chubb and Son, Inc. (1999 to 2001); Senior Vice President and
                           Deputy Director of Worldwide Human Resources, Chubb and Son, Inc. (1998 to 1999).
------------------------------------------------------------------------------------------------------------------------------------
Harvey Blitz        59     Senior Vice President (September 1987 to present) AXA Equitable; Senior Vice President
                           (since July 1992) AXA Financial, Inc.; Senior Vice President (since September 1999) AXA
                           Financial Services, LLC; Senior Vice President (since December 1999) AXA Life and Annuity
                           Company; Senior Vice President (since July 2004) MONY Life and MONY America. Director and Chairman of the Board (since June 2003) Frontier Trust Company, FSB ("Frontier");
                           Director (since July 1999) AXA Advisors LLC (formerly, "EQF" (until September 1999)); Senior
                           Vice President (since July 1999) and former Director (July 1999 until July 2004) AXA Network,
                           LLC (formerly EquiSource); Director and Officer of various AXA Equitable affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Richard Dziadzio    41     Executive Vice President (September 2004 to present) AXA Equitable. Executive Vice President
                           (September 2004 to present) of AXA Financial Services, LLC; Director (July 2004 to present) of
                           AXA Advisors, LLC. Director (July 2004 to present) of The Advest Group, Inc.; Executive Vice
                           President (July 2004 to present) of MONY Life Insurance Company and MONY Life Insurance
                           Company of America. Director (July 2004 to present) of MONY Capital Management, Inc.,
                           MONY Realty Capital, Inc., MONY Realty Partners, Inc. and MONY Agricultural Investment
                           Advisers, Inc.; Director (July 2004 to present) of Matrix Capital Markets Group, Inc. and Matrix
                           Private Equities, Inc.; Director (July 2004 to present) of MONY Securities Corporation; Director
                           (July 2004 to present) of 1740 Advisers, Inc. Director (November 2004 to present) of Frontier
                           Trust Company, FSB; Business Support and Development (February 2001 to June 2004) of GIE
                           AXA; Head of Finance Administration (November 1998 to February 2001) of AXA Real Estate
                           Investment Managers.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Other Officers (continued)
Name                 Age  Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Kevin R. Byrne       49   Senior Vice President (July 1997 to present), Treasurer (September 1993 to present) and Chief
                          Investment Officer (September 2004 to present), and prior thereto, Vice President (February
                          1989 to July 1997), Deputy Treasurer (until September 1993), AXA Equitable. Senior Vice
                          President and Treasurer (July 2004 to present), and Chief Investment Officer (September 2004 to present), MONY Financial Services, Inc., MONY Holdings, LLC., MONY Life Insurance
                          Company and MONY Life Insurance Company of America. Senior Vice President (September
                          1997 to present), Treasurer (September 1993 to present) and Chief Investment Officer
                          (September 2004 to present), and prior thereto, Vice President (May 1992 to September
                          1997) and Assistant Treasurer (May 1992 to September 1993), AXA Financial, Inc. Senior Vice
                          President and Treasurer (since September 1999) and Chief Investment Officer (since
                          September 2004), AXA Financial Services, LLC. Director (since July 2004), The Advest Group,
                          Inc. and Boston Advisors, Inc. Director, Chairman of the Board and President (since July 2004),
                          MONY Capital Management, Inc. Director, Senior Vice President and Treasurer (since July
                          2004), MONY Benefits Management Corp. Director and Chairman of the Board (since July
                          2004), Matrix Private Equities, Inc. and Matrix Capital Markets Group, Inc. Director and
                          Treasurer (since July 2004), 1740 Advisers, Inc. Director, Executive Vice President and
                          Treasurer (since July 2004), MONY Asset Management, Inc., MONY Realty Capital, Inc.,
                          MONY Realty Partners, Inc. and MONY Agricultural Investment Advisers, Inc. President and
                          Treasurer (since October 2004), MONY International Holdings, LLC. Director, President and
                          Treasurer (since November 2004), MONY Life Insurance Company of the Americas, Ltd. and
                          MONY Bank & Trust Company of the Americas, Ltd. Director and Deputy Treasurer (since
                          December 2001), AXA Technology Services. Senior Vice President and Treasurer (since
                          December 1997), AXA Life & Annuity Company. Treasurer, Frontier Trust Company, FSB (since
                          June 2000); and AXA Network, LLC (since December 1999). Director (since July 1998),
                          Chairman (since August 2000), and Chief Executive Officer (since September 1997), Equitable
                          Casualty Insurance Company. Senior Vice President and Treasurer, AXA Distribution Holding
                          Corporation (since November 1999); and AXA Advisors, LLC (since December 2001). Director,
                          Chairman, President and Chief Executive Officer (August 1997 to June 2002), Equitable JV
                          Holding Corporation. Director (since July 1997), and Senior Vice President and Chief Financial
                          Officer (since April 1998), ACMC, Inc. Director, President and Chief Executive Officer (since
                          December 2003), AXA Financial (Bermuda) Ltd. Treasurer (November 2000 to December
                          2003), Paramount Planners, LLC. Vice President and Treasurer (March 1997 to December
                          2002) EQ Advisors Trust. Director (July 1997 to May 2001) and President and CEO (August
                          1997 to May 2001), EQ Services, Inc. Director, AXA Alternative Advisors, Inc. (formerly AXA
                          Global Structured Products).
------------------------------------------------------------------------------------------------------------------------------------
Mary Beth Farrell    47   Executive Vice President (since December 2001), AXA Equitable; Executive Vice President,
                          MONY Life and MONY America (since July 2004); prior thereto, Senior Vice President
                          (December 1999 to December 2001); Senior Vice President and Controller, GreenPoint
                          Financial/GreenPoint Bank (May 1994 to November 1999); Executive Vice President (since
                          December 2001), AXA Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Stuart L. Faust      52   Senior Vice President (since September 1997) and Deputy General Counsel (since November
                          1999), AXA Equitable; Senior Vice President and Deputy General Counsel, MONY Life and
                          MONY America (since July 2004); Senior Vice President and Deputy General Counsel, MONY
                          Holdings, LLC (since July 2004); prior thereto, Senior Vice President and Associate General
                          Counsel (September 1997 to October 1999); Senior Vice President and Deputy General
                          Counsel (September 2001 to present), AXA Financial; Senior Vice President (since September
                          1999) and Deputy General Counsel (since November 1999), AXA Financial Services, LLC.
                          Senior Vice President and Deputy General Counsel, AXA Life and Annuity Company.
------------------------------------------------------------------------------------------------------------------------------------
Alvin H. Fenichel    60   Senior Vice President and Controller, AXA Equitable, AXA Financial, AXA Financial Services,
                          LLC and MONY Holdings, LLC; Senior Vice President and Controller, MONY Life and MONY
                          America (since July 2004). Senior Vice President and Controller, AXA Life and Annuity
                          Company (since December 1999). Previously held other officerships with AXA Equitable and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Other Officers (continued)
Name                    Age  Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Paul J. Flora           58   Senior Vice President (since March 1996) and Auditor (since September 1994) AXA Equitable.
                             Senior Vice President (since March 1996) and Auditor (since September 1994), AXA Financial,
                             Inc.; Senior Vice President and Auditor (since July 2004) of MONY Financial Services, Inc.,
                             MONY Holdings, LLC, MONY Life Insurance Company and MONY Life Insurance Company of
                             America; prior thereto, Senior Vice President and Auditor (since September 1999) AXA
                             Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------
James D. Goodwin        56   Senior Vice President (February 2001 to present) AXA Equitable. Senior Vice President (July
                             2004 to present) of MONY Life Insurance Company and MONY Life Insurance Company of
                             America. Senior Vice President (February 2001 to present) of AXA Financial Services, LLC;
                             Senior Vice President (April 2002 to present) of AXA Advisors, LLC; Vice President (July 2000 to present) of AXA Network, LLC, AXA Network of Alabama, LLC, AXA Network of
                             Connecticut, Maine and New York, LLC and AXA Network Insurance Agency of
                             Massachusetts, LLC; Vice President (July 2004 to present) of MONY Brokerage, Inc., MBI
                             Insurance Agency of Alabama, Inc., MBI Insurance Agency of Massachusetts, Inc., MBI
                             Insurance Agency of New Mexico, Inc., MBI Insurance Agency of Ohio, Inc. and MBI Insurance
                             Agency of Washington, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey Green           48   Senior Vice President (September 2002 to present) AXA Equitable. Senior Vice President (since
                             September 2002) of AXA Financial Services, LLC; Director, President and Chief Operating
                             Officer (since November 2002) AXA Network, LLC; Senior Vice President (since October 2002)
                             AXA Advisors, LLC. Senior Vice President, Product Manager of Solomon Smith Barney (1996
                             to September 2002). Senior Vice President (since July 2004) of MONY Life Insurance
                             Company and MONY Life Insurance Company of America.
------------------------------------------------------------------------------------------------------------------------------------
Jerald E. Hampton       51   Executive Vice President, AXA Equitable (since May 2002) Executive Vice President, AXA
                             Financial Services, LLC (since May 2002); Executive Vice President, MONY Life and MONY
                             America (since July 2004); Director (since May 2002) and Vice Chairman of the Board (since
                             August 2002), AXA Advisors, LLC; Director (since February 2002), Chairman and Chief
                             Executive Officer (since May 2002), AXA Network, LLC; Director and Chairman of the Board
                             of AXA Distributors, LLC; AXA Distributors Insurance Agency, LLC; AXA Distributors Insurance
                             Agency of Alabama, LLC; AXA Distributors Insurance Agency of Massachusetts, LLC (since
                             September 2002); Executive Vice President and Director of the Private Client Financial
                             Services Division, Salomon Smith Barney (April 1992 to May 2002).
------------------------------------------------------------------------------------------------------------------------------------
Edward J. Hayes         57   Senior Vice President (February 1997 to present) AXA Equitable. Senior Vice President
                             (February 1997 to present) of AXA Financial Services, LLC; Senior Vice President (July 2004 to
                             present) of MONY Life Insurance Company and MONY Life Insurance Company of America.
                             Executive Vice President (August 1999 to present) of AXA Advisors, LLC; Director and
                             President (December 1996 to present) of Equitable Structured Settlement Corporation.
------------------------------------------------------------------------------------------------------------------------------------
Robert S. Jones, Jr.    63   Executive Vice President, AXA Equitable (since February 2004); Executive Vice President, AXA
                             Financial Services, LLC (since February 2004); Executive Vice President, MONY Life and MONY
                             America (since July 2004); Director (since December 2003) and Chairman of the Board (since
                             July 2004) prior thereto Co-President and Co-Chief Executive Officer (December 2003 to July
                             2004), AXA Advisors, LLC; Director and President -- Retail Division (since December 2003),
                             AXA Network, LLC. Regional President of the New York Metro Region (March 2000 to
                             January 2001), Co-General Manager of the Jones/Sages Agency (January 1995 to March
                             2000).
------------------------------------------------------------------------------------------------------------------------------------
Charles A. Marino       47   Senior Vice President and Appointed Actuary (December 2004 to present) of U. S. Financial
                             Life Insurance Company. Senior Vice President (September 2000 to present) and Actuary (May
                             1998 to present) AXA Equitable. Senior Vice President (September 2000 to present) and
                             Actuary (September 1999 to present) of AXA Financial Services, LLC. Director and Vice
                             President (since December 2003) AXA Financial (Bermuda) Ltd. Senior Vice President (July
                             2004 to present) of MONY Life Insurance Company and MONY Life Insurance Company of
                             America.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Other Officers (continued)
Name                   Age  Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Kevin E. Murray        48   Executive Vice President and Chief Information Officer (February 2005 to present); prior thereto, Senior Vice President (September 2004 to February 2005) AXA Equitable. Senior Vice
                            President (February 2005 to present) of AXA Financial Services, LLC. Senior Vice President /
                            Group Chief Information Officer (1996 to September 2004) of AIG. Executive Vice President
                            and Chief Information Officer (February 2005 to present) of MONY Life Insurance Company and MONY Life Insurance Company of America.
------------------------------------------------------------------------------------------------------------------------------------
Anthony C. Pasquale    58   Senior Vice President (June 1991 to present) AXA Equitable. Senior Vice President (since
                            September 1999) AXA Financial Services LLC. Senior Vice President (since July 2004) of
                            MONY Life Insurance Company and MONY Life Insurance Company of America. Director,
                            Chairman and Chief Operating Officer, Casualty (September 1997 to August 2000). Director,
                            EREIM LP Corp. (October 1997 to March 2001).
------------------------------------------------------------------------------------------------------------------------------------
Anthony F. Recine      49   Senior Vice President, Chief Compliance Officer and Associate General Counsel (February
                            2005 to present) AXA Equitable. Senior Vice President, Chief Compliance Officer and
                            Associate General Counsel (February 2005 to present) of AXA Financial Services, LLC. Senior
                            Vice President, Chief Compliance Officer and Associate General Counsel (February 2005 to
                            present) of MONY Life Insurance Company and MONY Life Insurance Company of America.
                            Vice President, Deputy General and Chief Litigation Counsel (2000 to February 2005) of The
                            MONY Group; prior thereto, Vice President and Chief Litigation Counsel (1990 to 2000).
------------------------------------------------------------------------------------------------------------------------------------
Pauline Sherman        61   Senior Vice President (since February 1999); Secretary (since September 1995) and Associate
                            General Counsel (since March 1993), AXA Equitable and AXA Financial (since September
                            1995). Senior Vice President, Secretary and Associate General Counsel, AXA Financial
                            Services, LLC (since September 1999). Senior Vice President, Secretary and Associate General
                            Counsel, MONY Life and MONY America (since July 2004); Senior Vice President, Secretary and Associate General Counsel, MONY Holdings, LLC (since July 2004). Senior Vice President,
                            Secretary and Associate General Counsel, AXA Life and Annuity Company (since December
                            1999). Secretary, AXA Distribution Holding Corporation (since September 1999). Previously held other officerships with AXA Equitable.
------------------------------------------------------------------------------------------------------------------------------------
Richard V. Silver      49   Executive Vice President (since September 2001) and General Counsel (since November
                            1999), AXA Equitable; Executive Vice President and General Counsel, MONY Life and MONY
                            America (since July 2004); Executive Vice President and General Counsel, MONY Holdings,
                            LLC (since July 2004). Prior thereto, Senior Vice President (February 1995 to September 2001),
                            Deputy General Counsel (October 1996 to November 1999). Executive Vice President and
                            General Counsel (since September 2001), AXA Financial; prior thereto, Senior Vice President and Deputy General Counsel (October 1996 to September 2001). Executive Vice President
                            (since September 2001) and General Counsel (since November 1999), AXA Financial Services,
                            LLC. Executive Vice President (since September 2001) and General Counsel (since December
                            1999), AXA Life and Annuity Company and AXA Advisors (since July 1999). Previously,
                            Director of AXA Advisors, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Naomi J. Weinstein     52   Vice President (September 1999 to present) AXA Equitable. Vice President (September 1999 to present) of AXA Financial Services, LLC. Vice President (July 2004 to present) of MONY Life
                            Insurance Company and MONY Life Insurance Company of America.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       Retirement Investment Account(R)
--------------------------------------------------------------------------------
                       SEPARATE ACCOUNT UNITS OF INTEREST
                         UNDER GROUP ANNUITY CONTRACTS

                                     FUNDS
--------------------------------------------------------------------------------

Pooled Separate Accounts

o  Alliance Balanced, Separate Account No. 10 -- Pooled

o  Alliance Bond, Separate Account No. 13 -- Pooled

o  Alliance Common Stock, Separate Account No. 4 -- Pooled

o  Alliance Mid Cap Growth, Separate Account No. 3 -- Pooled


Separate Account No. 66


o  AXA Premier VIP High Yield
o  AXA Premier VIP Technology
o  EQ/Alliance Growth and Income
o  EQ/Alliance Intermediate Government Securities
o  EQ/Alliance International
o  EQ/Alliance Large Cap Growth(1)
o  EQ/Alliance Quality Bond
o  EQ/Alliance Small Cap Growth
o  EQ/Bernstein Diversified Value
o  EQ/Calvert Socially Responsible
o  EQ/Capital Guardian Growth
o  EQ/Capital Guardian International
o  EQ/Capital Guardian Research
o  EQ/Capital Guardian U.S. Equity
o  EQ/Equity 500 Index
o  EQ/Evergreen Omega
o  EQ/FI Mid Cap
o  EQ/FI Small/Mid Cap Value
o  EQ/JP Morgan Value Opportunities
o  EQ/Janus Large Cap Growth
o  EQ/Lazard Small Cap Value
o  EQ/Marsico Focus
o  EQ/Mercury Basic Value Equity
o  EQ/Mercury International Value
o  EQ/MFS Emerging Growth Companies
o  EQ/MFS Investors Trust
o  EQ/Money Market
o  EQ/Van Kampen Emerging Markets Equity(2)


(1) This is the option's new name, effective on or about May 9, 2005, subject to regulatory approval. The option's former name is EQ/Alliance Premier Growth.
(2) This is the option's new name, effective on or about May 9, 2005, subject to regulatory approval. The option's former name is EQ/Emerging Markets Equity.

                                       OF
                      AXA EQUITABLE LIFE INSURANCE COMPANY



            RIA service office:                Contributions only:        Express Mail Contributions only:
                AXA Equitable                     AXA Equitable                     Bank One, NA
             RIA Service Office                      RIA/EPP           300 Harmon Meadow Boulevard, 3rd Floor
        200 Plaza Drive, 1st Floor                P.O. Box 13503                   Attn: Box 13503
          Secaucus, NJ 07094-3689                Newark, NJ 07188                 Secaucus, NJ 07094
            Tel.: (800) 967-4560
               (201) 583-2302
     (9 A.M. to 5 P.M. Eastern time)
            Fax: (201) 583-2304
(To obtain pre-recorded Fund unit values,
  use our toll-free number listed above)

------------------------------------------------------------------------------------------------------------------------------------
                                                  Financial statements index
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Page
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Nos. 13 (Pooled),   Report of Independent Registered Public Accounting Firm ...............................   FSA-1
10 (Pooled), 4 (Pooled), 3 (Pooled)
and 66 (Pooled)
------------------------------------------------------------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)     Statement of Assets and Liabilities, December 31, 2004 ................................       2
                                     -----------------------------------------------------------------------------------------------
                                     Statement of Operations for the Year Ended December 31, 2004 ..........................       3
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 2004 and 2003 ......................................................       4
                                     -----------------------------------------------------------------------------------------------
                                     Portfolio of Investments, December 31, 2004 ...........................................       5
------------------------------------------------------------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)     Statement of Assets and Liabilities, December 31, 2004 ................................       9
                                     -----------------------------------------------------------------------------------------------
                                     Statement of Operations for the Year Ended December 31, 2004 ..........................      10
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 2004 and 2003 ......................................................      11
                                     -----------------------------------------------------------------------------------------------
                                     Portfolio of Investments, December 31, 2004 ...........................................      12
------------------------------------------------------------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)      Statement of Assets and Liabilities, December 31, 2004 ................................      20
                                     -----------------------------------------------------------------------------------------------
                                     Statement of Operations for the Year Ended December 31, 2004 ..........................      21
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 2004 and 2003 ......................................................      22
                                     -----------------------------------------------------------------------------------------------
                                     Portfolio of Investments, December 31, 2004 ...........................................      23
------------------------------------------------------------------------------------------------------------------------------------
Separate Account No. 3 (Pooled)      Statement of Assets and Liabilities, December 31, 2004 ................................      25
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Operations for the Year Ended December 31, 2004 .........................      26
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 2004 and 2003 ......................................................      27
                                     -----------------------------------------------------------------------------------------------
                                     Portfolio of Investments, December 31, 2004 ...........................................      28
------------------------------------------------------------------------------------------------------------------------------------
Separate Account No. 66 (Pooled)     Statements of Assets and Liabilities, December 31, 2004 ...............................      30
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Operations for the Year Ended December 31, 2004 .........................      38
                                     -----------------------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 2004 and 2003 ......................................................      46
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Nos. 13 (Pooled),   Notes to Financial Statements .........................................................      56
10 (Pooled), 4 (Pooled), 3 (Pooled)
and 66 (Pooled)
------------------------------------------------------------------------------------------------------------------------------------
AXA Equitable Life                   Report of Independent Registered Public Accounting Firm -- ............................     F-1
Insurance Company                    -----------------------------------------------------------------------------------------------
                                     Consolidated Balance Sheets as of December 31, 2004 and 2003 ..........................     F-2
                                     -----------------------------------------------------------------------------------------------
                                     Consolidated Statements of Earnings for the Years
                                     Ended December 31, 2004, 2003 and 2002 ................................................     F-3
                                     -----------------------------------------------------------------------------------------------
                                     Consolidated Statements of Shareholder's Equity for the Years
                                     Ended December 31, 2004, 2003 and 2002 ................................................     F-4
                                     -----------------------------------------------------------------------------------------------
                                     Consolidated Statements of Cash Flows for the Years
                                     Ended December 31, 2004, 2003 and 2002 ................................................     F-5
                                     -----------------------------------------------------------------------------------------------
                                     Notes to Consolidated Financial Statements ............................................     F-7
------------------------------------------------------------------------------------------------------------------------------------
                                     The financial statements of the Funds reflect fees, charges and other expenses of the
                                     Separate Accounts applicable to contracts under RIA as in effect during the periods covered, as well as the expense charges made in accordance with the terms of all other contracts participating in the respective Funds.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

            Report of Independent Registered Public Accounting Firm


To the Board of Directors of AXA Equitable Life
Insurance Company and the Contractowners of Separate Account Nos. 13, 10, 4, 3, and 66 of AXA Equitable Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company ("AXA Equitable") at December 31, 2004, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York

March 31, 2005

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company

Statement of Assets and Liabilities
December 31, 2004

---------------------------------------------------------------------------------------
Assets:
Investments (Notes 2 and 3):
 Long-term debt securities - at value (amortized cost: $22,070,494).......  $22,276,016
 Short-term debt securities - at value (amortized cost: $4,509,558) ......    4,509,558
Cash .....................................................................        7,947
Interest and other receivables ...........................................      277,070
---------------------------------------------------------------------------------------
Total assets .............................................................   27,070,591
---------------------------------------------------------------------------------------
Liabilities:
Due to AXA Equitable's General Account ...................................           89
Payable for investment securities purchased ..............................    2,080,181
Accrued expenses .........................................................       44,513
---------------------------------------------------------------------------------------
Total liabilities ........................................................    2,124,783
---------------------------------------------------------------------------------------
Net Assets Attributable to Contractowners or in Accumulation .............  $24,945,808
=======================================================================================
                             Units Outstanding    Unit Values
                            ------------------- --------------
Institutional .............        2,964        $ 8,371.02
Momentum Strategy .........          469           134.74
RIA .......................          839            79.38

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company

Statement of Operations
Year Ended December 31, 2004

-------------------------------------------------------------------------------------
Investment Income (Note 2): -- Interest ...............................  $  1,829,045
-------------------------------------------------------------------------------------
Expenses (Note 5):
Investment management fees ............................................          (357)
Operating and expense charges .........................................       (68,005)
-------------------------------------------------------------------------------------
Total expenses ........................................................       (68,362)
-------------------------------------------------------------------------------------
Net investment income .................................................     1,760,683
-------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments (Note 2):
Realized gain from security transactions ..............................     1,382,738
Change in unrealized appreciation/depreciation of investments .........    (3,065,326)
-------------------------------------------------------------------------------------
Net realized and unrealized loss on investments .......................    (1,682,588)
-------------------------------------------------------------------------------------
Net Increase in Net Assets Attributable to Operations .................  $     78,095
=====================================================================================

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company

Statements of Changes in Net Assets

--------------------------------------------------------------------------------------------------------------------
                                                                                         Year Ended December 31,
                                                                                             2004             2003
--------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income .............................................................  $    1,760,683    $   4,529,432
Net realized gain on investments ..................................................       1,382,738        3,090,587
Change in unrealized appreciation/depreciation of investments .....................      (3,065,326)      (1,382,730)
--------------------------------------------------------------------------------------------------------------------
Net increase in net assets attributable to operations .............................          78,095        6,237,289
--------------------------------------------------------------------------------------------------------------------
From Contributions and Withdrawals:
Contributions .....................................................................      21,397,113       17,047,804
Withdrawals .......................................................................    (118,962,776)     (60,506,675)
Asset management fees .............................................................        (184,034)        (429,375)
Administrative fees ...............................................................            (797)          (1,716)
--------------------------------------------------------------------------------------------------------------------
Net decrease in net assets attributable to contributions and withdrawals ..........     (97,750,494)     (43,889,962)
--------------------------------------------------------------------------------------------------------------------
Decrease in Net Assets ............................................................     (97,672,399)     (37,652,673)
Net Assets Attributable to Contractowners or in Accumulation - Beginning of Year ..     122,618,207      160,270,880
--------------------------------------------------------------------------------------------------------------------
Net Assets Attributable to Contractowners or in Accumulation - End of Year ........  $   24,945,808    $ 122,618,207
====================================================================================================================

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company



Portfolio of Investments -- December 31, 2004

--------------------------------------------------------------------------------
                                                Principal             Value
                                                  Amount             (Note 2)
--------------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
ASSET BACKED SECURITIES (1.3%)
Ameriquest Mortgage Securities, Inc.
   2.5275%, 6/25/34 .....................       $   29,173        $ 29,173
Centex Home Equity
   2.7175%, 9/25/33 .....................           38,582          38,631
Residential Asset Mortgage Products, Inc.
   2.5475%, 1/25/24 .....................           36,270          36,272
   2.5675%, 8/25/22 .....................           42,457          42,463
   2.5675%, 10/25/21 ....................           42,809          42,815
   2.5675%, 12/25/18 ....................           46,872          46,878
   2.5975%, 6/25/13 .....................           30,122          30,132
   2.7875%, 11/25/32 ....................           56,309          56,395
                                                                 ---------
                                                                   322,759
                                                                 ---------
BASIC INDUSTRIES (0.7%)
Paper & Forest Products (0.7%)
International Paper Co.
   5.85%, 10/30/12 ......................           70,000          74,587
Weyerhaeuser Co.
   6.75%, 3/15/12 .......................           95,000         107,049
                                                                 ---------
                                                                   181,636
                                                                 ---------
CAPITAL GOODS (0.8%)
Service (0.4%)
Waste Management, Inc.
   6.875%, 5/15/09 ......................           90,000          99,718
                                                                 ---------
Miscellaneous (0.4%)
Hutchison Whampoa International Ltd.
   6.5%, 2/13/13 ........................           85,000          91,604
                                                                 ---------
                                                                   191,322
                                                                 ---------
COMMERCIAL MORTGAGE
    BACKED SECURITIES (5.9%)
Bank of America Commercial
    Mortgage, Inc.
   4.037%, 11/10/39 .....................           70,000          69,228
   4.128%, 7/10/42 ......................           80,000          79,968
   4.161%, 12/10/42 .....................          100,000         100,500
   4.76%, 11/10/39 ......................          165,000         164,836
   5.3058%, 6/10/39 .....................          170,000         178,023
Bear Stearns Commercial
    Mortgage, Inc.
   4.978%, 7/11/42 ......................          125,000         126,382
GE Capital Commercial Mortgage Corp.
   5.189%, 7/10/39 ......................           95,000          97,684
Greenwich Capital Commercial
    Fund Co.
   4.111%, 7/5/35 .......................           90,000          86,846
JPMorgan Chase Commercial
    Mortgage
   4.302%, 1/15/38 ......................           80,000          79,267


--------------------------------------------------------------------------------
                                                Principal             Value
                                                  Amount             (Note 2)
--------------------------------------------------------------------------------
Lehman Brothers UBS Commercial
    Mortgage Trust Series
   4.201%, 12/15/29 .....................       $   80,000        $ 80,188
   3.992%, 10/15/29 .....................          115,000         114,202
Merrill Lynch Mortgage Trust
   2.6775%, 4/25/35 .....................           35,909          35,909
   4.166%, 8/12/39 ......................           65,000          64,759
Morgan Stanley Capital I
   3.94%, 9/13/45 .......................          125,000         123,374
   4.97%, 12/15/41 ......................           65,000          66,109
                                                                 ---------
                                                                1,467,275
                                                                ----------
CONSUMER MANUFACTURING (2.0%)
Auto Related (1.9%)
Ford Motor Credit Co.
   5.7%, 01/15/10 .......................           10,000         10,091
   7.0%, 10/1/13 ........................           75,000         79,510
   7.375%, 2/1/11 .......................          165,000        177,829
General Motors Corp.
   7.125%, 7/15/13 ......................           65,000         66,517
GMAC Corp.
   6.875%, 9/15/11 ......................          135,000        138,347
                                                                ----------
                                                                  472,294
                                                                ----------
Miscellaneous (0.1%)
Fortune Brands, Inc.
   2.875%, 12/1/06 ......................           40,000         39,625
                                                                ----------
                                                                  511,919
                                                                ----------
CONSUMER SERVICES (4.2%)
Broadcasting & Media (2.0%)
AOL Time Warner, Inc.
   6.875%, 5/1/12 .......................          120,000        136,663
Time Warner Entertainment Co.
   7.25%, 9/1/08 ........................          290,000        322,185
WPP Finance Corp.
   5.875%, 6/15/14 ......................           35,000         36,426
                                                                ----------
                                                                  495,274
                                                                ----------
Cable (0.9%)
British Sky Broadcasting
   6.875%, 2/23/09 ......................           10,000         10,970
Comcast Cable Communications, Inc.
   6.875%, 6/15/09 ......................          145,000        161,087
Comcast Corp.
   5.5%, 3/15/11 ........................           60,000         63,417
                                                                ----------
                                                                  235,474
                                                                ----------
Cellular Communications (1.0%)
AT&T Wireless Services, Inc.
   7.875%, 3/1/11 .......................           65,000         76,610
Telus Corp.
   7.5%, 6/1/07 .........................           90,000         97,785

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2004 (Continued)

--------------------------------------------------------------------------------
                                          Principal             Value
                                            Amount             (Note 2)
--------------------------------------------------------------------------------
Vodafone Group Plc
   7.75%, 2/15/10 .................       $   60,000      $  69,627
                                                          ---------
                                                            244,022
                                                          ---------
Printing & Publishing (0.3%)
News America, Inc.
   4.75%, 3/15/10 .................           85,000         86,614
                                                          ---------
                                                          1,061,384
                                                          ---------
CONSUMER STAPLES (2.4%)
Food/Beverages (1.5%)
Anheuser Busch Cos., Inc.
   4.375%, 1/15/13 ................          180,000        177,662
Kraft Foods, Inc.
   4.125%, 11/12/09 ...............          100,000         99,453
   5.25%, 10/1/13 .................          105,000        108,029
                                                          ---------
                                                            385,144
                                                          ---------
Retail-Food & Drug (0.9%)
Albertson's, Inc.
   7.5%, 2/15/11 ..................           90,000        104,236
Safeway, Inc.
   4.95%, 8/16/10 .................           45,000         45,808
   5.8%, 8/15/12 ..................           70,000         73,896
                                                          ---------
                                                            223,940
                                                          ---------
                                                            609,084
                                                          ---------
ENERGY (2.1%)
Domestic Integrated (0.5%)
Amerada Hess Corp.
   6.65%, 8/15/11 .................          115,000        126,463
                                                          ---------
Oil Service (1.4%)
Conoco Funding Co.
   6.35%, 10/15/11 ................          225,000        251,140
Valero Energy Corp.
   6.875%, 4/15/12 ................           95,000        107,753
                                                          ---------
                                                            358,893
                                                          ---------
Pipelines (0.2%)
Duke Capital LLC
   5.668%, 8/15/14 ................           45,000         46,433
                                                          ---------
                                                            531,789
                                                          ---------
FINANCE (13.9%)
Banking (3.3%)
Bank of America Corp.
   6.25%, 4/15/12 .................          135,000        149,095
Bank One Corp.
   7.875%, 8/1/10 .................          105,000        122,475
JPMorgan Chase & Co.
   6.75%, 2/1/11 ..................          170,000        190,979
UFJ Finance Aruba AEC
   6.75%, 7/15/13 .................          150,000        167,156

--------------------------------------------------------------------------------
                                          Principal             Value
                                            Amount             (Note 2)
--------------------------------------------------------------------------------
Wachovia Bank Corp.
   3.5%, 8/15/08 ..................       $  155,000      $ 153,450
Wells Fargo & Co.
   4.2%, 1/15/10 ..................           35,000         35,142
                                                          ---------
                                                            818,297
                                                          ---------
Brokerage & Money Management (1.4%)
Goldman Sachs Group, Inc.
   4.75%, 7/15/13 .................          135,000        133,587
Merrill Lynch & Co.
   5.0%, 1/15/15 ..................           45,000         44,824
Morgan Stanley
   5.8%, 4/1/07 ...................          160,000        167,740
                                                          ---------
                                                            346,151
                                                          ---------
Financial (7.4%)
American General Finance
   4.625%, 5/15/09 ................          120,000        122,111
Berkshire Hathaway Finance
   4.2%, 12/15/10 .................           50,000         49,678
Boeing Capital Corp.
   4.75%, 8/25/08 .................           40,000         41,369
Capital One Bank Corp.
   6.5%, 6/13/13 ..................           30,000         32,780
Capital One Financial Corp.
   6.25%, 11/15/13 ................           45,000         48,382
CIT Group, Inc.
   2.53%, 5/18/07 .................           55,000         55,000
Citigroup, Inc.
   2.59%, 6/9/09 ..................           35,000         35,052
   5.0%, 9/15/14 ..................          336,000        337,620
Credit Suisse FB USA, Inc.
   5.5%, 8/15/13 ..................           60,000         62,829
CS First Boston Mortgage Securities
   3.861%, 3/15/36 ................           70,000         69,930
General Electric Capital Corp.
   3.125%, 4/1/09 .................          595,000        576,403
   3.5%, 8/15/07 ..................          120,000        119,757
Household Finance Corp.
   6.50%, 11/15/08 ................          150,000        163,137
   7.00%, 5/15/12 .................           65,000         74,229
MBNA Corp.
   4.625%, 9/15/08 ................           60,000         60,939
                                                          ---------
                                                          1,849,216
                                                          ---------
Insurance (0.8%)
Assurant, Inc.
   5.625%, 2/15/14 ................           70,000         72,292
Liberty Mutual Group
   5.75%, 3/15/14 .................           35,000         34,409

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company

Portfolio of Investments -- December 31, 2004 (Continued)

--------------------------------------------------------------------------------
                                               Principal             Value
                                                 Amount             (Note 2)
--------------------------------------------------------------------------------
Metlife, Inc.
   5.00%, 11/24/13 .....................      $    75,000      $    75,327
   5.375%, 12/15/12 ....................           20,000           20,740
                                                               -----------
                                                                   202,768
                                                               -----------
Mortgage Banking (1.0%)
Countrywide Financial Corp.
   4.0%, 3/22/11 .......................          115,000          111,810
CS First Boston Mortgage Sec.
   4.183%, 11/15/37 ....................           85,000           85,425
Equity One, Inc.
   2.5775%, 7/25/34 ....................           50,070           50,081
                                                               -----------
                                                                   247,316
                                                               -----------
                                                                 3,463,748
                                                               -----------
HEALTH CARE (0.3%)
Medical Services (0.3%)
Humuna, Inc.
   7.25%, 8/1/06 .......................           65,000           68,431
Wellpoint Health Systems, Inc.
   3.75%, 12/14/07 .....................           14,000           13,993
                                                               -----------
                                                                    82,424
                                                               -----------
MULTI INDUSTRY COMPANY (0.3%)
Tyco International Ltd.
   6.375%, 10/15/11 ....................           85,000           93,845
                                                               -----------
SOVEREIGN DEBT OBLIGATIONS (1.7%)
Sovereign Debt Securities (1.7%)
United Mexican States
   4.625%, 10/8/08 .....................          210,000          212,625
   7.5%, 1/14/12 .......................          190,000          215,460
                                                               -----------
                                                                   428,085
                                                               -----------
TECHNOLOGY (0.8%)
Communications (0.4%)
British Telecom Plc.
   8.375%, 12/15/10 ....................           90,000          108,077
                                                               -----------
Computer Hardware/Storage (0.1%)
IBM Corp.
   4.375%, 6/1/09 ......................           20,000           20,347
                                                               -----------
Computer Services (0.3%)
Computer Sciences Corp.
   5.0%, 2/15/13 .......................           65,000           66,387
                                                               -----------
                                                                   194,811
                                                               -----------
TRANSPORTATION (0.5%)
Railroad (0.5%)
CSX Corp.
   6.75%, 3/15/11 ......................          120,000          134,315
                                                               -----------

--------------------------------------------------------------------------------
                                               Principal             Value
                                                 Amount             (Note 2)
--------------------------------------------------------------------------------
U.S. GOVERNMENT & GOVERNMENT
    SPONSORED AGENCY OBLIGATIONS (46.3%)
Federal Agencies (35.7% )
Federal National
    Mortgage Association
   3.125%, 7/15/06 .....................      $ 3,135,000      $ 3,133,881
   3.25%, 6/28/06 ......................          830,000          829,718
   3.41%, 8/30/07 ......................          515,000          513,262
   3.55%, 11/16/07 .....................          370,000          370,265
   5.5%, 1/25/35 .......................          880,000          893,200
   6.0%, 1/25/35 .......................          290,000          299,788
   6.5%, 1/25/35 .......................          450,000          471,797
Federal Home Loan Mortgage Corp.
   6.0%, 1/15/35 .......................          150,000          154,922
Federal Home Loan Mortgage
   3.75%, 8/3/07 .......................          340,000          340,461
   4.25%, 7/15/09 ......................        1,385,000        1,409,073
   5.125%, 11/7/13 .....................          245,000          245,980
Government National
    Mortgage Association
   5.0%, 1/15/35 .......................          255,000          254,920
                                                               -----------
                                                                 8,917,267
                                                               -----------
U.S. Treasury (10.6%)
U.S. Treasury Note
   4.25%, 11/15/14 .....................          220,000          220,576
   4.25%, 8/15/14 ......................          330,000          330,735
   2.0%, 7/15/14 .......................          395,000          412,725
   2.5%, 9/30/06 .......................        1,700,000        1,685,324
                                                               -----------
                                                                 2,649,360
                                                               -----------
                                                                11,566,627
                                                               -----------
UTILITIES (5.7%)
Electric & Gas Utility (2.2%)
Carolina Power & Light Co.
   6.5%, 7/15/12 .......................          105,000          116,465
Consumers Energy Co.
   4.25%, 4/15/08 ......................           25,000           25,245
First Energy Corp.
   6.45%, 11/15/11 .....................          130,000          141,241
Pacific Gas & Electric Co.
   4.8%, 3/1/14 ........................          135,000          134,527
Public Service Co. of Colorado
   7.875%, 10/1/12 .....................           45,000           54,510
TXU Australia Holdings
   6.15%, 11/15/13 .....................           15,000           16,203
XCEL Energy, Inc.
   7.0%, 12/1/10 .......................           65,000           73,270
                                                               -----------
                                                                   561,461
                                                               -----------

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company

Portfolio of Investments -- December 31, 2004 (Concluded)

--------------------------------------------------------------------------------
                                               Principal             Value
                                                 Amount             (Note 2)
--------------------------------------------------------------------------------
Telephone Utilities (3.0%)
Bellsouth Corp.
   4.2%, 9/15/09 .......................      $    50,000       $     50,131
Deutsche Telekom
    International Finance BV
   5.25%, 7/22/13 ......................          115,000            118,290
SBC Communications, Inc.
   5.10%, 9/15/14 ......................           80,000             80,744
Sprint Capital Corp.
   6.00%, 1/15/07 ......................          115,000            120,359
   7.625%, 1/30/11 .....................          135,000            156,740
Telecom Italia Capital
   4.00%, 1/15/10 ......................          105,000            102,951
   5.25%, 11/15/13 .....................          130,000            131,396
                                                                ------------
                                                                     760,611
                                                                ------------
Miscellaneous (0.5%)
Midamerican Energy Holdings
   5.875%, 10/1/12 .....................           40,000             42,386
Nisource Finance Corp.
   7.875%, 11/15/10 ....................           60,000             70,535
                                                                ------------
                                                                     112,921
                                                                ------------
                                                                   1,434,993
                                                                ------------

--------------------------------------------------------------------------------
                                               Principal             Value
                                                 Amount             (Note 2)
--------------------------------------------------------------------------------
TOTAL LONG-TERM DEBT SECURITIES  (89.3%)
   (Amortized Cost $22,070,494) ........                        $ 22,276,016
                                                                ------------
SHORT-TERM DEBT SECURITIES (18.1%)
U.S. GOVERNMENT & GOVERNMENT
    SPONSORED AGENCY OBLIGATIONS (18.1%)
Federal Home Loan Bank
   Discount Note
   1.0%, 1/3/05 ........................      $ 3,300,000          3,299,726
U.S. Treasury Bill
   2.2%, 3/10/05 .......................          820,000            815,463
   2.05%, 1/6/05 .......................          395,000            394,369
                                                                ------------
TOTAL SHORT-TERM DEBT SECURITIES (18.1%)
   (Amortized Cost $4,509,558) .........                           4,509,558
                                                                ------------
TOTAL INVESTMENTS (107.4%)
   (Amortized Cost $26,580,051) ........                          26,785,574
OTHER ASSETS LESS
    LIABILITIES (-7.4%) ................                          (1,839,766)
                                                                ------------
NET ASSETS (100.0%) ....................                        $ 24,945,808
                                                                ============

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company

Statement of Assets and Liabilities
December 31, 2004

----------------------------------------------------------------------------------------
Assets:
Investments (Notes 2 and 3):
 Common stocks -- at value (cost: $40,007,723) ............................  $48,391,728
 Preferred stocks -- at value (cost: $86,686) .............................      125,723
 Long-term debt securities -- at value (amortized cost: $26,270,115) ......   26,559,945
 Short-term debt securities -- at value (amortized cost: $16,148,730) .....   16,148,730
Cash ......................................................................       46,853
Receivable for investment securities sold .................................      991,583
Due from AXA Equitable's General Account ..................................       30,202
Interest receivable .......................................................      203,168
Dividends and other receivables ...........................................       61,313
----------------------------------------------------------------------------------------
Total assets ..............................................................   92,559,245
----------------------------------------------------------------------------------------
Liabilities:
Payable for investment securities purchased ...............................   11,749,529
Accrued expenses ..........................................................      147,332
----------------------------------------------------------------------------------------
Total liabilities .........................................................   11,896,861
----------------------------------------------------------------------------------------
Net Assets Attributable to Contractowners or in Accumulation ..............  $80,662,384
========================================================================================

                             Units Outstanding    Unit Values
                            ------------------- ---------------
Institutional .............           340       $ 18,994.07
RIA .......................       188,567           180.09
Momentum Strategy .........        21,117           125.67
MRP .......................       761,291            44.93
EPP .......................        18,145           184.94

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company

Statement of Operations
Year Ended December 31, 2004

-----------------------------------------------------------------------------------
Investment Income (Note 2):
Dividends (net of foreign taxes withheld of $22,783)...................  $  880,758
Interest ..............................................................     940,701
-----------------------------------------------------------------------------------
Total investment income ...............................................   1,821,459
-----------------------------------------------------------------------------------
Expenses (Note 5):
Investment management fees ............................................    (359,124)
Operating and expense charges .........................................    (550,487)
-----------------------------------------------------------------------------------
Total expenses ........................................................    (909,611)
-----------------------------------------------------------------------------------
Net investment income .................................................     911,848
-----------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments (Note 2):
Realized gain from security and foreign currency transactions .........   3,487,765
Change in unrealized appreciation/depreciation of investments .........   2,060,634
-----------------------------------------------------------------------------------
Net realized and unrealized gain on investments .......................   5,548,399
-----------------------------------------------------------------------------------
Net Increase in Net Assets Attributable to Operations .................  $6,460,247
===================================================================================

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company

Statements of Changes in Net Assets

--------------------------------------------------------------------------------------------------------------------
                                                                                          Year Ended December 31,
                                                                                             2004             2003
--------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income ..............................................................  $     911,848    $   1,009,250
Net realized gain (loss) on investments and foreign currency transactions ..........      3,487,765         (549,738)
Change in unrealized appreciation/depreciation of investments ......................      2,060,634       12,591,550
--------------------------------------------------------------------------------------------------------------------
Net increase in net assets attributable to operations ..............................      6,460,247       13,051,062
--------------------------------------------------------------------------------------------------------------------
From Contributions and Withdrawals:
Contributions ......................................................................     11,488,066       25,866,643
Withdrawals ........................................................................    (25,866,643)     (16,362,710)
Asset management fees ..............................................................        (46,061)         (39,862)
Administrative fees ................................................................       (295,160)        (359,780)
--------------------------------------------------------------------------------------------------------------------
Net decrease in net assets attributable to contributions and withdrawals ...........    (14,719,798)      (5,241,997)
--------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................................................     (8,259,551)       7,809,065
Net Assets Attributable to Contractowners or in Accumulation -- Beginning of Year ..     88,921,935       81,112,870
--------------------------------------------------------------------------------------------------------------------
Net Assets Attributable to Contractowners or in Accumulation -- End of Year ........  $  80,662,384    $  88,921,935
====================================================================================================================

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2004

--------------------------------------------------------------------------------
                                               Number of            Value
                                                 Shares            (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS:
AEROSPACE & DEFENSE (0.3%)
Aerospace (0.4%)
Lockheed Martin Corp. ...................   4,800             $ 266,640
                                                              ---------
BASIC INDUSTRIES (1.2%)
Chemicals (0.8%)
Du Pont (E.I.) de Nemours & Co. .........   4,200               206,010
Monsanto Co. ............................     832                46,218
Praxair, Inc. ...........................   8,900               392,935
Syngenta AG * ...........................      57                 6,035
                                                              ---------
                                                                651,198
                                                              ---------
Mining & Metals (0.1%)
BHP Billiton Plc ........................   8,003                93,528
                                                              ---------
Paper & Forest Products (0.3%)
Georgia-Pacific Corp. ...................   5,200               194,896
                                                              ---------
                                                                939,622
                                                              ---------
CAPITAL GOODS (3.4%)
Electrical Equipment (0.4%)
Johnson Controls, Inc. ..................   4,000               253,760
Schneider Electric SA ...................   1,536               106,459
                                                              ---------
                                                                360,219
                                                              ---------
Machinery (0.4%)
Daikin Industries Ltd. ..................   4,300               123,898
Eaton Corp. .............................   2,400               173,664
                                                              ---------
                                                                297,562
                                                              ---------
Miscellaneous (2.6%)
General Electric Co. .................... 39,900              1,456,350
Nitto Denko Corp. .......................  1,600                 87,530
United Technologies Corp. ...............  5,400                558,090
                                                              ---------
                                                              2,101,970
                                                              ---------
                                                              2,759,751
                                                              ---------
CONSUMER MANUFACTURING (1.7%)
Auto Related (0.7%)
Denso Corp. ............................. 10,900                291,254
Honda Motor Co. Ltd. ....................  3,400                175,742
Suzuki Motor Corp. * ....................  4,700                 85,646
                                                              ---------
                                                                552,642
                                                              ---------
Building & Related (1.0%)
American Standard Co. * ................. 10,400                429,728
CRH Plc .................................  9,300                248,263
Rinker Group Ltd. ....................... 17,821                148,067
                                                              ---------
                                                                826,058
                                                              ---------
                                                              1,378,700
                                                              ---------
CONSUMER SERVICES (8.5%)
Advertising (0.2%)
WPP Group Plc ........................... 15,658                171,891
                                                              ---------

--------------------------------------------------------------------------------
                                               Number of            Value
                                                 Shares            (Note 2)
--------------------------------------------------------------------------------
Airlines (0.1%)
Continental Airlines, Inc. * ............  1,300              $  17,602
Southwest Airlines Co. ..................  5,400                 87,912
                                                              ---------
                                                                105,514
                                                              ---------
Apparel (0.3%)
Inditex .................................  5,551                163,062
Jones Apparel Group, Inc. * .............  2,500                 91,425
                                                              ---------
                                                                254,487
                                                              ---------
Broadcasting & Cable (1.8%)
Comcast Corp. * .........................  9,214                306,642
Gestevision Telecinco SA ................  3,427                 70,422
Grupo Televisa ..........................    700                 42,350
News Corporation Ltd. ................... 11,600                216,456
Publishing & Broadcasting Ltd. ..........  2,431                 33,190
Time Warner, Inc. * ..................... 15,100                293,544
Viacom, Inc. ............................ 10,040                365,356
Westwood One, Inc. * ....................  5,300                142,729
                                                              ---------
                                                              1,470,689
                                                              ---------
Cellular Communications (0.6%)
America Movil SA ........................  4,000                209,400
Nextel Communications, Inc. * ...........  8,300                249,000
                                                              ---------
                                                                458,400
                                                              ---------
Entertainment & Leisure (1.2%)
Carnival Corp. ..........................  2,600                149,838
Carnival Plc. ...........................  4,663                283,820
Harley-Davidson, Inc. ...................  4,200                255,150
Royal Caribbean Cruises Ltd. ............  4,500                244,980
                                                              ---------
                                                                933,788
                                                              ---------
Gaming (0.2%)
International Game Technology ...........  4,600                158,148
                                                              ---------
Restaurants & Lodging (0.5%)
Hilton Group Plc. ....................... 23,854                130,018
Starbucks Corp. * .......................  4,900                305,564
                                                              ---------
                                                                435,582
                                                              ---------
Retail-General Merchandise (2.9%)
Bed Bath & Beyond, Inc. * ...............  3,300                131,439
Coles Myer Ltd. .........................  7,607                 58,515
Espirit Holdings Ltd. ................... 39,500                238,846
Federated Department Stores .............  4,100                236,939
GUS Plc ................................. 12,447                223,562
Home Depot, Inc. ........................ 10,200                435,948
May Department Stores Co. ...............  3,300                 97,020
Target Corp. ............................  6,100                316,773
Wal-Mart Stores, Inc .................... 10,200                538,764
Williams-Sonoma, Inc. ...................  2,300                 80,592
                                                              ---------
                                                              2,358,398
                                                              ---------

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2004 (Continued)

--------------------------------------------------------------------------------
                                                  Number of            Value
                                                    Shares            (Note 2)
--------------------------------------------------------------------------------
Miscellaneous (0.6%)
Capita Group Plc ........................... 18,321              $ 128,467
Cendant Corp. ..............................  5,900                137,942
Electronic Arts, Inc. ......................  3,400                209,712
                                                                 ---------
                                                                   476,121
                                                                 ---------
                                                                 6,823,018
                                                                 ---------
CONSUMER STAPLES (5.2%)
Alcohol (0.1%)
Enterprise Inns Plc ........................  7,819                118,642
                                                                 ---------
Beverages (0.9%)
Coca-Cola Co. ..............................  9,200                382,996
Pepsi Bottling Group, Inc. .................  9,200                248,768
Pepsico, Inc. ..............................  1,600                 83,520
                                                                 ---------
                                                                   715,284
                                                                 ---------
Cosmetic (0.6%)
Avon Products, Inc. ........................ 13,000                503,100
                                                                 ---------
Food (0.3%)
Del Monte Foods Co. ........................  1,854                 20,431
Groupe Danone ..............................  1,102                101,366
Heinz (H.J.) Co. ...........................  3,800                148,162
J.M. Smucker Co. ...........................     96                  4,519
                                                                 ---------
                                                                   274,478
                                                                 ---------
Household Products (1.2%)
Proctor & Gamble Co. ....................... 12,400                682,992
Reckitt Benckiser PLC ...................... 10,391                313,743
                                                                 ---------
                                                                   996,735
                                                                 ---------
Retail-Food & Drug (1.1%)
Kroger Co. * ............................... 10,000                175,400
Safeway, Inc. * ............................  8,300                163,842
Tesco Plc. ................................. 65,978                406,388
Walgreen Co. ...............................  4,000                153,480
                                                                 ---------
                                                                   899,110
                                                                 ---------
Tobacco (0.9%)
Altria Group, Inc. ......................... 11,800                720,980
                                                                 ---------
                                                                 4,228,329
                                                                 ---------
ENERGY (5.0%)
Domestic Producers (0.4%)
Noble Energy, Inc. .........................  3,600                221,976
Western Gas Resources ......................  4,500                131,625
                                                                 ---------
                                                                   353,601
                                                                 ---------
International (2.8%)
Chervontexaco Corp. ........................ 10,900                572,359
ENI Spa ....................................  9,376                233,792
ExxonMobil Corp. ........................... 15,712                805,397
Talisman Energy, Inc. ...................... 10,400                280,384
Total SA ...................................  1,529                332,618
                                                                 ---------
                                                                 2,224,550
                                                                 ---------

--------------------------------------------------------------------------------
                                                  Number of            Value
                                                    Shares            (Note 2)
--------------------------------------------------------------------------------
Oil Service (1.2%)
Baker Hughes, Inc. .........................  5,500              $ 234,685
FMC Technologies, Inc. .....................  5,600                180,320
Halliburton Co. ............................  6,200                243,288
Nabors Industries Ltd. * ...................  5,300                271,837
                                                                 ---------
                                                                   930,130
                                                                 ---------
Miscellaneous (0.6%)
ConocoPhillips .............................  5,700                494,931
                                                                 ---------
                                                                 4,003,212
                                                                 ---------
FINANCE (12.3%)
Banking-Money Center (3.0%)
Banco Bilbao Vizcaya Argenta ............... 13,973                246,844
BNP Paribas SA .............................  1,988                143,439
EFG EUROBANK ERGASIAS ......................    400                 13,689
HSBC Holdings, Plc ......................... 16,970                285,943
JPMorgan Chase & Co. ....................... 20,690                807,117
Mitsubushi UFJ Holdings, Inc. ..............     10                101,236
Standard Chartered Plc .....................  7,084                131,308
UBS AG .....................................  3,506                292,986
Wachovia Corp. .............................  6,800                357,680
                                                                 ---------
                                                                 2,380,242
                                                                 ---------
Banking-Regional (1.5%)
Bank of America Corp. ...................... 13,348                627,223
Commerce Bancorp, Inc. .....................  2,800                180,320
National City Corp. ........................  6,000                225,300
Wells Fargo & Co. ..........................  2,400                149,160
                                                                 ---------
                                                                 1,182,003
                                                                 ---------
Brokerage & Money
    Management (1.7%)
Charles Schwab Corp. ....................... 22,600                270,296
Franklin Resources, Inc. ...................  3,400                236,810
Goldman Sachs Group, Inc. ..................  1,100                114,444
Lehman Brothers Holdings, Inc. .............  1,800                157,464
MAN Group Plc ..............................  3,845                108,434
Merrill Lynch & Co. ........................  6,400                382,528
Morgan Stanley .............................  1,900                105,488
                                                                 ---------
                                                                 1,375,464
                                                                 ---------
Insurance (2.3%)
Ace Ltd. ...................................  3,000                128,250
AFLAC Inc. .................................  6,000                239,040
American International Group, Inc. ......... 11,800                774,906
Hartford Financial Services
    Group, Inc. ............................  2,500                173,275
ING Groep NV ...............................  6,879                207,236
St. Paul Travelers Companies, Inc. .........  5,254                194,766

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2004 (Continued)

--------------------------------------------------------------------------------
                                                 Number of            Value
                                                   Shares            (Note 2)
--------------------------------------------------------------------------------
XL Capital Ltd. ...........................  2,200              $ 170,830
                                                                ---------
                                                                1,888,303
                                                                ---------
Mortgage Banking (0.4%)
FANNIE MAE ................................  4,200                299,082
                                                                ---------
Real Estate-Office (0.2%)
Equity Office Properties Trust ............  5,300                154,336
                                                                ---------
Real Estate-Other (0.2%)
Daito Trust Construction Co. Ltd ..........  1,600                 75,849
MI Developments, Inc. .....................  1,650                 49,781
                                                                ---------
                                                                  125,630
                                                                ---------
Miscellaneous (3.0%)
AEON Credit Service Co., Ltd. .............  1,800                133,690
Allied Irish Banks ........................  8,577                177,432
American Express Co. ......................  4,600                259,302
Anglo Irish Bank Corp. ....................    811                 19,575
Citigroup, Inc. ........................... 21,932              1,056,622
Compagnie Financiere Richemont ............  2,011                 66,710
MBNA Corp. ................................ 10,618                299,321
Royal Bank of Scotland Group .............. 11,625                390,201
US Bancorp ................................  3,000                 93,960
                                                                ---------
                                                                2,496,813
                                                                ---------
                                                                9,901,873
                                                                ---------
HEALTH CARE (8.0%)
Biotechnology (1.0%)
Amgen, Inc. * .............................  5,900                378,485
Biogen IDEC, Inc. * .......................  3,900                259,779
Gilead Sciences * .........................  3,700                129,463
                                                                ---------
                                                                  767,727
                                                                ---------
Drugs (3.2%)
Allergan, Inc. ............................  2,100                170,247
Dr Reddys Laboratories, Inc. ..............    700                 13,881
Eisai Co. Ltd .............................  4,900                160,742
Forest Laboratories, Inc. * ...............  3,400                152,524
Merck & Co., Inc. .........................  5,500                176,770
Novartis AG ...............................  6,269                314,824
Pfizer, Inc. .............................. 33,804                908,990
Roche Holding AG ..........................  2,920                334,994
Sanofi-Aventis ............................  1,690                134,520
Takeda Pharmaceutical Co., Ltd ............  1,100                 55,252
Teva Pharmeutical Industries ..............  6,400                191,104
                                                                ---------
                                                                2,613,848
                                                                ---------
Medical Products (2.4%)
Alcon, Inc. ...............................  3,800                306,280
Boston Scientific Corp. * .................  6,200                220,410
Essilor International .....................  1,713                133,684
Johnson & Johnson .........................  8,700                551,754
Nobel Biocare Holding AG ..................    662                119,520

--------------------------------------------------------------------------------
                                                 Number of            Value
                                                   Shares            (Note 2)
--------------------------------------------------------------------------------
Smith & Nephew ............................ 13,742                140,721
St. Jude Medical, Inc. ....................  4,200              $ 176,106
Zimmer Holdings, Inc. * ...................  3,230                258,788
                                                                ---------
                                                                1,907,263
                                                                ---------
Medical Services (1.4%)
Caremark RX, Inc. * .......................  5,900                232,637
UnitedHealth Group, Inc. ..................  4,700                413,741
Wellpoint Health Networks, Inc. * .........  4,300                494,500
                                                                ---------
                                                                1,140,878
                                                                ---------
                                                                6,429,716
                                                                ---------
MULTI INDUSTRY COMPANY (0.3%)
Mitsubishi Corp. .......................... 21,000                270,651
                                                                ---------
TECHNOLOGY (10.5%)
Communication Equipment (1.9%)
Avaya, Inc. * .............................     22                    378
Cisco Systems, Inc. * ..................... 18,100                349,330
Corning, Inc. * ........................... 18,000                211,860
Ericsson LM ............................... 87,874                279,279
Juniper Networks, Inc. * .................. 10,600                288,214
Motorola, Inc. ............................  8,800                151,360
Nortel Networks Corp. * ...................  4,000                 13,960
QUALCOMM, Inc. ............................  6,500                275,600
                                                                ---------
                                                                1,569,981
                                                                ---------
Computer Hardware/Storage (1.7%)
Dell, Inc. * .............................. 15,500                653,170
EMC Corp. ................................. 11,100                165,057
Hewlett-Packard Co. ....................... 17,500                366,975
International Business Machines
    Corp. .................................  1,600                157,728
                                                                ---------
                                                                1,342,930
                                                                ---------
Computer Services (0.2%)
Bearingpoint, Inc. * ......................  5,640                 45,289
Fiserv, Inc. * ............................  2,400                 96,456
                                                                ---------
                                                                  141,745
                                                                ---------
Contract Manufacturing (0.4%)
Flextronics International Ltd. ............  8,100                111,942
Sanmina-SCI Corp. * ....................... 12,400                105,028
Solectron Corp. * ......................... 20,200                107,666
                                                                ---------
                                                                  324,636
                                                                ---------
Internet Infrastructure (0.6%)
eBAY, Inc. * ..............................  3,500                406,980
FASTWEB * .................................    924                 53,010
                                                                ---------
                                                                  459,990
                                                                ---------
Internet Media (0.4%)
Yahoo! Inc. * .............................  9,600                361,728
                                                                ---------

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2004 (Continued)

--------------------------------------------------------------------------------
                                                 Number of            Value
                                                   Shares            (Note 2)
--------------------------------------------------------------------------------
Semiconductor Capital
    Equipment (0.3%)
Applied Materials, Inc. * .................  9,000              $  153,900
ASML Holding NV ...........................  5,599                  89,512
                                                                ----------
                                                                   243,412
                                                                ----------
Semiconductor Components (1.5%)
Advantest Corp. ...........................    400                  34,226
Agere Systems, Inc. .......................    372                     510
Broadcom Corp. ............................  2,500                  80,700
Freescale Semiconductor, Inc. .............    948                  17,405
Intel Corp. ............................... 20,044                 468,829
Linear Technology Corp. ...................  3,900                 151,164
Marvell Technology Group, Inc. * ..........  7,200                 255,384
Taiwan Semiconductor
    (Merrill Lynch) ....................... 33,738                  65,303
Samsung Electronics (GDR) .................    618                 134,471
                                                                ----------
                                                                 1,207,992
                                                                ----------
Software (2.4%)
Mercury Interactive Corp. .................  3,500                 159,425
Microsoft Corp. ........................... 31,000                 828,010
Oracle Corp. .............................. 30,000                 411,600
SAP AG ....................................  1,705                 302,817
Symantec Corp. ............................  7,600                 195,776
                                                                ----------
                                                                 1,897,628
                                                                ----------
Miscellaneous (1.1%)
Canon, Inc. ...............................  5,000                 269,152
Hoya Corp. ................................  3,200                 360,401
Keyence Corp. .............................    700                 156,449
Ricoh Co. Ltd. ............................  6,000                 115,468
                                                                ----------
                                                                   901,470
                                                                ----------
                                                                 8,451,512
                                                                ----------
TRANSPORTATION (0.3%)
Railroad (0.3%)
East Japan Railway Co. ....................      4                  22,194
Union Pacific Corp. * .....................  3,800                 255,550
                                                                ----------
                                                                   277,744
                                                                ----------
UTILITIES (3.3%)
Electric & Gas Utility (1.3%)
American Electric Power Co., Inc. .........  5,300                 182,002
Constellation Energy Group, Inc. ..........  5,300                 231,663
Dynergy, Inc. (Class A) ...................  2,800                  12,936
Entergy Corp. .............................  1,400                  94,626
First Energy Corp. ........................  2,100                  82,971
PPL Corp. .................................  3,800                 202,464
Sempra Energy .............................  7,000                 256,760
                                                                ----------
                                                                 1,063,422
                                                                ----------

--------------------------------------------------------------------------------
                                                 Number of            Value
                                                   Shares            (Note 2)
--------------------------------------------------------------------------------
Telephone Utilities (2.0%)
Bellsouth Corp. ...........................  4,300              $  119,497
Centurytel, Inc. ..........................  2,700                  95,769
Cincinnati Bell ........................... 17,100                  70,965
MTN Group Ltd. * ..........................  3,936                  30,304
Qwest Communications
    International, Inc. * .................  4,300                  19,092
SBC Communications, Inc. .................. 12,086                 311,456
Sprint Corp. .............................. 23,250                 577,763
Verizon Communications, Inc. ..............  9,200                 372,692
                                                                ----------
                                                                 1,597,538
                                                                ----------
                                                                 2,660,960
                                                                ----------
TOTAL COMMON STOCKS (60.1%)
   (Cost $40,007,723) .....................                     48,391,728
                                                                ----------
PREFERRED STOCKS:
CONSUMER MANUFACTURING (0.2%)
Auto Related (0.2%)
Porsche AG ................................    199                 125,723
                                                                ----------
TOTAL PREFERRED STOCK (0.2%)
   (Cost $ 86,686) ........................                        125,723
                                                                ----------

                                 Principal
                                  Amount
                                ----------
LONG-TERM DEBT SECURITIES:
ASSET BACKED SECURITIES (0.9%)
Ameriquest Mortgage Securities, Inc.
   2.5275%, 6/25/34+ ..................... $32,090                  32,090
Centex Corp.
   2.7175%, 9/25/33+ .....................  43,844                  43,898
Citibank Credit Card Issuance Corp.
   4.9%, 12/12/16 ........................ 170,000                 169,747
Equity One, Inc.
   2.5775%, 7/25/34+ .....................  58,415                  58,428
Merrill Lynch Mortgage Investment
   2.6775%, 4/25/35+ .....................  32,644                  32,645
Residential Asset Mortgage
    Products, Inc.
   2.5475%, 1/25/24+ .....................  31,434                  31,436
   2.5675%, 10/25/21+ ....................  47,090                  47,096
   2.5675%, 12/25/18+ ....................  54,083                  54,090
   2.5675%, 8/25/22+ .....................  38,919                  38,924
   2.5975%, 6/25/13+ .....................  35,599                  35,611
   2.7175%, 5/25/33+ .....................  78,042                  78,130
   2.7875%, 11/25/32+ ....................  63,348                  63,444
                                                                   -------
                                                                   685,539
                                                                   -------
BASIC INDUSTRIES (0.3%)
Paper & Forest Products (0.3%)
International Paper Co.
   5.3%, 4/1/15 ..........................  70,000                  70,821

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2004 (Continued)


--------------------------------------------------------------------------------
                                            Principal         Value
                                              Amount         (Note 2)
--------------------------------------------------------------------------------
Weyerhauser Co.
   7.375%, 3/15/32 ..................       $  135,000      $ 160,089
                                                            ---------
                                                              230,910
                                                            ---------
CAPITAL GOODS (0.2%)
Miscellaneous (0.1%)
Hutchison Whampoa Ltd.
   7.45%, 11/24/33 ..................          100,000        110,839
                                                            ---------
Pollution Control (0.1%)
Waste Management, Inc.
   6.875%, 5/15/09 ..................           75,000         83,098
                                                            ---------
                                                              193,937
                                                            ---------
COMMERCIAL MORTGAGE
    BACKED SECURITIES (2.1%)
Bank of America Commercial
    Mortgage, Inc.
   4.037%, 11/10/39 .................          115,000        113,731
   4.128%, 7/10/42 ..................           90,000         89,964
   4.161%, 12/10/42 .................          120,000        120,600
   4.76%, 11/10/39 ..................          145,000        144,856
   5.3058%, 6/10/39+ ................          150,000        157,079
Bear Stearns Commercial Mortgage
   4.978%, 7/11/42 ..................          145,000        146,603
Credit Suisse First Boston
    Mortgage Securities
   4.183%, 11/15/37 .................          100,000        100,500
Greenwich Capital Commercial
    Fund Co.
   4.111%, 7/5/35 ...................          100,000         96,496
   4.533%, 12/5/12 ..................          130,000        130,919
General Electric Capital Commercial
    Mortgage Corp.
   5.189%, 7/10/39 ..................          105,000        107,967
Lehman Brothers UBS Commercial
    Mortgage Trust Series
   3.992%, 10/15/29 .................           85,000         84,410
   4.201%, 12/15/29 .................           95,000         95,223
Merrill Lynch Mortgage Trust
   4.166%, 8/12/39 ..................           75,000         74,722
Morgan Stanley Capital I
   3.94%, 9/13/45 ...................           35,000         34,545
   4.97%, 12/15/41 ..................           75,000         76,279
   4.97%, 4/14/40 ...................          115,000        116,313
                                                            ---------
                                                            1,690,207
                                                            ---------
CONSUMER MANUFACTURING (0.5%)
Auto Related (0.5%)
Ford Motor Credit Co.
   5.7%, 1/15/10 ....................           10,000         10,091
   6.375%, 2/1/29 ...................           20,000         17,999
   7.0%, 10/1/13 ....................           30,000         31,804

--------------------------------------------------------------------------------
                                            Principal             Value
                                              Amount             (Note 2)
--------------------------------------------------------------------------------
   7.375%, 2/1/11 ...................       $  110,000      $ 118,553
   7.45%, 7/16/31 ...................           10,000         10,057
GMAC Corp.
   6.875%, 9/15/11 ..................           70,000         71,736
   7.75%, 1/19/10 ...................           50,000         53,666
   8.375%, 7/15/33 ..................          105,000        108,789
                                                            ---------
                                                              422,695
                                                            ---------
CONSUMER SERVICES (1.0%)
Cable (0.2%)
British Sky Broadcasting
   6.875%, 2/23/09 ..................           25,000         27,425
Comcast Cable Communications, Inc.
   6.875%, 6/15/09 ..................          120,000        133,313
   7.05%, 3/15/33 ...................           30,000         34,327
                                                            ---------
                                                              195,065
                                                            ---------
Broadcasting & Media (0.5%)
AOL Time Warner
   7.7%, 5/1/32 .....................           75,000         91,734
News America, Inc.
   6.55%, 3/15/33 ...................           70,000         74,502
Time Warner Entertainment
   8.375%, 3/15/23 ..................          150,000        188,056
WPP Finance USA Group
   5.875%, 6/15/14 ..................           40,000         41,630
                                                            ---------
                                                              395,922
                                                            ---------
Cellular Communications-Mobile (0.3%)
AT&T Wireless
   8.75%, 3/1/31 ....................           95,000        128,090
Telus Corp.
   7.5%, 6/1/07 .....................           75,000         81,488
                                                            ---------
                                                              209,578
                                                            ---------
                                                              800,565
                                                            ---------
CONSUMER STAPLES (0.4%)
Food (0.3%)
Kraft Foods, Inc.
   4.125%, 11/12/09 .................          120,000        119,343
   5.25%. 10/1/13 ...................           80,000         82,308
                                                            ---------
                                                              201,651
                                                            ---------
Retail-Food & Drug (0.1%)
Albertson's, Inc.
   7.45%, 8/1/29 ....................           50,000         58,605
Safeway, Inc.
   4.95%, 8/16/10 ...................           50,000         50,898
                                                            ---------
                                                              109,503
                                                            ---------
Miscellaneous (0.0%)
Fortune Brands, Inc.
   2.875%, 12/1/06 ..................           40,000         39,625
                                                            ---------
                                                              350,779
                                                            ---------

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2004 (Continued)

--------------------------------------------------------------------------------
                                           Principal             Value
                                             Amount             (Note 2)
--------------------------------------------------------------------------------
ENERGY (0.4%)
Domestic Integrated (0.2%)
Amerada Hess Corp.
   7.125%, 3/15/33 .................       $   60,000        $ 65,974
Amerada Hess Corp.
   7.875%, 10/1/29 .................           65,000          76,908
                                                            ---------
                                                              142,882
                                                            ---------
Oil Service (0.2%)
Conoco, Inc.
   6.95%, 4/15/29 ..................           50,000          59,043
Valero Energy Corp.
   7.5%, 4/15/32 ...................           75,000          90,464
                                                            ---------
                                                              149,507
                                                            ---------
Pipelines (0.0%)
Duke Capital Corp.
   8.0%, 10/1/19 ...................           50,000          61,017
                                                            ---------
                                                              353,406
                                                            ---------
FINANCE (3.5%)
Banking (1.0%)
Barclays Bank Plc.
   8.55%, 12/31/49+ ................           75,000          91,326
Bank of America Corp.
   6.25%, 4/15/12 ..................          105,000         115,962
CBA Capital Trust
   5.805%, 12/31/49 ................           90,000          93,693
JPMorgan Chase & Co.
   6.75%, 2/1/11 ...................           95,000         106,724
RBS Capital Trust
   4.709%, 12/29/49+ ...............          110,000         107,162
   5.512%, 9/29/49+ ................          105,000         107,332
UFJ Finance Aruba AEC
   6.75%, 7/15/13 ..................          100,000         111,437
Wells Fargo & Co.
   4.2%, 1/15/10 ...................           45,000          45,183
                                                            ---------
                                                              778,819
                                                            ---------
Brokerage & Money
    Management (0.3%)
Credit Suisse First Boston
    Mortgage Securities
   3.861%, 3/15/36 .................           80,000          79,920
Goldman Sachs Group, Inc.
   4.75%, 7/15/13 ..................           55,000          54,424
   6.125%, 2/15/33 .................           70,000          72,721
Merrill Lynch & Co.
   5.00%, 1/15/15 ..................           35,000          34,863
                                                            ---------
                                                              241,928
                                                            ---------

--------------------------------------------------------------------------------
                                           Principal             Value
                                             Amount             (Note 2)
--------------------------------------------------------------------------------
Financial (1.7%)
American General Finance Corp.
   4.625%, 5/15/09 .................       $  115,000      $  117,025
Berkshire Hathaway Finance, Inc.
   4.2%, 12/15/10 ..................           60,000          59,616
Boeing Capital Corp.
   4.75%, 8/25/08 ..................           15,000          15,515
Capital One Bank Corp.
   6.25%, 11/15/13 .................           25,000          26,880
   6.5%, 6/13/13 ...................           25,000          27,318
Citigroup, Inc.
   2.59%, 6/9/09+ ..................           40,000          40,061
   5.0%, 9/15/14 ...................           64,000          64,309
CIT Group, Inc.
   2.53%, 5/18/07+ .................           50,000          50,000
Credit Suisse First Boston USA, Inc.
   5.5%, 8/15/13 ...................           60,000          62,829
General Electric Capital Corp.
   2.5812%, 6/22/07+ ...............          260,000         260,142
   3.5%, 8/15/07 ...................          145,000         144,707
   4.375%, 11/21/11 ................           20,000          19,881
   6.75%, 3/15/32 ..................           60,000          70,227
Household Finance Corp.
   6.5%, 11/15/08 ..................           95,000         103,320
   7.00%, 5/15/12 ..................           45,000          51,389
MBNA Corp.
   4.625%, 9/15/08 .................           70,000          71,096
Washington Mutual Finance Corp.
   6.875%, 5/15/11 .................          145,000         164,413
                                                            ---------
                                                            1,348,728
                                                           ----------
Insurance (0.4%)
Assurant Inc.
   5.625%, 2/15/14 .................           50,000          51,637
Liberty Mutual Group, Inc.
   5.75%, 3/15/14 ..................           40,000          39,325
Metlife, Inc.
   5.00%, 11/24/13 .................           55,000          55,240
Royal & Sun Alliance Insurance
    Group, Plc
   8.95%, 10/15/29 .................           50,000          63,141
Zurich Capital Trust
   8.376%, 6/1/37 ..................          115,000         129,118
                                                           ----------
                                                              338,461
                                                           ----------
Mortgage Banking (0.1%)
Countrywide Financial Corp.
   1.6418%, 12/19/33 ...............           39,095          38,937
   4.00%, 3/22/11 ..................           85,000          82,642
                                                           ----------
                                                              121,579
                                                           ----------
                                                            2,829,515
                                                           ----------

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2004 (Continued)

--------------------------------------------------------------------------------
                                               Principal             Value
                                                 Amount             (Note 2)
--------------------------------------------------------------------------------
HEALTH CARE (0.1%)
Medical Services (0.1%)
Humana, Inc.
   6.3%, 8/1/18 ........................       $   50,000      $   51,283
Wellpoint, Inc.
   3.75%, 12/14/07 .....................           18,000          17,991
                                                               ----------
                                                                   69,274
                                                               ----------
MULTI INDUSTRY COMPANY (0.1%)
Tyco International Group, Inc.
   6.375%, 10/15/11 ....................          100,000         110,406
                                                               ----------
SOVEREIGN DEBT OBLIGATIONS (0.5%)
Sovereign Debt Securities (0.5%)
United Mexican States
   4.625%, 10/8/08 .....................          210,000         212,625
   7.5%, 1/14/12 .......................          170,000         192,780
                                                               ----------
                                                                  405,405
                                                               ----------
TECHNOLOGY (0.2%)
Communication Services (0.2%)
AT&T Broadband Corp.
   9.455%, 11/15/22 ....................           45,000          62,237
British Telecom Plc
   8.875%, 12/15/30+ ...................           40,000          53,561
                                                               ----------
                                                                  115,798
                                                               ----------
Computer Hardware/Storage (0.0%)
IBM Corp.
   4.375%, 6/1/09 ......................           20,000          20,347
                                                               ----------
                                                                  136,145
                                                               ----------
U.S. GOVERNMENT AND GOVERNMENT
    SPONSORED AGENCY OBLIGATIONS (21.3%)
Federal Agencies (18.0%)
Federal National Mortgage
    Association
   3.25%, 6/28/06 ......................          565,000         564,808
   3.41%, 8/30/07 ......................          585,000         583,026
   3.55%, 11/16/07 .....................          220,000         220,158
   4.5%, 1/25/20 (TBA) .................        1,345,000       1,340,376
   5.00% 2/1/34 ........................          574,916         571,544
   5.00%, 1/25/35 (TBA) ................        1,080,000       1,071,225
   5.25%, 8/1/12 .......................          295,000         306,101
   5.5%, 1/25/20 (TBA) .................        1,025,000       1,058,953
   5.50%, 1/25/35 (TBA) ................        3,135,000       3,182,017
   6.00% 11/1/16 .......................          128,790         135,040
   6.00%, 1/25/35 (TBA) ................        1,035,000       1,069,931
   6.5%, 7/1/28 ........................          206,329         216,817
   6.5%, 7/1/29 ........................            3,969           4,169
   6.50%, 1/25/35 (TBA) ................        1,660,000       1,740,407

--------------------------------------------------------------------------------
                                               Principal             Value
                                                 Amount             (Note 2)
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
   3.75%, 8/3/07 .......................       $  385,000      $  385,522
   4.25%, 7/15/09 ......................          385,000         391,692
   5.125%, 11/7/13 .....................          300,000         301,200
   6.00% 1/15/35 (TBA) .................          475,000         490,586
Government National Mortgage Association
   5.00%, 1/15/35 (TBA) ................          600,000         599,813
   6.00%, 1/15/35 (TBA) ................          295,000         305,602
                                                               ----------
                                                               14,538,987
                                                               ----------
U. S.Treasury (3.3%)
U.S. Treasury Bond
   5.375%, 2/15/31 .....................          250,000         270,332
U.S. Treasury Note
   4.25%, 8/15/14 ......................           80,000          80,178
   2.00%, 7/15/14 ......................          460,000         480,642
   3.5%, 8/15/09 .......................        1,385,000       1,381,213
   2.5%, 9/30/06 .......................          405,000         401,504
                                                               ----------
                                                                2,613,869
                                                               ----------
                                                               17,152,856
                                                               ----------
UTILITIES (1.4%)
Electric & Gas Utility (0.7%)
Ameren Union Electric Co.
   5.10%, 10/1/19 ......................           20,000          19,861
Carolina Power & Light Co.
   6.5%, 7/15/12 .......................           75,000          83,189
Centerpoint Energy
   6.85%, 6/1/15 .......................           10,000          11,069
Consumers Energy Co.
   4.25%, 4/15/08 ......................           30,000          30,294
First Energy Corp.
   7.375%, 11/15/31 ....................          135,000         154,168
Midamerican Energy Holdings
   5.875%, 10/1/12 .....................           35,000          37,087
Nisource Finance Corp.
   7.875%, 11/15/10 ....................           45,000          52,901
Pacific Gas & Electric Co.
   6.05%, 3/1/34 .......................           80,000          83,089
Public Service Co. of Colorado
   7.875%, 10/1/12 .....................           40,000          48,453
TXU Australia Holdings
   6.15% 11/15/13 ......................           20,000          21,604
XCEL Energy, Inc.
   7.00% 12/1/10 .......................           50,000          56,362
                                                               ----------
                                                                  598,077
                                                               ----------
Telephone Utilities (0.7%)
Bellsouth Corp.
   4.2%, 9/15/09 .......................           40,000          40,104

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2004 (Concluded)

--------------------------------------------------------------------------------
                                        Principal         Value
                                          Amount        (Note 2)
--------------------------------------------------------------------------------
Deutsche Telekom International
    Finance BV
   8.75%, 6/15/30+ .................. $   35,000    $    46,216
SBC Communications, Inc.
   5.1%, 9/15/14 ....................     65,000         65,604
   5.625%, 6/15/16 ..................     10,000         10,331
Sprint Capital Corp.
   8.75%, 3/15/32 ...................    130,000        173,200
Telecom Italia Capital
   4.0%, 1/15/10 ....................    120,000        117,659
   6.375%, 11/15/33 .................     75,000         77,115
                                                    -----------
                                                        530,229
                                                    -----------
                                                      1,128,306
                                                    -----------
TOTAL LONG-TERM DEBT
    SECURITIES (32.9%)
   (Amortized Cost $26,270,115) .....                26,559,945
                                                    -----------
SHORT-TERM DEBT SECURITIES (20.0%)
Federal Agency (4.4%)
Federal Home Loan Bank Discount Note
   1.00%, 1/3/05 ....................  3,600,000      3,599,700
                                                    -----------
U.S. Treasury Bill (15.6%)
   1.84% - 2.207%,
     1/6/05 - 3/10/05 ............... 12,585,000     12,549,130
                                                    -----------

TOTAL SHORT-TERM DEBT
    SECURITIES (20.0%):
   (Amortized Cost 16,148,730) ......                16,148,730
                                                    -----------
TOTAL INVESTMENTS (113.1%)
   (Cost/Amortized Cost
     $82,513,254) ...................                91,226,126
OTHER ASSETS LESS
    LIABILITIES (-13.1%) ............               (10,563,742)
                                                    -----------
NET ASSETS (100.0%) .................               $80,662,384
                                                    ===========

-------------------------
* Non-income producing security.

+ Variable rate coupon, rate shown as of December 31, 2004.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company

Statement of Assets and Liabilities
December 31, 2004

----------------------------------------------------------------------------------------
Assets:
Investments (Notes 2 and 3):
 Common stocks -- at value (cost: $550,344,683)...........................  $728,117,766
 Short-term debt securities -- at value (amortized cost: $5,599,533) .....     5,599,533
Cash .....................................................................        49,074
Interest and dividends receivable ........................................       211,921
----------------------------------------------------------------------------------------
Total assets .............................................................   733,978,294
----------------------------------------------------------------------------------------
Liabilities:
Due to AXA Equitable's General Account ...................................     1,353,781
Accrued expenses .........................................................       706,817
----------------------------------------------------------------------------------------
Total liabilities ........................................................     2,060,598
----------------------------------------------------------------------------------------
Net Assets ...............................................................  $731,917,696
========================================================================================
Amount retained by AXA Equitable in Separate Account No. 4 ...............  $  2,711,921
Net assets attributable to contract owners ...............................   689,201,162
Net assets allocated to contracts in payout period .......................    40,004,613
----------------------------------------------------------------------------------------
Net Assets ...............................................................  $731,917,696
========================================================================================

                             Units Outstanding    Unit Values
                            ------------------- --------------
Institutional .............        50,597       $ 7,335.03
RIA .......................        29,813           695.74
Momentum Strategy .........         5,314            90.90
MRP .......................       146,878           286.30
ADA .......................       818,038           346.74
EPP .......................        19,436           714.47

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company

Statement of Operations
Year Ended December 31, 2004

--------------------------------------------------------------------------------------
Investment Income (Note 2):
Dividends (net of foreign taxes withheld of $26,833)....................  $  3,122,293
Interest ...............................................................       113,385
--------------------------------------------------------------------------------------
Total investment income ................................................     3,235,678
--------------------------------------------------------------------------------------
Expenses (Note 5):
Investment management fees .............................................    (1,359,145)
Operating and expense charges ..........................................    (2,447,547)
--------------------------------------------------------------------------------------
Total expenses .........................................................    (3,806,692)
--------------------------------------------------------------------------------------
Net investment loss ....................................................      (571,014)
--------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments (Note 2):
Realized gain from security and foreign currency transactions ..........    68,479,781
Change in unrealized appreciation /depreciation of investments .........    33,687,073
--------------------------------------------------------------------------------------
Net realized and unrealized gain on investments ........................   102,166,854
--------------------------------------------------------------------------------------
Net Increase in Net Assets Attributable to Operations ..................  $101,595,840
======================================================================================

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company

Statements of Changes in Net Assets

--------------------------------------------------------------------------------------------------------------
                                                                                  Year Ended December 31,
                                                                                      2004             2003
--------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment loss ........................................................  $     (571,014)   $     (270,644)
Net realized gain (loss) on investments and foreign currency transactions ..      68,479,781       (17,379,109)
Change in unrealized appreciation/depreciation of investments ..............      33,687,073       208,381,402
--------------------------------------------------------------------------------------------------------------
Net increase in net assets attributable to operations ......................     101,595,840       190,731,649
--------------------------------------------------------------------------------------------------------------
From Contributions and Withdrawals:
Contributions ..............................................................      92,820,015        93,626,844
Withdrawals ................................................................    (150,234,175)     (129,176,442)
Asset management fees ......................................................      (1,128,020)       (1,011,672)
Administrative fees ........................................................        (419,710)         (434,123)
--------------------------------------------------------------------------------------------------------------
Net decrease in net assets attributable to contributions and withdrawals ...     (58,961,890)      (36,995,393)
--------------------------------------------------------------------------------------------------------------
Net increase in net assets attributable to AXA Equitable's transactions ....          12,083            11,716
--------------------------------------------------------------------------------------------------------------
Increase in Net Assets .....................................................      42,646,033       153,747,972
Net Assets -- Beginning of Year ............................................     689,271,663       535,523,691
--------------------------------------------------------------------------------------------------------------
Net Assets -- End of Year ..................................................  $  731,917,696    $  689,271,663
==============================================================================================================

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2004

--------------------------------------------------------------------------------
                                               Number of            Value
                                                 Shares            (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS
AEROSPACE & DEFENSE (1.1%)
Defense Electronics (1.1%)
L-3 Communications Holdings, Inc.         111,000             $ 8,129,640
                                                              -----------
CAPITAL GOODS (0.2%)
Machinery (0.2%)
Actuant Corp. * .........................  29,800               1,554,070
                                                              -----------
CONSUMER MANUFACTURING (7.7%)
Building & Related (7.7%)
Centex Corp. ............................ 218,800              13,036,104
D. R. Horton, Inc. ...................... 358,500              14,451,135
Lennar Corp. (Class A) .................. 263,500              14,935,180
NVR, Inc. * .............................  18,250              14,041,550
                                                              -----------
                                                               56,463,969
                                                              -----------
CONSUMER SERVICES (16.5%)
Apparel (0.6%)
Coach, Inc. * ...........................  72,900               4,111,560
                                                              -----------
Broadcasting & Cable (0.5%)
XM Satellite Radio Holdings, Inc. * .....  97,700               3,675,474
                                                              -----------
Entertainment & Leisure (2.7%)
Dreamworks Animation SKG, Inc. * ........  12,700                 476,377
Harley-Davidson, Inc. ................... 316,600              19,233,450
                                                              -----------
                                                               19,709,827
                                                              -----------
Retail - General Merchandise (8.0%)
Best Buy Company, Inc. ..................  38,200               2,269,844
eBay, Inc. * ............................ 307,400              35,744,472
Lowe's Companies, Inc. .................. 181,400              10,446,826
Williams-Sonoma, Inc. ................... 284,200               9,958,368
                                                              -----------
                                                               58,419,510
                                                              -----------
Miscellaneous (4.7%)
CDW Corp. ............................... 165,800              11,000,830
Education Management Corp. * ............ 128,700               4,248,387
Electronic Arts, Inc. * .................  71,600               4,416,288
Iron Mountain, Inc. * ................... 371,300              11,320,937
Strayer Education, Inc. .................  32,500               3,568,175
                                                              -----------
                                                               34,554,617
                                                              -----------
                                                              120,470,988
                                                              -----------
ENERGY (1.2%)
Oil Service (1.2%)
Baker Hughes, Inc. ...................... 116,500               4,971,055
Schlumberger Ltd. * .....................  56,200               3,762,590
                                                              -----------
                                                                8,733,645
                                                              -----------
FINANCE (20.9%)
Brokerage & Money
    Management (8.3%)
Charles Schwab Corp. .................... 342,100               4,091,516
Goldman Sachs Group, Inc. ...............  95,500               9,935,820

--------------------------------------------------------------------------------
                                               Number of            Value
                                                 Shares            (Note 2)
--------------------------------------------------------------------------------
Legg Mason, Inc. ........................ 482,600             $35,355,276
Merrill Lynch & Co., Inc. ............... 128,700               7,692,399
Morgan Stanley DeanWitter & Co. .........  70,800               3,930,816
                                                              -----------
                                                               61,005,827
                                                              -----------
Banking-Money Center (1.0%)
JPMorgan Chase & Co. .................... 188,271               7,344,452
                                                              -----------
Insurance (4.9%)
American International Group, Inc. ...... 394,700              25,919,949
Everest RE Group Ltd. ................... 112,200              10,048,632
                                                              -----------
                                                               35,968,581
                                                              -----------
Miscellaneous (6.7%)
AMBAC Financial Group, Inc. ............. 134,300              11,030,059
Citigroup, Inc. ......................... 457,500              22,042,350
MBNA Corp. .............................. 541,500              15,264,885
                                                              -----------
                                                               48,337,294
                                                              -----------
                                                              152,656,154
                                                              -----------
HEALTH CARE (23.1%)
Biotechnology (2.2%)
Amgen, Inc. ............................. 178,000              11,418,700
Genentech, Inc. .........................  88,500               4,817,940
                                                              -----------
                                                               16,236,640
                                                              -----------
Drugs (5.1%)
Forest Laboratories, Inc. * ............. 462,300              20,738,778
Teva Pharmaceutical Industries Ltd....... 552,100              16,485,706
                                                              -----------
                                                               37,224,484
                                                              -----------
Medical Products (10.4%)
Alcon, Inc. * ........................... 179,500              14,467,700
Patterson Company, Inc. * ............... 133,300               5,783,887
St. Jude Medical, Inc. * ................ 411,600              17,258,388
Stryker Corp. ........................... 328,200              15,835,650
Zimmer Holdings, Inc. * ................. 288,500              23,114,620
                                                              -----------
                                                               76,460,245
                                                              -----------
Medical Services (5.4%)
Caremark Rx, Inc. * ..................... 216,200               8,524,766
Wellpoint Health Networks, Inc. * ....... 268,500              30,877,500
                                                              -----------
                                                               39,402,266
                                                              -----------
                                                              169,323,635
                                                              -----------
MULTI INDUSTRY COMPANIES (1.2%)
Danaher Corp. * ......................... 154,800               8,887,068
                                                              -----------
TECHNOLOGY (27.3%)
Communication Equipment (6.3%)
Corning, Inc. ........................... 900,100              10,594,177
Juniper Networks, Inc. * ................ 921,600              25,058,304
Qualcomm, Inc. .......................... 249,300              10,570,320
                                                              -----------
                                                               46,222,801
                                                              -----------

--------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2004 (Concluded)

--------------------------------------------------------------------------------
                                            Number of      Value
                                             Shares      (Note 2)
--------------------------------------------------------------------------------
Computer Hardware/Storage (3.5%)
Dell, Inc. * ............................. 517,700    $21,815,878
EMC Corp. * .............................. 268,600      3,994,082
                                                      -----------
                                                       25,809,960
                                                      -----------
Computer Peripherals (1.5%)
Network Appliance, Inc. * ................ 339,100     11,264,902
                                                      -----------
Computer Services (1.1%)
Alliance Data Systems Corp. * ............ 170,300      8,085,844
                                                      -----------
Internet Media (3.0%)
YAHOO!, Inc. * ........................... 577,300     21,752,664
                                                      -----------
Semiconductor Components (5.1%)
Broadcom Corp. * ......................... 232,200      7,495,416
Marvell Technology Group Ltd. * .......... 732,100     25,967,587
Silicon Laboratories, Inc. * ............. 115,500      4,078,305
                                                      -----------
                                                       37,541,308
                                                      -----------
Software (4.4%)
Comverse Technology, Inc. * .............. 228,900      5,596,605
SAP AG ................................... 282,300     12,480,483
Symantec Corp. * ......................... 553,500     14,258,160
                                                      -----------
                                                       32,335,248
                                                      -----------
Miscellaneous (2.4%)
Amphenol Corp. (Class A) * ............... 473,800     17,407,412
                                                      -----------
                                                      200,420,139
                                                      -----------
TRANSPORTATION (0.2%)
Air Freight (0.2%)
United Parcel Service, Inc. (Class B)..... 17,300       1,478,458
                                                      -----------
TOTAL COMMON STOCKS (99.4%)
    (Cost $550,344,683 )..................            728,117,766
                                                      -----------

--------------------------------------------------------------------------------
                                            Principal        Value
                                              Amount        (Note 2)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES (0.8%)
U.S. GOVERNMENT SPONSORED
    AGENCY OBLIGATIONS (0.8%)
Federal Home Loan Bank Discount
    Note 1.00%, 1/03/05 ................. $5,600,000     $  5,599,533
                                                         ------------
TOTAL SHORT-TERM DEBT
    SECURITIES (0.8%)
    (Amortized Cost $5,599,533 ).........                   5,599,533
                                                         ------------
TOTAL INVESTMENTS (100.2%)
    (Cost/Amortized Cost
    $555,944,216 ).......................                 733,717,299
OTHER ASSETS LESS LIABILITIES
    (-0.2%) .............................                  (1,799,603)
                                                         ------------
NET ASSETS (100.0%) .....................                $731,917,696
                                                         ============

* Non-income producing security.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 3 (Pooled)
of AXA Equitable Life Insurance Company

Statement of Assets and Liabilities
December 31, 2004

------------------------------------------------------------------------------------
Assets:
Investments (Notes 2 and 3):
 Common stocks -- at value (cost: $106,203,640).......................  $121,344,339
Cash .................................................................       221,784
Receivable for investment securities sold ............................       479,410
Due from AXA Equitable's General Account .............................        37,461
Dividends receivable .................................................        10,036
------------------------------------------------------------------------------------
Total assets .........................................................   122,093,030
------------------------------------------------------------------------------------
Liabilities:
Payable for investment securities purchased ..........................       379,636
Accrued expenses .....................................................        74,067
------------------------------------------------------------------------------------
Total liabilities ....................................................       453,703
------------------------------------------------------------------------------------
Net Assets Attributable to Contractowners or in Accumulation .........  $121,639,327
====================================================================================

                             Units Outstanding    Unit Values
                            ------------------- ---------------
Institutional .............         3,433       $ 25,643.95
RIA .......................        37,854           243.18
Momentum Strategy .........         8,284            89.89
MRP .......................       448,064            52.60
EPP .......................           124           243.18

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 3 (Pooled)
of AXA Equitable Life Insurance Company

Statement of Operations
Year Ended December 31, 2004

--------------------------------------------------------------------------------------
Investment Income (Note 2):
Dividends ..............................................................  $    153,815
Interest ...............................................................         2,809
--------------------------------------------------------------------------------------
Total investment income ................................................       156,624
--------------------------------------------------------------------------------------
Expenses (Note 5):
Investment management fees .............................................      (181,369)
Operating and expense charges ..........................................      (323,287)
--------------------------------------------------------------------------------------
Total expenses .........................................................      (504,656)
--------------------------------------------------------------------------------------
Net investment loss ....................................................      (348,032)
--------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments (Note 2):
Realized gain from security and foreign currency transactions ..........    28,292,406
Change in unrealized appreciation /depreciation of investments .........    (7,908,599)
--------------------------------------------------------------------------------------
Net realized and unrealized gain on investments ........................    20,383,807
--------------------------------------------------------------------------------------
Net Increase in Net Assets Attributable to Operations ..................  $ 20,035,775
======================================================================================

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 3 (Pooled)
of AXA Equitable Life Insurance Company

Statements of Changes in Net Assets

-----------------------------------------------------------------------------------------------------------------------
                                                                                             Year Ended December 31,
                                                                                                2004             2003
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment loss ...................................................................  $    (348,032)   $     (97,030)
Net realized gain on investments and foreign currency transactions ....................     28,292,406       23,418,411
Change in unrealized appreciation/depreciation of investments .........................     (7,908,599)      25,253,528
-----------------------------------------------------------------------------------------------------------------------
Net increase in net assets attributable to operations .................................     20,035,775       48,574,909
-----------------------------------------------------------------------------------------------------------------------
From Contributions and Withdrawals:
Contributions .........................................................................     32,226,073       29,058,327
Withdrawals ...........................................................................    (39,756,059)     (38,923,606)
Asset management fees .................................................................       (231,150)        (173,933)
Administrative fees ...................................................................       (105,982)        (100,735)
-----------------------------------------------------------------------------------------------------------------------
Net decrease in net assets attributable to contributions and withdrawals ..............     (7,867,118)     (10,139,947)
-----------------------------------------------------------------------------------------------------------------------
Increase in Net Assets ................................................................     12,168,657       38,434,962
-----------------------------------------------------------------------------------------------------------------------
Net Assets Attributable to Contractowners or in Accumulation -- Beginning of Year .....    109,470,670       71,035,708
-----------------------------------------------------------------------------------------------------------------------
Net Assets Attributable to Contractowners or in Accumulation -- End of Year ...........  $ 121,639,327    $ 109,470,670
=======================================================================================================================

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 3 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2004

--------------------------------------------------------------------------------
                                                  Number of            Value
                                                    Shares            (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS
BASIC INDUSTRIES (2.3%)
Chemicals (1.2%)
Pall Corp. .................................       50,410        $1,459,370
                                                                 ----------
Mining & Metals (1.1%)
Massey Energy Co. ..........................       37,020         1,293,849
                                                                 ----------
                                                                  2,753,219
                                                                 ----------
CONSUMER MANUFACTURING (4.0%)
Building & Related (4.0%)
D. R. Horton, Inc. .........................       75,290         3,034,940
Lennar Corp. ...............................       32,595         1,847,485
                                                                 ----------
                                                                  4,882,425
                                                                 ----------
CONSUMER SERVICES (27.7%)
Broadcasting & Cable (2.6%)
XM Satellite Radio Holdings, Inc.* .........       84,055         3,162,149
                                                                 ----------
Gaming (2.9%)
Wynn Resorts Ltd.* .........................       53,240         3,562,821
                                                                 ----------
Restaurants & Lodging (1.0%)
Starbucks Corp.* ...........................       19,980         1,245,953
                                                                 ----------
Retail-General Merchandise (4.9%)
Amazon.com, Inc.* ..........................     133,400          5,908,286
                                                                 ----------
Miscellaneous (16.3%)
Apollo Group, Inc.* ........................      65,590          5,293,769
CNET Networks, Inc.* .......................     517,190          5,808,044
Electronic Arts, Inc.* .....................      53,308          3,288,037
Homestore, Inc.* ...........................     498,400          1,510,152
Shanda Interactive
    Entertainment Ltd.* ....................      34,300          1,457,750
Sina Corp.* ................................      78,890          2,529,213
                                                                 ----------
                                                                 19,886,965
                                                                 ----------
                                                                 33,766,174
                                                                 ----------
CONSUMER STAPLES (1.1%)
Retail-Food & Drug (1.1%)
Whole Foods Market, Inc. ...................      14,050          1,339,668
                                                                 ----------
ENERGY (4.3%)
Domestic Producers (1.2%)
Noble Energy, Inc. .........................      24,000          1,479,840
                                                                 ----------
Oil Service (3.1%)
BJ Services Co. ............................      26,655          1,240,524
FMC Technologies, Inc.* ....................      40,945          1,318,429
Nabors Industries Ltd.* ....................      23,055          1,182,491
                                                                 ----------
                                                                  3,741,444
                                                                 ----------
                                                                  5,221,284
                                                                 ----------

--------------------------------------------------------------------------------
                                                  Number of            Value
                                                    Shares            (Note 2)
--------------------------------------------------------------------------------
FINANCE (4.3%)
Brokerage & Money Management
    (4.3%)
Ameritrade Holding Corp. (Class A)*              176,760         $2,513,527
Calamos Asset Management* ..................      52,750          1,424,250
Janus Capital Group, Inc. ..................      75,810          1,274,366
                                                                 ----------
                                                                  5,212,143
                                                                 ----------
HEALTH CARE (12.4%)
Biotechnology (9.3%)
Affymetrix, Inc.* ..........................      74,310          2,716,031
Applera Corp.-Applied Biosystem ............     334,000          5,647,454
Compugen Ltd.* .............................     257,860          1,322,822
Human Genome Sciences, Inc.* ...............     129,600          1,557,792
                                                                 ----------
                                                                 11,244,099
                                                                 ----------
Medical Products (0.6%)
Cerus Corp.* ...............................     261,285            773,404
                                                                 ----------
Medical Services (2.5%)
Cepheid, Inc.* .............................     302,480          3,006,651
                                                                 ----------
                                                                 15,024,154
                                                                 ----------
TECHNOLOGY (43.7%)
Communication Equipment (8.9%)
Corning, Inc.* .............................     264,210          3,109,752
JDS Uniphase Corp.* ........................     785,850          2,491,145
Juniper Networks, Inc.* ....................     192,528          5,234,836
                                                                 ----------
                                                                 10,835,733
                                                                 ----------
Computer Peripherals (3.5%)
Network Appliance, Inc.* ...................     129,240          4,293,353
                                                                 ----------
Communication Services (3.8%)
Level 3 Communications, Inc.* ..............   1,366,210          4,631,452
                                                                 ----------
Internet Infrastructure (1.1%)
Verisign, Inc.* ............................      39,250          1,315,660
                                                                 ----------
Internet Media (3.5%)
RealNetworks, Inc.* ........................     642,800          4,255,336
                                                                 ----------
Semiconductor Capital Equipment
    (5.3%)
KLA-Tencor Corp.* ..........................      97,311          4,532,746
Novellus Systems, Inc.* ....................      69,080          1,926,641
                                                                 ----------
                                                                  6,459,387
                                                                 ----------
Semiconductor Components (12.0%)
Advanced Micro Devices, Inc.* ..............     116,870          2,573,475
Broadcom Corp.* ............................     149,920          4,839,418
Marvell Technology Group, Ltd.* ............      16,570            587,738
PMC-Sierra, Inc.* ..........................     136,100          1,531,125
Silicon Laboratories, Inc.* ................     143,765          5,076,342
                                                                 ----------
                                                                 14,608,098
                                                                 ----------

--------------------------------------------------------------------------------
Separate Account No. 3 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2004 (Concluded)

--------------------------------------------------------------------------------
                                   Number of              Value
                                    Shares               (Note 2)
--------------------------------------------------------------------------------
Software (3.5%)
NAVTEQ Corp.* ................... 33,410             $  1,548,888
Palmone, Inc.* .................. 84,260                2,658,403
                                                     ------------
                                                        4,207,291
                                                     ------------
Miscellaneous (2.1%)
FEI Co.* ........................ 56,790                1,192,590
Itron, Inc.* .................... 56,310                1,346,372
                                                     ------------
                                                        2,538,962
                                                     ------------
                                                       53,145,272
                                                     ------------
TOTAL INVESTMENTS IN COMMON
    STOCKS (99.8%)
    (cost $106,203,640) .........                     121,344,339
OTHER ASSETS LESS
    LIABILITIES (0.2%) ..........                         294,988
                                                     ------------
NET ASSETS (100.0%) .............                    $121,639,327
                                                     ============

* Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


-------------------------------------
Statements of Assets and Liabilities
December 31, 2004
-------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                                                              EQ/Alliance
                                                                                             EQ/Alliance     Intermediate
                                                        AXA Premier VIP   AXA Premier VIP       Growth        Government
                                                           High Yield        Technology       and Income      Securities
-------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value ...............................................    $ 1,097,627       $ 1,669,259      $ 6,247,604     $ 11,636,350
Receivable for Trust shares sold .....................            836                --            4,361            1,034
Receivable for policy-related transactions ...........             --            10,794               --               --
-------------------------------------------------------------------------------------------------------------------------
   Total assets ......................................      1,098,463         1,680,053        6,251,965       11,637,384
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ...................             --             4,615               --               --
Payable for policy-related transactions ..............            836                --            4,361            3,709
-------------------------------------------------------------------------------------------------------------------------
   Total liabilities .................................            836             4,615            4,361            3,709
-------------------------------------------------------------------------------------------------------------------------
Net assets ...........................................    $ 1,097,627       $ 1,675,438      $ 6,247,604     $ 11,633,675
=========================================================================================================================
Accumulation Units ...................................    $ 1,097,627       $ 1,675,437      $ 6,247,604     $ 11,633,675
Retained by Equitable Life in Separate Account
 No. 66 ..............................................             --                --               --               --
-------------------------------------------------------------------------------------------------------------------------
Total net assets .....................................    $ 1,097,627       $ 1,675,437      $ 6,247,604     $ 11,633,675
=========================================================================================================================
Investments in shares of The Trust - at cost .........    $ 1,195,391       $ 1,504,813      $ 5,571,162     $ 11,866,466
Trust shares held
 Class A .............................................        191,038                --          339,133        1,164,598
 Class B .............................................             --           181,538               --               --
Units outstanding (000's):
 MRP .................................................             --               115               --              171
 RIA .................................................              6                 3               19               55
Unit value:
 MRP .................................................             --       $     10.85               --     $      10.22
 RIA .................................................    $    189.31       $    109.49      $    336.45     $     180.27

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


------------------------------------------------
Statements of Assets and Liabilities (Continued)
December 31, 2004
------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                                         EQ/Alliance
                                                         EQ/Alliance      EQ/Alliance     EQ/Alliance     Small Cap
                                                        International   Premier Growth   Quality Bond       Growth
--------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value ............................................... $18,054,665        $ 898,983      $ 1,685,936     $ 1,480,292
Receivable for Trust shares sold .....................         --               745            1,026             582
Receivable for policy-related transactions ...........     48,954                --               --              --
--------------------------------------------------------------------------------------------------------------------
   Total assets ...................................... 18,103,619           899,728        1,686,962       1,480,874
--------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ...................     35,699                --               --              --
Payable for policy-related transactions ..............         --               745            1,026             582
--------------------------------------------------------------------------------------------------------------------
   Total liabilities .................................     35,699               745            1,026             582
--------------------------------------------------------------------------------------------------------------------
Net assets ........................................... $18,067,920        $ 898,983      $ 1,685,936     $ 1,480,292
====================================================================================================================
Accumulation Units ................................... $18,067,920        $ 897,483      $ 1,685,936     $ 1,480,292
Retained by Equitable Life in Separate Account
 No. 66 ..............................................         --             1,500               --              --
--------------------------------------------------------------------------------------------------------------------
Total net assets ..................................... $18,067,920        $ 898,983      $ 1,685,936     $ 1,480,292
====================================================================================================================
Investments in shares of The Trust - at cost ......... $12,946,558        $ 920,078      $ 1,694,695     $ 1,092,262
Trust shares held
 Class A .............................................  1,616,264                --          165,226         101,633
 Class B .............................................         --           133,753               --              --
Units outstanding (000's):
 MRP .................................................        822                --               --              --
 RIA .................................................         29                14                8               9
Unit value:
 MRP ................................................. $    16.95                --               --              --
 RIA ................................................. $   144.93         $   64.86      $    200.31     $    155.93

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company

-------------------------------------------------
Statements of Assets and Liabilities (Continued)
December 31, 2004
-------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                         EQ/Bernstein      EQ/Calvert                       EQ/Capital
                                                          Diversified       Socially        EQ/Capital       Guardian
                                                             Value        Responsible    Guardian Growth   International
----------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value ...............................................   $ 19,496,180     $ 1,023,551       $ 39,204       $ 1,113,742
Receivable for Trust shares sold .....................             --              --             38                --
Receivable for policy-related transactions ...........          1,603              --             --            10,634
----------------------------------------------------------------------------------------------------------------------
   Total assets ......................................     19,497,783       1,023,551         39,242         1,124,376
----------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ...................         10,433           3,695             --             4,701
Payable for policy-related transactions ..............             --           9,589             38                --
----------------------------------------------------------------------------------------------------------------------
   Total liabilities .................................         10,433          13,284             38             4,701
----------------------------------------------------------------------------------------------------------------------
Net assets ...........................................   $ 19,487,350     $ 1,010,267       $ 39,204       $ 1,119,675
======================================================================================================================
Accumulation Units ...................................   $ 19,485,850     $ 1,008,767       $ 37,704       $ 1,118,175
Retained by Equitable Life in Separate Account
 No. 66 ..............................................          1,500           1,500          1,500             1,500
----------------------------------------------------------------------------------------------------------------------
Total net assets .....................................   $ 19,487,350     $ 1,010,267       $ 39,204       $ 1,119,675
======================================================================================================================
Investments in shares of The Trust - at cost .........   $ 16,511,039     $   912,853       $ 32,634       $   958,866
Trust shares held
 Class A .............................................             --              --             --                --
 Class B .............................................      1,373,301         131,339          3,147           103,056
Units outstanding (000's):
 MRP .................................................            584             135             --                92
 RIA .................................................            100              --              1                 2
Unit value:
 MRP .................................................   $      12.20     $      7.57             --       $      9.90
 RIA .................................................   $     124.10     $     86.05       $  72.29       $    105.37

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


-------------------------------------------------
Statements of Assets and Liabilities (Continued)
December 31, 2004
-------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                          EQ/Capital      EQ/Capital    EQ/Emerging
                                                           Guardian        Guardian       Markets       EQ/Equity
                                                           Research       US Equity       Equity        500 Index
------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value ...............................................   $ 6,438,404     $ 1,702,918    $ 384,605     $ 20,383,080
Receivable for Trust shares sold .....................            --          15,797          314               --
Receivable for policy-related transactions ...........        29,708              --           --           34,475
------------------------------------------------------------------------------------------------------------------
   Total assets ......................................     6,468,112       1,718,715      384,919       20,417,555
------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ...................         6,166              --           --           13,806
Payable for policy-related transactions ..............            --           5,451          314               --
------------------------------------------------------------------------------------------------------------------
   Total liabilities .................................         6,166           5,451          314           13,806
------------------------------------------------------------------------------------------------------------------
Net assets ...........................................   $ 6,461,946     $ 1,713,264    $ 384,605     $ 20,403,749
==================================================================================================================
Accumulation Units ...................................   $ 6,460,446     $ 1,711,764    $ 383,105     $ 20,402,250
Retained by Equitable Life in Separate Account
 No. 66 ..............................................         1,500           1,500        1,500            1,499
------------------------------------------------------------------------------------------------------------------
Total net assets .....................................   $ 6,461,946     $ 1,713,264    $ 384,605     $ 20,403,749
==================================================================================================================
Investments in shares of The Trust - at cost .........   $ 5,048,527     $ 1,486,544    $ 270,655     $ 18,927,240
Trust shares held
 Class A .............................................            --              --           --          308,776
 Class B .............................................       542,686         148,021       38,214          570,954
Units outstanding (000's):
 MRP .................................................           365             106           --            1,658
 RIA .................................................             7               3            2               24
Unit value:
 MRP .................................................   $     15.44     $     13.21           --     $       7.97
 RIA .................................................   $    120.11     $    116.82    $  224.66     $     303.09

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


-------------------------------------------------
Statements of Assets and Liabilities (Continued)
December 31, 2004
-------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                         EQ/FI         EQ/Janus
                                                        EQ/Evergreen      EQ/FI        Small/Mid      Large Cap
                                                            Omega        Mid Cap       Cap Value        Growth
---------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value ...............................................    $ 61,999      $ 658,228     $ 7,380,188     $ 181,807
Receivable for Trust shares sold .....................          58            412              --           148
Receivable for policy-related transactions ...........          --             --           2,067            --
---------------------------------------------------------------------------------------------------------------
   Total assets ......................................      62,057        658,640       7,382,255       181,955
---------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ...................          --             --           8,093            --
Payable for policy-related transactions ..............          58            412              --           148
---------------------------------------------------------------------------------------------------------------
   Total liabilities .................................          58            412           8,093           148
---------------------------------------------------------------------------------------------------------------
Net assets ...........................................    $ 61,999      $ 658,228     $ 7,374,162     $ 181,807
===============================================================================================================
Accumulation Units ...................................    $ 60,499      $ 656,728     $ 7,372,662     $ 180,307
Retained by Equitable Life in Separate Account
 No. 66 ..............................................       1,500          1,500           1,500         1,500
---------------------------------------------------------------------------------------------------------------
Total net assets .....................................    $ 61,999      $ 658,228     $ 7,374,162     $ 181,807
===============================================================================================================
Investments in shares of The Trust - at cost .........    $ 54,076      $ 522,844     $ 6,247,286     $ 153,044
Trust shares held
 Class A .............................................          --             --              --            --
 Class B .............................................       6,925         59,410         527,279        28,561
Units outstanding (000's):
 MRP .................................................          --             --             513            --
 RIA .................................................           1              6               5             3
Unit value:
 MRP .................................................          --             --     $     12.90            --
 RIA .................................................    $  87.09      $  118.14     $    156.66     $   63.89

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


-------------------------------------------------
Statements of Assets and Liabilities (Continued)
December 31, 2004
-------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                         EQ/JP Morgan    EQ/Lazard                   EQ/Mercury
                                                            Value        Small Cap    EQ/Marsico    Basic Value
                                                        Opportunities      Value         Focus         Equity
---------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value ...............................................    $ 360,382      $ 845,708    $ 400,915     $ 1,260,224
Receivable for Trust shares sold .....................          309            514          331             876
Receivable for policy-related transactions ...........           --             --           --              --
---------------------------------------------------------------------------------------------------------------
   Total assets ......................................      360,691        846,222      401,246       1,261,100
---------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ...................           --             --           --              --
Payable for policy-related transactions ..............          309            514          331             876
---------------------------------------------------------------------------------------------------------------
   Total liabilities .................................          309            514          331             876
---------------------------------------------------------------------------------------------------------------
Net assets ...........................................    $ 360,382      $ 845,708    $ 400,915     $ 1,260,224
===============================================================================================================
Accumulation Units ...................................    $ 358,882      $ 844,208    $ 399,415     $ 1,258,724
Retained by Equitable Life in Separate Account
 No. 66 ..............................................        1,500          1,500        1,500           1,500
---------------------------------------------------------------------------------------------------------------
Total net assets .....................................    $ 360,382      $ 845,708    $ 400,915     $ 1,260,224
===============================================================================================================
Investments in shares of The Trust - at cost .........    $ 330,402      $ 745,570    $ 332,583     $ 1,035,351
Trust shares held
 Class A .............................................           --             --           --              --
 Class B .............................................       29,242         60,300       27,483          81,284
Units outstanding (000's):
 MRP .................................................           --             --           --              --
 RIA .................................................            3              4            3               7
Unit value:
 MRP .................................................           --             --           --              --
 RIA .................................................    $  127.11      $  188.35    $  136.17     $    182.26

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


-------------------------------------------------
Statements of Assets and Liabilities (Continued)
December 31, 2004
-------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                          EQ/Mercury         EQ/MFS          EQ/MFS
                                                        International       Emerging       Investors      EQ/Money
                                                            Value       Growth Companies     Trust         Market
-------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value ...............................................    $ 283,133       $ 3,296,410      $ 55,542     $ 1,610,246
Receivable for Trust shares sold .....................          166                --            53             862
Receivable for policy-related transactions ...........           --            12,904            --              --
-------------------------------------------------------------------------------------------------------------------
   Total assets ......................................      283,299         3,309,314        55,595       1,611,108
-------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ...................           --             1,137            --              --
Payable for policy-related transactions ..............          166                --            54             862
-------------------------------------------------------------------------------------------------------------------
   Total liabilities .................................          166             1,137            54             862
-------------------------------------------------------------------------------------------------------------------
Net assets ...........................................    $ 283,133       $ 3,308,177      $ 55,541     $ 1,610,246
===================================================================================================================
Accumulation Units ...................................    $ 281,633       $ 3,306,676      $ 54,042     $ 1,610,246
Retained by Equitable Life in Separate Account
 No. 66 ..............................................        1,500             1,501         1,499              --
-------------------------------------------------------------------------------------------------------------------
Total net assets .....................................    $ 283,133       $ 3,308,177      $ 55,541     $ 1,610,246
===================================================================================================================
Investments in shares of The Trust - at cost .........    $ 211,968       $ 2,809,281      $ 57,689     $ 1,616,468
Trust shares held
 Class A .............................................           --                --            --              --
 Class B .............................................       21,736           251,527         5,865         155,473
Units outstanding (000's):
 MRP .................................................           --               362            --              --
 RIA .................................................            2                14             1              11
Unit value:
 MRP .................................................           --       $      4.77            --              --
 RIA .................................................    $  121.64       $    109.53      $  93.50     $    151.28

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


-------------------------------------------------
Statements of Assets and Liabilities (Concluded)
December 31, 2004
-------------------------------------------------

--------------------------------------------------------------------
                                                           EQ/Small
                                                           Company
                                                            Index
--------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value ...............................................   $ 2,840,464
Receivable for Trust shares sold .....................            --
Receivable for policy-related transactions ...........        40,072
--------------------------------------------------------------------
   Total assets ......................................     2,880,536
--------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ...................         2,337
Payable for policy-related transactions ..............            --
--------------------------------------------------------------------
   Total liabilities .................................         2,337
--------------------------------------------------------------------
Net assets ...........................................   $ 2,878,199
====================================================================
Accumulation Units ...................................   $ 2,876,699
Retained by Equitable Life in Separate Account
 No. 66 ..............................................         1,500
--------------------------------------------------------------------
Total net assets .....................................   $ 2,878,199
====================================================================
Investments in shares of The Trust - at cost .........   $ 2,345,600
Trust shares held
 Class A .............................................            --
 Class B .............................................       239,388
Units outstanding (000's):
 MRP .................................................           219
 RIA .................................................            --
Unit value:
 MRP .................................................          12.99
 RIA .................................................            --

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


-------------------------------------
Statements of Operations
For the Year Ended December 31, 2004
-------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                                        EQ/Alliance
                                                                                           EQ/Alliance  Intermediate
                                                        AXA Premier VIP   AXA Premier VIP     Growth     Government
                                                           High Yield      Technology(a)    and Income   Securities
--------------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .........................    $   69,017          $ 11,861       $ 101,074    $  371,207
--------------------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges ...............................           546             2,652           3,440        30,466
--------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .........................        68,471             9,209          97,634       340,741
--------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............      (154,397)            3,604         (56,747)       13,898
   Realized gain distribution from The Trust .........            --                --              --           560
--------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ............................      (154,397)            3,604         (56,747)       14,458
--------------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ....................................       177,934           164,446         783,250      (137,775)
--------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................        23,537           168,050         726,503      (123,317)
--------------------------------------------------------------------------------------------------------------------
Net increase (Decrease) in Net Asset Results
 From Operations .....................................    $   92,008          $177,259       $ 824,137    $  217,424
====================================================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


------------------------------------
Statements of Operations (Continued)
For the Year Ended December 31, 2004
------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                                                      EQ/Alliance
                                                         EQ/Alliance      EQ/Alliance    EQ/Alliance   Small Cap
                                                        International   Premier Growth  Quality Bond    Growth
-----------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .........................    $  350,098      $       --      $  68,788      $     --
-----------------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges ...............................       126,941              --            997           789
-----------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .........................       223,157              --         67,791          (789)
-----------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............       946,235        (256,970)        65,317         6,383
   Realized gain distribution from The Trust .........            --              --          4,441            --
-----------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ............................       946,235        (256,970)        69,758         6,383
-----------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ....................................     1,575,570         323,042        (63,614)      214,560
-----------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................     2,521,805          66,072          6,144       220,943
-----------------------------------------------------------------------------------------------------------------
Net increase (Decrease) in Net Asset Results
 From Operations .....................................    $2,744,962      $   66,072      $  73,935      $220,154
=================================================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


------------------------------------
Statements of Operations (Continued)
For the Year Ended December 31, 2004
------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                        EQ/Bernstein    EQ/Calvert                      EQ/Capital
                                                         Diversified     Socially       EQ/Capital       Guardian
                                                            Value      Responsible   Guardian Growth   International
--------------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .........................   $  240,294     $      --         $  202         $ 13,691
-----------------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges ...............................       59,991        16,089             --            2,413
-----------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .........................      180,303       (16,089)           202           11,278
-----------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............      132,990        (6,331)           475           37,958
   Realized gain distribution from The Trust .........      123,644            --             --               --
-----------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ............................      256,634        (6,331)           475           37,958
-----------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ....................................    1,730,476        41,777          1,632           63,090
-----------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................    1,987,110        35,446          2,107          101,048
-----------------------------------------------------------------------------------------------------------------
Net increase (Decrease) in Net Asset Results
 From Operations .....................................   $2,167,413     $  19,357         $2,309         $112,326
=================================================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


------------------------------------
Statements of Operations (Continued)
For the Year Ended December 31, 2004
------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                        EQ/Capital   EQ/Capital   EQ/Emerging
                                                         Guardian     Guardian      Markets    EQ/Equity 500
                                                         Research     US Equity     Equity         Index
-------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .........................  $  38,337     $  7,756      $ 2,209     $  294,321
----------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges ...............................     50,567       12,463           --        136,626
----------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .........................    (12,230)      (4,707)       2,209        157,695
----------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............    232,924       83,415       58,913       (310,178)
   Realized gain distribution from The Trust .........         --           --           --             --
----------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ............................    232,924       83,415       58,913       (310,178)
----------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ....................................    366,911       40,416        7,828      1,930,971
----------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................    599,835      123,831       66,741      1,620,793
----------------------------------------------------------------------------------------------------------
Net increase (Decrease) in Net Asset Results
 From Operations .....................................  $ 587,605     $119,124      $68,950     $1,778,488
==========================================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


------------------------------------
Statements of Operations (Continued)
For the Year Ended December 31, 2004
------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                                    EQ/FI      EQ/Janus
                                                        EQ/Evergreen    EQ/FI     Small/Mid    Large Cap
                                                            Omega      Mid Cap    Cap Value     Growth
--------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .........................     $  170     $13,720   $  168,713     $   425
------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges ...............................         --          --       69,777          --
------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .........................        170      13,720       98,936         425
------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............         12      42,477      173,186          71
   Realized gain distribution from The Trust .........         --      24,194      445,264          --
------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ............................         12      66,671      618,450          71
------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ....................................      3,890      11,499      290,297      18,617
------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................      3,902      78,170      908,747      18,688
------------------------------------------------------------------------------------------------------
Net increase (Decrease) in Net Asset Results
 From Operations .....................................     $4,072     $91,890   $1,007,683     $19,113
======================================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


------------------------------------
Statements of Operations (Continued)
For the Year Ended December 31, 2004
------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                         EQ/JP Morgan   EQ/Lazard                EQ/Mercury
                                                            Value       Small Cap   EQ/Marsico   Basic Value
                                                        Opportunities     Value        Focus       Equity
-------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .........................     $ 4,468     $ 43,202       $    --     $ 24,576
----------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges ...............................          --           --            --           --
----------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .........................       4,468       43,202            --       24,576
----------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............       2,706       31,753        12,612       16,298
   Realized gain distribution from The Trust .........          --       39,062            --       34,913
----------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ............................       2,706       70,815        12,612       51,211
----------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ....................................      28,525        4,276        24,396       42,934
----------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................      31,231       75,091        37,008       94,145
----------------------------------------------------------------------------------------------------------
Net increase (Decrease) in Net Asset Results
 From Operations .....................................     $35,699     $118,293       $37,008     $118,721
==========================================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


------------------------------------
Statements of Operations (Continued)
For the Year Ended December 31, 2004
------------------------------------

------------------------------------------------------------------------------------------------------------
                                                                           EQ/MFS
                                                          EQ/Mecury       Emerging      EQ/MFS
                                                        International      Growth     Investors    EQ/Money
                                                            Value        Companies      Trust       Market
------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .........................     $ 3,929      $       --     $  302     $ 17,794
----------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges ...............................          --          11,968         --        1,081
----------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .........................       3,929         (11,968)       302       16,713
----------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............       8,906        (109,128)       (82)      (8,676)
   Realized gain distribution from The Trust .........          --              --         --           --
----------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ............................       8,906        (109,128)       (82)      (8,676)
----------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ....................................      40,242         476,026      5,469       12,132
----------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................      49,148         366,898      5,387        3,456
----------------------------------------------------------------------------------------------------------
Net increase (Decrease) in Net Asset Results
 From Operations .....................................     $53,077      $  354,930     $5,689     $ 20,169
==========================================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


------------------------------------
Statements of Operations (Concluded)
For the Year Ended December 31, 2004
------------------------------------

-----------------------------------------------------------------
                                                         EQ/Small
                                                         Company
                                                          Index
-----------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts ......................... $ 58,342
---------------------------------------------------------------
 Expenses:
   Asset-based charges ...............................   17,661
---------------------------------------------------------------
Net Investment Income (Loss) .........................   40,681
---------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............   37,714
   Realized gain distribution from The Trust .........   41,741
---------------------------------------------------------------
 Net realized gain (loss) ............................   79,455
---------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ....................................  238,413
---------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................  317,868
---------------------------------------------------------------
Net increase (Decrease) in Net Asset Results
 From Operations ..................................... $358,549
===============================================================

(a)   Commenced operations on May 14, 2004.

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


-----------------------------------
Statements of Changes in Net Assets
For the Years Ended December 31,
-----------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                     AXAPremier              EQ/Alliance
                                                           AXA Premier VIP               VIP                   Growth
                                                              High Yield           Technology (a)            and Income
                                                     ---------------------------- ---------------- ------------------------------
                                                          2004          2003            2004             2004            2003
---------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $   68,471     $   59,220      $    9,209     $      97,634   $      80,712
 Net realized gain (loss) on investments ...........    (154,397)       (13,868)          3,604           (56,747)       (837,102)
 Change in unrealized appreciation
   (depreciation) of investments ...................     177,934        198,710         164,446           783,250       2,788,951
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................      92,008        244,062         177,259           824,137       2,032,561
---------------------------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........      99,905        117,150         310,839           656,823       1,260,316
   Transfers between funds and guaranteed
    interest account, net ..........................    (147,745)        28,530       1,465,219           (19,199)       (329,810)
   Transfers for contract benefits and
    terminations ...................................    (132,455)      (361,457)       (267,346)       (2,471,008)     (3,805,623)
   Contract maintenance charges ....................     (10,352)       (11,170)         (2,733)          (60,235)        (66,743)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................    (190,647)      (226,947)      1,505,979        (1,893,619)     (2,941,860)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........          --             --          (7,801)               --              --
---------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................     (98,639)        17,115       1,675,437        (1,069,482)       (909,299)
Net Assets--Beginning of Period ....................   1,196,266      1,179,151              --         7,317,086       8,226,385
---------------------------------------------------------------------------------------------------------------------------------
Net Assets--End of Period ..........................  $1,097,627     $1,196,266      $1,675,437     $   6,247,604   $   7,317,086
=================================================================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


-----------------------------------------------
Statements of Changes in Net Assets (Continued)
For the Years Ended December 31,
-----------------------------------------------

--------------------------------------------------------------------------------
                                                               EQ/Alliance
                                                              Intermediate
                                                               Government
                                                               Securities
                                                     ---------------------------
                                                           2004            2003
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................... $   340,741     $   488,051
 Net realized gain (loss) on investments ...........      14,458          99,599
 Change in unrealized appreciation
   (depreciation) of investments ...................    (137,775)       (322,804)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................     217,424         264,846
--------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........   1,899,305       3,498,444
   Transfers between funds and guaranteed
    interest account, net ..........................  (1,300,024)        (33,762)
   Transfers for contract benefits and
    terminations ...................................  (2,068,036)     (1,252,208)
   Contract maintenance charges ....................     (35,038)        (46,498)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................  (1,503,793)      2,165,976
--------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........          --              --
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................  (1,286,369)      2,430,822
Net Assets--Beginning of Period ....................  12,920,044      10,489,222
--------------------------------------------------------------------------------
Net Assets--End of Period .......................... $11,633,675     $12,920,044
================================================================================

--------------------------------------------------------------------------------------------------------------
                                                               EQ/Alliance                   EQ/Alliance
                                                              International                Premier Growth
                                                     ------------------------------ --------------------------
                                                           2004            2003           2004          2003
--------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................... $   223,157     $   154,809     $      --      $       --
 Net realized gain (loss) on investments ...........     946,235          40,176      (256,970)       (575,281)
 Change in unrealized appreciation
   (depreciation) of investments ...................   1,575,570       4,035,343       323,042         805,950
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................   2,744,962       4,230,328        66,072         230,669
--------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........   2,799,153       2,251,680        83,376         122,091
   Transfers between funds and guaranteed
    interest account, net ..........................    (170,025)       (312,928)      (70,490)       (195,190)
   Transfers for contract benefits and
    terminations ...................................  (3,640,863)     (2,726,270)     (223,512)       (265,698)
   Contract maintenance charges ....................     (37,483)        (41,441)      (10,542)        (11,716)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................  (1,049,218)       (828,959)     (221,168)       (350,513)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........          --              --            --              --
--------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................   1,695,744       3,401,369      (155,096)       (119,844)
Net Assets--Beginning of Period ....................  16,372,176      12,970,807     1,054,079       1,173,923
--------------------------------------------------------------------------------------------------------------
Net Assets--End of Period .......................... $18,067,920     $16,372,176     $ 898,983      $1,054,079
==============================================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


-----------------------------------------------
Statements of Changes in Net Assets (Continued)
For the Years Ended December 31,
-----------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                                            EQ/Alliance
                                                              EQ/Alliance                    Small Cap
                                                              Quality Bond                     Growth
                                                     ----------------------------- ---------------------------
                                                          2004            2003           2004          2003
--------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................   $   67,791    $      71,801   $     (789)    $     (743)
 Net realized gain (loss) on investments ...........       69,758           96,740        6,383        (86,293)
 Change in unrealized appreciation
   (depreciation) of investments ...................      (63,614)         (67,090)     214,560        604,308
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................       73,935          101,451      220,154        517,272
--------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........      196,582          352,976      124,468        164,879
   Transfers between funds and guaranteed
    interest account, net ..........................     (367,688)         103,850       81,627        419,441
   Transfers for contract benefits and
    terminations ...................................     (669,588)      (1,251,011)    (842,392)      (391,265)
   Contract maintenance charges ....................      (16,007)         (26,671)     (14,689)       (13,458)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................     (856,701)        (820,856)    (650,986)       179,597
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........           --               --           --             --
--------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................     (782,766)        (719,405)    (430,832)       696,869
Net Assets--Beginning of Period ....................    2,468,702        3,188,107    1,911,124      1,214,255
--------------------------------------------------------------------------------------------------------------
Net Assets--End of Period ..........................   $1,685,936    $   2,468,702   $1,480,292     $1,911,124
==============================================================================================================

---------------------------------------------------------------------------------
                                                              EQ/Bernstein
                                                               Diversified
                                                                  Value
                                                     ----------------------------
                                                           2004            2003
---------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................... $   180,303      $   123,944
 Net realized gain (loss) on investments ...........     256,634          (81,136)
 Change in unrealized appreciation
   (depreciation) of investments ...................   1,730,476        3,265,390
---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................   2,167,413        3,308,198
---------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........   2,832,800        2,320,276
   Transfers between funds and guaranteed
    interest account, net ..........................    (234,767)        (436,862)
   Transfers for contract benefits and
    terminations ...................................  (1,132,707)        (541,503)
   Contract maintenance charges ....................     (36,004)         (27,406)
---------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................   1,429,322        1,314,505
---------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........          --               --
---------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................   3,596,735        4,622,703
Net Assets--Beginning of Period ....................  15,890,615       11,267,912
---------------------------------------------------------------------------------
Net Assets--End of Period .......................... $19,487,350      $15,890,615
=================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


-----------------------------------------------
Statements of Changes in Net Assets (Continued)
For the Years Ended December 31,
-----------------------------------------------

-------------------------------------------------------------------------------
                                                              EQ/Calvert
                                                               Socially
                                                             Responsible
                                                     --------------------------
                                                           2004          2003
-------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................   $ (16,089)     $  (6,702)
 Net realized gain (loss) on investments ...........      (6,331)       (16,466)
 Change in unrealized appreciation
   (depreciation) of investments ...................      41,777        151,795
-------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................      19,357        128,627
-------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........     364,921        318,600
   Transfers between funds and guaranteed
    interest account, net ..........................     (68,567)       (29,956)
   Transfers for contract benefits and
    terminations ...................................     (42,385)       (14,180)
   Contract maintenance charges ....................          (7)            --
-------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................     253,962        274,464
-------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........          --             --
-------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................     273,319        403,091
Net Assets--Beginning of Period ....................     736,948        333,857
-------------------------------------------------------------------------------
Net Assets--End of Period ..........................  $1,010,267      $ 736,948
===============================================================================

-------------------------------------------------------------------------------------------------------
                                                                                       EQ/Capital
                                                            EQ/Capital                  Guardian
                                                          Guardian Growth            International
                                                     ------------------------ -------------------------
                                                         2004         2003          2004         2003
-------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $      202   $       58   $   11,278    $   2,104
 Net realized gain (loss) on investments ...........         475      (60,748)      37,958        4,518
 Change in unrealized appreciation
   (depreciation) of investments ...................       1,632       78,427       63,090      118,377
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................       2,309       17,737      112,326      124,999
-------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........         712        2,079      529,257      307,020
   Transfers between funds and guaranteed
    interest account, net ..........................      (8,420)     (15,944)      68,918       14,514
   Transfers for contract benefits and
    terminations ...................................      (3,272)     (52,720)    (224,200)     (34,239)
   Contract maintenance charges ....................        (465)        (717)      (1,740)        (936)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................     (11,445)     (67,302)     372,235      286,359
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........          --           --           --           --
-------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................      (9,136)     (49,565)     484,561      411,358
Net Assets--Beginning of Period ....................      48,340       97,905      635,114      223,756
-------------------------------------------------------------------------------------------------------
Net Assets--End of Period ..........................  $   39,204   $   48,340   $1,119,675    $ 635,114
=======================================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


-----------------------------------------------
Statements of Changes in Net Assets (Continued)
For the Years Ended December 31,
-----------------------------------------------

------------------------------------------------------------------------------
                                                             EQ/Capital
                                                              Guardian
                                                              Research
                                                     -------------------------
                                                          2004          2003
------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $  (12,230)   $  (34,805)
 Net realized gain (loss) on investments ...........     232,924        24,033
 Change in unrealized appreciation
   (depreciation) of investments ...................     366,911     1,319,057
------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................     587,605     1,308,285
------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........   1,125,499     1,067,658
   Transfers between funds and guaranteed
    interest account, net ..........................    (157,591)      (47,144)
   Transfers for contract benefits and
    terminations ...................................    (875,330)     (748,427)
   Contract maintenance charges ....................      (7,560)       (6,279)
------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................      85,018       265,808
------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........          --            --
------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................     672,623     1,574,093
Net Assets--Beginning of Period ....................   5,789,323     4,215,230
------------------------------------------------------------------------------
Net Assets--End of Period ..........................  $6,461,946    $5,789,323
==============================================================================

-----------------------------------------------------------------------------------------------------------
                                                              EQ/Capital                  EQ/Emerging
                                                               Guardian                     Markets
                                                              U.S. Equity                    Equity
                                                     ---------------------------- -------------------------
                                                          2004           2003           2004         2003
-----------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................   $   (4,707)    $   (2,483)   $     2,209   $   2,224
 Net realized gain (loss) on investments ...........       83,415         12,303         58,913     (27,869)
 Change in unrealized appreciation
   (depreciation) of investments ...................       40,416        210,076          7,828     159,081
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................      119,124        219,896         68,950     133,436
-----------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........      754,025        557,673         62,281      56,266
   Transfers between funds and guaranteed
    interest account, net ..........................      (55,154)        16,115         (1,595)     44,429
   Transfers for contract benefits and
    terminations ...................................     (252,583)       (48,951)      (109,126)    (79,939)
   Contract maintenance charges ....................       (3,575)        (3,039)        (3,623)     (2,416)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................      442,713        521,798        (52,063)     18,340
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........           --             --             --          --
-----------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................      561,837        741,694         16,887     151,776
Net Assets--Beginning of Period ....................    1,151,427        409,733        367,718     215,942
-----------------------------------------------------------------------------------------------------------
Net Assets--End of Period ..........................   $1,713,264     $1,151,427    $   384,605   $ 367,718
===========================================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


-----------------------------------------------
Statements of Changes in Net Assets (Continued)
For the Years Ended December 31,
-----------------------------------------------

--------------------------------------------------------------------------------
                                                                EQ/Equity
                                                                500 Index
                                                     ---------------------------
                                                           2004            2003
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................... $   157,695     $   102,107
 Net realized gain (loss) on investments ...........    (310,178)     (2,212,969)
 Change in unrealized appreciation
   (depreciation) of investments ...................   1,930,971       6,196,751
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................   1,778,488       4,085,889
--------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........   4,689,849       4,376,688
   Transfers between funds and guaranteed
    interest account, net ..........................    (878,858)       (785,661)
   Transfers for contract benefits and
    terminations ...................................  (2,922,466)     (4,932,598)
   Contract maintenance charges ....................     (60,472)        (74,051)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................     828,053      (1,415,622)
--------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........          --              --
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................   2,606,541       2,670,267
Net Assets--Beginning of Period ....................  17,797,208      15,126,941
--------------------------------------------------------------------------------
Net Assets--End of Period .......................... $20,403,749     $17,797,208
================================================================================

--------------------------------------------------------------------------------------------------
                                                          EQ/Evergreen               EQ/FI
                                                             Omega                  Mid Cap
                                                     --------------------- -----------------------
                                                        2004        2003        2004         2003
--------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $   170    $     --    $  13,720    $     --
 Net realized gain (loss) on investments ...........       12      (1,781)      66,671      (3,840)
 Change in unrealized appreciation
   (depreciation) of investments ...................    3,890      17,327       11,499     154,827
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................    4,072      15,546       91,890     150,987
--------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........    1,898       1,675       66,261      58,512
   Transfers between funds and guaranteed
    interest account, net ..........................       --        (632)     (76,273)    125,708
   Transfers for contract benefits and
    terminations ...................................       --      (3,570)     (17,304)     (1,903)
   Contract maintenance charges ....................     (676)       (565)      (5,981)     (3,742)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................    1,222      (3,092)     (33,297)    178,575
--------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........       --          --           --          --
--------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................    5,294      12,454       58,593     329,562
Net Assets--Beginning of Period ....................   56,705      44,251      599,635     270,073
--------------------------------------------------------------------------------------------------
Net Assets--End of Period ..........................  $61,999    $ 56,705    $ 658,228    $599,635
==================================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


-----------------------------------------------
Statements of Changes in Net Assets (Continued)
For the Years Ended December 31,
-----------------------------------------------

--------------------------------------------------------------------------------
                                                                 EQ/FI
                                                               Small/Mid
                                                               Cap Value
                                                     ---------------------------
                                                           2004           2003
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $      98,936   $  (31,996)
 Net realized gain (loss) on investments ...........        618,450      (78,375)
 Change in unrealized appreciation (depreciation)
   of investments ..................................        290,297    1,471,997
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................      1,007,683    1,361,626
--------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........      2,098,343    1,715,553
   Transfers between funds and guaranteed
    interest account, net ..........................       (209,377)    (880,401)
   Transfers for contract benefits and
    terminations ...................................     (1,178,404)    (769,786)
   Contract maintenance charges ....................         (8,804)      (9,472)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................        701,758       55,894
--------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........             --           --
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................      1,709,441    1,417,520
Net Assets--Beginning of Period ....................      5,664,721    4,247,200
--------------------------------------------------------------------------------
Net Assets--End of Period ..........................  $   7,374,162   $5,664,720
================================================================================

----------------------------------------------------------------------------------------------------
                                                             EQ/Janus               EQ/JP Morgan
                                                            Large Cap                  Value
                                                              Growth               Opportunities
                                                     ----------------------- -----------------------
                                                         2004        2003         2004        2003
----------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $    425    $      --    $   4,468   $   3,850
 Net realized gain (loss) on investments ...........        71      (20,826)       2,706     (10,214)
 Change in unrealized appreciation (depreciation)
   of investments ..................................    18,617       51,118       28,525      74,966
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................    19,113       30,292       35,699      68,602
----------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........    26,828       42,068       69,060      43,726
   Transfers between funds and guaranteed
    interest account, net ..........................        --      (30,820)      (9,436)      1,391
   Transfers for contract benefits and
    terminations ...................................      (284)     (10,254)     (50,910)    (56,686)
   Contract maintenance charges ....................    (1,534)      (1,303)      (3,586)     (3,084)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................    25,010         (309)       5,128     (14,653)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........        --           --           --          --
----------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................    44,123       29,983       40,827      53,949
Net Assets--Beginning of Period ....................   137,684      107,701      319,555     265,606
----------------------------------------------------------------------------------------------------
Net Assets--End of Period ..........................  $181,807    $ 137,684    $ 360,382   $ 319,555
====================================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


-----------------------------------------------
Statements of Changes in Net Assets (Continued)
For the Years Ended December 31,
-----------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                              EQ/Lazard
                                                              Small Cap                 EQ/Marsico
                                                                Value                     Focus
                                                     -------------------------- -----------------------
                                                          2004          2003         2004        2003
-------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $    43,202   $     5,130   $     --     $     --
 Net realized gain (loss) on investments ...........       70,815       (11,667)    12,612        1,722
 Change in unrealized appreciation
   (depreciation) of investments ...................        4,276       189,958     24,396       47,139
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................      118,293       183,421     37,008       48,861
-------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........      195,426       141,250     16,323       86,003
   Transfers between funds and guaranteed
    interest account, net ..........................       11,285        37,769     66,742       11,820
   Transfers for contract benefits and
    terminations ...................................     (192,955)     (120,357)    (6,914)        (385)
   Contract maintenance charges ....................       (7,232)       (4,982)    (3,589)      (1,959)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................        6,524        53,680     72,562       95,479
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........           --            --         --           --
-------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................      124,817       237,101    109,570      144,340
Net Assets--Beginning of Period ....................      720,891       483,790    291,345      147,005
-------------------------------------------------------------------------------------------------------
Net Assets--End of Period ..........................  $   845,708   $   720,891   $400,915     $291,345
=======================================================================================================

--------------------------------------------------------------------------------
                                                              EQ/Mercury
                                                              Basic Value
                                                                Equity
                                                     ---------------------------
                                                          2004           2003
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................   $   24,576     $    5,554
 Net realized gain (loss) on investments ...........       51,211        (52,910)
 Change in unrealized appreciation
   (depreciation) of investments ...................       42,934        369,056
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................      118,721        321,700
--------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........      101,242        237,687
   Transfers between funds and guaranteed
    interest account, net ..........................      (45,290)          (719)
   Transfers for contract benefits and
    terminations ...................................     (140,344)      (445,753)
   Contract maintenance charges ....................      (11,744)       (11,564)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................      (96,136)      (220,349)
--------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........           --             --
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................       22,585        101,351
Net Assets--Beginning of Period ....................    1,237,639      1,136,288
--------------------------------------------------------------------------------
Net Assets--End of Period ..........................   $1,260,224     $1,237,639
================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


-----------------------------------------------
Statements of Changes in Net Assets (Continued)
For the Years Ended December 31,
-----------------------------------------------

-----------------------------------------------------------------------------
                                                             EQ/Mercury
                                                           International
                                                               Value
                                                     ------------------------
                                                          2004         2003
-----------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $     3,929   $   7,044
 Net realized gain (loss) on investments ...........        8,906     (23,274)
 Change in unrealized appreciation
   (depreciation) of investments ...................       40,242      96,460
-----------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................       53,077      80,230
-----------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........       39,434      27,312
   Transfers between funds and guaranteed
    interest account, net ..........................      (71,278)    (42,760)
   Transfers for contract benefits and
    terminations ...................................      (92,569)    (79,249)
   Contract maintenance charges ....................       (2,276)     (3,141)
-----------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................     (126,689)    (97,838)
-----------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........           --          --
-----------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................      (73,612)    (17,608)
Net Assets--Beginning of Period ....................      356,745     374,353
-----------------------------------------------------------------------------
Net Assets--End of Period ..........................  $   283,133   $ 356,745
=============================================================================

--------------------------------------------------------------------------------------------------------
                                                                EQ/MFS
                                                               Emerging                    EQ/MFS
                                                                Growth                    Investors
                                                               Companies                    Trust
                                                     ----------------------------- ---------------------
                                                          2004           2003          2004        2003
--------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $  (11,968)   $     (13,047)   $   302    $    261
 Net realized gain (loss) on investments ...........    (109,128)      (1,277,685)       (82)     (3,089)
 Change in unrealized appreciation
   (depreciation) of investments ...................     476,026        1,945,429      5,469      11,679
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................     354,930          654,697      5,689       8,851
--------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........     727,208          903,338      2,059       2,517
   Transfers between funds and guaranteed
    interest account, net ..........................    (146,601)        (431,640)        --          --
   Transfers for contract benefits and
    terminations ...................................    (349,435)        (740,198)        --      (6,568)
   Contract maintenance charges ....................     (13,737)         (16,272)      (591)       (507)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................     217,435         (284,772)     1,468      (4,558)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........          --               --         --          --
--------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................     572,365          369,925      7,157       4,293
Net Assets--Beginning of Period ....................   2,735,812        2,365,886     48,384      44,091
--------------------------------------------------------------------------------------------------------
Net Assets--End of Period ..........................  $3,308,177    $   2,735,811    $55,541    $ 48,384
========================================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


-----------------------------------------------
Statements of Changes in Net Assets (Concluded)
For the Years Ended December 31,
-----------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                               EQ/Small
                                                                EQ/Money                       Company
                                                                 Market                         Index
                                                     ------------------------------ ---------------------------
                                                           2004            2003           2004          2003
---------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $     16,713    $     22,020    $   40,681     $   (8,063)
 Net realized gain (loss) on investments ...........        (8,676)        (29,715)       79,455             74
 Change in unrealized appreciation
   (depreciation) of investments ...................        12,132          46,166       238,413        376,107
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................        20,169          38,471       358,549        368,118
---------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........       206,539         647,858       863,812        780,210
   Transfers between funds and guaranteed
    interest account, net ..........................      (246,123)     (2,237,583)      158,026         60,307
   Transfers for contract benefits and
    terminations ...................................    (1,022,855)     (2,795,207)     (260,218)       (60,452)
   Contract maintenance charges ....................       (18,587)        (47,074)           --             --
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................    (1,081,026)     (4,432,006)      761,800        780,065
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........            --              --            --             --
---------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................    (1,060,857)     (4,393,535)    1,120,349      1,148,183
Net Assets--Beginning of Period ....................     2,671,103       7,064,638     1,757,850        609,667
---------------------------------------------------------------------------------------------------------------
Net Assets--End of Period ..........................  $  1,610,246    $  2,671,103    $2,878,199     $1,757,850
===============================================================================================================

(a) A substitution of EQ/Technology Portfolio for AXA Premier VIP Technology occurred on May 14, 2004 (See Note 5).

The accompanying notes are an integral part of these financial statements.

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


------------------------------
Notes to Financial Statements
December 31, 2004
------------------------------

1. Organization

   Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled), and 66 (collectively, the Funds or Accounts) of AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable"), a subsidiary of AXA Financial, Inc., were established in conformity with the New York State Insurance Law. Pursuant to such law, to the extent provided in the applicable contracts, the net assets in the Funds are not chargeable with liabilities arising out of any other business of AXA Equitable. These financial statements reflect the total net assets and results of operations for Separate Account Nos. 13, 10, 4, 3 and 66. Annuity contracts available through AXA Equitable are the Momentum Strategy, Retirement Investment Account ("RIA"), Members Retirement Program ("MRP"), American Dental Association Members Retirement Program ("ADA") and Equi-Pen-Plus ("EPP") (collectively, the Plans). Institutional reflects investments in Funds by group annuity contracts issued by AXA Equitable. Assets of the Plans and Institutional are invested in a number of investment Funds (available Funds vary by Plan).

   Separate Account No. 66 consists of 29 investment options. The Account invests in shares of mutual funds of EQ Advisors Trust ("EQAT") and AXA Premier VIP Trust ("VIP") (collectively "The Trusts"). The Trusts are open-end diversified management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Account.

   The contractowners invest in Separate Account Nos. 13, 10, 4, 3 and 66 under the following respective names:

    Momentum Strategy

    Separate Account No. 13   The Alliance Bond Fund
    Separate Account No. 10   The Alliance Balanced Fund
    Separate Account No. 4    The Alliance Growth Equity Fund
    Separate Account No. 3    The Alliance Mid Cap Growth Fund

    RIA

    Separate Account No. 13   The Alliance Bond Fund
    Separate Account No. 10   The Alliance Balanced Fund
    Separate Account No. 4    The Alliance Common Stock Fund
    Separate Account No. 3    The Alliance Mid Cap Growth Fund

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2004
-----------------------------------------

1. Organization (Continued)

    Separate Account No. 66:   AXA Premier VIP High Yield(1)       EQ/Equity 500 Index
                               AXA Premier VIP Technology          EQ/Evergreen Omega
                               EQ/Alliance Growth and Income       EQ/FI Mid Cap
                               EQ/Alliance Intermediate            EQ/FI Small/Mid Cap Value
                                Government Securities              EQ/Janus Large Cap Growth
                               EQ/Alliance International           EQ/JP Morgan Value
                               EQ/Alliance Premier Growth           Opportunities(3)
                               EQ/Alliance Quality Bond            EQ/Lazard Small Cap Value
                               EQ/Alliance Small Cap Growth        EQ/Marsico Focus
                               EQ/Bernstein Diversified Value      EQ/Mercury Basic Value Equity
                               EQ/Calvert Socially Responsible     EQ/Mercury International Value
                               EQ/Capital Guardian Growth(2)       EQ/MFS Emerging Growth
                               EQ/Capital Guardian International    Companies
                               EQ/Capital Guardian Research        EQ/MFS Investors Trust
                               EQ/Capital Guardian U.S. Equity     EQ/Money Market
                               EQ/Emerging Markets Equity

    MRP

    Separate Account No. 10    The Alliance Balanced Fund
    Separate Account No. 4     The Alliance Growth Equity Fund
    Separate Account No. 3     The Alliance Mid Cap Growth Fund
    Separate Account No. 66:   AXA Premier VIP Technology          EQ/Capital Guardian Research
                               EQ/Alliance Intermediate            EQ/Capital Guardian U.S. Equity
                                Government Securities              EQ/Equity 500 Index
                               EQ/Alliance International           EQ/FI Small/Mid Cap Value
                               EQ/Bernstein Diversified Value      EQ/MFS Emerging Growth
                               EQ/Calvert Socially Responsible      Companies
                               EQ/Capital Guardian International   EQ/Small Company Index

    ADA

    Separate Account No. 4   The Growth Equity Fund

    EPP

    Separate Account No. 10   The Alliance Balanced Fund
    Separate Account No. 4    The Alliance Common Stock Fund

    Institutional

    Separate Account No. 13   Intermediate Duration Bond Account
    Separate Account No. 10   Strategic Balanced Management Account
    Separate Account No. 4    Growth Stock Account
    Separate Account No. 3    Mid Cap Growth Stock Account

-----------
(1) Formerly known as EQ/High Yield.
(2) Formerly known as EQ/Putnam Voyager.
(3) Formerly known as EQ/Putnam Growth & Income Value.

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2004
-----------------------------------------

1. Organization (Concluded)

   Under applicable insurance law, the assets and liabilities of the Accounts are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Accounts' assets attributable to the contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct. The excess of assets over reserves and other contract liabilities, if any, in Separate Account Nos. 4 and 66 may be transferred to AXA Equitable's General Account. AXA Equitable's General Account is subject to creditor rights.

   The amount retained by AXA Equitable in Separate Account Nos. 4 and 66 arises principally from (1) contributions from AXA Equitable, (2) expense risk charges accumulated in the account, and (3) that portion, determined ratably, of the account's investment results applicable to those assets in the account in excess of the net assets for the contracts. Amounts retained by AXA Equitable are not subject to charges for expense risks.


2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

   On December 29, 2003, The American Institute of Certified Public Accountants issued Statement of Position 03-05, "Financial Highlights of Separate
   Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies," which was effective for the December 31, 2003 financial statements. Adoption of the new requirements did not have a significant impact on the Account's financial position or results of operations.

   Investment securities for Separate Account Nos. 13, 10, 4 and 3 are valued as follows:

   Stocks listed on national securities exchanges and certain over-the-counter issues traded on the National Association of Securities Dealers, Inc. Automated Quotation (NASDAQ) national market system are valued at the last sale price, or, if there is no sale, at the latest available bid price.

   Foreign securities not traded directly, or in American Depository Receipt
   (ADR) form in the United States, are valued at the last sale price in the local currency on an exchange in the country of origin. Foreign currency is converted into its U.S. dollar equivalent at current exchange rates.

   Forward contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

   United States Treasury securities and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities are valued at representative quoted prices.

   Long-term (i.e., maturing in more than a year) publicly traded corporate bonds are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where AXA Equitable and Alliance deem it appropriate to do so, an over-the-counter or exchange quotation may be used.

   Convertible preferred stocks listed on national securities exchanges are valued at their last sale price or, if there is no sale, at the latest available bid price.

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2004
-----------------------------------------

2. Significant Accounting Policies (Continued)

   Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more major dealers in such securities; where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stock.

   Other assets that do not have a readily available market price are valued at fair value as determined in good faith by AXA Equitable's investment officers.

   Short-term debt securities purchased directly by the AXA Equitable Funds which mature in 60 days or less are valued at amortized cost. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices.

   The value of the investments in Separate Account No. 66 held in the Trusts is calculated by multiplying the number of shares held in each Portfolio by the net asset value per share of that Portfolio determined as of the close of business each day. The net asset value is determined by the Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities. For Separate Account No. 66, realized gains and losses include
   (1) gains and losses on redemptions of Trust shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on Trust investment transactions. Dividends and distributions of capital gains of the Trusts are automatically reinvested on the ex-dividend date.

   Security transactions are recorded on the trade date. Amortized cost of debt securities where applicable are adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date; interest income (including amortization of premium and discount on securities using the effective yield method) is accrued daily. Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold.

   Transactions denominated in foreign currencies are recorded at the rate prevailing at the date of such transactions. Asset and liability accounts that are denominated in a foreign currency are adjusted to reflect the current exchange rate at the end of the period. Transaction gains or losses resulting from changes in the exchange rate during the reporting period or upon settlement of the foreign currency transactions are reflected under "Realized and Unrealized Gain (Loss) on Investments" in the Statement of Operations.

   Separate Account No. 10 may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign security holdings.

   Forward contracts are agreements to buy or sell a foreign currency for a set price in the future. During the period the forward contracts are open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. The realized gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. The use of forward transactions involves the risk of imperfect correlation in movements in the price of forward contracts, interest rates and the underlying hedged assets.

   Forward contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these forward contracts reflect the extent of the Fund's exposure to off-balance sheet risk. The Fund bears the market risk that arises from any changes in security values. Forward contracts are entered into directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to the contract. There is no daily margin settlement and

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2004
-----------------------------------------

2. Significant Accounting Policies (Concluded)

   the fund is exposed to the risk of default by the counterparty.

   At December 31, 2004, Separate Account No. 10 had no outstanding forward currency contracts to buy/sell foreign currencies.

   Net assets allocated to contracts in the payout period are computed according to various mortality tables, depending on the year the benefits were purchased. The tables used are the 1971 GAM table, the 1983 GAM table, and the 1994 GAR. The assumed investment returns vary by contract and range from 4 percent to 6.5 percent. The contracts are participating group annuities, and, thus, the mortality risk is borne by the contractholder, as long as the contract has not been discontinued. AXA Equitable retains the ultimate obligation to pay the benefits if the contract funds become insufficient and the contractholder elects to discontinue the contract.

   Amounts due to/from the General Account or receivable/payable for policy related transactions represent receivables/payables for policy related transactions predominately related to premiums, surrenders and death benefits.

   Payments received from contractowners represent participant contributions under the contracts (excluding amounts allocated to the guaranteed interest option, reflected in the General Account). The amount allocated to the guaranteed interest option earns interest at the current guaranteed interest rate which is an annual effective rate.

   The operations of the Account are included in the federal income tax return of AXA Equitable, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to contracts participating in the Funds by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of the contracts participating in the Account. Accordingly, no provision for federal income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax incurred which is applicable to the Account if the law is changed.


3. Purchases and Sales on Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows for Separate Account No. 66:

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2004
-----------------------------------------

3. Purchases and Sales on Investments (Concluded)

                                                     Purchases      Sales
                                                   ------------ ------------
AXA Premier VIP High Yield ....................... $  220,764   $  342,940
AXA Premier VIP Technology .......................  3,499,915    1,998,706
EQ/Alliance Growth & Income ......................    807,168    2,603,153
EQ/Alliance Intermediate Government Sec. .........  2,316,094    3,475,911
EQ/Alliance International ........................  2,851,636    3,695,674
EQ/Alliance Premier Growth .......................     81,563      302,731
EQ/Alliance Quality Bond .........................    289,794    1,074,263
EQ/Alliance Small Cap Growth .....................    164,617      816,392
EQ/Bernstein Diversified Value ...................  3,188,255    1,446,155
EQ/Calvert Socially Responsible ..................    335,173       84,089
EQ/Capital Guardian Growth .......................        913       12,157
EQ/Capital Guardian International ................    623,152      245,571
EQ/Capital Guardian Research .....................  1,132,041    1,082,795
EQ/Capital Guardian U.S. Equity ..................    812,592      384,933
EQ/Emerging Market Equity ........................    154,248      204,101
EQ/Equity 500 Index ..............................  4,135,617    3,170,538
EQ/Evergreen Omega ...............................      2,068          676
EQ/FI Mid Cap ....................................    221,049      216,432
EQ/FI Small/Mid Cap Value ........................  2,774,166    1,523,991
EQ/Janus Large Cap Growth ........................     27,252        1,818
EQ/JP Morgan Value Opportunities .................     79,489       69,894
EQ/Lazard Small Cap Value ........................    374,293      285,505
EQ/Marsico Focus .................................    143,370       70,808
EQ/Mercury Basic Value Equity ....................    236,038      272,685
EQ/Mercury International Value ...................     45,164      167,924
EQ/MFS Emerging Growth Companies .................    708,566      515,526
EQ/MFS Investors Trust ...........................      2,168          397
EQ/Money Market ..................................    454,485    1,518,798
EQ/Small Company Index ...........................  1,111,155      304,659

Investment Security Transactions

For the year ended December 31, 2004, investment security transactions, excluding short-term debt securities, were as follows for Separate Account Nos. 13, 10, 4 and 3:

                                            Purchases                        Sales
                                  ----------------------------- -------------------------------
                                      Stocks          U.S.           Stocks           U.S.
                                     and Debt      Government       and Debt       Government
               Fund                 Securities    and Agencies     Securities     and Agencies
-----------------------------------------------------------------------------------------------
Separate Account No. 13 ......... $ 66,229,464    $94,810,723    $144,783,780    $107,953,656
Separate Account No. 10 .........  204,782,037     32,115,659     221,618,619      31,339,871
Separate Account No. 4 ..........  419,111,171             --     481,601,731              --
Separate Account No. 3 ..........  153,056,435             --     161,052,174              --

4. Related Party Transactions

   In Separate Account No. 66 the assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of the Trusts. Shares are offered by the Trusts at net asset value. Shares in

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2004
-----------------------------------------

4. Related Party Transactions (Concluded)

   which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the Trusts. The Rule 12b-1 Plans provide that the Trusts, on behalf of each Portfolio, may charge annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares.

   AXA Equitable serves as investment manager of the Trusts and as such receives management fees for services performed in its capacity as investment manager of the Trusts. AXA Equitable oversees the activities of the investment advisors with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisors. Fees generally vary depending on net asset levels of individual portfolios and range from a low of 0.25% to a high of 1.15% of average daily net assets. AXA Equitable as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC, affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

   Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for the EQ/Alliance Portfolios; EQ/Equity 500 Index, and EQ/Bernstein Diversified Value and Separate Accounts 13, 10, 4 and 3; as well as a portion of AXA Premier VIP High Yield and EQ/Money Market. Alliance is a publicly traded limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors is an affiliate of AXA Equitable, and a distributor and principal underwriter of the contracts and the Account. AXA Advisors is registered with the Securities and Exchange Commission ("SEC") as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

   The contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries (affiliates of AXA Equitable). AXA Advisors receives commissions and other service-related payments under its distribution agreement with AXA Equitable and its networking agreement with AXA Network.

   AXA Equitable, Alliance, and AXA Advisors seek to obtain the best price and execution of all orders placed for the portfolios of the Equitable Funds considering all circumstances. In addition to using brokers and dealers to execute portfolio security transactions for accounts under their management, AXA Equitable, Alliance, and AXA Advisors may also enter into other types of business and securities transactions with brokers and dealers, which will be unrelated to allocation of the AXA Equitable Funds' portfolio transactions.

   At December 31, 2004, interests of retirement and investment plans for employees, managers and agents of AXA Equitable in Separate Account Nos. 4 and 3 aggregated $203,244,109 (27.8%) and $72,002,621 (59.2%), respectively, of the net assets in these Funds.


5. Substitutions/Reorganizations

   On May 14, 2004 The AXA Premier VIP Technology acquired all the net assets of EQ/Technology pursuant to a substitution transaction. For accounting purposes this transaction was treated as a merger. The substitution was

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2004
-----------------------------------------

5. Substitutions/Reorganizations (Concluded)

   accomplished by a tax free exchange of 388,230 of Class B shares of EQ/Technology (valued at $1,580,874) for 190,938 of Class B shares of AXA Premier VIP Technology (valued at $1,580,874). The AXA Premier VIP was not held by the Account before the merger, therefore the aggregate net assets of EQ/Technology and AXA Premier VIP Technology Portfolios before and after the substitution were $1,580,874.

   Reorganizations

   The EQ/High Yield Portfolio, a fund of EQAT, was merged into the AXA Premier VIP High Yield Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003.


6. Asset Charges

   Charges and fees relating to the Funds are paid to AXA Equitable and are deducted in accordance with the terms of the various contracts which participate in the Funds. Depending upon the terms of a contract, sales-related fees and operating expenses are paid (i) by a reduction of an appropriate number of Fund Units or (ii) by a direct payment.

   Momentum Strategy

   Fees with respect to the Momentum Strategy contracts are as follows:

   Daily Separate Account Charge:

   On a daily basis a charge at an annual rate of 1.25% for Separate Account 4, 10 and 13, 1.40% for Separate Account 3 (maximum charge is 1.40%); is deducted from the net assets attributable to the Momentum Strategy units. This fee is to cover expense risk, mortality risk, other charges and operating expenses of the contract.

   Administrative Fees:

   Participant Administrative Charge -- At the end of each calendar quarter, a maximum record maintenance and report fee of $3.75 ($15.00 per year) is either deducted from the Participant Retirement Account Value or billed to the employer. No charge is assessed if average account value is at least $20,000. Additionally, the Participant Retirement Account Value is assessed for the fee if the charge is not paid by the employer or the plan has less than 10 participants in the contract.

   Plan Recordkeeping Service Charge with Checkwriting -- Employers electing plan recordkeeping with checkwriting services are subject to a charge of $25 per check. These amounts are withdrawn from the Participant Retirement Account Value before withdrawal.

   Loan Charge -- A loan set up charge of $25 is made at the time the loan is set up. This is a one time charge per active loan. Quarterly loan recordkeeping charge is $6 per outstanding loan. Charge is deducted from the Participant Retirement Account Value.

   Contingent Withdrawal Charge -- Certain withdrawals are subject to defined contingent withdrawal charges. The maximum charge is 6% of the total plan assets withdrawn. Charge is deducted from the Participant Retirement Account Value in addition to the amount withdrawn.

   State Premium and other applicable taxes -- charge for state premium and other applicable taxes deducted is designed to approximate certain taxes that may be imposed. When applicable, this amount is deducted from contributions. Generally, the charge is deducted from the amount applied to provide an annuity payout option.

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2004
-----------------------------------------

6. Asset Charges (Continued)

   Operating and Expense Charges:

   In addition to the charges and fees mentioned above, the Funds are charged for certain costs and expenses directly related to their operations. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports. These charges and fees are reflected as reductions of unit value.

   RIA

   Charges and fees relating to the Funds are paid to AXA Equitable and are deducted in accordance with the terms of the various contracts which participate in the Funds. Depending upon the terms of a contract, sales-related fees and operating expenses are paid (i) by a reduction of an appropriate number of Fund Units or (ii) by a direct payment. Fees with respect to the Retirement Investment Account (RIA) contracts are as follows:

   Investment Management Fee:

   An annual fee of 0.50% of the net assets attributable to RIA units is assessed for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds. These fees are reflected as a reduction of the RIA Unit Value.

   Administrative Fees:

   Contracts investing in the Funds are subject to certain administrative expenses according to contract terms. Depending upon the terms of a contract, fees are paid (i) by a reduction of an appropriate number of Fund units or
   (ii) by a direct payment. These fees may include:

   Ongoing Operations Fee -- An expense charge is made based on the combined net balances of each fund. Depending upon when the employer adopted RIA, the monthly rate ranges from 1/12 of 1.25% to 1/12 of 0.50% or from 1/12 of 1.25% to 1/12 of 0.25%.

   Participant Recordkeeping Services Charge -- Employers electing RIA's optional Participant Recordkeeping Services are subject to an annual charge of $25 per employee-participant under the employer plan.

   Contingent Withdrawal Charge -- Certain withdrawals are subject to defined contingent withdrawal charges. The maximum charge is 6% of the total plan assets withdrawn.

   Loan Fee -- A loan fee equal to 1% of the amount withdrawn as loan principal is deducted on the date the plan loan is made.

   Operating and Expense Charges:

   In addition to the charges and fees mentioned above, the Funds are charged for certain costs and expenses directly related to their operations. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports. These charges and fees are reflected as reductions of unit value.

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2004
-----------------------------------------

6. Asset Charges (Continued)

   MRP

   Charges and fees relating to the Funds paid to AXA Equitable are deducted in accordance with the terms of the various contracts which participate in the Funds. With respect to the Members Retirement Program these expenses consist of investment management and accounting fees, program expense charge, direct expenses and record maintenance and report fees. These charges and fees are paid to AXA Equitable and are recorded as expenses in the accompanying Statement of Operations. Fees with respect to the Members Retirement Program contracts are as follows:

   The below discusses expenses related to Separate Accounts Nos. 3, 4 and 10:

   o Program Expense Charge--An expense charge is made at an effective annual rate of 1.00% of the combined value of all investment options maintained under the contract with AXA Equitable and is deducted monthly.

   o Investment Management Fees--An expense charge is made daily at an effective annual rate of 0.50% of the net assets of the Alliance Growth Equity and Alliance Balanced Funds and an effective annual rate of 0.65% for the Alliance Mid Cap Growth Fund.

   o Direct Operating and Other Expenses--In addition to the charges and fees mentioned above, the Funds are charged for certain costs and expenses directly related to their operations. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports. These charges and fees are reflected as a reduction of the unit value.

   o A record maintenance and report fee of $3.75 is deducted quarterly as a liquidation of fund units.

   ADA

   Charges and fees relating to the Funds are deducted in accordance with the terms of the various contracts which participate in the Fund. Depending upon the terms of a contract, sales-related fees and operating expenses are paid
   (i) by a reduction of an appropriate number of Fund Units or (ii) by a direct payment. These charges and fees are paid to AXA Equitable and are recorded as expenses in the accompanying Statement of Operations. Fees with respect to the American Dental Association Members Retirement Program are as follows:

   Investment Management and Administration Fees (Investment Management Fees):

   AXA Equitable receives a fee based on the value of the Growth Equity Fund at a monthly rate of 1/12 of (i) 0.29 of 1% of the first $100 million and (ii)
   0.20 of 1% of the excess over $100 million of its ADA Program assets.

   An Administrative fee is charged at a daily rate of 0.15% of average daily net assets.

   Operating and Expense Charges:

   Program Expense Charge -- In the years prior to May 1, 2003 the expense charge was made on the combined value of all investment options maintained under the contract with AXA Equitable at a monthly rate 1/12 of (i) 0.655 of 1% of the first $400 million and (ii) 0.650 of 1% of the excess over $400 million.

   Effective May 1, 2003 an expense charge is made on the combined value of all investment options maintained under the contract with AXA Equitable at a monthly rate of 1/12 of (i) 0.655 of 1% of the first $400 million and (ii)
   0.650 of 1% of the excess over $400 million.

   A portion of the Program Expense Charge assessed by AXA Equitable is made on behalf of the ADA and is equal

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2004
-----------------------------------------

6. Asset Charges (Continued)

   to a monthly rate of 1/12 for (i) 0.025 of 1% of the first $400 million and
   (ii) 0.020 of 1% of the excess over $400 million. For 2003 and 2002, respectively, the portion of the Program Expense Charge paid to the ADA has been reduced to 0.00% for all asset levels but the ADA's portion could be increased in the future.

   Other Expenses -- In addition to the charges and fees mentioned above, the Fund is charged for certain costs and expenses directly related to its operations. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports. A record maintenance and report fee of $3 is deducted quarterly from each participant's aggregate account balance. For clients with Investment Only plans, a record maintenance fee of $1 is deducted quarterly.

   EPP

   Charges and fees relating to the Funds are paid to AXA Equitable and are deducted in accordance with the terms of the various contracts, which participate in the Funds. Depending upon the terms of a contract, sales-related fees and operating expenses are paid (i) by a reduction of an appropriate number of Fund Units or (ii) by a direct payment. Fees with respect to the Equi-Pen-Plus Master Plan and Retirement Trust are as follows:

   Investment Management Fee:

   An annual fee of 0.25% of the total plan and trust net assets held in each Separate Account is deducted daily. This fee is reflected as reduction in EPP unit value.

   Administrative Fees:

   Ongoing Operations Fee -- An expense charge is made based on each client's combined balance of Master Plan and Trust net assets in the Separate and Fixed Income Accounts at a monthly rate of 1/12 of (i) 1% of the first $500,000, (ii) 0.75% of the next $500,000 and (iii) 0.50% of the excess over $1,000,000.

   Participant Recordkeeping Services Charge -- Employers electing Equi-Pen-Plus's optional Participant Recordkeeping Services are subject to an annual charge of $25 per employee-participant under the employer plan.

   Withdrawal Charge -- A charge is applied if the client terminates plan participation in the Master Retirement Trust and if the client transfers assets to another funding agency before the fifth anniversary of the date AXA Equitable accepts the participation agreement. The redemption charge is generally paid via a liquidation of units held in the fund and will be based on the following schedule:

    For Terminating Occurring In:        Redemption Charge:
   ------------------------------- ------------------------------
      Years 1 and 2 ...........    3% of all Master Trust assets
      Years 3 and 4 ...........    2% of all Master Trust assets
      Year 5 ..................    1% of all Master Trust assets
      After Year 5 ............    No Redemption Charge

   Operating and Expense Charges:

   In addition to the charges and fees mentioned above, the Funds are charged for certain costs and expenses directly related to their operations. These may include custody, audit and printing of reports. These charges and fees are reflected as reduction of unit value.

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2004
-----------------------------------------

6. Asset Charges (Concluded)

   Institutional

   Asset Management Fees

   Asset management fees are charged to clients investing in the Separate Accounts. The fees are based on the prior month-end net asset value (as defined) of each client's aggregate interest in AXA Equitable's Separate Accounts, and are determined monthly. Clients can either pay the fee directly by remittance to the Separate Account or via liquidation of units held in the Separate Accounts. The fees are calculated for each client in accordance with the schedule set forth below:


       Each Client's Aggregate Interest     Annual Rate
   --------------------------------------- -------------
         Minimum Fee ..................... $5,000
         First $2 million.................  0.85 of 1%
         Next $3 million..................  0.60 of 1%
         Next $5 million..................  0.40 of 1%
         Next $15 million.................  0.30 of 1%
         Next $75 million.................  0.25 of 1%
         Excess over $100 million.........  0.20 of 1%

   There is an additional charge made to clients utilizing AXA Equitable's Active Investment Management Service (AIMS). The service is optional and delegates to AXA Equitable the responsibility for actively managing the client's assets among AXA Equitable's Separate Accounts. In the event that the client chooses this service, the additional fee is based on the combined net asset value of the client's assets in the Separate Accounts. Clients electing this service either pay the fee directly by remittance to the Separate Account or via liquidation of units held in the Separate Account. The charge is assessed on a monthly basis at the annual rates shown below:


     Client's Aggregate Interest    Annual Rate
   ------------------------------- ------------
         Minimum Fee ............. $2,500
         First $5 million......... 0.100%
         Next $5 million.......... 0.075%
         Next $5 million.......... 0.050%
         Over $15 million......... 0.025%

   Asset management fees, asset allocation fees and AIMS fees are paid to AXA Equitable.

   Administrative Fees

   Certain client contracts provide for a fee for administrative services to be paid directly to AXA Equitable. This administrative fee is calculated according to the terms of the specific contract and is generally paid via a liquidation of units held in the funds in which the contract invests. Certain of these client contracts provide for administrative fees to be paid through a liquidation of units from a Short-term liquidity account. The payment of the fee for administrative services has no effect on other separate account clients or the unit values of the separate accounts.

   Operating and Expense Charges

   In addition to the charges and fees mentioned above, the Separate Accounts are charged for certain costs and expenses directly related to their operations. These charges may include custody and audit fees, and result in reduction of Separate Account unit values.

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2004
-----------------------------------------

6. Asset Charges (Concluded)

   Administrative fees paid through a liquidation of units in Separate Account No. 66 are shown in the Statements of Changes in Net Assets as Contract maintenance charges. The aggregate of all other fees are included in Asset-based charges in the Statements of Operations. Asset-based charges are comprised of accounting and administration fees.


7. Changes in Units Outstanding

   Accumulation units issued and redeemed during the year ended December 31, 2004 were (in thousands):

   Separate Account Nos. 13, 10, 4 and 3:
   --------------------------------------

                                                               Alliance             Alliance
                                                               Bond Fund         Balanced Fund
                                                          ------------------- --------------------
                                                             2004      2003      2004      2003
                                                          --------- --------- --------- ----------
   Momentum Strategy
   Issued ...............................................      3         2         9        5
   Redeemed .............................................     (6)       (5)       (9)     (10)
                                                          ------------------------------------
   Net Increase (Decrease) ..............................     (3)       (3)       --       (5)
                                                          ------------------------------------

                                                            Alliance Growth    Alliance Mid Cap
                                                              Equity Fund         Growth Fund
                                                          ------------------- -------------------
                                                             2004      2003      2004      2003
                                                          --------- --------- --------- ---------
   Momentum Strategy
   Issued ...............................................     1         2         5         7
   Redeemed .............................................    (2)       (1)       (6)       (2)
                                                          -------------------------------------
   Net Increase (Decrease) ..............................    (1)        1        (1)        5
                                                          -------------------------------------

                                Alliance         Alliance        Alliance Common   Alliance Mid Cap
                               Bond Fund       Balanced Fund       Stock Fund         Growth Fund
                            ---------------- ----------------- ------------------- -----------------
                             2004     2003     2004     2003      2004      2003     2004     2003
                            ------ --------- -------- -------- ---------- -------- -------- --------
   RIA
   Issued ................. --        --         20       27        4          6        6       11
   Redeemed ............... --        (2)       (72)     (71)     (12)       (19)     (22)     (23)
                            ----------------------------------------------------------------------
   Net (Decrease) ......... --        (2)       (52)     (44)      (8)       (13)     (16)     (12)
                            ----------------------------------------------------------------------

   There were no significant unit issuance and redemption activities related to RIA for Stable Value Fund during the year 2004.



                                          Alliance          Alliance Growth      Alliance Mid Cap
                                        Balanced Fund         Equity Fund          Growth Fund
                                     ------------------- ---------------------- ------------------
                                        2004      2003       2004       2003       2004     2003
                                     --------- --------- ----------- ---------- --------- --------
   MRP
   Issued ..........................     161       149       260         39         237      135
   Redeemed ........................    (190)     (115)     (266)       (40)       (217)     (86)
                                      ----------------------------------------------------------
   Net Increase (Decrease) .........     (29)       34        (6)        (1)         20       49
                                      ----------------------------------------------------------

                                 Alliance
                                  Common             Alliance
                                Stock Fund        Balanced Fund
                            ------------------- ------------------
                               2004      2003     2004      2003
                            --------- --------- -------- ---------
   EPP
   Issued .................   2         1           7        2
   Redeemed ...............  (6)       (3)        (33)      (3)
                            -----------------------------------
   Net (Decrease) .........  (4)       (2)        (26)      (1)
                            -----------------------------------

   Accumulation units issued and redeemed during the years ended December 31, were (in thousands):

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2004
-----------------------------------------

7. Changes in Units Outstanding (Continued)


                                     The Growth Equity Fund
                                     ----------------------
                                         2004       2003
   ADA                               ----------- ---------
   Issued ..........................     140         147
   Redeemed ........................    (149)       (137)
                                      ------------------
   Net Increase (Decrease) .........      (9)         10
                                      ------------------


                                                          Alliance
                                                          Balanced       Alliance Growth     Alliance Mid Cap
                                     Alliance Bond Fund     Fund           Equity Fund          Growth Fund
                                     ------------------ ------------- --------------------- -------------------
                                       2004      2003    2004   2003     2004       2003       2004      2003
   Institutional                     -------- --------- ------ ------ ---------- ---------- --------- ---------
   Issued ..........................      3         2     --     --        5          8          1         1
   Redeemed ........................    (15)       (8)    --     --      (12)       (13)        (1)       (2)
                                      ------------------------------------------------------------------------
   Net Increase (Decrease) .........    (12)       (6)    --     --       (7)        (5)         --       (1)
                                      ------------------------------------------------------------------------

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2004
-----------------------------------------

7. Changes in Units Outstanding (Continued)

   Separate Account No. 66
   -----------------------

                                                               AXA
                                                             Premier
                                       AXA Premier VIP         VIP           EQ/Alliance
                                         High Yield       Technology(a)   Growth and Income
                                     ------------------- --------------- -------------------
                                        2004      2003         2004         2004      2003
                                     --------- --------- --------------- ---------- --------
   RIA
   Net Issued ......................       1         1           4           3          5
   Net Redeemed ....................      (2)       (2)         (1)        (11)       (17)
                                       ---------------------------------------------------
   Net Increase (Decrease) .........      (1)       (1)          3          (8)        12
                                       ---------------------------------------------------
   MRP (j)
   Net Issued ......................      --        --          146         --         --
   Net Redeemed ....................      --        --          (31)        --         --
                                       ---------------------------------------------------
   Net Increase (Decrease) .........      --        --          115         --         --
                                       ---------------------------------------------------

                                         EQ/Alliance
                                        Intermediate
                                         Government         EQ/Alliance        EQ/Alliance         EQ/Alliance
                                         Securities        International     Premier Growth       Quality Bond
                                     ------------------- ----------------- ------------------- -------------------
                                        2004      2003     2004     2003      2004      2003      2004      2003
                                     ---------- -------- -------- -------- --------- --------- --------- ---------
   RIA
   Net Issued ......................      6         10        4        6         1         2         1         5
   Net Redeemed ....................    (11)       (10)     (18)     (19)       (5)       (8)       (6)       (9)
                                       -------------------------------------------------------------------------
   Net Increase (Decrease) .........     (5)        --      (14)     (13)       (4)        6        (5)       (4)
                                       -------------------------------------------------------------------------
   MRP
   Net Issued ......................     96        377      164      159        --        --        --        --
   Net Redeemed ....................    151       (168)    (137)    (121)       --        --        --        --
                                       -------------------------------------------------------------------------
   Net Increase (Decrease) .........    (55)       209       27       38        --        --        --        --
                                       -------------------------------------------------------------------------

                                                                                EQ/Calvert        EQ/Capital
                                         EQ/Alliance        EQ/Bernstein         Socially          Guardian
                                      Small Cap Growth    Diversified Value     Responsible         Growth
                                     ------------------- ------------------- ----------------- ----------------
                                        2004      2003      2004      2003     2004     2003    2004     2003
                                     --------- --------- --------- --------- -------- -------- ------ ---------
   RIA
   Net Issued ......................       1         6        10        11       --       --      --       --
   Net Redeemed ....................      (6)       (5)       (7)       (3)      --       --      --       (1)
                                       ----------------------------------------------------------------------
   Net Increase (Decrease) .........      (5)        1         3         8       --       --      --       (1)
                                       ----------------------------------------------------------------------
   MRP
   Net Issued ......................      --        --       164       149       49       53      --       --
   Net Redeemed ....................      --        --       (67)      (95)     (13)     (11)     --       --
                                       ----------------------------------------------------------------------
   Net Increase (Decrease) .........      --        --       (97)       54       36       42      --       --
                                       ----------------------------------------------------------------------

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2004
-----------------------------------------

7. Changes in Units Outstanding (Continued)


                                         EQ/Capital         EQ/Capital          EQ/Capital
                                          Guardian           Guardian            Guardian          EQ/Emerging
                                       International         Research          U.S. Equity       Markets Equity
                                     ------------------ ------------------- ------------------ -------------------
                                        2004     2003      2004      2003      2004     2003      2004      2003
                                     --------- -------- --------- --------- --------- -------- --------- ---------
   RIA
   Net Issued ......................     2          1         2        (3)        1       --         1         1
   Net Redeemed ....................    (2)        --        (1)       (6)       (1)      --        (1)       (1)
                                      --------------------------------------------------------------------------
   Net Increase (Decrease) .........    --          1         1        (3)       --       --        --        --
                                      --------------------------------------------------------------------------
   MRP
   Net Issued ......................     54        51        76        86        58       61        --        --
   Net Redeemed ....................    (17)      (17)      (74)      (43)      (17)     (15)       --        --
                                      --------------------------------------------------------------------------
   Net Increase (Decrease) .........     37        33         2        43        41       46        --        --
                                      --------------------------------------------------------------------------

                                                                                                     EQ/FI
                                          EQ/Equity       EQ/Evergreen         EQ/FI               Small/Mid
                                          500 Index           Omega           Mid Cap              Cap Value
                                     -------------------- ------------- ------------------- -----------------------
                                         2004      2003    2004   2003     2004      2003       2004        2003
                                     ----------- -------- ------ ------ --------- --------- ----------- -----------
   RIA
   Net Issued ......................       3        4      --     --        2         3           2           2
   Net Redeemed ....................      (6)      20      --     --       (3)       (1)          4          (6)
                                      ---------------------------------------------------------------------------
   Net Increase (Decrease) .........      (3)     (16)     --     --       (2)        2          (2)         (4)
                                      ---------------------------------------------------------------------------
   MRP
   Net Issued ......................     536      593      --     --       --        --         184         180
   Net Redeemed ....................    (355)     200)     --     --       --        --        (102)       (123)
                                      ---------------------------------------------------------------------------
   Net Increase (Decrease) .........     181      393      --     --       --        --          82          57
                                      ---------------------------------------------------------------------------

                                        EQ/JP Morgan
                                            Value         EQ/Janus Large       EQ/Lazard         EQ/Marsico
                                        Opportunities       Cap Growth      Small Cap Value        Focus
                                     ------------------- ---------------- ------------------- ----------------
                                        2004      2003    2004     2003      2004      2003    2004     2003
                                     --------- --------- ------ --------- --------- --------- ------ ---------
   RIA
   Net Issued ......................     1         1        1       1         1         2        1       1
   Net Redeemed ....................    (1)       (1)      --      (1)       (1)       (1)      --      (1)
                                      ----------------------------------------------------------------------
   Net Increase (Decrease) .........    --        --        1      --        --        (1)       1      --
                                      ----------------------------------------------------------------------
   MRP
   Net Issued ......................    --        --       --      --        --        --       --      --
   Net Redeemed ....................    --        --       --      --        --        --       --      --
                                      ----------------------------------------------------------------------
   Net Increase (Decrease) .........    --        --       --      --        --        --       --      --
                                      ----------------------------------------------------------------------

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2004
-----------------------------------------

7. Changes in Units Outstanding (Concluded)



                                                             EQ/Mercury                              EQ/MFS
                                         EQ/Mercury         International      EQ/MFS Emerging     Investors
                                     Basic Value Equity         Value          Growth Companies      Trust
                                     ------------------- ------------------- -------------------- ------------
                                        2004      2003      2004      2003      2004      2003     2004   2003
                                     --------- --------- --------- --------- --------- ---------- ------ -----
   RIA
   Net Issued ......................     1         2        --        --         2          4       --     --
   Net Redeemed ....................    (2)       (4)       (1)       (1)       (4)       (12)      --     --
                                      -----------------------------------------------------------------------
   Net Increase (Decrease) .........    (1)       (2)       (1)       (1)       (2)        (8)      --     --
                                      -----------------------------------------------------------------------
   MRP
   Net Issued ......................    --        --        --        --       136        206       --     --
   Net Redeemed ....................    --        --        --        --       (69)       (98)      --     --
                                      -----------------------------------------------------------------------
   Net Increase (Decrease) .........    --        --        --        --        67        108       --     --
                                      -----------------------------------------------------------------------

                                          EQ/Money           EQ/Small
                                           Market          Company Index
                                     ------------------- -----------------
                                        2004      2003     2004     2003
                                     ---------- -------- -------- --------
   RIA
   Net Issued ......................      4          7       --       --
   Net Redeemed ....................    (11)       (37)      --       --
                                      ----------------------------------
   Net Increase (Decrease) .........     (7)        30       --       --
                                      ----------------------------------
   MRP
   Net Issued ......................     --         --       97      120
   Net Redeemed ....................     --         --      (35)     (42)
                                      ----------------------------------
   Net Increase (Decrease) .........     --         --       62       78
                                      ----------------------------------

(a) A substitution of EQ/Technology Portfolio for Alliance Premier VIP Technology Portfolio occurred on May 14, 2004 (See Note 5).

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2004
-----------------------------------------

8. Accumulation Unit Values

AXA Equitable issues a number of registered group annuity contracts that allow employer plan assets to accumulate on a tax-deferred basis. The contracts are typically designed for employers wishing to fund defined benefit, defined contribution and/or 401(k) plans. Annuity contracts available through AXA Equitable are the Retirement Investment Account ("RIA"), Momentum Strategy, Momentum Select and Momentum Solutions ("Momentum series of contracts"), Members Retirement Program ("MRP"), American Dental Association Members Retirement Program ("ADA") and Equi-Pen-Plus ("EPP") (collectively, the Plans). Assets of the Plans are invested in a number of investment Funds (available Funds vary by Plan).

Institutional units presented on the Statement of Assets and Liabilities reflect investments in the Funds by clients other than contractholders of group annuity contracts issued by AXA Equitable. Institutional unit values are determined at the end of each business day. Institutional unit values reflect the investment performance of the underlying Fund for the day and charges and expenses deducted by the Fund. Contract unit values (RIA, MRP, ADA, Momentum series of contracts and EPP) reflect the same investment results as the Institutional unit values presented on the Statement of Assets and Liabilities. In addition, contract unit values reflect certain investment management and accounting fees, which vary by contract. These fees are charged as a percentage of net assets and are disclosed below for the Plans contracts in percentage terms.

Certain investment options are charged administrative expenses as a percentage of average net assets (.05% annualized for RIA, 1.00% annualized for MRP). These exclude the effect of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units. Under RIA contracts certain investment options may not be charged for Asset-based charges. Amounts appearing as Asset-based charges in the Statements of Operations for these investment options are the result of other contracts investing in Separate Account No. 66.

Shown below is accumulation unit value information for units outstanding of Separate Accounts 13, 10, 4, 3 and 66 for the periods indicated.

                                                                          Years Ended December 31,
                                                             ---------------------------------------------------
                                                                 2004         2003         2002         2001
                                                             ------------ ------------ ------------ ------------
Separate Account No. 13
Alliance Bond Fund
Momentum Strategy, 1.25%*
Unit Value, end of period ..................................   $ 134.74     $ 132.03     $ 127.31     $ 120.81
Net Assets (000's) .........................................   $     63     $    445     $    788     $    487
Number of units outstanding, end of period (000's) .........         --            3            6            4
Total Return** .............................................       2.05%        3.70%        5.38%        7.65%

Alliance Bond Fund
RIA, 0.50%*
Unit Value, end of period ..................................   $  79.38     $  77.20     $  73.91     $  69.85
Net Assets (000's) .........................................   $     67     $     89     $    193     $    888
Number of units outstanding, end of period (000's) .........          1            1            3           13
Total Return** .............................................       2.82%        4.45%        5.81%        8.89%

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company

-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2004
-----------------------------------------

8. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                             ---------------------------------------------------------------
                                                                   2004             2003             2002           2001
                                                             ---------------- ---------------- ---------------- ------------
Intermediate Duration Bond Account
Institutional
Unit Value, end of period ..................................  $  8,371.02      $  8,099.71      $  7,715.79         --
Net Assets (000's) .........................................  $    24,811      $   122,079      $   159,285         --
Number of units outstanding, end of period (000's) .........            3               15               21         --
Total Return** .............................................         3.35%            4.98%            6.34%        --

Separate Account No. 10 (o)(p)

Alliance Balanced Fund
RIA, 0.50%*
Unit Value, end of period ..................................  $    180.09      $    165.70      $    141.24     $ 153.76
Net Assets (000's) .........................................  $    33,959      $    39,883      $    40,233     $ 34,842
Number of units outstanding, end of period (000's) .........          189              241              285          227
Total Return** .............................................         8.68%           17.32%           (8.14)%      (4.43)%

Alliance Balanced Fund
Momentum Strategy, 1.25%*
Unit Value, end of period ..................................  $    125.67      $    116.51      $     99.84     $ 110.05
Net Assets (000's) .........................................  $     2,654      $     2,412      $     2,580     $  1,891
Number of units outstanding, end of period (000's) .........           21               21               26           17
Total Return** .............................................         7.86%           16.70%           (9.28)%      (4.90)%

Alliance Balanced Fund
MRP, 1.50%*
Unit Value, end of period ..................................  $     44.93      $     41.83      $     36.08     $  39.82
Net Assets (000's) .........................................  $    34,205      $    33,059      $    27,287     $ 22,096
Number of units outstanding, end of period (000's) .........          761              790              756          555
Total Return** .............................................         7.42%           15.94%           (9.38)%      (5.64)%

Alliance Balanced Fund
EPP, 0.25%*
Unit Value, end of period ..................................  $    184.94      $    169.74      $    144.31          --
Net Assets (000's) .........................................  $     3,356      $     7,494      $     6,468          --
Number of units outstanding, end of period (000's) .........           18               44               45          --
Total Return** .............................................         8.95%           17.62%           (7.91)%        --

Strategic Balanced Management Account
Institutional
Unit Value, end of period ..................................  $ 18,994.07      $ 17,388.93      $ 14,747.26          --
Net Assets (000's) .........................................  $     6,458      $     6,034      $     4,517          --
Number of units outstanding, end of period (000's) .........           --               --               --          --
Total Return** .............................................         9.23%           17.91%           (7.68)%        --

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company

-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2004
-----------------------------------------

8. Accumulation Unit Values (Continued)


                                                                                       Years Ended December 31,
                                                                    ------------------------------------------------------------
                                                                          2004            2003            2002           2001
                                                                    --------------- --------------- --------------- ------------
Separate Account No. 4

Alliance Growth Equity Fund
ADA, 1.025%*
Unit Value, end of period .......................................... $   346.74      $   302.18     $   223.26               --
Net Assets (000's) ................................................. $  283,643      $  249,918     $  182,907               --
Number of units outstanding, end of period (000's) .................        818             827            817               --
Total Return** .....................................................      14.75%          35.05%        (27.87)%             --

The Growth Equity Fund
Momentum Strategy, 1.25%*
Unit Value, end of period .......................................... $    90.90      $    79.38     $    58.54        $   82.63
Net Assets (000's) ................................................. $      483      $      435     $      299        $   1,202
Number of units outstanding, end of period (000's) .................          5               6              5               15
Total Return** .....................................................      14.51%          35.60%        (29.16)%         (18.11)%

Alliance Common Stock Fund
RIA, 0.50%*
Unit Value, end of period .......................................... $   695.74      $   602.90     $   443.82        $  611.48
Net Assets (000's) ................................................. $   20,742      $   23,093     $   22,530        $  50,100
Number of units outstanding, end of period (000's) .................         30              38             51               82
Total Return** .....................................................      15.40%          35.84%        (27.42)%         (18.37)%

Alliance Growth Equity Fund
MRP, 1.50%*
Unit Value, end of period .......................................... $   286.30      $   251.02     $   186.97        $  261.19
Net Assets (000's) ................................................. $   42,051      $   38,426     $   28,750        $  41,578
Number of units outstanding, end of period (000's) .................        147             153            154              159
Total Return** .....................................................      14.05%          34.26%        (28.42)%         (19.44)%

Alliance Common Stock Fund
EPP, 0.25%*
Unit Value, end of period .......................................... $   714.47      $   617.58     $   453.49               --
Net Assets (000's) ................................................. $   13,886      $   13,987     $   11,356               --
Number of units outstanding, end of period (000's) .................         19              23             25               --
Total Return** .....................................................      15.69%          36.18%        (27.24)%             --

Growth Stock Account
Institutional
Unit Value, end of period .......................................... $ 7,335.03      $ 6,324.43     $ 4,632.41               --
Net Assets (000's) ................................................. $  371,131      $  363,345     $  289,558               --
Number of units outstanding, end of period (000's) .................         51              57             63               --
Total Return** .....................................................      15.98%          36.53%        (27.05)%             --


Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2004
-----------------------------------------

8. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                             ---------------------------------------------------------------
                                                                   2004             2003             2002           2001
                                                             ---------------- ---------------- --------------- -------------
Separate Account No. 3

Alliance Mid Cap Growth Fund
Momentum Strategy, 1.40%*
Unit Value, end of period ..................................  $     89.89      $     75.69     $     45.97       $  65.91
Net Assets (000's) .........................................  $       745      $       691     $       205       $    630
Number of units outstanding, end of period (000's) .........            8                9               4             10
Total Return** .............................................        18.76%           64.65%         (30.26)%       (17.25)%

Alliance Mid Cap Growth Fund
RIA, 0.50%*
Unit Value, end of period ..................................  $    243.18      $    202.90     $    120.44       $ 170.69
Net Assets (000's) .........................................  $     9,205      $    10,858     $     7,945       $ 17,765
Number of units outstanding, end of period (000's) .........           38               54              66            104
Total Return** .............................................        19.85%           68.47%         (29.44)%       (17.84)%

Alliance Mid Cap Growth Fund
MRP, 1.65%*
Unit Value, end of period ..................................  $     52.60      $     44.47     $     26.74       $  38.49
Net Assets (000's) .........................................  $    23,566      $    19,026     $    10,128       $ 13,899
Number of units outstanding, end of period (000's) .........          448              428             379            361
Total Return** .............................................        18.28%           66.31%         (30.53)%       (19.04)%

Mid Cap Growth Stock Account
Institutional
Unit Value, end of period ..................................  $ 25,643.95      $ 21,289.52     $ 12,574.23             --
Net Assets (000's) .........................................  $    88,036      $    78,856     $    52,724             --
Number of units outstanding, end of period (000's) .........            3                4               4             --
Total Return** .............................................        20.45%           69.31%         (29.08)%           --

Alliance Mid Cap Growth Fund
EPP, 0.25%*
Unit Value, end of period ..................................  $    243.18      $    202.90     $    120.44       $ 170.69
Net Assets (000's) .........................................  $        30      $        25     $        35       $     40
Number of units outstanding, end of period (000's) .........           --               --              --             --
Total Return** .............................................        19.85%           68.47%         (29.44)%       (17.25)%

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2004
-----------------------------------------

8. Accumulation Unit Values (Continued)


                                                                                  Years Ended December 31,
                                                              ----------------------------------------------------------------
                                                                  2004         2003         2002         2001         2000
                                                              ------------ ------------ ------------ ------------ ------------
AXA Premier VIP High Yield
 RIA, 0.05%
 Unit value, end of period .................................. $ 189.31     $ 173.86     $ 141.56      $ 145.57    $ 144.28
 Net Assets (000's) ......................................... $  1,098     $  1,196     $  1,179      $  1,456    $  1,731
 Number of units outstanding, end of period (000's) .........        6            7            8            10          12
 Total Return** .............................................     8.89%       22.82%       (2.75)%        0.89%      (8.70)%
AXA Premier VIP Technology (n)
 RIA
 Unit value, end of period .................................. $ 109.49           --         --             --         --
 Net Assets (000's) ......................................... $    420           --         --             --         --
 Number of units outstanding, end of period (000's) .........        3           --         --             --         --
 Total Return** .............................................     9.49%          --         --             --         --
 MRP, 1.00%
 Unit value, end of period .................................. $  10.85           --         --             --         --
 Net Assets (000's) ......................................... $  1,255           --         --             --         --
 Number of units outstanding, end of period (000's) .........      115           --         --             --         --
 Total Return** .............................................     8.53%          --         --             --         --
EQ/Alliance Growth and Income 0.05%
 RIA, 0.05%
 Unit value, end of period .................................. $ 336.45     $ 298.75     $ 228.60      $ 289.75    $ 293.68
 Net Assets (000's) ......................................... $  6,248     $  7,317     $  8,226      $ 15,647    $ 17,327
 Number of units outstanding, end of period (000's) .........       19           24           36            54          59
 Total Return** .............................................    12.62%       30.69%      (21.10)%       (1.34)%      8.90%

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2004
-----------------------------------------

8. Accumulation Unit Values (Continued)


                                                                                   Years Ended December 31,
                                                              ------------------------------------------------------------------
                                                                  2004         2003          2002          2001         2000
                                                              ------------ ------------ ------------- ------------- ------------
EQ/Alliance Intermediate Government Securities 0.05%
 RIA, 0.05%
 Unit value, end of period .................................. $ 180.27     $ 176.49       $ 172.44      $ 158.49     $ 146.61
 Net Assets (000's) ......................................... $  9,879     $ 10,620       $ 10,317      $  1,268     $    733
 Number of units outstanding, end of period (000's) .........       55           60             60             8            5
 Total Return** .............................................     2.14%        2.35%          8.80%         8.10%        9.11%
 MRP, 1.00% (l)
 Unit value, end of period .................................. $  10.22     $  10.16       $  10.09            --          --
 Net Assets (000's) ......................................... $  1,755     $  2,300       $    172            --          --
 Number of units outstanding, end of period (000's) .........      171          226             17            --          --
 Total Return** .............................................     0.63%        0.69%          0.90%           --          --
EQ/Alliance International (i)
 RIA 0.05%
 Unit value, end of period .................................. $ 144.93     $ 122.39       $  90.42      $ 100.42     $ 130.25
 Net Assets (000's) ......................................... $  4,155     $  4,885       $  4,765      $  1,205     $  1,824
 Number of units outstanding, end of period (000's) .........       29           40             53            12           14
 Total Return** .............................................    18.41%       35.36%         (9.96)%      (22.90)%     (23.06)%
 MRP 1.00%
 Unit value, end of period .................................. $  16.95     $  14.48       $  10.84            --          --
 Net Assets (000's) ......................................... $ 13,912     $ 11,487       $  8,206            --          --
 Number of units outstanding, end of period (000's) .........      822          795            757            --          --
 Total Return** .............................................    17.03%       33.59%          8.40%           --          --
EQ/Alliance Premier Growth
 RIA
 Unit value, end of period .................................. $  64.86     $  59.84       $  48.57      $  70.55     $  92.79
 Net Assets (000's) ......................................... $    897     $  1,052       $  1,172      $  2,328     $  3,340
 Number of units outstanding, end of period (000's) .........       14           18             24            33           36
 Total Return** .............................................     8.44%       23.20%        (31.15)%      (23.97)%     (18.38)%
EQ/Alliance Quality Bond
 RIA 0.05%
 Unit value, end of period .................................. $ 200.31     $ 192.69       $ 185.72      $ 172.14     $ 159.04
 Net Assets (000's) ......................................... $  1,686     $  2,470       $  3,188      $  2,926     $  2,704
 Number of units outstanding, end of period (000's) .........        8           13             17            17           17
 Total Return** .............................................     3.96%        3.75%          7.89%         8.24%       11.43%
EQ/Alliance Small Cap Growth (g)
 RIA 0.05%
 Unit value, end of period .................................. $ 155.93     $ 136.53       $  96.68      $ 138.34     $ 159.12
 Net Assets (000's) ......................................... $  1,480     $  1,911       $  1,214      $  2,213     $  2,705
 Number of units outstanding, end of period (000's) .........        9           14             13            16           17
 Total Return** .............................................    14.21%       41.21%        (30.11)%      (13.06)%      13.93%

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2004
-----------------------------------------

8. Accumulation Unit Values (Continued)


                                                                                   Years Ended December 31,
                                                              -------------------------------------------------------------------
                                                                  2004         2003          2002          2001          2000
                                                              ------------ ------------ ------------- ------------- -------------
EQ/Bernstein Diversified Value (d)
 RIA
 Unit value, end of period .................................. $ 124.10     $ 109.39       $  84.97      $  98.39      $  97.35
 Net Assets (000's) ......................................... $ 12,366     $ 10,583       $  7,555      $    295            --
 Number of units outstanding, end of period (000's) .........      100           97             89             3            --
 Total Return** .............................................    13.44%       28.74%        (13.64)%        1.61%         2.01%
EQ/Bernstein Diversified Value 1.00% (d)
 MRP 1.00%
 Unit value, end of period .................................. $  12.20     $  10.89       $   8.57      $  10.08            --
 Net Assets (000's) ......................................... $  7,120     $  5,306       $  3,711      $  3,740            --
 Number of units outstanding, end of period (000's) .........      584          487            433           371            --
 Total Return** .............................................    12.02%       27.07%        (14.98)%        0.83%           --
EQ/Calvert Socially Responsible
 RIA
 Unit value, end of period .................................. $  86.05     $  83.07       $  64.92      $  88.27      $ 103.48
 Net Assets (000's) ......................................... $      1           --             --            --      $  2,173
 Number of units outstanding, end of period (000's) .........       --           --             --            --            21
 Total Return** .............................................     3.59%       27.96%        (26.45)%      (14.70)%       (2.91)%
EQ/Calvert Socially Responsible 1.00%
 MRP 1.00% (k)
 Unit value, end of period .................................. $   7.57     $   7.41       $   5.87      $   8.10      $   9.63
 Net Assets (000's) ......................................... $  1,008     $  7,735       $    332      $    292      $    116
 Number of units outstanding, end of period (000's) .........      135           99             57            36            12
 Total Return** .............................................     2.22%       26.24%        (27.58)%      (15.89)%       (1.19)%
EQ/Capital Guardian Growth
 RIA
 Unit value, end of period .................................. $  72.29     $  68.49       $  55.26      $  75.02      $  99.31
 Net Assets (000's) ......................................... $     38     $     47       $     96      $    150      $    397
 Number of units outstanding, end of period (000's) .........        1            1              2             2             4
 Total Return** .............................................     5.53%       23.95%        (26.34)%      (24.46)%      (17.77)%
EQ/Capital Guardian International
 RIA
 Unit value, end of period .................................. $ 105.37     $  92.75       $  69.94      $  82.32      $ 104.06
 Net Assets (000's) ......................................... $    199     $    144       $     74      $     82      $    832
 Number of units outstanding, end of period (000's) .........        2            2              1             1             8
 Total Return** .............................................    13.61%       32.61%        (15.04)%      (20.88)%      (19.09)%
EQ/Capital Guardian International 1.00%
 MRP 1.00% (n)
 Unit value, end of period .................................. $   9.90     $   8.82       $   6.74      $   8.05            --
 Net Assets (000's) ......................................... $    919     $    489       $    148      $     24            --
 Number of units outstanding, end of period (000's) .........       92           55             22             3            --
 Total Return** .............................................    12.23%       30.86%        (16.27)%      (19.52)%          --

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2004
-----------------------------------------

8. Accumulation Unit Values (Continued)


                                                                                   Years Ended December 31,
                                                              ------------------------------------------------------------------
                                                                  2004         2003          2002         2001          2000
                                                              ------------ ------------ ------------- ------------ -------------
EQ/Capital Guardian Research (h)
 RIA
 Unit value, end of period .................................. $ 120.11     $ 108.30       $  82.36    $ 109.33       $ 111.58
 Net Assets (000's) ......................................... $    803     $    646       $    724    $    109       $    112
 Number of units outstanding, end of period (000's) .........        7            6              9           1              1
 Total Return** .............................................    10.90%       31.49%        (24.67)%     (2.02)%         5.91%
 MRP 1.00% (j)
 Unit value, end of period .................................. $  15.44     $  14.10       $  10.87        --               --
 Net Assets (000's) ......................................... $  5,657     $  5,142       $  3,489        --               --
 Number of units outstanding, end of period (000's) .........      365          364            321        --               --
 Total Return** .............................................     9.53%       29.72%          8.70%       --               --
EQ/Capital Guardian U.S. Equity (f)
 RIA
 Unit value, end of period .................................. $ 116.82     $ 106.85       $  78.34    $ 102.63       $ 104.73
 Net Assets (000's) ......................................... $    302     $    362       $    244    $    205             --
 Number of units outstanding, end of period (000's) .........        3            3              3           2             --
 Total Return** .............................................     9.33%       36.39%        (23.67)%     (2.01)%         3.58%
 MRP 1.00% (h)
 Unit value, end of period .................................. $  13.21     $  12.24       $   9.09        --               --
 Net Assets (000's) ......................................... $  1,410     $    789       $    164        --               --
 Number of units outstanding, end of period (000's) .........      106           64             18        --               --
 Total Return** .............................................     7.92%       34.63%         (9.09)%      --               --
EQ/Emerging Markets Equity
 RIA
 Unit value, end of period .................................. $ 224.66     $ 181.64       $ 116.49    $ 123.81       $ 130.53
 Net Assets (000's) ......................................... $    383     $    366       $    214    $    248       $    653
 Number of units outstanding, end of period (000's) .........        2            2              2           2              5
 Total Return** .............................................    23.68%       55.93%         (5.91)%     (5.15)%       (40.05)%
EQ/Equity 500 Index (e)
 RIA 0.05%
 Unit value, end of period .................................. $ 303.09     $ 274.41       $ 214.26    $ 275.50       $ 313.02
 Net Assets (000's) ......................................... $  7,176     $ 10,817       $  8,827    $ 18,459       $ 25,041
 Number of units outstanding, end of period (000's) .........       24           25             41          67             80
 Total Return** .............................................    10.45%       28.07%        (22.23)%    (11.99)%        (9.63)%
EQ/Equity 500 Index 1.00% (e)
 MRP 1.00%
 Unit value, end of period .................................. $   7.97     $   7.32       $   5.81    $   7.60       $   8.78
 Net Assets (000's) ......................................... $ 13,226     $  6,978       $  6,298    $  6,969       $  7,472
 Number of units outstanding, end of period (000's) .........    1,658        1,477          1,084         917            851
 Total Return** .............................................     8.90%       26.00%        (23.55)%    (13.44)%       (34.38)%

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2004
-----------------------------------------

8. Accumulation Unit Values (Continued)


                                                                                     Years Ended December 31,
                                                              -------------------------------------------------------------------
                                                                   2004          2003         2002          2001          2000
                                                              -------------------------------------------------------------------
EQ/Evergreen Omega
 RIA
 Unit value, end of period ..................................   $  87.09      $  81.36     $   58.87     $   77.48   $  93.36
 Net Assets (000's) .........................................   $     60      $     55     $      43     $      77       --
 Number of units outstanding, end of period (000's) .........          1             1             1             1       --
 Total Return** .............................................       7.04%        38.21%       (24.02)%      (17.01)%   (11.72)%
EQ/FI Mid Cap (b)
 RIA
 Unit value, end of period ..................................   $ 118.14      $ 101.82     $   70.90     $   86.96   $ 100.43
 Net Assets (000's) .........................................   $    657      $    598     $     269     $      87   $    100
 Number of units outstanding, end of period (000's) .........          6             6             4             1          1
 Total Return** .............................................      16.03%        43.61%       (18.47)%      (13.41)%     0.43%
EQ/FI Small/Mid Cap Value
 RIA
 Unit value, end of period ..................................   $ 156.66      $ 132.94     $   99.75     $  116.95   $ 112.45
 Net Assets (000's) .........................................   $    758      $    891     $   1,093     $     468       --
 Number of units outstanding, end of period (000's) .........          5             7            11             4       --
 Total Return** .............................................      17.85%        33.27%       (14.70)%        3.99%      5.14%
EQ/FI Small/Mid Cap Value 1.00%
 MRP 1.00%
 Unit value, end of period ..................................   $  12.90      $  11.08     $    8.43     $   10.05   $   9.81
 Net Assets (000's) .........................................   $  6,615      $  4,772     $   3,153     $   2,332   $  1,550
 Number of units outstanding, end of period (000's) .........        513           431           374           232        158
 Total Return** .............................................      16.44%        31.44%       (16.11)%        2.45%      3.70%
EQ/Janus Large Cap Growth (b)
 RIA
 Unit value, end of period ..................................   $  63.89      $  56.98     $   45.27     $   64.96   $  84.32
 Net Assets (000's) .........................................   $    180      $    136     $     106     $     195   $     84
 Number of units outstanding, end of period (000's) .........          3             2             2             3          1
 Total Return** .............................................      12.13%        25.87%       (30.31)%      (22.96)%   (15.68)%
EQ/JP Morgan Value Opportunities
 RIA
 Unit value, end of period ..................................   $ 127.11      $ 114.64     $   90.40     $  111.68   $ 119.84
 Net Assets (000's) .........................................   $    359      $    318     $     264     $     447   $    240
 Number of units outstanding, end of period (000's) .........          3             3             3             4          2
 Total Return** .............................................      10.88%        26.81%       (19.05)%       (6.81)%     6.77%
EQ/Lazard Small Cap Value
 RIA
 Unit value, end of period ..................................   $ 188.35      $ 160.84     $  117.08     $  135.90   $ 115.42
 Net Assets (000's) .........................................   $    844      $    719     $     482            --       --
 Number of units outstanding, end of period (000's) .........          4             5             4            --       --
 Total Return** .............................................      17.11%        37.37%       (13.85)%       17.73%     18.51%


Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2004
-----------------------------------------

8. Accumulation Unit Values (Continued)


                                                                                   Years Ended December 31,
                                                              ------------------------------------------------------------------
                                                                  2004         2003          2002          2001         2000
                                                              ------------ ------------ ------------- ------------- ------------
EQ/Marsico Focus (c)
 RIA
 Unit value, end of period .................................. $ 136.17     $ 123.22       $  93.97      $ 106.25          --
 Net Assets (000's) ......................................... $    399     $    290       $    145            --          --
 Number of units outstanding, end of period (000's) .........        3            2              2            --          --
 Total Return** .............................................    10.51%       31.13%        (11.56)%        6.25%         --
EQ/Mercury Basic Value Equity
 RIA
 Unit value, end of period .................................. $ 182.26     $ 164.84       $ 125.65      $ 150.76     $ 142.86
 Net Assets (000's) ......................................... $  1,259     $  1,236       $  1,135      $  1,508     $  1,143
 Number of units outstanding, end of period (000's) .........        7            8              9            10            8
 Total Return** .............................................    10.59%       31.17%        (16.66)%        5.53%       11.81%
EQ/Mercury International Value (m)
 RIA
 Unit value, end of period .................................. $ 121.64     $  99.99       $  78.10      $  93.68     $ 119.37
 Net Assets (000's) ......................................... $    282     $    357       $    373      $     94     $    239
 Number of units outstanding, end of period (000's) .........        2            4              5             1            2
 Total Return** .............................................    21.64%       28.03%        (16.63)%      (21.52)%     (12.32)%
EQ/MFS Emerging Growth Companies
 RIA
 Unit value, end of period .................................. $ 109.53     $  97.26       $  75.21      $ 114.52     $ 173.64
 Net Assets (000's) ......................................... $  1,570     $  1,469       $  1,735      $  4,352     $  9,203
 Number of units outstanding, end of period (000's) .........       14           15             23            38           53
 Total Return** .............................................    12.62%       29.31%        (34.32)%      (34.05)%     (18.84)%
EQ/MFS Emerging Growth Companies (k)
 MRP 1.00% (k)
 Unit value, end of period .................................. $   4.77     $   4.29       $   3.36      $   5.20     $   8.00
 Net Assets (000's) ......................................... $  1,737     $  1,265       $    629      $    562     $    472
 Number of units outstanding, end of period (000's) .........      362          295            187           108           59
 Total Return** .............................................    11.27%       27.68%        (35.32)%      (35.00)%     (20.00)%
EQ/MFS Investors Trust
 RIA
 Unit value, end of period .................................. $  93.50     $  83.93       $  68.77      $  87.07     $ 103.63
 Net Assets (000's) ......................................... $     54     $     47       $     43      $     87     $    104
 Number of units outstanding, end of period (000's) .........        1            1              1             1            1
 Total Return** .............................................    11.40%       22.04%        (21.02)%      (15.98)%      (0.69)%
EQ/Money Market
 RIA 0.05%
 Unit value, end of period .................................. $ 151.28     $ 149.82       $ 148.67      $ 146.56     $ 141.19
 Net Assets (000's) ......................................... $  1,610     $  2,671       $  7,065      $  5,569     $  5,930
 Number of units outstanding, end of period (000's) .........       11           18             48            38           42
 Total Return** .............................................     0.98%        0.77%          1.44%         3.80%        6.20%

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


-----------------------------------------
Notes to Financial Statements (Continued)
December 31, 2004
-----------------------------------------

8. Accumulation Unit Values (Concluded)


                                                                              Years Ended December 31,
                                                              --------------------------------------------------------
                                                                  2004        2003         2002         2001      2000
                                                              ----------- ----------- ------------- ------------ -----
EQ/Small Company Index
 MRP 1.00% (l)
 Unit value, end of period ..................................  $ 12.99     $ 11.18      $   7.76      $  9.97     --
 Net Assets (000's) .........................................  $ 2,877     $ 1,756      $    608      $   379     --
 Number of units outstanding, end of period (000's) .........      219         157            79           38     --
 Total Return** .............................................    16.15%      44.07%       (22.17)%      (0.30)%   --

(a)   Units were made available for sale on May 22, 2000.

(b)   Units were made available for sale on October 22, 2000.

(c)   Units were made available for sale on October 22, 2001.

(d) A substitution of T. Rowe Equity Income Portfolio for EQ/Bernstein Diversified Portfolio occurred on May 18, 2001. Units were made available for sale on May 18, 2001.

(e) A substitution of BT Equity 500 Index for EQ/Equity 500 Index occurred on October 6, 2000.

(f) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002.

(g) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002.

(h) A substitution of EQ/MFS Research Portfolio for EQ/Capital Guardian Research Portfolio occurred on November 22, 2002. Units were made available for sale.

(i) A substitution of EQ/Alliance Global Portfolio for EQ/Alliance International Portfolio occurred on November 22, 2002. Units were made available for sale on November 22, 2002.

(j)   Units were made available for sale on November 22, 2002.

(k)   Units were made available for sale on May 1, 2000.

(l)   Units were made available for sale on May 18, 2001.

(m) A substitution of EQ/T. Rowe Price International Portfolio for EQ/Mercury International Value Portfolio occurred on April 26, 2002.

(n) A substitution of EQ/Technology Portfolio for Alliance Premier VIP Technology Portfolio occurred on May 14, 2004 (See Note 5).

(o) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios occurred on May 18, 2001. Units were purchased in Separate Account No. 10 (Alliance Balanced Portfolio).

(p) A substitution of EQ/Alliance Growth Investors Portfolio occurred on November 22, 2002. Units were purchased in Separate Account No. 10 (Alliance Balanced Portfolio).

(*) Expenses as a percentage of Average Net Assets (0.05%, 0.25%, 0.40%, 0.50%, 1.00%, 1.025%, 1.25%, 1.40%, 1.50%, 1.65% annualized) for each period indicated charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded.

(**) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


-----------------------------------------
Notes to Financial Statements (Concluded)
December 31, 2004
-----------------------------------------

9. Investment Income Ratio

Shown below is the Investment Income Ratio throughout the periods indicated for Separate Accounts 13, 10, 4 and 3. The investment income ratio is calculated by taking the gross investment income earned divided by the average net assets of a fund during the periods indicated.

                                                      Year Ended December 31,
                                       ------------------------------------------------------
                                          2004       2003       2002       2001       2000
                                       ---------- ---------- ---------- ---------- ----------
Alliance Bond Fund ................... 3.81%      3.49%      4.25%      5.78%      6.31%
Alliance Balanced Fund ............... 2.19       2.25       2.89       3.43       3.56
Alliance Common Stock Fund ........... 0.46       0.47       0.40       0.46       0.45
Alliance Mid Cap Growth Fund ......... 0.14       0.27       0.26       0.45       0.74

Shown below is the Investment Income Ratio throughout the periods indicated for Separate Account No. 66. These amounts represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

                                                                       Six Months Ended June 30,
                                                         ------------------------------------------------------
                                                            2004       2003       2002       2001       2000
                                                         ---------- ---------- ---------- ---------- ----------
AXA Premier VIP High Yield .............................  6.25%     5.10%      8.55%      7.66%       6.81%
AXA Premier VIP Technology .............................  1.22%       --         --         --          --
EQ/Alliance Growth and Income ..........................  1.47%     1.08%      1.26%      0.91%       0.70%
EQ/Alliance Intermediate Government Securities .........  3.14%     4.29%      6.12%      4.14%       3.20%
EQ/Alliance International ..............................  2.11%     2.02%        --       1.82%       0.43%
EQ/Alliance Premier Growth .............................  0.00%       --         --       0.01%       0.75%
EQ/Alliance Quality Bond ...............................  3.65%     2.62%      3.96%      5.09%       5.60%
EQ/Alliance Small Cap Growth ...........................  0.00%       --         --       1.07%         --
EQ/Bernstein Diversified Value .........................  2.10%     1.41%      1.71%      1.34%       1.15%
EQ/Calvert Socially Responsible ........................  0.00%       --         --       2.95%      12.16%
EQ/Capital Guardian Growth .............................  0.50%     0.07%      0.12%        --        1.84%
EQ/Capital Guardian International ......................  1.55%     1.48%      1.76%      2.13%       0.79%
EQ/Capital Guardian Research ...........................  0.63%     0.44%      0.58%      0.32%       1.34%
EQ/Capital Guardian U.S. Equity ........................  0.52%     0.37%      0.53%      0.48%       1.56%
EQ/Emerging Markets Equity .............................  0.60%     0.79%        --         --        7.08%
EQ/Equity 500 Index ....................................  1.69%     1.31%      2.03%      0.95%       1.45%
EQ/Evergreen Omega .....................................  0.29%       --         --       0.01%       0.49%
EQ/FI Mid Cap ..........................................  6.29%       --       0.02%      0.20%       0.46%
EQ/FI Small/Mid Cap Value ..............................  9.48%     0.39%      0.61%      0.69%       0.91%
EQ/Janus Large Cap Growth ..............................  0.28%       --         --       0.01%       0.35%
EQ/JP Morgan Value Opportunities .......................  1.32%     1.37%      1.13%      1.00%       0.97%
EQ/Lazard Small Cap Value .............................. 10.85%     1.14%      1.23%      5.93%       5.19%
EQ/Marsico Focus .......................................  0.00%       --         --         --          --
EQ/Mercury Basic Value Equity ..........................  4.94%     0.48%      1.16%      3.48%       5.08%
EQ/Mercury International Value .........................  1.44%     2.10%      0.84%      0.53%       7.59%
EQ/MFS Emerging Growth Companies .......................  0.00%       --         --       0.02%       1.99%
EQ/MFS Investors Trust .................................  0.59%     0.60%      0.53%      0.37%       0.55%
EQ/Money Market ........................................  0.84%     0.49%      1.68%      2.97%       4.00%
EQ/Small Company Index .................................  4.43%     0.37%      0.67%      1.58%         --

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of AXA Equitable Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholders' equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2004 and December 31, 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of Notes to the Consolidated Financial Statements, in 2004 AXA Equitable changed its method of accounting for variable interest entities and certain nontraditional long-duration contracts and for Separate Accounts and in 2002 changed its method of accounting for variable annuity products that contain guaranteed minimum income benefit features, and its method of accounting for intangible and long-lived assets.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 31, 2005

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2004 AND 2003

                                                                                 DECEMBER 31,          December 31,
                                                                                    2004                  2003
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

ASSETS

Investments:
  Fixed maturities available for sale, at estimated fair value..............  $    30,722.3        $    29,095.5
  Mortgage loans on real estate.............................................        3,131.9              3,503.1
  Equity real estate, held for the production of income.....................          643.2                656.5
  Policy loans..............................................................        3,831.4              3,894.3
  Other equity investments..................................................        1,010.5                789.1
  Other invested assets.....................................................        1,112.1                825.2
                                                                              -----------------    -----------------
      Total investments.....................................................       40,451.4             38,763.7
Cash and cash equivalents...................................................        1,680.8                999.1
Cash and securities segregated, at estimated fair value.....................        1,489.0              1,285.8
Broker-dealer related receivables...........................................        2,187.7              2,284.7
Deferred policy acquisition costs...........................................        6,813.9              6,290.4
Goodwill and other intangible assets, net...................................        3,761.4              3,513.4
Amounts due from reinsurers.................................................        2,549.6              2,460.4
Loans to affiliates, at estimated fair value................................          400.0                400.0
Other assets................................................................        3,600.9              3,829.7
Separate Accounts' assets...................................................       61,559.4             54,438.1
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................  $   124,494.1        $   114,265.3
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    26,875.1        $    25,307.7
Future policy benefits and other policyholders liabilities..................       14,099.6             13,934.7
Broker-dealer related payables..............................................          945.9              1,261.8
Customers related payables..................................................        2,658.7              1,897.5
Amounts due to reinsurers...................................................          994.0                936.5
Short-term and long-term debt...............................................        1,255.5              1,253.2
Income taxes payable........................................................        2,714.8              2,362.8
Other liabilities...........................................................        1,859.6              2,006.9
Separate Accounts' liabilities..............................................       61,559.4             54,300.6
Minority interest in equity of consolidated subsidiaries....................        2,040.4              1,744.9
Minority interest subject to redemption rights..............................          266.6                488.1
                                                                              -----------------    -----------------
      Total liabilities.....................................................      115,269.6            105,494.7
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 12, 14, 15, 16 and 17)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
  issued and outstanding....................................................            2.5                  2.5
Capital in excess of par value..............................................        4,890.9              4,848.2
Retained earnings...........................................................        3,457.0              3,027.1
Accumulated other comprehensive income......................................          874.1                892.8
                                                                              -----------------    -----------------
      Total shareholder's equity............................................        9,224.5              8,770.6
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $   124,494.1        $   114,265.3
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                      2004               2003               2002
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    1,595.4       $     1,376.7      $     1,315.5
Premiums......................................................          879.6               889.4              945.2
Net investment income.........................................        2,501.4             2,386.9            2,377.2
Investment gains (losses), net................................           65.0               (62.3)            (278.5)
Commissions, fees and other income............................        3,355.0             2,811.8            2,987.6
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        8,396.4             7,402.5            7,347.0
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        1,867.1             1,708.2            2,036.0
Interest credited to policyholders' account balances..........        1,038.1               969.7              972.5
Compensation and benefits.....................................        1,604.9             1,327.0            1,244.3
Commissions...................................................        1,017.3               991.9              788.8
Distribution plan payments....................................          374.2               370.6              392.8
Amortization of deferred sales commissions....................          177.4               208.6              229.0
Interest expense..............................................           76.8                82.3               95.7
Amortization of deferred policy acquisition costs.............          472.9               434.6              296.7
Capitalization of deferred policy acquisition costs...........       (1,015.9)             (990.7)            (754.8)
Rent expense..................................................          185.0               165.8              168.8
Amortization of other intangible assets, net..................           22.9                21.9               21.2
Alliance charge for mutual fund matters and legal proceedings.            -                 330.0                -
Other operating costs and expenses............................          901.5               832.4              827.4
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,722.2             6,452.3            6,318.4
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before
  income taxes and minority interest..........................        1,674.2               950.2            1,028.6
Income taxes..................................................         (396.3)             (240.5)             (50.9)
Minority interest in net income of consolidated subsidiaries..         (384.1)             (188.7)            (362.8)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................          893.8               521.0              614.9
Earnings from other discontinued operations,
  net of income taxes.........................................            7.9                 3.4                5.6
Gain on sale of real estate held-for-sale, net of income taxes           31.1                 -                  -
Cumulative effect of accounting changes, net of
  income taxes................................................           (2.9)                -                (33.1)
                                                                -----------------  -----------------  -----------------
Net Earnings..................................................   $      929.9       $       524.4      $       587.4
                                                                =================  =================  =================





                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                         2004               2003               2002
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
Common stock, at par value, beginning and end of year.........      $         2.5       $        2.5       $        2.5
                                                                   -----------------   ----------------   ----------------

Capital in excess of par value, beginning of year.............            4,848.2            4,812.8            4,753.6
Increase in additional paid in capital
    in excess of par value....................................               42.7               35.4               59.2
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, end of year...................            4,890.9            4,848.2            4,812.8
                                                                   -----------------   ----------------   ----------------

Retained earnings, beginning of year..........................            3,027.1            2,902.7            2,815.3
Net earnings..................................................              929.9              524.4              587.4
Shareholder dividends paid....................................             (500.0)            (400.0)            (500.0)
                                                                   -----------------   ----------------   ----------------
Retained earnings, end of year................................            3,457.0            3,027.1            2,902.7
                                                                   -----------------   ----------------   ----------------

Accumulated other comprehensive income,
  beginning of year...........................................              892.8              681.1              215.4
Other comprehensive (loss) income.............................              (18.7)             211.7              465.7
                                                                   -----------------   ----------------   ----------------
Accumulated other comprehensive income, end of year...........              874.1              892.8              681.1
                                                                   -----------------   ----------------   ----------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR.......................      $     9,224.5       $    8,770.6       $    8,399.1
                                                                   =================   ================   ================

COMPREHENSIVE INCOME
Net earnings..................................................      $       929.9       $      524.4       $      587.4
                                                                   -----------------   ----------------   ----------------
Change in unrealized (losses) gains, net of reclassification
   adjustments................................................              (31.1)             211.7              465.6
Minimum pension liability adjustment..........................                -                  -                   .1
Cumulative effect of accounting changes.......................               12.4                -                  -
                                                                   -----------------   ----------------   ----------------
Other comprehensive income....................................              (18.7)             211.7              465.7
                                                                   -----------------   ----------------   ----------------
COMPREHENSIVE INCOME..........................................      $       911.2       $      736.1       $    1,053.1
                                                                   =================   ================   ================











                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                       2004                2003               2002
                                                                 -----------------   -----------------  -----------------
                                                                                      (IN MILLIONS)

Net earnings..................................................    $       929.9       $      524.4       $       587.4
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........          1,038.1              969.7               972.5
  Universal life and investment-type product
    policy fee income.........................................         (1,595.4)          (1,376.7)           (1,315.5)
  Net change in broker-dealer and customer related
    receivables/payables......................................            379.6               22.5              (237.3)
  Investment (gains) losses, net..............................            (65.0)              62.3               278.5
  Change in deferred policy acquisition costs.................           (543.0)            (556.1)             (458.1)
  Change in future policy benefits............................            129.3              (97.4)              218.0
  Change in property and equipment............................            (69.3)             (55.8)              (76.6)
  Change in income tax payable................................            349.6              246.3                93.3
  Change in accounts payable and accrued expenses.............            (27.4)             276.8                (8.9)
  Change in segregated cash and securities, net...............           (203.2)            (111.5)              240.8
  Minority interest in net income of consolidated subsidiaries            386.8              188.7               362.8
  Change in fair value of guaranteed
    minimum income benefit reinsurance contracts..............            (61.0)              91.0              (120.0)
  Amortization of deferred sales commissions..................            177.4              208.6               229.0
  Amortization of other intangible assets, net................             22.9               21.9                21.2
  Other, net..................................................            194.3              272.6              (114.2)
                                                                 -----------------   -----------------  -----------------
Net cash provided by operating activities.....................          1,043.6              687.3               672.9
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................          3,341.9            4,216.4             2,996.0
  Sales.......................................................          2,983.6            4,818.2             8,035.9
  Purchases...................................................         (7,052.5)         (11,457.9)          (12,709.0)
  Change in short-term investments............................            (77.2)             610.7              (568.9)
  Purchase of minority interest in consolidated subsidiary ...           (410.7)               -                (249.7)
  Other, net..................................................            169.7               89.3               126.6
                                                                 -----------------   -----------------  -----------------
Net cash used by investing activities.........................         (1,045.2)          (1,723.3)           (2,369.1)
                                                                 -----------------   -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................          4,029.4            5,639.1             4,328.5
    Withdrawals and transfers to Separate Accounts............         (2,716.0)          (3,181.1)           (2,022.9)
  Net change in short-term financings.........................              -                (22.1)             (201.2)
  Shareholder dividends paid..................................           (500.0)            (400.0)             (500.0)
  Other, net..................................................           (130.1)            (270.4)             (318.6)
                                                                 -----------------   -----------------  -----------------
Net cash provided by financing activities.....................            683.3            1,765.5             1,285.8
                                                                 -----------------   -----------------  -----------------

Change in cash and cash equivalents...........................            681.7              729.5              (410.4)
Cash and cash equivalents, beginning of year..................            999.1              269.6               680.0
                                                                 -----------------   -----------------  -----------------
Cash and Cash Equivalents, End of Year........................    $     1,680.8       $      999.1       $       269.6
                                                                 =================   =================  =================

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                   (CONTINUED)

                                                                      2004               2003               2002
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Supplemental cash flow information:
  Interest Paid...............................................   $       86.2       $        91.0      $        80.5
                                                                =================  =================  =================
  Income Taxes Paid (Refunded)................................   $      154.4       $       (45.7)     $      (139.6)
                                                                =================  =================  =================









                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1)  ORGANIZATION

    In 2004, The Equitable Life Assurance Society of the United States was renamed to AXA Equitable Life Insurance Company ("AXA Equitable"). AXA Equitable, collectively with its consolidated subsidiaries (the "Company"), is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). The Company's insurance business is conducted principally by AXA Equitable and its wholly owned life insurance subsidiary, AXA Life and Annuity Company ("AXA Life"), whose name was changed in 2004 from The Equitable of Colorado. The Company's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance").

    In October 2000, Alliance acquired substantially all of the assets and liabilities of SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"). In the fourth quarter of 2002, the Company acquired 8.16 million units in Alliance ("Alliance Units") at the aggregate market price of $249.7 million from SCB Inc. and SCB Partners, Inc. under a preexisting agreement (see Note 2). In March and December 2004, the Company acquired a total of 10.7 million Alliance Units at the aggregated market price of $410.7 million from SCB Inc. and SCB Partners, Inc. under this preexisting agreement. As a result of the 2004 transactions, the Company recorded additional goodwill of $217.9 million and other intangible assets of $26.9 million.

    The Company's consolidated economic interest in Alliance was 46.4% at December 31, 2004, and together with it's ownership with other AXA Financial companies, the consolidated economic interests in Alliance was approximately 61.3%.

    In July 2004, the Holding Company completed its acquisition of The MONY Group Inc. ("MONY"). The acquisition provides AXA Financial with additional scale in distribution, client base and assets under management.

    AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In 2000, AXA acquired the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into the Holding Company, resulting in AXA Financial becoming a wholly owned subsidiary of AXA.

2)  SIGNIFICANT ACCOUNTING POLICIES

    Basis of Presentation and Principles of Consolidation
    -----------------------------------------------------

    The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

    The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

    All significant intercompany transactions and balances except those with discontinued operations have been eliminated in consolidation. The years "2004," "2003" and "2002" refer to the years ended December 31, 2004, 2003 and 2002, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods with the current presentation.

    Closed Block
    ------------

    As a result of demutualization, Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its own participating policyholders.

    Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block that would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

    Other Discontinued Operations
    -----------------------------

    In 1991, management discontinued the business of certain pension business operations ("Other Discontinued Operations"). Other Discontinued Operations principally consist of the group non-participating wind-up annuity products, the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2004 is adequate to provide for all future losses; however, the determination of the allowance involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Other Discontinued Operations ("Discontinued Operations Investment Assets"). There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of Other Discontinued Operations differ from management's current estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in Other Discontinued Operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result. See
    Note 8 of Notes to Consolidated Financial Statements.

    Accounting Changes
    ------------------

    At March 31, 2004, the Company completed its transition to the consolidation and disclosure requirements of FIN No. 46(R), "Consolidation of Variable Interest Entities, Revised".

    At December 31, 2004, the Insurance Group's General Account held $34.1 million of investment assets issued by VIEs and determined to be significant variable interests under FIN No. 46(R). As reported in the consolidated balance sheet, these investments included $32.9 million of fixed maturities (collateralized debt and loan obligations) and $1.2 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2004 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance

    Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

    Management of Alliance has reviewed its investment management agreements and its investments in and other financial arrangements with certain entities that hold client assets under management to determine the entities that Alliance is required to consolidate under FIN No. 46(R). These include certain mutual fund products domiciled in Luxembourg, India, Japan, Singapore and Australia ("collectively "Offshore Funds"), hedge funds, structured products, group trusts and joint ventures.

    As a result of its review, Alliance Capital had consolidated an investment in a joint venture and its funds under management. At December 31, 2004, Alliance Capital sold this investment and accordingly, no longer consolidates this investment and its funds under management.

    Alliance Capital derived no direct benefit from client assets under management of these entities other than investment management fees and cannot utilize those assets in its operations.

    Alliance has significant variable interests in certain other VIEs with approximately $845 million in client assets under management. However, these VIEs do not require consolidation because management has determined that Alliance is not the primary beneficiary. Alliance's maximum exposure to loss in these entities is limited to its nominal investments in and prospective investment management fees earned from these entities.

    Effective January 1, 2004, the Company adopted SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 required a change in the Company's accounting policies relating to (a) general account interests in separate accounts, (b) assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts, (c) liabilities related to group pension participating contracts, and (d) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and interest-sensitive life policies.

    The adoption of SOP 03-1 required changes in several of the Company's accounting policies relating to separate account assets and liabilities. The Company now reports the General Account's interests in separate accounts as trading account securities in the consolidated balance sheet; prior to the adoption of SOP 03-1, such interests were included in Separate Accounts' assets. Also, the assets and liabilities of two Separate Accounts are now presented and accounted for as General Account assets and liabilities, effective January 1, 2004. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying 2004 consolidated financial statements. These two Separate Accounts hold assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts. In addition, liabilities associated with the market value adjustment feature are now reported at the accrued account balance. Prior to the adoption of SOP 03-1, such liabilities had been reported at market adjusted value.

    Prior to the adoption of SOP 03-1, the liabilities for group pension participating contracts were adjusted only for changes in the fair value of certain related investment assets that were reported at fair value in the balance sheet (including fixed maturities and equity securities classified as available for sale, but not equity real estate or mortgage loans) with changes in the liabilities recorded directly in Accumulated other comprehensive income to offset the unrealized gains and losses on the related assets. SOP 03-1 required an adjustment to the liabilities for group pension participating contracts to reflect the fair value of all the assets on which those contracts' returns are based, regardless of whether those assets are reported at fair value in the balance sheet. Changes in the liability related to fluctuations in asset fair values are now reported as Interest credited to policyholders' account balances in the consolidated statements of earnings.

    In addition, the adoption of SOP 03-1 resulted in a change in the method of determining liabilities associated with the no lapse guarantee feature contained in variable and interest-sensitive life contracts. While both the Company's previous method of establishing the no lapse guarantee reserve and the SOP 03-1 method are based on accumulation of a portion of the charges for the no lapse guarantee feature, SOP 03-1 specifies a different approach for identifying the portion of the fee to be accrued and establishing the related reserve.

    The adoption of SOP 03-1 as of January 1, 2004 resulted in a decrease in 2004 net earnings of $2.9 million and an increase in other comprehensive income of $12.4 million related to the cumulative effect of the required changes in accounting. The determination of liabilities associated with group pension participating contracts and mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

    New Accounting Pronouncements
    -----------------------------

    On December 16, 2004, the FASB issued SFAS Statement No. 123(R), "Share-Based Payment". SFAS Statement No. 123(R) eliminates the alternative to apply the intrinsic value method of accounting for employee stock-based compensation awards that was provided in FASB Statement No. 123, "Accounting for Stock-Based Compensation" ("SFAS No. 123") as originally issued. SFAS No. 123(R) requires the cost of all share-based payments to employees, including stock options, stock appreciation rights, and most tax-qualified employee stock purchase plans, to be recognized in the financial statements based on the fair value of those awards. Under SFAS No. 123(R) the cost of equity-settled awards generally is based on fair value at date of grant, adjusted for subsequent modifications of terms or conditions, while cash-settled awards require remeasurement of fair value at the end of each reporting period. SFAS No. 123(R) does not prescribe or specify a preference for a particular valuation technique or model for estimating the fair value of employee stock options and similar awards but instead requires consideration of certain factors in selecting one that is appropriate for the unique substantive characteristics of the instruments awarded. SFAS No. 123(R) is effective as of the first interim or annual reporting period beginning after June 15, 2005 and generally requires adoption using a modified version of prospective application. Under "modified prospective" application, SFAS No. 123(R) applies to new awards granted and to awards modified, repurchased, or cancelled after the required effective date. Additionally, compensation cost for unvested awards outstanding as of the required effective date must be recognized prospectively over the remaining requisite service/vesting period based on the fair values of those awards as already calculated under SFAS No. 123. Entities may further elect to apply SFAS No. 123(R) on a "modified retrospective" basis to give effect to the fair value based method of accounting for awards granted, modified, or settled in cash in earlier periods. The cumulative effect of initial application, if any, is recognized as of the required effective date.

    As more fully described in Note 21 of Notes to Consolidated Financial Statements, the Company elected under SFAS No. 123 to continue to account for stock-based compensation using the intrinsic value method and instead to provide only pro-forma disclosure of the effect on net earnings from applying the fair value based method. Consequently, adoption of SFAS No. 123(R) would be expected to result in recognition of compensation expense for certain types of the Company's equity-settled awards, such as options to purchase AXA ADRs, for which no cost previously would have been charged to net earnings under the intrinsic value method. Similarly, certain types of the Company's cash-settled awards, such as stock appreciation rights, may be expected to result either in different amounts of compensation expense or different patterns of expense recognition under SFAS No. 123(R) as compared to the intrinsic value method. Management of the Company currently is assessing the impact of adoption of SFAS No. 123(R), including measurement and reporting of related income tax effects, selection of an appropriate valuation model and determination of assumptions, as well as consideration of plan design issues.

    On May 19, 2004, the FASB approved the issuance of FASB Staff Position ("FSP") No. 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003", effective for the first interim or annual period beginning after June 15, 2004. FSP 106-2 provides guidance on the accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("MMA") for employers that sponsor postretirement health care plans that provide prescription drug benefits. MMA introduced a new prescription drug benefit under Medicare that will go into effect in 2006 and also includes a Federal subsidy payable to plan sponsors equal to 28% of certain prescription drug benefits payable to

    Medicare-eligible retirees. The subsidy only is available to an employer that sponsors a retiree medical plan that includes a prescription drug benefit that is at least as valuable as (i.e., actuarially equivalent to) the new Medicare coverage. The subsidy is not subject to Federal income tax.

    Clarifying regulations are expected to be issued by the Centers for Medicare and Medicaid Services to address the interpretation and determination of actuarial equivalency under MMA. In accordance with the provisions of FSP 106-2, management and its actuarial advisors will re-evaluate actuarial equivalency as new information about its interpretation or determination become available. Management and its actuarial advisors have not as yet been able to conclude whether the prescription drug benefits provided under the Company's retiree medical plans are actuarially equivalent to the new Medicare prescription drug benefits for 2006 and future years. Consequently, measurements of the accumulated postretirement benefit obligation and net periodic postretirement benefit cost for these plans at and for the period ended December 31, 2004 do not reflect any amount associated with enactment of MMA, including the subsidy.

    Investments
    -----------

    The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

    Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

    Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

    Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

    Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

    Real estate investments meeting the following criteria are classified as real estate held-for-sale:
       o Management having the authority to approve the action commits the organization to a plan to sell the property.
       o The property is available for immediate sale in its present condition subject only to terms that are usual and customary forthe sale of such assets.
       o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
       o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
       o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
       o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

    Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

    Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2004 were not significant.

    Valuation allowances are netted against the asset categories to which they apply.

    Policy loans are stated at unpaid principal balances.

    Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN No. 46(R) requirements for consolidation are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

    Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

    Short-term investments are stated at amortized cost, which approximates fair value, and are included with other invested assets.

    Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

    All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

    Net Investment Income, Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)
    --------------------------------------------------------------------

    Net investment income and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

    Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

    Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

    Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to Other Discontinued Operations, Closed Block policyholders dividend obligation, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

    Recognition of Insurance Income and Related Expenses
    ----------------------------------------------------

    Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

    Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

    For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

    Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

    Deferred Policy Acquisition Costs
    ---------------------------------

    Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

    For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

    A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Expected future gross profit assumptions related to Separate Account performance are set by management using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.95% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.95% net of product weighted average Separate Account fees) and 0% (-2.05% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2004, current projections of future average gross market returns assume a 2.3% return for 2005, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9.0% after 1.5 years.

    In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

    Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

    For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2004, the average rate of assumed investment yields, excluding policy loans, was 7.0% grading to 6.3% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

    For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

    Policyholders' Account Balances and Future Policy Benefits
    ----------------------------------------------------------

    Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

    AXA Equitable issues certain variable annuity products with a Guaranteed Minimum Death Benefit ("GMDB") feature. AXA Equitable also issues certain variable annuity products that contain a Guaranteed Minimum Income Benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

    Reinsurance contracts covering GMIB exposure are considered derivatives under SFAS No. 133 and, therefore, are required to be reported in the balance sheet at their fair value. GMIB reinsurance fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

    For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

    For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

    For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 10.9% for life insurance liabilities and from 2.25% to 8.85% for annuity liabilities.

    Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

    Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $71.7 million and $69.9 million at December 31, 2004 and 2003, respectively. At December 31, 2004 and 2003, respectively, $1,081.5 million and $1,069.8 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group (see Note 12). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                  2004               2003                2002
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Incurred benefits related to current year..........  $        35.0       $       33.8       $       36.6
        Incurred benefits related to prior years...........           12.8               (2.8)              (6.3)
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $        47.8       $       31.0       $       30.3
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        12.9       $       12.1       $       11.5
        Benefits paid related to prior years...............           33.1               34.9               37.2
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $        46.0       $       47.0       $       48.7
                                                            =================   ================   =================

    Policyholders' Dividends
    ------------------------

    The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

    At December 31, 2004, participating policies, including those in the Closed Block, represent approximately 16.5% ($32.6 billion) of directly written life insurance in-force, net of amounts ceded.

    Separate Accounts
    -----------------

    Generally, Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Two of those Separate Accounts were reclassified to the general account in connection with the adoption of SOP 03-1 as of January 1, 2004.

    The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2004, 2003 and 2002, investment results of such Separate Accounts were gains (losses) of $2,191.4 million, $(466.2) million and $(4,740.7) million, respectively.

    Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

    Recognition of Investment Management Revenues and Related Expenses
    ------------------------------------------------------------------

    Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and services base fees, generally calculated as a percentage, referred to as "basis points", of assets under management for clients, are recorded as revenue as the related services are performed; they include brokerage transactions charges of Sanford C. Bernstein & Co., LLC ("SCB LLC"), a wholly owned subsidiary of Alliance, for certain private client transactions and institutional investment management client transactions. Certain investment advisory contracts provide for a performance fee in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited, a wholly owned subsidiary of Alliance, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

    Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales charges ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions in unamortized deferred sales commissions when received. At December 31, 2004 and

    2003, respectively, net deferred sales commissions totaled $254.5 million and $387.2 million and are included within Other assets. The estimated amortization expense of deferred sales commission, based on December 31, 2004 net balance for each of the next five years is approximately $20.7 million.

    Alliance's management tests the deferred sales commission asset for recoverability quarterly, or more often when events or changes in circumstances occur that could significantly increase the risk of impairment of the asset. Alliance's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

    Significant assumptions utilized to estimate future average assets under management of back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the last five years. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions. Alliance's management considers the results of these analyses performed at various dates. If Alliance's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using Alliance's management's best estimate of future cash flows discounted to a present value amount.

    Other Accounting Policies
    -------------------------

    In accordance with regulations of the Securities and Exchange Commission ("SEC"), securities with a fair value of $1.49 billion and $1.29 billion have been segregated in a special reserve bank custody account at December 31, 2004 and 2003, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 under the Securities Exchange Act of 1934, as amended.

    Intangible assets related to the Bernstein acquisition include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years. Other intangible assets are amortized on a straight-line basis over their estimated useful lives of twenty years.

    Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

    The Holding Company and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

    Minority interest subject to redemption rights represents the remaining 16.3 million of private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company agreed to provide liquidity to these former Bernstein shareholders after a two-year lock-out period which ended October 2002. The Company acquired
    16.32 million of the former Bernstein shareholders' Alliance Units in 2004. The outstanding 16.3 million Alliance Units may be sold to the Holding Company at the prevailing market price over the remaining five years ending in 2009.

    Generally, not more than 20% of the original Alliance Units issued to the former Bernstein shareholders may be put to the Holding Company in any one annual period.

    The Company accounts for its stock option plans and other stock-based compensation plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 21 of Notes to Consolidated Financial Statements for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

3)  INVESTMENTS

    The following tables provide additional information relating to fixed maturities and equity securities:

                                                               GROSS              GROSS
                                          AMORTIZED          UNREALIZED         UNREALIZED          ESTIMATED
                                             COST              GAINS              LOSSES            FAIR VALUE
                                        ---------------   -----------------  -----------------   ---------------
                                                                     (IN MILLIONS)
    DECEMBER 31, 2004
    Fixed Maturities:
      Available for Sale:
        Corporate.....................   $    22,285.8     $    1,684.3       $       45.3       $   23,924.8
        Mortgage-backed...............         3,472.4             47.7                9.7            3,510.4
        U.S. Treasury, government
          and agency securities.......           964.1             54.9                1.3            1,017.7
        States and political
          subdivisions................           187.1             20.6                 .8              206.9
        Foreign governments...........           245.1             47.2                 .1              292.2
        Redeemable preferred stock....         1,623.1            151.4                4.2            1,770.3
                                        ----------------- -----------------  -----------------  ----------------
          Total Available for Sale....   $    28,777.6     $    2,006.1       $       61.4       $   30,722.3
                                        ================= =================  =================  ================
    Equity Securities:
      Available for sale..............   $         1.0     $        1.2       $         .1       $        2.1
      Trading securities..............              .4              1.0                 .2                1.2
                                        ----------------- -----------------  -----------------  ----------------
    Total Equity Securities...........   $         1.4     $        2.2       $         .3       $        3.3
                                        ================= =================  =================  ================
    December 31, 2003
    Fixed Maturities:
      Available for Sale:
        Corporate.....................   $    20,653.7     $    1,726.2       $       84.7       $   22,295.2
        Mortgage-backed...............         3,837.0             57.0               17.4            3,876.6
        U.S. Treasury, government
          and agency securities.......           812.3             58.7                 .5              870.5
        States and political
          subdivisions................           188.2             14.1                2.0              200.3
        Foreign governments...........           248.4             45.9                 .3              294.0
        Redeemable preferred stock....         1,412.0            151.1                4.2            1,558.9
                                        ----------------- -----------------  -----------------  ----------------
          Total Available for Sale....   $    27,151.6     $    2,053.0       $      109.1       $   29,095.5
                                        ================= =================  =================  ================
    Equity Securities:
      Available for sale..............   $        11.6     $        1.2       $         .2       $       12.6
      Trading securities..............             1.9               .6                1.5                1.0
                                        ----------------- -----------------  -----------------  ----------------
    Total Equity Securities...........   $        13.5     $        1.8       $        1.7       $       13.6
                                        ================= =================  =================  ================


    For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2004 and 2003, securities without a readily ascertainable market value having an amortized cost of $4,138.7 million and $4,462.1 million, respectively, had estimated fair values of $4,446.0 million and $4,779.6 million, respectively.

    The contractual maturity of bonds at December 31, 2004 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                                ------------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Due in one year or less................................................  $      878.8       $      895.5
        Due in years two through five..........................................       5,162.9            5,512.4
        Due in years six through ten...........................................      10,355.1           11,145.6
        Due after ten years....................................................       7,285.3            7,888.1
        Mortgage-backed securities.............................................       3,472.4            3,510.4
                                                                                ----------------   -----------------
        Total..................................................................  $   27,154.5       $   28,952.0
                                                                                ================   =================

    Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

    The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process culminates with a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. The review considers an analysis of individual credit metrics of each issuer as well as industry fundamentals and the outlook for the future. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be impaired, then the appropriate provisions are taken.

    The following table discloses fixed maturities (636 issues) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2004:

                                  LESS THAN 12 MONTHS             12 MONTHS OR LONGER                   TOTAL
                             -------------------------------  ----------------------------   ----------------------------
                                                   GROSS                         GROSS                          GROSS
                                ESTIMATED       UNREALIZED     ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED
                                FAIR VALUE        LOSSES       FAIR VALUE       LOSSES        FAIR VALUE       LOSSES
                             --------------- ---------------  -------------  -------------   -------------  -------------
                                                                    (IN MILLIONS)

   Fixed Maturities:
     Corporate.............  $     1,709.6   $       20.0     $      545.4   $       25.3    $    2,255.0    $      45.3
     Mortgage-backed.......          776.5            8.5             69.6            1.2           846.1            9.7
     U.S. Treasury,
       Government and
       Agency securities...          138.4            1.1              4.8             .2           143.2            1.3
     States and political
       Subdivisions........            -              -               19.4             .8            19.4             .8
     Foreign governments...            5.0             .1              -              -               5.0             .1
     Redeemable
       Preferred stock.....           58.0            3.5             14.3             .7            72.3            4.2
                             --------------- ---------------  -------------  -------------   -------------  ------------
   Total Temporarily
     Impaired Securities ..  $     2,687.5   $       33.2     $      653.5   $       28.2    $    3,341.0   $       61.4
                             =============== ===============  =============  =============   =============  ============

    The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2004, approximately $987.3 million or 3.6% of the $27,154.5 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

    At December 31, 2004, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $15.5 million.

    The Insurance Group holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2004 and 2003 were $891.0 million and $775.5 million, respectively.

    The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $17.6 million and $122.4 million at December 31, 2004 and 2003, respectively. Gross interest income on these loans included in net investment income aggregated $6.9 million, $7.8 million and $5.3 million in 2004, 2003 and 2002, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $8.5 million, $10.0 million and $6.8 million in 2004, 2003 and 2002, respectively.

    Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                     DECEMBER 31,
                                                                       ----------------------------------------
                                                                              2004                 2003
                                                                       -------------------  -------------------
                                                                                    (IN MILLIONS)
    Impaired mortgage loans with investment valuation allowances......   $         89.4       $        149.4
    Impaired mortgage loans without investment valuation allowances...             10.7                 29.1
                                                                       -------------------  -------------------
    Recorded investment in impaired mortgage loans....................            100.1                178.5
    Investment valuation allowances...................................            (11.3)               (18.8)
                                                                       -------------------  -------------------
    Net Impaired Mortgage Loans.......................................   $         88.8       $        159.7
                                                                       ===================  ===================

    During 2004, 2003 and 2002, respectively, the Company's average recorded investment in impaired mortgage loans was $148.3 million, $180.9 million and $138.1 million. Interest income recognized on these impaired mortgage loans totaled $11.4 million, $12.3 million and $10.0 million for 2004, 2003 and 2002, respectively.

    Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2004 and 2003, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $79.2 million and $143.2 million.

    The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2004 and 2003, the carrying value of equity real estate held-for-sale amounted to zero and $56.9 million, respectively. For 2004, 2003 and 2002, respectively, real estate of zero, $2.8 million and $5.6 million was acquired in satisfaction of debt. At December 31, 2004 and 2003, the Company owned $221.0 million and $275.8 million, respectively, of real estate acquired in satisfaction of debt of which $2.2 million and $3.6 million, respectively, are held as real estate joint ventures.

    Accumulated depreciation on real estate was $207.5 million and $189.6 million at December 31, 2004 and 2003, respectively. Depreciation expense on real estate totaled $20.8 million, $38.8 million and $18.0 million for 2004, 2003 and 2002, respectively.

    Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                   2004              2003                2002
                                                            ----------------    ----------------   -----------------
                                                                                 (IN MILLIONS)
    Balances, beginning of year..........................   $        20.5       $       55.0       $       87.6
    Additions charged to income..........................             3.9               12.2               32.5
    Deductions for writedowns and
      asset dispositions.................................           (13.1)             (15.2)             (65.1)
    Deduction for transfer of real estate held-for-sale
      to real estate held for the production of income...             -                (31.5)               -
                                                            ----------------    ----------------   -----------------
    Balances, End of Year................................   $        11.3       $       20.5       $       55.0
                                                            ================    ================   =================

    Balances, end of year comprise:
      Mortgage loans on real estate......................   $        11.3       $       18.8       $       23.4
      Equity real estate.................................             -                  1.7               31.6
                                                            ----------------    ----------------   -----------------
    Total................................................   $        11.3       $       20.5       $       55.0
                                                            ================    ================   =================

4)  EQUITY METHOD INVESTMENTS

    Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures, limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,008.2 million and $896.9 million, respectively, at December 31, 2004 and 2003. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $66.2 million, $4.3 million and $(18.3) million, respectively, for 2004, 2003 and 2002.

    Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (6 and 6 individual ventures at December 31, 2004 and 2003, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                        DECEMBER 31,
                                                                            ------------------------------------
                                                                                  2004                2003
                                                                            ----------------   -----------------
                                                                                         (IN MILLIONS)
    BALANCE SHEETS
    Investments in real estate, at depreciated cost........................  $       537.1      $       551.6
    Investments in securities, generally at estimated fair value...........          162.4              204.8
    Cash and cash equivalents..............................................           13.5               37.6
    Other assets...........................................................           23.0               22.8
                                                                            ----------------   -----------------
    Total Assets...........................................................  $       736.0      $       816.8
                                                                            ================   =================

    Borrowed funds - third party...........................................  $       254.3      $       259.7
    Other liabilities......................................................           17.4               19.5
                                                                            ----------------   -----------------
    Total liabilities......................................................          271.7              279.2
                                                                            ----------------   -----------------

    Partners' capital......................................................          464.3              537.6
                                                                            ----------------   -----------------
    Total Liabilities and Partners' Capital................................  $       736.0      $       816.8
                                                                            ================   =================

    The Company's Carrying Value in These Entities Included Above..........  $       168.8      $       168.8
                                                                            ================   =================

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                              (IN MILLIONS)
    STATEMENTS OF EARNINGS
    Revenues of real estate joint ventures.............  $        95.2       $       95.6       $       98.4
    Net revenues (losses) of
      other limited partnership interests..............           19.8               26.0              (23.2)
    Interest expense - third party.....................          (16.9)             (18.0)             (19.8)
    Other expenses.....................................          (64.0)             (61.7)             (59.3)
                                                        -----------------   ----------------   -----------------
    Net Earnings (Losses)..............................  $        34.1       $       41.9       $       (3.9)
                                                        =================   ================   =================

    The Company's Equity in Net Earnings of These
      Entities Included Above..........................  $        11.0       $        5.0       $       12.8
                                                        =================   ================   =================

5)  NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

    The sources of net investment income follows:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Fixed maturities...................................  $     1,879.5       $    1,792.6       $    1,755.4
    Mortgage loans on real estate......................          249.6              279.5              314.8
    Equity real estate.................................          124.8              136.9              153.7
    Other equity investments...........................           78.4               49.3              (45.4)
    Policy loans.......................................          251.0              260.1              269.4
    Other investment income............................           92.0               66.8              114.1
                                                        -----------------   ----------------   -----------------

      Gross investment income..........................        2,675.3            2,585.2            2,562.0

      Investment expenses..............................         (173.9)            (198.3)            (184.8)
                                                        -----------------   ----------------   -----------------

    Net Investment Income..............................  $     2,501.4       $    2,386.9       $    2,377.2
                                                        =================   ================   =================

    Investment gains (losses) by investment category, including changes in the valuation allowances, follow:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Fixed maturities...................................  $        26.3       $     (100.7)      $     (374.3)
    Mortgage loans on real estate......................             .2                1.3                3.7
    Equity real estate.................................           11.6               26.8              101.5
    Other equity investments...........................           24.4                2.0                3.3
    Issuance and sales of Alliance Units...............            -                  -                   .5
    Other..............................................            2.5                8.3              (13.2)
                                                        -----------------   ----------------   -----------------
      Investment gains (losses), net...................  $        65.0       $      (62.3)      $     (278.5)
                                                        =================   ================   =================

    Writedowns of fixed maturities amounted to $36.4 million, $193.2 million and $312.8 million for 2004, 2003 and 2002, respectively. Writedowns of mortgage loans on real estate and equity real estate amounted to $10.3 million and zero, respectively, for 2004 and $5.2 million and zero, respectively, for 2003.

    For 2004, 2003 and 2002, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $2,908.3 million, $4,773.5 million and $7,176.3 million. Gross gains of $47.7 million, $105.1 million and $108.4 million and gross losses of $9.7 million, $39.5 million and $172.9 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2004, 2003 and 2002 amounted to $.8 million, $416.8 million and $1,047.8 million, respectively.

    In 2004, 2003 and 2002, respectively, net unrealized holding gains (losses) on trading account equity securities of $.3 million, $2.1 million, and $.5 million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $1.2 million and $1.0 million and costs of $.4 million and $1.9 million at December 31, 2004 and 2003, respectively.

    For 2004, 2003 and 2002, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $70.4 million, $76.5 million and $92.1 million, respectively.

    Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Other Discontinued Operations on a line-by-line basis, follow:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Balance, beginning of year.........................  $       892.8       $      681.1       $      215.5
    Changes in unrealized investment gains (losses)....          (12.8)             440.8            1,049.9
    Changes in unrealized investment (gains) losses
      attributable to:
        Participating group annuity contracts,
           Closed Block policyholder dividend
           obligation and other........................           (1.5)             (53.0)            (157.3)
        DAC............................................           (2.5)             (65.7)            (174.1)
        Deferred income taxes..........................           (1.9)            (110.4)            (252.9)
                                                        -----------------   ----------------   -----------------
    Balance, End of Year...............................  $       874.1       $      892.8       $      681.1
                                                        =================   ================   =================

                                                                  2004                2003              2002
                                                         ----------------    -----------------  ----------------
                                                                               (IN MILLIONS)
    Balance, end of year comprises:
      Unrealized investment gains (losses) on:
        Fixed maturities...............................  $     2,003.2       $    2,015.7       $    1,572.0
        Other equity investments.......................            1.2                1.5               (1.5)
        Other..........................................          (28.1)             (28.1)             (22.2)
                                                         ----------------    -----------------  ----------------
          Total........................................        1,976.3            1,989.1            1,548.3
      Amounts of unrealized investment (gains) losses
        attributable to:
          Participating group annuity contracts,
            Closed Block policyholder dividend
            obligation and other.......................         (275.7)            (274.2)            (221.2)
          DAC..........................................         (342.2)            (339.7)            (274.0)
          Deferred income taxes........................         (484.3)            (482.4)            (372.0)
                                                         ----------------    -----------------  ----------------
    Total..............................................  $       874.1       $      892.8       $      681.1
                                                         ================    =================  ================

    Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

6)  ACCUMULATED OTHER COMPREHENSIVE INCOME

    Accumulated other comprehensive income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)

    Unrealized gains on investments....................  $       874.1       $      892.8       $      681.1
                                                        -----------------   ----------------   -----------------
    Total Accumulated Other
      Comprehensive Income.............................  $       874.1       $      892.8       $      681.1
                                                        =================   ================   =================

    The components of other comprehensive income for the past three years follow:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Net unrealized gains (losses) on investments:
      Net unrealized gains arising during
        the period.....................................  $        69.4       $      416.6       $    1,008.9
      (Gains) losses reclassified into net earnings
        during the period..............................          (82.2)              24.2               41.0
                                                        -----------------   ----------------   -----------------
    Net unrealized gains on investments................          (12.8)             440.8            1,049.9
    Adjustments for policyholders liabilities,
        DAC and deferred income taxes..................           (5.9)            (229.1)            (584.3)
                                                        -----------------   ----------------   -----------------

    Change in unrealized (losses) gains, net of
        adjustments....................................          (18.7)             211.7              465.6
    Change in minimum pension liability................            -                  -                   .1
                                                        -----------------   ----------------   -----------------
    Total Other Comprehensive (Loss) Income............  $       (18.7)      $      211.7       $      465.7
                                                        =================   ================   =================

 7) CLOSED BLOCK

    The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

    If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force,

    Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

    Summarized financial information for the Closed Block is as follows:

                                                                             DECEMBER 31,         December 31,
                                                                                 2004                 2003
                                                                           -----------------    -----------------
                                                                                       (IN MILLIONS)

    CLOSED BLOCK LIABILITIES:
    Future policy benefits, policyholders' account balances and other....  $     8,911.5        $     8,972.1
    Policyholder dividend obligation.....................................          264.3                242.1
    Other liabilities....................................................          122.1                129.5
                                                                           -----------------    -----------------
    Total Closed Block liabilities.......................................        9,297.9              9,343.7
                                                                           -----------------    -----------------

    ASSETS DESIGNATED TO THE CLOSED BLOCK:
    Fixed maturities, available for sale, at estimated fair value
      (amortized cost of $5,488.6 and $5,061.0)..........................        5,823.2              5,428.5
    Mortgage loans on real estate........................................        1,098.8              1,297.6
    Policy loans.........................................................        1,322.5              1,384.5
    Cash and other invested assets.......................................           37.1                143.3
    Other assets.........................................................          187.0                199.2
                                                                           -----------------    -----------------
     Total assets designated to the Closed Block.........................        8,468.6              8,453.1
                                                                           -----------------    -----------------

    Excess of Closed Block liabilities over assets designated to
       the Closed Block..................................................          829.3                890.6

    Amounts included in accumulated other comprehensive income:
       Net unrealized investment gains, net of deferred income tax expense of $24.6 and $43.9 and policyholder dividend
         obligation of $264.3 and $242.1.................................           45.7                 81.6
                                                                           -----------------    -----------------

    Maximum Future Earnings To Be Recognized From Closed Block
       Assets and Liabilities............................................  $       875.0        $       972.2
                                                                           =================    =================


    Closed Block revenues and expenses were as follows:

                                                                2004               2003                 2002
                                                           ----------------   ----------------   --------------------
                                                                               (IN MILLIONS)

    REVENUES:
    Premiums and other income............................   $      471.0       $      508.5       $       543.8
    Investment income (net of investment
       expenses of $.3, $2.4, and $5.4)..................          554.8              559.2               582.4
    Investment gains (losses), net.......................           18.6              (35.7)              (47.0)
                                                           ----------------   ----------------   --------------------
    Total revenues.......................................        1,044.4            1,032.0             1,079.2
                                                           ----------------   ----------------   --------------------

    BENEFITS AND OTHER DEDUCTIONS:
    Policyholders' benefits and dividends................          887.3              924.5               980.2
    Other operating costs and expenses...................            3.5                4.0                 4.4
                                                           ----------------   ----------------   --------------------
    Total benefits and other deductions..................          890.8              928.5               984.6
                                                           ----------------   ----------------   --------------------

    Net revenues before income taxes.....................          153.6              103.5                94.6
    Income tax expense...................................          (56.4)             (37.5)              (34.7)
                                                           ----------------   ----------------   --------------------
    Net Revenues.........................................   $       97.2       $       66.0       $        59.9
                                                           ================   ================   ====================

    Reconciliation of the policyholder dividend obligation is as follows:

                                                                                       DECEMBER 31,
                                                                            ------------------------------------
                                                                                 2004                2003
                                                                            ----------------   -----------------
                                                                                       (IN MILLIONS)
    Balance at beginning of year...........................................  $       242.1      $       213.3
    Unrealized investment gains............................................           22.2               28.8
                                                                            ----------------   -----------------
    Balance at End of Year ................................................  $       264.3      $       242.1
                                                                            ================   =================

    Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                                      DECEMBER 31,
                                                                           ------------------------------------
                                                                                2004                2003
                                                                           ----------------   -----------------
                                                                                      (IN MILLIONS)
    Impaired mortgage loans with investment valuation allowances...........  $        59.5      $        58.3
    Impaired mortgage loans without investment valuation allowances........            2.3                5.8
                                                                            ----------------   -----------------
    Recorded investment in impaired mortgage loans.........................           61.8               64.1
    Investment valuation allowances........................................           (4.2)              (3.7)
                                                                            ----------------   -----------------
    Net Impaired Mortgage Loans............................................  $        57.6      $        60.4
                                                                            ================   =================

    During 2004, 2003 and 2002, the Closed Block's average recorded investment in impaired mortgage loans was $64.2 million, $51.9 million and $26.0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $4.7 million, $2.7 million and $2.1 million for 2004, 2003 and 2002, respectively.

    Valuation allowances amounted to $4.0 million and $3.6 million on mortgage loans on real estate and zero and $.1 million on equity real estate at December 31, 2004 and 2003, respectively. Writedowns of fixed maturities amounted to $10.8 million, $37.8 million and $40.0 million for 2004, 2003 and 2002, respectively.

8)  OTHER DISCONTINUED OPERATIONS

    Summarized financial information for Other Discontinued Operations follows:

                                                                                     DECEMBER 31,
                                                                          --------------------------------------
                                                                                2004                 2003
                                                                          -----------------    -----------------
                                                                                      (IN MILLIONS)
    BALANCE SHEETS
    Fixed maturities, available for sale, at estimated fair value
      (amortized cost of $643.6 and $644.7)..............................  $      702.1         $      716.4
    Equity real estate...................................................         190.1                198.2
    Mortgage loans on real estate........................................          21.4                 63.9
    Other equity investments.............................................           4.4                  7.5
    Other invested assets................................................            .3                   .2
                                                                          -----------------    -----------------
      Total investments..................................................         918.3                986.2
    Cash and cash equivalents............................................         150.2                 63.0
    Other assets.........................................................          33.3                110.9
                                                                          -----------------    -----------------
    Total Assets.........................................................  $    1,101.8         $    1,160.1
                                                                          =================    =================

    Policyholders liabilities............................................  $      844.6         $      880.3
    Allowance for future losses..........................................         132.7                173.4
    Other liabilities....................................................         124.5                106.4
                                                                          -----------------    -----------------
    Total Liabilities....................................................  $    1,101.8         $    1,160.1
                                                                          =================    =================

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    STATEMENTS OF EARNINGS
    Investment income (net of investment
      expenses of $17.2, $21.0 and $18.1)..............  $        68.5       $       70.6       $       69.7
    Investment gains, net..............................            3.6                5.4               34.2
    Policy fees, premiums and other income.............            -                  -                   .2
                                                        -----------------   ----------------   -----------------
    Total revenues.....................................           72.1               76.0              104.1

    Benefits and other deductions......................          (99.4)              89.4               98.7
    (Losses charged) earnings credited  to allowance
      for future losses................................          (27.3)             (13.4)               5.4
                                                        -----------------   ----------------   -----------------
    Pre-tax loss from operations.......................            -                  -                  -
    Pre-tax earnings from releasing the allowance
      for future losses................................           12.0                5.2                8.7
    Income tax expense.................................           (4.1)              (1.8)              (3.1)
                                                        -----------------   ----------------   -----------------
    Earnings from Other
      Discontinued Operations..........................  $         7.9       $        3.4       $        5.6
                                                        =================   ================   =================

    The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

    Valuation allowances of zero and $2.5 million on mortgage loans on real estate were held at December 31, 2004 and 2003, respectively. During 2004, 2003 and 2002, discontinued operations' average recorded investment in impaired mortgage loans was $8.4 million, $16.2 million and $25.3 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1.0 million, $1.3 million and $2.5 million for 2004, 2003 and 2002, respectively.

9)  GMDB, GMIB, GMWB AND NO LAPSE GUARANTEES

    Variable Annuity Contracts - GMDB and GMIB

    The Company issues certain variable annuity contracts with GMDB and GMIB features that guarantee either:

    a) Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

    b) Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

    c) Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

    d) Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

    The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities in 2004:

                                                              GMDB               GMIB                TOTAL
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Balance at December 31, 2002.......................  $       128.4       $      117.5       $      245.9
      Paid guarantee benefits..........................          (65.6)               -                (65.6)
      Other changes in reserves........................            6.5              (31.9)             (25.4)
                                                        -----------------   ----------------   -----------------
    Balance at December 31, 2003.......................           69.3               85.6              154.9
      Paid guarantee benefits..........................          (46.8)               -                (46.8)
      Other changes in reserve.........................           45.1               32.0               77.1
                                                        -----------------   ----------------   -----------------
    Balance at December 31, 2004.......................  $        67.6       $      117.6       $      185.2
                                                        =================   ================   =================

    Related GMDB reinsurance ceded amounts were:

                                                              GMDB
                                                        -----------------
    Balance at December 31, 2002.......................  $        21.5
      Paid guarantee benefits..........................          (18.5)
      Other changes in reserves........................           14.2
                                                        -----------------
    Balance at December 31, 2003.......................           17.2
      Paid guarantee benefits..........................          (12.9)
      Other changes in reserve.........................            6.0
                                                        -----------------
    Balance at December 31, 2004.......................  $        10.3
                                                        =================

    The GMIB reinsurance contracts are considered derivatives and are reported at fair value; see Note 16 of Notes to Consolidated Financial Statements.

    The December 31, 2004 values for those variable contracts with GMDB and GMIB features are presented in the following table. Since variable contracts with GMDB guarantees may also offer GMIB guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                             RETURN
                                                               OF
                                                            PREMIUM      RATCHET    ROLL-UP     COMBO      TOTAL
                                                            -------      -------    -------     -----      -----
                                                                           (DOLLARS IN MILLIONS)
GMDB:
-----
  Account Value (1).....................................  $ 30,176     $6,264      $8,265    $10,935     $55,640
  Net amount at risk, gross ............................     $ 965       $623      $1,852        $15      $3,455
  Net amount at risk, net of amounts reinsured..........     $ 963       $419      $1,113        $15      $2,510
  Average attained age of Contractholders...............      49.6       60.1        62.6       60.3        52.0
  Percentage of Contractholders over age 70.............      7.3%       21.7%      28.2%      20.5%       10.9%
  Range of guaranteed minimum return rates..............      N/A        N/A        3%-6%      3%-6%       3%-6%

GMIB:
-----
  Account Value (2).....................................       N/A        N/A      $5,834    $14,892     $20,726
  Net amount at risk, gross ............................       N/A        N/A        $372          -        $372
  Net amount at risk, net of amounts reinsured..........       N/A        N/A         $92          -         $92
  Weighted average years remaining until annuitization..       N/A        N/A         3.7        9.2         7.3
  Range of guaranteed minimum return rates..............       N/A        N/A       3%-6%      3%-6%       3%-6%

    (1) Included General Account balances of $11,711 million, $220 million, $136 million and $440 million, respectively, for a total of $12,507 million.

    (2) Included General Account balances of $1 million and $641 million, respectively, for a total of $642 million.

    For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values.

    For contracts with the GMIB feature, the net amount at risk in the event of annuitization is defined as the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates.

    In 2003, AXA Equitable initiated a program intended to hedge certain risks associated with the GMDB feature of the Accumulator(R) series of annuity products sold beginning April 2002. In 2004, the program was expanded to include hedging for certain risks associated with the GMIB feature of the Accumulator(R) series of annuity products sold beginning 2004. This program currently utilizes exchange-traded futures contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB and GMIB exposures attributable to movements in the equity and fixed income markets. At December 31, 2004, the total account value and net amount at risk of contracts were $20,887 million and $21 million, respectively, for the GMDB hedge program and $7,446 million and zero, respectively, for the GMIB hedge program.

    In third quarter 2004, AXA Equitable began to sell variable annuity contracts with guaranteed minimum withdrawal benefits ("GMWB"). At December 31, 2004, the reserve for such benefits was zero.

    The following table presents the aggregate fair value of assets, by major investment fund option, held by Separate Accounts that are subject to GMDB and GMIB benefits and guarantees. Since variable contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                DECEMBER 31,       December 31,
                                                                                    2004               2003
                                                                               ----------------  ------------------
                                                                                          (IN MILLIONS)
    GMDB:
       Equity...............................................................    $   32,088        $    26,159
       Fixed income.........................................................         4,192              3,815
       Balanced.............................................................         5,342              2,761
       Other................................................................         1,551              1,497
                                                                               ----------------  ------------------
       Total................................................................    $   43,173        $    34,232
                                                                               ================  ==================

    GMIB:
       Equity...............................................................    $   14,325        $    10,025
       Fixed income.........................................................         2,425              2,319
       Balanced.............................................................         2,768                725
       Other................................................................           565                711
                                                                               ----------------  ------------------
       Total................................................................    $   20,083        $    13,780
                                                                               ================  ==================

    Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee
    ----------------------------------------------------------------------------

    The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due.

    The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

    The following table summarizes the no lapse guarantee liabilities reflected in the General Account in future policy benefits and other policyholders liabilities, and related reinsurance ceded:

                                                                 DIRECT           REINSURANCE
                                                               LIABILITY             CEDED                NET
                                                            -----------------   -----------------   -----------------
                                                                                 (IN MILLIONS)
      Balance at December 31, 2003.......................    $        37.4       $        -          $       37.4
        Impact of adoption of SOP 03-1...................            (23.4)              (1.7)              (25.1)
        Other changes in reserve.........................              6.5               (4.4)                2.1
                                                            -----------------   -----------------   -----------------
      Balance at December 31, 2004.......................    $        20.5       $       (6.1)       $       14.4
                                                            =================   =================   =================

10) SHORT-TERM AND LONG-TERM DEBT

    Short-term and long-term debt consists of the following:

                                                                                          DECEMBER 31,
                                                                          --------------------------------------
                                                                                2004                2003
                                                                          -----------------   ------------------
                                                                                        (IN MILLIONS)
    Short-term debt:
    Current portion of long-term debt...................................  $       399.9        $          -
    Promissory note, 1.44% ..............................................         248.3                248.3
                                                                          -----------------    -----------------
    Total short-term debt................................................         648.2                248.3
                                                                          -----------------    -----------------

    Long-term debt:
    AXA Equitable:
      Surplus notes, 6.95%, due 2005.....................................           -                  399.8
      Surplus notes, 7.70%, due 2015.....................................         199.8                199.8
                                                                          -----------------    -----------------
          Total AXA Equitable............................................         199.8                599.6
                                                                          -----------------    -----------------
    Alliance:
      Senior Notes, 5.625%, due 2006.....................................         399.2                398.8
      Other..............................................................           8.3                  6.5
                                                                          -----------------    -----------------
          Total Alliance.................................................         407.5                405.3
                                                                          -----------------    -----------------

    Total long-term debt.................................................         607.3              1,004.9
                                                                          -----------------    -----------------

    Total Short-term and Long-term Debt..................................  $    1,255.5         $    1,253.2
                                                                          =================    =================

    Short-term Debt
    ---------------

    AXA Equitable discontinued its commercial paper program concurrent with the maturity of its $350.0 million credit facility during the fourth quarter of 2004.

    On July 9, 2004, AXA and certain of its subsidiaries entered into a
    (euro)3.5 billion global credit facility which matures July 9, 2009, with a group of 30 commercial banks and other lenders. Under the terms of the revolving credit facility, up to $500.0 million is available to AXA Financial, the parent of AXA Equitable.

    AXA Equitable has a $350.0 million, one year promissory note, of which $101.7 million is included within Other Discontinued Operations. The promissory note, which matures in March 2005, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually.

    At December 31, 2004 and 2003, the Company had pledged real estate of $307.1 million and $309.8 million, respectively, as collateral for certain short-term debt.

    Since 1998, Alliance has had a $425.0 million commercial paper program. In September 2002, Alliance entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders. Of the $800.0 million total, $425.0 million is intended to provide back-up liquidity for Alliance's $425.0 million commercial paper program, with the balance available for general purposes. Under this revolving credit facility, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal funds rate. The revolving credit facility contains covenants that, among other things, require Alliance to meet certain financial ratios. Alliance was in compliance with the covenants at December 31, 2004. At December 31, 2004, no borrowings were outstanding under Alliance's commercial paper program or revolving credit facilities.

    At December 31, 2004, Alliance maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2004, no amounts were outstanding under the ECN program.

    Long-term Debt
    --------------

    At December 31, 2004, the Company was not in breach of any debt covenants.

    At December 31, 2004, aggregate maturities of the long-term debt based on required principal payments at maturity were $400.0 million for 2005, $408.4 million for 2006, zero for 2007, 2008 and 2009, and $200.0 million thereafter.

    In August 2001, Alliance issued $400.0 million 5.625% notes pursuant to a shelf registration statement under which Alliance may issue up to $600.0 million in senior debt securities. These Alliance notes mature in 2006 and are redeemable at any time. The proceeds from the Alliance notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.

11) INCOME TAXES

    A summary of the income tax expense in the consolidated statements of earnings follows:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Income tax expense:
      Current expense (benefit)........................  $       358.9       $      112.5       $     (400.0)
      Deferred expense.................................           37.4              128.0              450.9
                                                        -----------------   ----------------   -----------------
    Total..............................................  $       396.3       $      240.5       $       50.9
                                                        =================   ================   =================

    The income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Expected income tax expense........................  $       586.0       $      332.6       $      360.0
    Minority interest..................................         (110.4)             (58.7)            (128.3)
    Separate Account investment activity...............          (63.3)             (29.1)            (159.3)
    Non-taxable investment income......................          (22.6)             (20.8)               3.4
    Non-deductible penalty.............................            -                 14.8                -
    Adjustment of tax audit reserves...................            7.7               (9.9)             (34.2)
    Non-deductible goodwill and other intangibles......            2.7                -                  -
    Other..............................................           (3.8)              11.6                9.3
                                                        -----------------   ----------------   -----------------
    Income Tax Expense.................................  $       396.3       $      240.5       $       50.9
                                                        =================   ================   =================

    The components of the net deferred income taxes are as follows:

                                                   DECEMBER 31, 2004                  December 31, 2003
                                            ---------------------------------  ---------------------------------
                                                ASSETS         LIABILITIES         Assets         Liabilities
                                            ---------------  ----------------  ---------------   ---------------
                                                                       (IN MILLIONS)
    Compensation and related benefits......  $       -        $      213.9      $        -        $     271.8
    Reserves and reinsurance...............        945.1               -               801.9              -
    DAC....................................          -             2,026.8               -            1,855.6
    Unrealized investment gains............          -               483.7               -              482.4
    Investments............................          -               557.9               -              525.3
    Other..................................          -                41.9               6.7              -
                                            ---------------  ----------------  ---------------   ---------------
    Total..................................  $     945.1      $    3,324.2      $      808.6      $   3,135.1
                                            ===============  ================  ===============   ===============

    In 2002, the Company recorded a $144.3 million benefit resulting from the favorable treatment of certain tax matters related to Separate Account investment activity arising during the 1997-2001 tax years and a settlement with the Internal Revenue Service (the "IRS") with respect to such tax matters for the 1992-1996 tax years.

    In 2003, the IRS commenced an examination of the AXA Financial's consolidated Federal income tax returns, which includes the Company, for the years 1997 through 2001. Management believes this audit will have no material adverse effect on the Company's consolidated results of operations or financial position.

12) REINSURANCE AGREEMENTS

    The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

    During 2004, the Insurance Group reinsured most of its new variable life, universal life and term life policies on an excess of retention basis, retaining up to a maximum of $15 million on single-life policies and $20 million on second-to-die policies with the excess 100% reinsured. For certain segments of its business, the Insurance Group ceded 50% of the business underwritten by AXA Equitable on a guaranteed or simplified issue basis was ceded on a yearly renewable term basis. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

    At December 31, 2004, the Company had reinsured in the aggregate approximately 27.4% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 75.3% of its current liability exposure resulting from the GMIB feature.

    Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2004 and 2003 were $90.0 million and $29.0 million, respectively. The increase (decrease) in estimated fair value was $61.0 million and $(91.0) million for the years ended December 31, 2004 and 2003, respectively.

    At December 31, 2004 and 2003, respectively, reinsurance recoverables related to insurance contracts amounted to $2.55 billion and $2.46 billion. Reinsurance payables related to insurance contracts totaling $27.9 million and $27.5 million are included in other liabilities in the consolidated balance sheets.

    The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $387.4 million and $389.7 million at December 31, 2004 and 2003, respectively.

    The Insurance Group also cedes a portion of its extended term insurance, paid up life insurance and guaranteed interest contracts and substantially all of its individual disability income through various coinsurance agreements.

    In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves at December 31, 2004 and 2003 were $653.0 million and $587.5 million, respectively.

    The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                  2004               2003                2002
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Direct premiums....................................  $       828.9       $      913.8       $      954.6
        Reinsurance assumed................................          191.2              153.2              181.4
        Reinsurance ceded..................................         (140.5)            (177.6)            (190.8)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       879.6       $      889.4       $      945.2
                                                            =================   ================   =================

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $       134.8       $      100.3       $       96.6
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $       344.7       $      390.9       $      346.3
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        50.2       $       49.7       $       54.6
                                                            =================   ================   =================

13) EMPLOYEE BENEFIT PLANS

    The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. AXA Equitable's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company uses a December 31 measurement date for its pension and postretirement plans.

    Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions in 2004 to the qualified plans of $10.0 million. The Company expected to require no cash contributions to the qualified plans to satisfy the minimum funding requirements for the year ended 2005.

    Components of net periodic pension expense (credit) follow:

                                                                  2004               2003                2002
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Service cost.......................................  $        34.6       $       31.8       $       32.1
        Interest cost on projected benefit obligations.....          121.9              122.6              125.3
        Expected return on assets..........................         (170.9)            (173.9)            (181.8)
        Net amortization and deferrals.....................           64.7               53.4                6.4
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Expense.......................  $        50.3       $       33.9       $      (18.0)
                                                            =================   ================   =================

    The projected benefit obligations under the pension plans were comprised of:

                                                                                       December 31,
                                                                             -----------------------------------
                                                                                 2004                2003
                                                                             ---------------   -----------------
                                                                                       (In Millions)
    Benefit obligations, beginning of year.................................  $    2,013.3       $    1,883.9
    Service cost...........................................................          28.6               26.8
    Interest cost..........................................................         121.9              122.6
    Actuarial losses ......................................................         184.0              113.5
    Benefits paid..........................................................        (135.8)            (133.5)
                                                                             ---------------   -----------------
    Benefit Obligations, End of Year.......................................  $    2,212.0       $    2,013.3
                                                                             ===============   =================

    The change in plan assets and the funded status of the pension plans was as follows:

                                                                                          December 31,
                                                                                ----------------------------------
                                                                                    2004               2003
                                                                                ---------------   ----------------
                                                                                         (In Millions)
    Plan assets at fair value, beginning of year..............................  $    2,015.1      $     1,785.4
    Actual return on plan assets..............................................         243.9              359.7
    Contributions.............................................................          11.4               10.0
    Benefits paid and fees....................................................        (143.7)            (140.0)
                                                                                ---------------   ----------------
    Plan assets at fair value, end of year....................................       2,126.7            2,015.1
    Projected benefit obligations.............................................       2,212.0            2,013.3
                                                                                ---------------   ----------------
    (Underfunding) excess of plan assets over projected benefit obligations...         (85.3)               1.8
    Unrecognized prior service cost...........................................          (9.8)             (34.8)
    Unrecognized net loss from past experience different
      from that assumed.......................................................         927.5              904.3
    Unrecognized net asset at transition......................................          (1.3)              (1.3)
                                                                                ---------------   ----------------
    Prepaid Pension Cost, Net.................................................  $      831.1      $       870.0
                                                                                ===============   ================

    The prepaid pension cost for pension plans with assets in excess of projected benefit obligations was $852.4 million and $886.4 million and the accrued liability for pension plans with accumulated benefit obligations in excess of plan assets was $21.3 million and $16.4 million at December 31, 2004 and 2003, respectively.

    The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets:

                                                                             DECEMBER 31,
                                                      ---------------------------------------------------------
                                                               2004                             2003
                                                      ---------------------------      ------------------------
                                                                             (IN MILLIONS)
                                                             ESTIMATED                    Estimated
                                                            FAIR VALUE         %          Fair Value       %
                                                      --------------------    ----     ----------------   -----
    Corporate and government debt securities.......    $       450.1          21.2     $      438.2       21.7
    Equity securities..............................          1,468.0          69.0          1,387.4       68.9
    Equity real estate ............................            192.8           9.1            184.8        9.2
    Short-term investments.........................             14.9            .7              2.1         .1
    Other..........................................               .9            -               2.6         .1
                                                      --------------------             ---------------
    Total Plan Assets..............................    $     2,126.7                   $     2,105.1
                                                      ====================             ===============

    The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. Strategy with respect to asset mix is designed to meet, and, if possible, exceed the long-term rate-of-return assumptions for benefit obligations. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real Estate investments offer diversity to the total portfolio and long-term inflation protection.

    A secondary investment objective of the plans of the Company is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

    The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2004 and 2003.

                                                                                     AXA Financial
                                                                            --------------------------------
                                                                                2004               2003
                                                                                ----               ----
    Discount rate:
      Benefit obligation...............................................        5.75%              6.25%
      Periodic cost....................................................        6.25%              6.75%

    Rate of compensation increase:
      Benefit obligation and periodic cost.............................        5.75%              5.78%

    Expected long-term rate of return on plan assets (periodic cost)...         8.5%               8.5%

    As noted above, the pension plans' target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. Management reviewed the historical investment returns and future expectations of returns from these asset classes to conclude that a long-term expected rate of return of 8.5% is reasonable.

    The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were zero and zero, respectively, at December 31, 2004, and $51.1 million and $37.3 million, respectively, at December 31, 2003. The accumulated benefit obligation for all defined benefit pension plans was $2,072.6 million and $1,933.5 million at December 31, 2004 and 2003, respectively. The aggregate projected benefit obligation for pension plans with projected benefit obligations in excess of plan assets was zero at December 31, 2004 and $73.6 million at December 31, 2003.

    Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $23.2 million, $24.5 million and $26.0 million for 2004, 2003 and 2002, respectively.

    The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2005, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2004 and include benefits attributable to estimated future employee service.

                                               PENSION BENEFITS
                                             --------------------
                                                 (IN MILLIONS)
                  2005.......................  $     146.3
                  2006.......................        156.2
                  2007.......................        159.4
                  2008.......................        161.3
                  2009.......................        163.8
                  Years 2010 - 2014..........        842.0

    On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "MMA") was signed into law. It introduced a prescription drug benefit under Medicare Part D that would go into effect in 2006 as well as a Federal subsidy to employers whose plans provide an "actuarially equivalent" prescription drug benefit, however, detailed regulations necessary to implement and administer the MMA have not yet been issued. Management and its actuarial advisors have not been able to conclude as yet whether the prescription drug benefits provided under the Company's retiree medical plans are actuarially equivalent to the new Medicare prescription drug benefits for 2006 and future years. Consequently, measures of the accumulated postretirement benefit obligations and net periodic postretirement benefit cost for these plans at and for the year ended December 31, 2004 do not reflect any amounts associated with enactment of MMA, including the subsidy.

    Alliance maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to Alliance in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, Alliance agreed to invest $96.0 million per annum for three years to fund purchases of Alliance Holding units or an Alliance sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $140.4 million, $124.2 million and $101.4 million for 2004, 2003 and 2002, respectively (including $61.3 million, $85.1 million and $63.7 million for 2004, 2003 and 2002, respectively, relating to the Bernstein deferred compensation plan).

14) DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

    Derivatives
    -----------

    The Insurance Group primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce the Insurance Group's exposure of interest rate fluctuations. Various derivative instruments are used to achieve these objectives, including interest rate caps and floors to hedge crediting rates on interest-sensitive individual annuity contracts, interest rate futures to protect against declines in interest rates between receipt of funds and purchase of appropriate assets. In addition, the Company periodically enters into forward and futures contracts to hedge certain equity exposures, including the program to hedge certain risks associated with the GMDB/GMIB features of the Accumulator series of annuity products. At December 31, 2004, the Company's outstanding equity-based futures contracts were exchanged-traded and net settled each day. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in annuity contracts issued by the Company. See Note 12 to Notes to Consolidated Financial Statements.

    Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, crediting interest rates and dividends would be adjusted subject to competitive pressures. In addition, policies are subject to minimum rate guarantees. To hedge exposure to lower interest rates, the Company has used interest rate floors. At December 31, 2004 the outstanding notional amount of interest rate floors was $12.0 billion. For the year ended December 31, 2004 net unrealized losses of $3.9 million and no realized gains were recognized from floor contracts. These derivatives do not qualify for hedge accounting treatment under GAAP.

    The Company issues certain variable annuity products with GMDB and GMIB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. The Company initiated a dynamic hedging program in the third quarter 2003, utilizing exchange traded futures contracts, to hedge certain risks associated with the GMDB feature of certain annuity products with a total account value of $20,887 million at December 31, 2004, and in 2004, initiated a similar program to hedge certain risks, associated with the GMIB feature of certain annuity products with a total account value of $7,446 million at December 31, 2004. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. The Company retains basis risk and risk associated with actual versus expected assumptions for mortality, lapse and election rate. This program does not qualify for hedge accounting treatment under GAAP. At December 31, 2004 the Company had open exchange-traded futures positions on the S&P 500, Russell 1000 and NASDAQ 100 indices, having an aggregate notional amount of $956.7 million and an initial margin requirement of $51.2 million. Contracts are net settled daily. At December 31, 2004, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having an aggregate notional amount of $156.7 million and an initial margin requirement of $1.3 million. Contracts are net settled daily. For the year ended December 31, 2004, net realized losses of $63.1 million and net unrealized losses of $20.6 million were recognized from futures contracts utilized in this program and were partially offset by a similar decline in the GMDB and GMIB reserve.

    The Company is exposed to counterparty risk attributable to hedging transactions entered into with counterparties. Exposure to credit risk is controlled with the respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated 1 by the NAIC.

    All derivatives outstanding at December 31, 2004 and 2003 are recognized on the balance sheet at their fair values. The outstanding notional amounts of derivative financial instruments purchased and sold were:

                                                                                      DECEMBER 31,
                                                                           ------------------------------------
                                                                                2004                2003
                                                                           ----------------   -----------------
                                                                                      (IN MILLIONS)
    Notional Amount by Derivative Type:
      Options:
        Floors..........................................................    $   12,000         $   12,000
        Bond and equity-based futures...................................         1,113                275
                                                                           ----------------   -----------------
      Total.............................................................    $   13,113         $   12,275
                                                                           ================   =================

    At December 31, 2004 and during the year then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

    All gains and losses on derivative financial instruments utilized by the Company in 2004 and 2003 are reported in earnings. None of the derivatives were designated as qualifying hedges under SFAS No. 133. For 2004 and 2003, respectively, investment results, principally in net investment income, included gross gains of $26.2 million and $.6 million and gross losses of $114.2 million and $42.6 million that were recognized on derivative positions.

    Fair Value of Financial Instruments
    -----------------------------------

    The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

    Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2004 and 2003.

    Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

    Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

    The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

    The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

    Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

    The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7, 8 and 10 of Notes to Consolidated Financial Statements are presented below:

                                                                       DECEMBER 31,
                                            --------------------------------------------------------------------
                                                          2004                               2003
                                            ---------------------------------  ---------------------------------
                                               CARRYING         ESTIMATED         Carrying         Estimated
                                                VALUE          FAIR VALUE          Value           Fair Value
                                            ---------------  ----------------  ---------------   ---------------
                                                                       (IN MILLIONS)
    Consolidated:
    Mortgage loans on real estate..........  $    3,131.9     $     3,321.4     $     3,503.1     $    3,761.7
    Other limited partnership interests....         891.0             891.0             775.5            775.5
    Policy loans...........................       3,831.4           4,358.2           3,894.3          4,481.9
    Policyholders liabilities:
      Investment contracts.................      17,755.5          18,175.5          16,817.0         17,245.9
    Long-term debt.........................         607.3             665.9           1,004.9          1,105.7

    Closed Block:
    Mortgage loans on real estate..........  $    1,098.8     $     1,162.9     $     1,297.6     $    1,386.0
    Other equity investments...............           3.8               3.8              14.2             14.2
    Policy loans...........................       1,322.5           1,535.4           1,384.5          1,626.7
    SCNILC liability.......................          13.1              13.1              14.8             14.9

    Other Discontinued Operations:
    Mortgage loans on real estate..........  $       21.4     $        23.1     $        63.9     $       69.5
    Other equity investments...............           4.4               4.4               7.5              7.5
    Guaranteed interest contracts..........           6.8               6.8              17.8             16.3
    Long-term debt.........................         101.7             101.7             101.7            101.7

15) COMMITMENTS AND CONTINGENT LIABILITIES

    In addition to its debt and lease commitments discussed in Notes 10 and 17 of Notes to Consolidated Financial Statements, from time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2004, these arrangements included commitments by the Company to provide equity financing of $418.2 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

    AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

    The Company had $60.5 million of letters of credit related to reinsurance of which no amounts were outstanding at December 31, 2004. AXA Equitable had $29.2 million in commitments under existing mortgage loan agreements at December 31, 2004.

    In February 2002, Alliance signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2004, Alliance was not required to perform under the agreement and had no liability outstanding in connection with the agreement.

16) LITIGATION

    A number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable, Equitable Variable Life Insurance Company ("EVLICO", which was merged into AXA Equitable effective January 1, 1997), and AXA Life like other life and health insurers, from time to time are involved in such litigations.

    In October 2000, an action entitled SHAM MALHOTRA, ET AL. V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES, AXA ADVISORS, LLC AND EQUITABLE DISTRIBUTORS, INC. was commenced in the Supreme Court of the State of New York, County of Nassau. The action was brought by two individuals who purchased AXA Equitable deferred annuity products. The action purports to be on behalf of a class consisting of all persons who purchased an individual deferred annuity contract or who received a certificate to a group deferred annuity contract, sold by one of the defendants, which was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment; excluded from the class are officers, directors and agents of the defendants. The complaint alleges that the defendants engaged in fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. The complaint asserts claims for: deceptive business acts and practices in violation of the New York General Business Law (the "GBL"); use of misrepresentations and misleading statements in violation of the New York Insurance Law; false or misleading advertising in violation of the GBL; fraud, fraudulent concealment and deceit; negligent misrepresentation; negligence; unjust enrichment and imposition of a constructive trust; declaratory and injunctive relief; and reformation of the annuity contracts. The complaint seeks injunctive and declaratory relief, an unspecified amount of compensatory and punitive damages, restitution for all members of the class, and an award of attorneys' fees, costs and expenses. In October 2000, the defendants removed the action to the United States District Court for the Eastern District of New York, and thereafter filed a motion to dismiss. Plaintiffs filed a motion to remand the case to state court. In September 2001, the District Court issued a decision granting defendants' motion to dismiss and denying plaintiffs' motion to remand, and judgment was entered in favor of the defendants. In October 2001, plaintiffs filed a motion seeking leave to reopen the case for the purpose of filing an amended complaint. In addition, plaintiffs filed a new complaint in the District Court, alleging a similar class and similar facts. The new complaint asserted causes of action for violations of Federal securities laws in addition to the state law causes of action asserted in the previous complaint. In January 2002, plaintiffs amended their new complaint in response to defendants' motion to dismiss and, subsequently, in March 2002, defendants filed a motion to dismiss the amended complaint. In March 2003, the United States District Court for the Eastern District of New York: (i) granted plaintiffs' motion, filed October 2001, seeking leave to reopen their original case for the purpose of filing an amended complaint and accepted plaintiffs' proposed amended complaint, (ii) appointed the named plaintiffs as lead plaintiffs and their counsel as lead counsel for the putative class, (iii) consolidated plaintiffs' original action with their second action, which was filed in October 2001, and (iv) ruled that the court would apply AXA Equitable's motion to dismiss the amended complaint in the second action to the plaintiffs' amended complaint from the original action. In April 2003, plaintiffs filed a second amended complaint alleging violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"). The action purports to be on behalf of a class consisting of all persons who on or after October 3, 1997 purchased an individual variable deferred annuity contract, received a certificate to a group variable deferred annuity contract or made an additional investment through such a contract, which contract was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment. In May 2003, the defendants filed a motion to dismiss the second amended complaint. In February 2004, the District Court issued a decision withdrawing without prejudice defendants' motion to dismiss the second amended complaint with leave to refile because the parties did not comply with the court's Individual Motion Practices. In March 2004, defendants filed a renewed motion to dismiss the second amended complaint.

    In October 2000, an action entitled AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP V. AXA CLIENT SOLUTIONS, LLC; THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES; AND AXA FINANCIAL, INC. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants, in connection with certain annuities issued by AXA Equitable (i) breached an agreement with the plaintiffs involving the execution of mutual fund transfers, and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek substantial lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and the Holding Company from the amended complaint, and dismissed the conversion claims in June 2001. The District Court denied defendants' motion to dismiss the remaining claims. AXA Equitable answered the amended complaint. In July 2004, the court dismissed Emerald's complaint for lack of subject matter (diversity) jurisdiction. In June 2004, Emerald filed a new complaint that was substantially similar to the complaint filed in the dismissed action against AXA Equitable, AXA Client Solutions, LLC, and AXA Financial in the United States District Court for the Northern District of Illinois. In July 2004, Emerald filed an amended complaint, to which AXA Equitable filed an answer asserting several affirmative defenses. AXA Equitable also filed a partial motion to dismiss the amended complaint. In August 2004, Emerald filed a motion to dismiss several affirmative defenses, which motion was granted in September 2004. While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the consolidated financial position and results of operations of the Company, management believes that the ultimate resolution of this litigation should not have a material adverse effect on the Company's consolidated financial position.

    After the District Court denied defendants' motion to assert certain defenses and counterclaims in AMERICAN NATIONAL BANK, AXA Equitable commenced an action, in December 2001, entitled THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES V. AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP, in the United States District Court for the Northern District of Illinois. The complaint arises out of the same facts and circumstances as described in AMERICAN NATIONAL BANK. AXA Equitable's complaint alleges common law fraud and equitable rescission in connection with certain annuities issued by AXA Equitable. AXA Equitable seeks unspecified money damages, rescission, punitive damages and attorneys' fees. In March 2002, defendants filed an answer to AXA Equitable's complaint and asserted counterclaims. Defendants' counterclaims allege common law fraud, violations of the Federal and Illinois Securities Acts and violations of the Illinois and New York Consumer Fraud Acts. Defendants seek unspecified money damages, punitive damages and attorneys' fees. In May 2002, the District Court granted in part and denied in part AXA Equitable's motion to dismiss defendants' counterclaims, dismissing defendants' Illinois Securities Act and New York Consumer Fraud Act claims. AXA Equitable answered defendants' remaining counterclaims. In July 2004, AXA Equitable filed a motion to dismiss this action on the ground that there is no subject matter (diversity) jurisdiction. In September 2004, the court dismissed AXA Equitable's action and retained jurisdiction over Emerald's counterclaims in that action.

    In January 2004, DH2, Inc., an entity related to Emerald Investments L.P., filed a lawsuit in the United States District Court for the Northern District of Illinois, against AXA Equitable and EQ Advisors Trust ("EQAT"), asserting claims for breach of contract and breach of fiduciary duty, claims under the Federal securities laws, and misappropriation of trade secrets. The complaint alleges that AXA Equitable and EQAT wrongfully misappropriated DH2, Inc.'s confidential and proprietary information to implement fair value pricing of securities within the subaccounts of DH2, Inc.'s variable annuity, which diminished the profitability of its proprietary trading strategy. The complaint also alleges that AXA Equitable and EQAT implemented fair value pricing for an improper purpose and without adequate disclosure. The complaint further alleges that AXA Equitable and EQAT are not permitted to implement fair value pricing of securities. In May 2004, the complaint was served on AXA Equitable and EQAT. In July 2004, DH2 filed an amended complaint adding the individual trustees as defendants. In October 2004, all defendants filed a motion to dismiss the amended complaint. In March 2005, the Court granted the motion to dismiss, dismissing DH2's claims for alleged violations of the Investment Company Act of 1940, as amended (the "Investment Company Act") with prejudice and dismissing the remaining claims without prejudice on the ground that DH2 failed to state a claim under the Federal securities laws. DH2 has until April 2005 to file a Second Amended Complaint consistent with the Court's decision.

    In November 2004, a fairness hearing in PETER FISCHEL, ET AL. V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES, a previously disclosed lawsuit, was held and a settlement was approved effective as of January 2005. Management believes that the settlement of Fischel will not have a material adverse effect on the consolidated financial position or results of operations of the Company.

    A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. Defendants answered the complaint in October 2001. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violates ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim has been dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. The parties agreed that the new individual claims of the five named plaintiffs regarding the delivery of announcements to them would be excluded from the class certification. In April 2003, defendants filed an answer to the amended complaint. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In July 2003, defendants filed a motion for summary judgment on the grounds that plaintiffs' claims are barred by applicable statutes of limitations. In October 2003, the District Court denied that motion. In July 2004, the parties filed cross motions for summary judgment asking the court to find in their respective favors on plaintiffs' claim that (1) the cash balance formula of the retirement plan violates ERISA's age discrimination provisions and (2) the notice of plan amendment distributed by AXA Equitable violated ERISA's notice rules. Following a hearing on the motions, the court ordered a limited amount of additional discovery to be conducted followed by a subsequent hearing.

    In January 2003, a putative class action entitled BERGER ET AL. V. AXA NETWORK, LLC AND THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was commenced in the United States District Court for the Northern District of Illinois by two former agents on behalf of themselves and other similarly situated present, former and retired agents who, according to the complaint, "(a) were discharged by Equitable Life from `statutory employee status' after January 1, 1999, because of Equitable Life's adoption of a new policy stating that in any given year, those who failed to meet specified sales goals during the preceding year would not be treated as `statutory employees,' or (b) remain subject to discharge from `statutory employee' status based on the policy applied by Equitable Life." The complaint alleges that AXA Equitable improperly "terminated" the agents' full-time life insurance salesman statutory employee status in or after 1999 by requiring attainment of minimum production credit levels for 1998, thereby making the agents ineligible for benefits and "requiring" them to pay Self-Employment Contribution Act taxes. The former agents, who assert claims for violations of ERISA and 26 U.S.C. 3121, and breach of contract, seek declaratory and injunctive relief, plus restoration of benefits and an adjustment of their benefit plan contributions and payroll tax withholdings. In March 2003, AXA Equitable filed a motion to dismiss the complaint. In July 2003, the United States District Court for the Northern District of Illinois granted in part and denied in part AXA Equitable's motion to dismiss the complaint, dismissing plaintiffs' claims for violation of 26 U.S.C. 3121 and breach of contract. AXA Equitable has answered plaintiffs' remaining claim for violation of ERISA. In July 2003, plaintiffs filed a motion for class certification. In November 2003, AXA Equitable filed its opposition to the motion for class certification. In March 2004, the District Court entered an order certifying a class consisting of "[a]ll present, former and retired Equitable agents who (a) lost eligibility for benefits under any Equitable ERISA plan during any period on or after January 1, 1999 because of the application of the policy adopted by Equitable of using compliance with specified sales goals as the test of who was a "full time life insurance salesman" and thereby eligible for benefits under any such plan, or (b) remain subject to losing such benefits in the future because of the potential application to them of that policy." Discovery has concluded and the parties have filed cross motions for summary judgment. The case has been removed from the trial calendar pending a decision on these motions.

    In May 2003, a putative class action complaint entitled ECKERT V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was filed in the United States District Court for the Eastern District of New York, as a case related to the Malhotra action described above. The complaint asserts a single claim for relief under Section 47(b) of the Investment Company Act of 1940, as amended based on AXA Equitable's alleged failure to register as an investment company. According to the complaint, AXA Equitable was required to register as an investment company because it was allegedly issuing securities in the form of variable insurance products and allegedly investing its assets primarily in other securities. The plaintiff purports to act on behalf of all persons who purchased or made an investment in variable insurance products from AXA Equitable on or after May 7, 1998. The complaint seeks declaratory judgment permitting putative class members to elect to void their variable insurance contracts; restitution of all fees and penalties paid by the putative class members on the variable insurance products, disgorgement of all revenues received by AXA Equitable on those products, and an injunction against the payment of any dividends by AXA Equitable to the Holding Company. In June 2003, AXA Equitable filed a motion to dismiss the complaint. In June 2004, plaintiff, in connection with a settlement of a proceeding entitled ECKERT V. AXA ADVISORS, LLC, ET. AL. which was filed with the National Association of Securities Dealers, Inc., released his putative class action claim against AXA Equitable. In June 2004, plaintiff's counsel filed a motion for withdrawal of plaintiff from the putative class action lawsuit and intervention by another member of the putative class as plaintiff. In March 2005, the Court granted the motion to intervene by another member of the putative class and denied AXA Equitable's motion to dismiss without prejudice to refile the motion after the new complaint is filed.

    The ten similar and previously disclosed putative class action lawsuits, arising out of the Holding Company's acquisition of MONY, and filed between September and October 2003, against the Holding Company (and in some cases AIMA Acquisition Co., a wholly owned subsidiary of the Holding Company ("AIMA")), MONY and MONY's directors in the Court of Chancery of the State of Delaware in and for New Castle County, entitled BEAKOVITZ V. AXA FINANCIAL, INC., ET AL.; BELODOFF V. THE MONY GROUP INC., ET AL.; BRIAN V. THE MONY GROUP INC. ET AL.; BRICKLAYERS LOCAL 8 AND PLASTERERS LOCAL 233 PENSION FUND V. THE MONY GROUP, INC., ET AL.; CANTOR V. THE MONY GROUP, INC., ET AL.; E.M. CAPITAL, INC. V. THE MONY GROUP, INC., ET AL.; GARRETT V. THE MONY GROUP INC., ET AL.; LEBEDDA V. THE MONY GROUP, INC., ET AL.; MARTIN
    V. ROTH, ET AL.; and MUSKAL V. THE MONY GROUP, INC., ET AL. (collectively, the "MONY Stockholder Litigation") have been settled and dismissed with prejudice. The Company's management believes that the settlement of the MONY Stockholder Litigation will not have a material adverse effect on the consolidated financial position or results of operations of the Company.

    Related to the MONY Stockholder Litigation, the Holding Company, MONY and MONY's directors were named in two putative class action lawsuits filed in New York State Supreme Court in Manhattan, entitled LAUFER V. THE MONY GROUP, INC., ET AL. and NORTH BORDER INVESTMENTS V. BARRETT, ET AL. The complaints in these actions contain allegations substantially similar to those in the Delaware cases, and likewise purport to assert claims for breach of fiduciary duty against MONY's directors and for aiding and abetting a breach of fiduciary duty against the Holding Company. The complaints in these actions also purport to be brought on behalf of a class consisting of all MONY stockholders, excluding the defendants and their affiliates, and seek various forms of relief, including damages and injunctive relief that would, if granted, prevent the completion of the merger. In December 2003, defendants contested the claims in the LAUFER and NORTH BORDER complaints. In NORTH BORDER, in September 2004, the plaintiff agreed that it would not object to the proposed settlement before the Delaware Court of Chancery and that following a final judgment approving the settlement by the Delaware Court of Chancery, the plaintiff would dismiss its action against all defendants with prejudice. A stipulation of discontinuance for the North Border action was filed with the New York State Supreme Court in November 2004.

    In September 2004, a petition for appraisal entitled CEDE & CO. V. AXA FINANCIAL, INC. was filed in the Delaware Court of Chancery by an alleged former MONY stockholder. The petition seeks a judicial appraisal of the value of the MONY shares held by former MONY stockholders who demanded appraisal pursuant to Section 262 of the General Corporation Law of the State of Delaware and have not withdrawn their demands. The parties are engaged in discovery. On or about November 4, 2004, a petition for appraisal entitled HIGHFIELDS CAPITAL LTD. V. AXA FINANCIAL, INC. was filed in the Delaware Court of Chancery by another alleged former MONY stockholder. The relief sought by the Highfields Capital petition is substantially identical to that sought pursuant to the Cede & Co. petition. The parties are engaged in discovery. In February 2005, the Delaware Court of Chancery consolidated the two actions for all purposes.

    In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled MATTHEW WIGGENHORN V. EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. The lawsuit asserts causes of action for negligence, gross negligence, breach of contract, and breach of fiduciary duty and seeks unspecified compensatory and punitive damages, plus prejudgment interest, attorneys' fees and costs. In June 2004, AXA Equitable removed the case to Federal court and in July 2004 filed a motion to dismiss. In July 2004, plaintiff filed a motion to remand the action to state court. In August 2004, the court stayed the action pending a decision by the U.S. Court of Appeals for the Seventh Circuit in a case filed against Putnam Funds et al. (to which the Holding Company is not a party) regarding removal pursuant to the Securities Litigation Uniform Standards Act under similar circumstances. In February 2005, the Baltimore Federal court entered a Conditional Transfer Order, conditionally transferring the case to Federal court in Baltimore, Maryland, where the majority of so-called market timing cases against various fund families have been transferred.

    ALLIANCE LITIGATION

    In April 2002, a consolidated complaint entitled IN RE ENRON CORPORATION SECURITIES LITIGATION ("Enron Complaint") was filed in the United States District Court for the Southern District of Texas, Houston Division, against numerous defendants, including Alliance. The principal allegations of the Enron Complaint, as they pertain to Alliance, are that Alliance violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act") with respect to a registration statement filed by Enron and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Corp. Zero Coupon Convertible Notes due 2021. Plaintiffs allege the registration statement was materially misleading and that Frank Savage, who was at that time an employee of Alliance and who was and remains a director of the general partner of Alliance, signed the registration statement at issue. Plaintiffs further allege that Alliance was a controlling person of Frank Savage. Plaintiffs therefore assert that Alliance is itself liable for the allegedly misleading registration statement. Plaintiffs seek recission or a recissionary measure of damages. In June 2002, Alliance moved to dismiss the ENRON Complaint as the allegations therein pertain to it. In March 2003, that motion was denied. In May 2003, a First Amended Consolidated Complaint, with substantially identical allegations as to Alliance, was filed. Alliance filed its answer in June 2003. In May 2003, plaintiffs filed an Amended Motion For Class Certification. In October 2003, following the completion of class discovery, Alliance filed its opposition to class certification. Alliance's motion is pending. The case is currently in discovery.

    In May 2002, a complaint entitled THE FLORIDA STATE BOARD OF ADMINISTRATION
    V. ALLIANCE CAPITAL MANAGEMENT L.P. ("SBA Complaint") was filed in the Circuit Court of the Second Judicial Circuit, in and for Leon County, Florida against Alliance. The SBA Complaint alleges breach of contract relating to the Investment Management Agreement between The Florida State Board of Administration ("SBA") and Alliance, breach of the covenant of good faith and fair dealing contained in the Investment Management Agreement, breach of fiduciary duty, negligence, gross negligence and violation of the Florida Securities and Investor Protection Act, in connection with purchases and sales of Enron common stock for the SBA investment account. The SBA seeks more than $300 million in compensatory damages and an unspecified amount of punitive damages. In June 2002, Alliance moved to dismiss the SBA Complaint; in September 2002, the court denied Alliance's motion to dismiss the SBA Complaint in its entirety. In November 2003, the SBA filed an amended complaint ("Amended SBA Complaint"). While the Amended SBA Complaint contains the Enron claims, the Amended SBA Complaint also alleges that Alliance breached its contract with the SBA by investing in or continuing to hold stocks for the SBA's investment portfolio that were not "1-rated," the highest rating that Alliance's research analysts could assign. The SBA also added claims for negligent supervision and common law fraud. The Amended SBA Complaint seeks rescissionary damages for all purchases of stocks that were not 1-rated, as well as damages for those that were not sold on a downgrade. During the third quarter of 2004, the SBA asserted in discovery that its Enron-related and 1-rated stock-related damages (including statutory interest) are approximately $2.9 billion. In November 2004, each party moved for partial summary judgment. In January 2005, the court granted, in part, Alliance's motion. Trial commenced in March 2005.

    In September 2002, a complaint entitled LAWRENCE E. JAFFE PENSION PLAN, LAWRENCE E. JAFFE TRUSTEE U/A 1198 V. ALLIANCE CAPITAL MANAGEMENT L.P., ALFRED HARRISON AND ALLIANCE PREMIER GROWTH FUND, INC. ("Jaffe Complaint") was filed in the United States District Court for the Southern District of New York against Alliance, Alfred Harrison and Premier Growth Fund alleging violation of the Investment Company Act. Plaintiff seeks damages equal to Premier Growth Fund's losses as a result of Premier Growth Fund's investment in shares of Enron and a recovery of all fees paid to Alliance beginning November 1, 2000. In March 2003, the court granted Alliance's motion to transfer the Jaffe Complaint to the United States District Court for the District of New Jersey for coordination with the now dismissed BENAK V. ALLIANCE CAPITAL MANAGEMENT L.P. AND ALLIANCE PREMIER GROWTH FUND action then pending. In December 2003, plaintiff filed an amended complaint ("Amended Jaffe Complaint") in the United States District Court for the District of New Jersey. The Amended Jaffe Complaint alleges violations of
    Section 36(a) of the Investment Company Act, common law negligence, and negligent misrepresentation. Specifically, the Amended Jaffe Complaint alleges that (i) the defendants breached their fiduciary duties of loyalty, care and good faith to Premier Growth Fund by causing Premier Growth Fund to invest in the securities of Enron, (ii) the defendants were negligent for investing in securities of Enron, and (iii) through prospectuses and other documents, defendants misrepresented material facts related to Premier Growth Fund's investment objective and policies. In January 2004, defendants moved to dismiss the Amended Jaffe Complaint. That motion is pending.

    In December 2002, a putative class action complaint entitled PATRICK J. GOGGINS ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("Goggins Complaint") was filed in the United States District Court for the Southern District of New York against Alliance, Premier Growth Fund and individual directors and certain officers of Premier Growth Fund. In August 2003, the court granted Alliance's motion to transfer the Goggins Complaint to the United States District Court for the District of New Jersey. In December 2003, plaintiffs filed an amended complaint ("Amended Goggins Compliant") in the United States District Court for the District of New Jersey, which alleges that defendants violated Sections 11, 12(a)(2) and 15 of the Securities Act because Premier Growth Fund's registration statements and prospectuses contained untrue statements of material fact and omitted material facts. More specifically, the Amended Goggins Complaint alleges that the Premier Growth Fund's investment in Enron was inconsistent with the fund's stated strategic objectives and investment strategies. Plaintiffs seek rescissory relief or an unspecified amount of compensatory damages on behalf of a class of persons who purchased shares of Premier Growth Fund during the period October 31, 2000 through February 14, 2002. In January 2004, Alliance moved to dismiss the Amended Goggins Complaint. In
    December 2004, the court granted Alliance's motion and dismissed the case. In January 2005, plaintiff appealed the court's decision.

    In October 2003, a purported class action complaint entitled ERB ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("ERB Complaint") was filed in the Circuit Court of St. Clair County, State of Illinois against Alliance. Plaintiff, purportedly a shareholder in the Premier Growth Fund, alleges that Alliance breached unidentified provisions of Premier Growth Fund's prospectus and subscription and confirmation agreements that allegedly required that every security bought for Premier Growth Fund's portfolio must be a "1-rated" stock, the highest rating that Alliance's analysts could assign. Plaintiff alleges that Alliance impermissibly purchased shares of stocks that were not 1-rated. Plaintiff seeks rescission of all purchases of any non-1-rated stocks Alliance made for Premier Growth Fund over the past ten years, as well as an unspecified amount of damages. In June 2004, plaintiff filed an amended complaint ("Amended Erb Complaint") in the Circuit Court of St. Clair County, Illinois. The Amended Erb Complaint allegations are substantially similar to those contained in the previous complaint, however, the Amended Erb Complaint adds a new plaintiff and seeks to allege claims on behalf of a purported class of persons or entities holding an interest in any portfolio managed by Alliance's Large Cap Growth Team. The Amended Erb Complaint alleges that Alliance breached its contracts with these persons or entities by impermissibly purchasing shares of stocks that were not 1-rated. Plaintiffs seek rescission of all purchases of any non-1-rated stocks Alliance made for Premier Growth Fund and other Large Cap Growth Team clients' portfolios over the past eight years, as well as an unspecified amount of damages. In July 2004, Alliance removed the Erb action to the United States District Court for the Southern District of Illinois on the basis that plaintiffs' claims are preempted under the Securities Litigation Uniform Standards Act. In August 2004, the District Court remanded the action to the Circuit Court. In September 2004, Alliance filed a notice of appeal with respect to the District Court's order. In December 2004, plaintiffs moved to dismiss Alliance's appeal. These motions are pending.

    Market Timing-Related Matters

    In October 2003, a purported class action complaint entitled HINDO ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. ("Hindo Complaint") was filed against Alliance, Alliance Holding, ACMC, the Holding Company, the AllianceBernstein Funds, the registrants and issuers of those funds, certain officers of Alliance (the "Alliance defendants"), and certain other defendants not affiliated with Alliance, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the Alliance defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts.

    Since October 2003, forty-three additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against Alliance and certain other defendants, and others may be filed. Such lawsuits have asserted a variety of theories for recovery including, but not limited to, violations of the Securities Act, the Exchange Act, the Advisers Act, the Investment Company Act, the Employee Retirement Income Security Act of 1974 ("ERISA"), certain state securities statutes and common law. All of these lawsuits seek an unspecified amount of damages.

    In February 2004, the Judicial Panel on Multidistrict Litigation ("MDL Panel") transferred all Federal actions to the United States District Court for the District of Maryland ("Mutual Fund MDL"). In March 2004 and April 2004, the MDL Panel issued orders conditionally transferring the state court cases against Alliance and numerous others to the Mutual Fund MDL. Transfer of all of these actions subsequently became final. Plaintiffs in three of these four actions moved to remand the actions back to state court. In June 2004, the Court issued an interim opinion deferring decision on plaintiffs' motions to remand until a later stage in the proceedings. Subsequently, the plaintiff in the state court individual action moved the Court for reconsideration of that interim opinion and for immediate remand of her case to state court, and that motion is pending. Defendants are not yet required to respond to the complaints filed in the state court derivative actions.

    In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of Alliance. All four complaints include substantially identical factual allegations, which appear to be based in large part on the SEC Order. The claims in the mutual fund derivative consolidated amended complaint are generally based on the theory that all fund advisory agreements, distribution agreements and 12b-1 plans between Alliance and the AllianceBernstein Funds should be invalidated, regardless of whether market timing occurred in each individual fund, because each was approved by fund trustees on the basis of materially misleading information with respect to the level of market timing permitted in funds managed by Alliance. The claims asserted in the other three consolidated amended complaints are similar to those that the respective plaintiffs asserted in their previous Federal lawsuits.

    The Holding Company, AXA S.A. and AXA Equitable are named as defendants in the mutual fund shareholder complaint and the Alliance Holding unitholder derivative complaint. Claims have been asserted against all these companies that include both control person and direct liability. The Holding Company is named as a defendant in the mutual fund complaint and the ERISA complaint. Alliance recorded charges to income totaling $330 million during the second half 2003 in connection with establishing the $250 million restitution fund and certain other matters. During 2004, Alliance paid $296 million related to these matters (including $250 million to the restitution fund) and has cumulatively paid $302 million. Accordingly, it is possible that additional charges in the future may be required.

    Revenue Sharing-Related Matters

    In June 2004, a purported class action complaint entitled AUCOIN, ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P., ET AL. ("Aucoin Complaint") was filed against Alliance, Alliance Holding, ACMC, The Holding Company, AllianceBernstein Investment Research and Management, Inc., a wholly-owned subsidiary of Alliance ("ABIRM"), certain current and former directors of the AllianceBernstein Funds, and unnamed Doe defendants. The Aucoin Complaint names the AllianceBernstein Funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of the AllianceBernstein Growth & Income Fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from AllianceBernstein Fund assets to broker-dealers in exchange for preferential marketing services,
    (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts, an accounting of all AllianceBernstein Fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

    Since June 22, 2004, nine additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against Alliance and certain other defendants, and others may be filed. All nine of the lawsuits (i) were brought as class actions filed in the United States District Court for the Southern District of New York, (ii) assert claims substantially identical to the Aucoin Complaint, and (iii) are brought on behalf of shareholders of AllianceBernstein Funds.

    In February 2005, plaintiffs filed a consolidated amended class action complaint that asserts claims substantially similar to the Aucion Complaint and the nine additional lawsuits referenced above.

    Directed Brokerage

    Alliance and approximately twelve other investment management firms were mentioned publicly in connection with the settlement by the SEC of charges that Morgan Stanley violated Federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas, and the NASD has issued requests for information, to Alliance in connection with this matter and Alliance has provided documents and other information to the SEC and the NASD and is cooperating fully with their investigations. On March 11, 2005, discussions commenced with the NASD that Alliance's management believes will conclude these investigations. Accordingly, Alliance recorded a $5 million charge against 2004 earnings.

    Proof of Claim-Related Matters

    In January 2005, a purported class action complaint entitled CHARLES DAVIDSON AND BERNARD SAMSON, ET AL. V. BRUCE W. CALVERT, ET AL. ("Davidson Complaint") was filed against Alliance Capital, ABIRM, various current and former directors of ACMC, and unnamed Doe defendants in the United States District Court for the Southern District of New York by alleged shareholders of AllianceBernstein Funds. The Davidson Complaint alleges that Alliance Capital, as investment advisor to the AllianceBernstein Funds, and the other defendants breached their fiduciary duties arising under Sections 36(a), 36(b) and 47(b) of the Investment Company Act by failing to ensure that the AllianceBernstein Funds participated in certain securities class action settlements for which the Funds were eligible. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, and forfeiture of all commissions and fees paid to the defendants.

    Two additional lawsuits making factual allegations substantially similar to those in the Davidson Complaint were filed against Alliance Capital and certain defendants not affiliated with Alliance Capital, and others may be filed. One of the lawsuits was brought as a class action in the United States District Court for the District of Massachusetts on behalf of alleged shareholders of the Mass Mutual family of funds. The other lawsuit was brought as a class action in the United States District Court for the Eastern District of Pennsylvania on behalf of alleged shareholders of the Vanguard family of funds. Both additional lawsuits: (i) assert claims against Alliance Capital in connection with sub-advisory services provided by Alliance Capital to the respective fund families; (ii) assert claims substantially identical to the Davidson Complaint; and (iii) seek relief substantially identical to the Davidson Complaint.

                         ------------------------------

    Although the outcome of litigation generally cannot be predicted with certainty, management believes that, except as otherwise noted, the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Except as noted above, management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

    In addition to the matters previously reported and those described above, AXA Equitable and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

17) LEASES

     The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2005 and the four successive years are $131.9 million, $121.1 million, $110.7 million, $102.8 million, $90.9 million and $715.8 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2005 and the four successive years is $11.5 million, $4.1million, $3.3 million, $2.9 million, $2.3 million and $17.5 million thereafter.

    At December 31, 2004, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2005 and the four successive years is $74.4 million, $77.6 million, $70.9 million, $73.8 million, $72.4 million and $708.5 million thereafter.

    The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2005 and the four successive years are $.9 million and $.6 million, $.3 million, $.3 million and $.2 million, respectively.

18) INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

    AXA Equitable is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent; pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $433.1 million during 2005. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2004, 2003 and 2002, the Insurance Group statutory net income totaled $571.4 million, $549.4 million and $451.6 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,287.3 million and 4,555.7 million at December 31, 2004 and 2003, respectively. In 2004, 2003 and 2002, respectively, AXA Equitable paid shareholder dividends of $500.0 million, $400.0 million and $500.0 million.

    At December 31, 2004, the Insurance Group, in accordance with various government and state regulations, had $32.8 million of securities deposited with such government or state agencies.

    At December 31, 2004 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2004.

    Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance and Alliance Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

    The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Net change in statutory surplus and
      capital stock....................................  $       196.8       $       43.4       $   (1,354.7)
    Change in AVR......................................          528.1              152.2             (464.7)
                                                        -----------------   ----------------   -----------------
    Net change in statutory surplus, capital stock
      and AVR..........................................          724.9              195.6           (1,819.4)
    Adjustments:
      Future policy benefits and policyholders'
        account balances...............................         (398.8)            (245.7)             255.2
      DAC..............................................          529.2              556.1              458.1
      Deferred income taxes............................          122.5               30.9             (634.6)
      Valuation of investments.........................           10.1               39.6              (74.8)
      Valuation of investment subsidiary...............         (460.3)            (321.6)           1,399.4
      Change in fair value of guaranteed minimum
        income benefit reinsurance contracts...........           61.0              (91.0)             120.0
      Shareholder dividends paid.......................          500.0              400.0              500.0
      Changes in non-admitted assets...................          (74.7)             (35.1)             384.2
      Other, net.......................................          (98.9)              (2.1)             (23.7)
      GAAP adjustments for Other Discontinued
        Operations.....................................           14.9               (2.3)              23.0
                                                        -----------------   ----------------   -----------------
    Net Earnings of the Insurance Group................  $       929.9       $      524.4       $      587.4
                                                        =================   ================   =================

                                                                              DECEMBER 31,
                                                        ---------------------------------------------------------
                                                              2004               2003                2002
                                                        -----------------   ----------------   ------------------
                                                                             (IN MILLIONS)

    Statutory surplus and capital stock................  $     4,331.5       $    4,134.7       $    4,091.3
    AVR................................................          870.0              341.9              189.7
                                                        -----------------   ----------------   ------------------
    Statutory surplus, capital stock and AVR...........        5,201.5            4,476.6            4,281.0
    Adjustments:
      Future policy benefits and policyholders'
        account balances...............................       (1,882.1)          (1,483.3)          (1,237.6)
      DAC..............................................        6,813.9            6,290.4            5,801.0
      Deferred income taxes............................       (1,770.4)          (1,729.8)          (1,835.8)
      Valuation of investments.........................        2,237.6            2,196.3            1,629.6
      Valuation of investment subsidiary...............       (1,973.3)          (1,513.0)          (1,191.4)
      Fair value of guaranteed minimum income benefit
        reinsurance contracts..........................           90.0               29.0              120.0
      Non-admitted assets..............................        1,055.5            1,130.2            1,162.3
      Issuance of surplus notes........................         (599.7)            (599.6)            (599.6)
      Other, net.......................................          147.9               77.7              157.2
      GAAP adjustments for Other Discontinued
        Operations.....................................          (96.4)            (103.9)            (108.7)
                                                        -----------------   ----------------   ------------------
    Equity of the Insurance Group......................  $     9,224.5       $    8,770.6       $    8,178.0
                                                        =================   ================   ==================

19) BUSINESS SEGMENT INFORMATION

    The Company's operations consist of Insurance and Investment Services segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

    The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual funds, and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

    The Investment Services segment is principally comprised of the investment management business of Alliance. Alliance provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowment funds and domestic and foreign financial institutions and governments, (b) private clients, including high net worth individuals, trusts and estates, charitable foundations and other entities, by means of separately managed accounts, hedge funds and other investment vehicles, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy, trading and other services. This segment also includes institutional Separate Accounts principally managed by Alliance that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

    Intersegment investment advisory and other fees of approximately $118.4 million, $103.0 million and $102.2 million for 2004, 2003 and 2002, respectively, are included in total revenues of the Investment Services segment.

    The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                               2004               2003               2002
                                                         -----------------   ----------------  ------------------
                                                                              (IN MILLIONS)
    SEGMENT REVENUES:
    Insurance..........................................   $     5,447.7       $     4,734.4     $     4,673.4
    Investment Services................................         3,031.5             2,738.5           2,744.9
    Consolidation/elimination..........................           (82.8)              (70.4)            (71.3)
                                                         -----------------   ----------------  ------------------
    Total Revenues.....................................   $     8,396.4       $     7,402.5     $     7,347.0
                                                         =================   ================  ==================

    SEGMENT EARNINGS (LOSS) FROM CONTINUING
      OPERATIONS BEFORE INCOME
      TAXES AND MINORITY INTEREST:
    Insurance..........................................   $       946.3       $       631.6     $       437.9
    Investment Services................................           728.8               318.6             590.7
    Consolidation/elimination..........................             (.9)                -                 -
                                                         -----------------   ----------------  ------------------
    Total Earnings from Continuing Operations
       before Income Taxes
       and Minority Interest...........................   $     1,674.2       $       950.2     $     1,028.6
                                                         =================   ================  ==================

                                                                              DECEMBER 31,
                                                         --------------------------------------------------------
                                                               2004               2003               2002
                                                         -----------------   ----------------  ------------------
                                                                              (IN MILLIONS)
    ASSETS:

    Insurance..........................................   $   110,141.1       $    98,822.1     $    80,638.7
    Investment Services................................        14,326.3            15,410.1          14,160.3
    Consolidation/elimination..........................            26.7                33.1              27.3
                                                         -----------------   ----------------  ------------------
    Total Assets.......................................   $   124,494.1       $   114,265.3     $    94,826.3
                                                         =================   ================  ==================

20) QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

    The quarterly results of operations for 2004 and 2003 are summarized below:

                                                                THREE MONTHS ENDED
                                   ------------------------------------------------------------------------------
                                       MARCH 31           JUNE 30            SEPTEMBER 30          DECEMBER 31
                                   -----------------  -----------------   ------------------   ------------------
                                                                   (IN MILLIONS)

    2004
    Total Revenues................  $     2,124.2      $     2,019.7       $    2,093.5         $    2,159.0
                                   =================  =================   ==================   ==================

    Earnings from
      Continuing Operations.......  $       227.4      $       269.3       $      204.6         $      192.5
                                   =================  =================   ==================   ==================

    Net Earnings..................  $       226.6      $       270.5       $      220.2         $      212.6
                                   =================  =================   ==================   ==================

    2003
    Total Revenues................  $     1,674.7      $     1,826.8       $    1,857.8         $    2,043.2
                                   =================  =================   ==================   ==================

    Earnings from
      Continuing Operations.......  $        35.7      $       209.7       $      134.8         $      140.8
                                   =================  =================   ==================   ==================

    Net Earnings..................  $        35.7      $       209.8       $      135.5         $      143.4
                                   =================  =================   ==================   ==================

21) ACCOUNTING FOR STOCK-BASED COMPENSATION

    The Holding Company sponsors a stock incentive plan for employees of AXA Equitable. Alliance sponsors its own stock option plans for certain employees.

    In January 2001, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the Stock Appreciation Rights is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001, the closing date of the aforementioned merger. The Company recorded an increase in the Stock Appreciation Rights liability of $14.3 million and $12.0 for 2004 and 2003, respectively, primarily reflecting the variable accounting for the Stock Appreciation Rights based on the change in the market value of AXA ADRs in 2004 and 2003.

    The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Stock-based employee compensation expense is not reflected in the statement of earnings as all options granted under those plans had an exercise price equal to the market value of the underlying common stock on the date of the grant. The following table illustrates the effect on net income had compensation expense as related to options awarded under the Holding Company's Stock Incentive Plans been determined based on SFAS No. 123's fair value based method:

                                                              2004               2003                 2002
                                                        -----------------   ----------------   -------------------
                                                                              (IN MILLIONS)
    Net income, as reported............................  $       929.9       $      524.4       $      587.4
    Less: total stock-based employee compensation
       expense determined under fair value method for
       all awards, net of income tax benefit...........          (21.4)             (35.8)             (36.0)
                                                        -----------------   ----------------   -------------------
    Pro Forma Net Earnings.............................  $       908.5       $      488.6       $      551.4
                                                        =================   ================   ===================

    The Black-Scholes option pricing model was used in determining the fair values of option awards used in the pro-forma disclosures above. The option pricing assumptions for 2004, 2003 and 2002 follow:

                                               HOLDING COMPANY                           ALLIANCE
                                   -----------------------------------------   ------------------------------
                                       2004           2003         2002          2004      2003       2002
                                   -------------  ------------- ------------   --------- ---------- ---------
     Dividend yield...............    2.24%          2.48%         2.54%         3.5       6.1%      5.80%

     Expected volatility..........     43%            46%           46%          32%        32%       32%

     Risk-free interest rate......    2.86%          2.72%         4.04%         4.0%      3.0%       4.2%

     Expected life in years.......      5              5             5            5          7         7

     Weighted average fair value
       per option at grant date...    $6.94          $4.39         $6.30        $8.00      $5.96     $5.89


    A summary of the activity in the option shares of the Holding Company and Alliance's option plans follows, including information about options outstanding and exercisable at December 31, 2004.


                                                       HOLDING COMPANY                         ALLIANCE
                                             ------------------------------------  ---------------------------------
                                                                    WEIGHTED                           WEIGHTED
                                                                    AVERAGE                            AVERAGE
                                                  AXA ADRS          EXERCISE           UNITS           EXERCISE
                                               (IN MILLIONS)         PRICE         (IN MILLIONS)        PRICE
                                             -------------------  ---------------  --------------- -----------------
        Balance at January 1, 2002.......         30.0              $31.55              15.9           $33.58
          Granted........................          6.7              $17.24               2.4           $33.32
          Exercised......................          (.2)             $10.70              (1.4)          $14.83
          Forfeited......................         (1.2)             $27.12               (.5)          $42.99
                                             -------------------                   ---------------

        Balance at December 31, 2002.....         35.3              $25.14              16.4           $34.92
          Granted........................          9.1              $12.60                .1           $35.01
          Exercised......................         (1.7)              $7.85              (1.2)          $17.26
          Forfeited......................         (1.8)             $25.16              (1.5)          $43.27
                                             -------------------                   ---------------

        Balance at December 31, 2003.....         40.9              $23.04              13.8           $35.55
          Granted........................          7.2              $20.66                .1           $33.00
          Exercised......................         (2.5)             $14.82              (2.5)          $18.43
          Forfeited......................         (1.6)             $23.74              (1.8)          $46.96
                                             -------------------                   ---------------

        Balance at December 31, 2004              44.0              $23.03               9.6           $37.82
                                             ===================                   ===============

    Information about options outstanding and exercisable at December 31, 2004 follows:

                                            OPTIONS OUTSTANDING                            OPTIONS EXERCISABLE
                             ---------------------------------------------------   -------------------------------------
                                                   WEIGHTED
                                                    AVERAGE         WEIGHTED                               WEIGHTED
              RANGE OF             NUMBER          REMAINING        AVERAGE             NUMBER              AVERAGE
              EXERCISE          OUTSTANDING       CONTRACTUAL       EXERCISE          EXERCISABLE          EXERCISE
               PRICES          (IN MILLIONS)     LIFE (YEARS)        PRICE           (IN MILLIONS)           PRICE
        ------------------  ------------------- ---------------- ---------------   ------------------   ----------------
              AXA ADRs
        ------------------
          $6.33 - $8.97               .2               1.08            $7.65               .2                 $7.65
          $10.13 - $15.12           10.1               7.39           $12.66              4.4                $12.81
          $15.91 - $22.84           15.5               7.35           $19.42              7.1                $18.51
          $25.96 - $32.87           13.1               3.65           $30.65             12.3                $30.64
          $35.85                     5.1               4.48           $35.85              5.1                $35.85
                              -----------------                                    ------------------
          $6.33 - $35.85            44.0                              $23.03             29.1                $25.71
                              =================                                    ==================

            Alliance
        ------------------
          $8.81-$18.47               1.2               2.25           $15.31              1.2                $15.31
          $25.63-$30.25              2.2               4.40           $28.05              2.1                $28.06
          $32.52-$48.50              3.1               7.01           $39.18              1.7                $42.03
          $50.15-$50.56              1.7               6.92           $50.25              1.0                $50.25
          $51.10-$58.50              1.4               5.95           $53.77              1.1                $53.76
                              -----------------                                    ------------------
          $8.81-$58.50               9.6               5.66           $37.82              7.1                $36.41
                              =================                                    ==================

    The Company's ownership interest in Alliance will continue to be reduced upon the exercise of unit options granted to certain Alliance employees. Options are exercisable over periods of up to ten years.

    In 1997, Alliance Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by Alliance Holding at the time of grant. These awards include options, restricted Alliance Holding units and phantom restricted Alliance Holding units, performance awards, other Alliance Holding unit based awards, or any combination thereof. At December 31, 2004, approximately 11.3 million Alliance Holding units of a maximum 41.0 million units were subject to options granted and .1 million Alliance Holding units were subject to awards made under this plan.

22) RELATED PARTY TRANSACTIONS

    The Company reimburses the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $55.0 million and $57.6 million, respectively, for 2004 and 2003.

    The Company paid $658.8 million and $639.1 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2004 and 2003. The Company charged AXA Distribution's subsidiaries $293.1 million and $304.4 million, respectively, for their applicable share of operating expenses for 2004 and 2003, pursuant to the Agreements for Services.

    In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.

    Both AXA Equitable and Alliance, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements that include technology and professional development arrangements. Payments by AXA Equitable and Alliance to AXA under such agreements totaled approximately $30.2 million and $16.7 million in 2004 and 2003, respectively. Payments by AXA and AXA affiliates to AXA Equitable under such agreements totaled $38.9 million and $32.5 million in 2004 and 2003, respectively.

    In 2003, AXA Equitable entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect wholly owned subsidiary of the Holding Company, to cede certain term insurance policies written after December 2002. AXA Equitable ceded $28.6 million and $9.0 million of premiums and $16.4 million and $2.8 million of reinsurance reserves to AXA Bermuda in 2004 and 2003, respectively.

    In 2004, as a result of the Holding Company's acquisition of MONY, the Company restructured certain operations to reduce expenses and recorded pre-tax provisions of $45.6 million related to severance and $33.0 million related to the writeoff of capitalized software. During 2004, total severance payments made to employees totaled $5.0 million.

    Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by Alliance described below:

                                                               2004               2003               2002
                                                         -----------------   ----------------  ------------------
                                                                              (IN MILLIONS)

    Investment advisory and services fees..............   $       744.6       $       748.1     $       763.2
    Distribution revenues..............................           447.3               436.0             467.5
    Shareholder servicing fees.........................            87.5                94.3             101.6
    Other revenues.....................................             8.8                11.4              10.2
    Brokerage..........................................             4.2                 4.4               7.0

23) SALE OF ALLIANCE CASH MANAGEMENT BUSINESS

    On October 28, 2004, Alliance announced that Alliance and Federated Investors, Inc. ("Federated") had reached a definitive agreement for Federated to acquire Alliance's cash management business. Under the agreement, up to $29.0 billion in assets from 22 third-party-distributed money market funds of AllianceBernstein Cash Management Services, will be transitioned into Federated money market funds at December 31, 2004. The transaction will not include the assets of AllianceBernstein Exchange Reserves, Inc., which will continue to be available to investors in other AllianceBernstein mutual funds. In addition, Alliance will continue to meet the liquidity needs of investors in its private client, managed account and institutional investment management businesses. The capital gain, net of income taxes and minority interest, that would be recognized upon the closing of the transaction in 2005 is not expected to be material to the Company. Estimated contingent payments received from Federated in the five years following the closing are expected to be similar in amount to the business's anticipated profit contribution over that period. The overall effect on earnings is, therefore, expected to be immaterial.

                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 29.   Financial Statements and Exhibits
           ---------------------------------

           (a)   Financial Statements included in Part B.


            1. Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled) and 13 (Pooled) (The Alliance Mid Cap Growth, Common Stock, Balanced and Bond Funds):
                 - Report of Independent Registered Public Accounting Firm -
                   PricewaterhouseCoopers LLP

            2.   Separate Account No. 3 (Pooled):
                 - Statements of Assets and Liabilities, December 31, 2004
                 - Statements of Operations and Changes in Net Assets for the
                   Year Ended December 31, 2004
                 - Portfolio of Investments, December 31, 2004

            3.   Separate Account No. 4 (Pooled):
                 - Statements of Assets and Liabilities, December 31, 2004
                 - Statements of Operations and Changes in Net Assets for the
                   Years Ended December 31, 2004 and 2003
                 - Portfolio of Investments, December 31, 2004

            4.   Separate Account No. 10 (Pooled):
                 - Statement of Assets and Liabilities December 31, 2004
                 - Statements of Operations and Changes in Net Assets for the
                   Years Ended December 31, 2004 and 2003
                 - Portfolio of Investments, December 31, 2004

            5.   Separate Account No. 13 (Pooled):
                 - Statements of Assets and Liabilities, December 31, 2004
                 - Statements of Operations and Changes in Net Assets for the
                   Years Ended December 31, 2004 and 2003
                 - Portfolio of Investments, December 31, 2004

            6.   Separate Account No. 66:
                 ------------------------
                 - Report of Independent Registered Public Accounting Firm -
                   PricewaterhouseCoopers LLP
                 - Statement of Assets and Liabilities, December 31, 2004
                 - Statements of Operations for the Year Ended December 31,
                   2004
                 - Statement of Changes in Net Assets for the Years Ended
                   December 31, 2004 and 2003

            7. Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled) and 13 (Pooled): Notes to Financial Statements

            8.   AXA Equitable Life Insurance Company:
                 -------------------------------------
                 - Report of Independent Registered Public Accounting Firm -
                   PricewaterhouseCoopers LLP
                 - Consolidated Balance Sheets, as of December 31, 2004 and 2003
                 - Consolidated Statements of Earnings for the Years Ended
                   December 31, 2004, 2003 and 2002

                 - Consolidated Statements of Shareholder's Equity for the Years
                   Ended December 31, 2004, 2003 and 2002
                 - Consolidated Statements of Cash Flows for the Years Ended
                   December 31, 2004, 2003 and 2002
                 - Notes to Consolidated Financial Statements


           (b)   Exhibits.

           The following Exhibits are filed herewith:

           1. Resolutions of the Board of Directors of AXA Equitable Life Insurance Company ("AXA Equitable") authorizing the establishment of Separate Account Nos. 3, 4 and 10 and additional similar separate accounts, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant, filed April 14, 1986.

           2.    Not Applicable.

           3.    Not Applicable.

           4.    (a)    Investment Advisory Agreement between Equitable and
                        Equitable Investment Management Corporation dated
                        October 31, 1983, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed on April 14, 1986.

                 (b) Investment Advisory and Management Agreement by and between Alliance Capital Management L.P., Alliance Corporate Finance Group Incorporated, an indirect wholly owned subsidiary of Alliance, and The Equitable Life Assurance Society of the United States, incorporated by reference to Exhibit No. 4(b) to Registration Statement No. 33-76028 filed on
                        March 3, 1994.

                 (c) Participation Agreement among EQ Advisors Trust, The Equitable Life Assurance Society of the United States, Equitable Distributors, Inc. and EQ Financial Consultants, Inc. (now AXA Advisors, LLC), dated as of the 14th day of April 1997, incorporated by reference to the Registration Statement of EQ Advisors Trust (File No. 333-17217) on Form N-1A, filed August 28, 1997.

                 (d) Form of Participation Agreement among AXA Premier VIP Trust, The Equitable Life Assurance Society of the United States, Equitable Distributors, Inc., AXA Distributors LLC, and AXA Advisors, LLC, incorporated by reference to Exhibit No. 8(b) to Registration Statement File No. 333-60730, filed on December 5, 2001.

           5.    (a)    Sales Agreement, dated as of January 1, 1996, by and
                        among Equico Securities, Inc., Equitable, and Separate
                        Account A, Separate Account No. 301 and Separate
                        Account No. 51, incorporated by reference to Exhibit
                        No. 4(d) to Registration Statement No. 33-76028 filed on April 29, 1996.

                 (b) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000, incorporated by reference to Exhibit No. 3(d) to Registration Statement File No. 33-58950, filed on
                        April 19, 2001.

                 (c) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, incorporated by reference to Exhibit No. 3(e) to Registration File No. 33-58950, filed on April 19, 2001.

                 (d) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

                 (e) First Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to
                        Exhibit 3(i) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

                 (f) Second Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to
                        Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

           6.    (a)1   Group Annuity Contract AC 5000 - 83T (No. 15,740)
                        between Equitable and United States Trust Company of
                        New York as Trustee under Retirement Investment
                        Account Master Retirement Trust, incorporated by reference to Registration No. 2-91983 on Form N-3 of
                        Registrant filed April 14, 1986.

                 (a)2 Riders 1, 2, 3, 4, 5, 6 and 7 to Group Annuity Contract AC 5000 - 83T (No. 15,740) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, as executed, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 28, 1988.

                 (a)3 Form of Rider 8 to Group Annuity Contract AC 5000 - 83T (No. 15,740) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed February 25, 1992.

                 (a)4 Form of Rider 9 to Group Annuity Contract AC 5000 - 83T between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, incorporated by reference to Exhibit No. 6(a)4 to Registration Statement No. 33-76028 filed on March 3, 1994.

                 (b)1 Group Annuity Contract AC 5000 - 83E (No. 15,739) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Retirement Trust, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 14, 1986.

                 (b)2 Riders l, 2, 3, 4, 5, 6 and 7 to Group Annuity Contract AC 5000 - 83E (No. 15,739) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Retirement Trust, as executed, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 14, 1986.

                 (b)3 Form of Rider 8 to Group Annuity Contract AC 5000 - 83E (No. 15,739) between Equitable and United States Trust Company of New York, as Trustee under Retirement Investment Account Master Retirement Trust, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed February 25, 1992.

                 (b)4 Form of Rider 9 to Group Annuity Contract AC 5000 - 83E between Equitable and United States Trust Company of New York, as Trustee under Retirement Investment Account Master Retirement Trust, incorporated by reference to Exhibit No. 6(b)4 to Registration Statement No. 33-76028 filed on March 3, 1994.

                 (c)1 Retirement Investment Account Master Retirement Trust effective as of January 1, 1979, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 14, 1986.

                 (c)2 Amendment to the Retirement Investment Account Master Retirement Trust effective July 1, 1984,incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 14, 1986.

                 (c)3 Revised Retirement Investment Account Master Retirement Trust effective as of March 1, 1990, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 27, 1990.

                 (c)4 Form of Restated Retirement Investment Account Master Retirement Trust as submitted to the Internal Revenue Service, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed February 25, 1992.

           7.    (a)    Retirement Investment Account Enrollment Forms -
                        Including Participation and Enrollment Agreements, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 14, 1986.

                 (b)(1) Supplementary Agreement to Master Retirement Trust
                        Participation Agreement, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 14, 1986.

                 (b)(2) Supplementary Agreement B to Master Retirement Trust
                        Participation Agreement (RIA Loans), incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 28, 1988.

                 (b)(3) Form of Supplementary Agreement A to Master
                        Retirement Trust Participation Agreement (RIA Partial Funding), as amended, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 30, 1991.

                 (b)(4) Form of Supplementary Agreement to Master Retirement
                        Trust Participation Agreement (The Bond Account), incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed February 25, 1992.

                 (c) Basic Installation Information Form, dated May, 1989, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 24, 1992.

                 (d) RIA Installation Agreement, dated May, 1989, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 24, 1992.

            8.   (a)    Copy of the Restated Charter of Equitable, as amended
                        January 1, 1997, incorporated by reference to Exhibit
                        No. 8(a) to the Registration Statement No. 333-23019 filed on March 7, 1997.

                 (b) By-Laws of Equitable, as amended November 21, 1996, incorporated by reference to Exhibit No. 8(b) to the Registration Statement No. 333-23019 filed on
                        March 7, 1997.

            9.   Not Applicable.

           10.   Not Applicable.

           11.   Not Applicable.


           12.   (a)    Opinion and consent of Hope E. Rosenbaum-Werner, Vice
                        President and Counsel of Equitable, incorporated by reference to Exhibit No. 12(a) to Registration
                        Statement No. 333-23019 filed on March 7, 1997.

                 (b) Opinion and Consent of Robin Wagner, Vice President and Counsel of Equitable previously filed with this Registration Statement File No. 333-59406 on
                        April 24, 2001.

                 (c) Opinion and Consent of Dodie Kent, Vice President and Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement, File No. 333-59406 on April 27, 2004.

           13.   (a)    Consent of PricewaterhouseCoopers LLP.

                 (b) Powers of Attorney, incorporated herein by reference to Exhibit 10.(f) to Registration Statement File No. 333-05593 on Form N-4, filed on April 20, 2005.

Item 30: Directors and Officers of Equitable.

   Set forth below is information regarding the directors and principal officers of Equitable. Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            -------------

DIRECTORS

Bruce W. Calvert                            Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, NY 10105

Claus-Michael Dill                          Director
AXA Konzern AG
Colonia-Allee 10-20
D-51067 Cologne, Germany

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

John C. Graves                              Director
Graves Ventures, LLC
130 Fifth Avenue
New York, NY 10011

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            ---------

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

W. Edwin Jarmain                            Director
Jarmain Group Inc.
77 King Street West
Toronto, M5K 1K2
Canada

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Christina Johnson                           Director
Christina Johnson and Associates
200 Railroad Avenue
Greenwich, CT 06830

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Street
Suite 401
Aspen, CO 81611

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            ---------

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Peter J. Tobin                              Director
St. John's University
101 Murray Street
New York, NY 10007


OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*Jerald E. Hampton                          Executive Vice President

*Robert S. Jones, Jr.                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            ---------

*Paul J. Flora                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Edward J. Hayes                            Senior Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*Anthony C. Pasquale                        Senior Vice President

*Pauline Sherman                            Senior Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Senior Vice President and Actuary

Item 31.      Persons Controlled by or Under Common Control with the Insurance
              ------------------------------------------------------------------
              Company or Registrant
              ---------------------

Separate Account Nos. 3, 4, 10, 13 and 66 of AXA Equitable Life Insurance Company (the "Separate Accounts") are separate accounts of AXA Equitable. AXA Equitable, a New York stock life insurance company is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

              AXA owns 100% of the Holding Company's outstanding common stock plus convertible preferred stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         AXA's Abbreviated AXA Organizational Chart and the AXA Organizational Chart are incorporated by reference to Exhibit 26 to Registration Statement (File No. 333-05593) on Form N-4, filed April 20, 2005.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
          LAST UPDATED: 04/13/2005

                                                                                                        State of        State of
                                                                                          Type of      Incorp. or      Principal
                                                                                         Subsidiary     Domicile       Operation
                                                                                         ----------     --------       ---------

                                                                                                    --------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                                    DE              NY
------------------------------------------------------------------------------------------------------------------------------------
      Frontier Trust Company, FSB  (Note 7)                                                                ND              ND
      ------------------------------------------------------------------------------------------------------------------------------
      The Advest Group, Inc.                                                                HCO            DE              CT
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                        Operating         DE              CO
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                                      Operating         DE              NY
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                        Operating         DE              NY
      ------------------------------------------------------------------------------------------------------------------------------
      Matrix Capital Markets Group, Inc.                                                 Operating         VA              VA
      ------------------------------------------------------------------------------------------------------------------------------
      Matrix Private Equities, Inc.                                                      Operating         VA              VA
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                                    HCO            DE              NY
      ------------------------------------------------------------------------------------------------------------------------------
              MONY Life Insurance Company *                                              Insurance         NY              NY
              ----------------------------------------------------------------------------------------------------------------------
                   MONY International Holdings, LLC                                         HCO            DE              NY
                   -----------------------------------------------------------------------------------------------------------------
                           MONY International Life Insurance Co. Seguros de Vida S.A.    Insurance     Argentina       Argentina
                           ---------------------------------------------------------------------------------------------------------
                           MONY Financial Resources of the Americas Limited                 HCO         Jamaica         Jamaica
                           ---------------------------------------------------------------------------------------------------------
                           MONY Bank & Trust Company of the Americas, Ltd.               Operating   Cayman Islands  Cayman Islands
                           ---------------------------------------------------------------------------------------------------------
                               MONY Consultoria e Correctagem de Seguros Ltda.           Operating       Brazil          Brazil
                               -----------------------------------------------------------------------------------------------------
                               MONY Life Insurance Company of the Americas, Ltd. *       Insurance   Cayman Islands  Cayman Islands
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Life Insurance Company of America *                              Insurance         AZ              NY
                   -----------------------------------------------------------------------------------------------------------------
                       Enterprise Accumulation Trust                                     Operating         MA              GA
                       -------------------------------------------------------------------------------------------------------------
                       Mony Series Funds, Inc.                                           Operating         MD              NY
                   -----------------------------------------------------------------------------------------------------------------
                   Sagamore Financial, LLC                                                  HCO            OH              OH
                   -----------------------------------------------------------------------------------------------------------------
                       U.S. Financial Life Insurance Company *                           Insurance         OH              OH
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Financial Services, Inc.                                            HCO            DE              NY
                   -----------------------------------------------------------------------------------------------------------------
                       Financial Marketing Agency, Inc.                                  Operating         OH              OH
                       -------------------------------------------------------------------------------------------------------------
                       MONY Brokerage, Inc.                                              Operating         DE              PA
                       -------------------------------------------------------------------------------------------------------------
                       1740 Ventures, Inc.                                               Operating         NY              NY
                       -------------------------------------------------------------------------------------------------------------
                       Enterprise Capital Management, Inc.                               Operating         GA              GA
                       -------------------------------------------------------------------------------------------------------------
                       MONY Assets Corp.                                                    HCO            NY              NY
                       -------------------------------------------------------------------------------------------------------------
                       1740 Advisers, Inc.                                               Operating         NY              NY
                       -------------------------------------------------------------------------------------------------------------
                       MONY Securities Corporation                                       Operating         NY              NY
      ------------------------------------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)                                                               DE              NY
      ------------------------------------------------------------------------------------------------------------------------------
          AXA Distribution Holding Corporation  (Note 2)                                                   DE              NY
          --------------------------------------------------------------------------------------------------------------------------
              AXA Advisors, LLC     (Note 5)                                                               DE              NY
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network, LLC     (Note 6)                                              Operating         DE              NY
              ----------------------------------------------------------------------------------------------------------------------
                   AXA Network of Alabama, LLC                                           Operating         AL              AL
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Network of Connecticut, Maine and New York, LLC                   Operating         DE              NY
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of Massachusetts, LLC                    Operating         MA              MA
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Network of Nevada, Inc.                                           Operating         NV              NV
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Network of Puerto Rico, Inc.                                      Operating        P.R.            P.R.
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of of Texas, Inc.                        Operating         TX              TX
                   -----------------------------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company (Note 2 & 9) *                            Insurance         NY              NY
          --------------------------------------------------------------------------------------------------------------------------
              AXA Life and Annuity Company * (Note 10)                                   Insurance         CO              CO
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Deal Flow Fund, L.P.                                             Investment        DE              NY
              ----------------------------------------------------------------------------------------------------------------------
                   Equitable Managed Assets, L.P.                                        Investment        DE              NY
                   -----------------------------------------------------------------------------------------------------------------
              Real Estate Partnership Equities (various)                                 Investment        **
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Holdings, LLC  (Notes 3 & 4)                                        HCO            NY              NY
              ----------------------------------------------------------------------------------------------------------------------
                   See Attached Listing A
              ----------------------------------------------------------------------------------------------------------------------
              ACMC, Inc.     (Note 4)                                                       HCO            DE              NY
              ----------------------------------------------------------------------------------------------------------------------
              Wil-Gro, Inc                                                               Investment        PA              PA
              ----------------------------------------------------------------------------------------------------------------------
              STCS, Inc.                                                                 Investment        DE              NY
              ----------------------------------------------------------------------------------------------------------------------
              EVSA, Inc.                                                                 Investment        DE              PA
              ----------------------------------------------------------------------------------------------------------------------

                                                                                                                           Parent's
                                                                                                              Number of   Percent of
                                                                                             Federal           Shares      Ownership
                                                                                            Tax ID #            Owned     or Control
                                                                                            ---------           -----     ----------

                                                                                     ----------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                     13-3623351
-----------------------------------------------------------------------------------------------------------
      Frontier Trust Company, FSB  (Note 7)                                                 45-0373941           1,000      100.00%
      -----------------------------------------------------------------------------------------------------
      The Advest Group, Inc.                                                                13-4139153                      100.00%
      -----------------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                           75-2961816                      100.00%
      -----------------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                                         13-4194065                      100.00%
      -----------------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                           13-4194080                      100.00%
      -----------------------------------------------------------------------------------------------------
      Matrix Capital Markets Group, Inc.                                                    54-1533186                      100.00%
      -----------------------------------------------------------------------------------------------------
      Matrix Private Equities, Inc.                                                         54-1968996                      100.00%
      -----------------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                                    13-3976138                      100.00%
      -----------------------------------------------------------------------------------------------------
              MONY Life Insurance Company *                                                 13-1632487                      100.00%
              ---------------------------------------------------------------------------------------------
                   MONY International Holdings, LLC                                         13-3790446                      100.00%
                   ----------------------------------------------------------------------------------------
                           MONY International Life Insurance Co. Seguros de Vida S.A.       98-0157781                      100.00%
                           --------------------------------------------------------------------------------
                           MONY Financial Resources of the Americas Limited                                                  99.00%
                           --------------------------------------------------------------------------------
                           MONY Bank & Trust Company of the Americas, Ltd.                  98-0152047                      100.00%
                           --------------------------------------------------------------------------------
                               MONY Consultoria e Correctagem de Seguros Ltda.                                               99.00%
                               ----------------------------------------------------------------------------
                               MONY Life Insurance Company of the Americas, Ltd. *          98-0152046                      100.00%
                   ----------------------------------------------------------------------------------------
                   MONY Life Insurance Company of America *                                 86-0222062                      100.00%
                   ----------------------------------------------------------------------------------------
                       Enterprise Accumulation Trust                                        58-6303987                      100.00%
                       ------------------------------------------------------------------------------------
                       Mony Series Funds, Inc.                                              13-3388742                      100.00%
                   ----------------------------------------------------------------------------------------
                   Sagamore Financial, LLC                                                  31-1296919                      100.00%
                   ----------------------------------------------------------------------------------------
                       U.S. Financial Life Insurance Company *                              38-2046096                      100.00%
                   ----------------------------------------------------------------------------------------
                   MONY Financial Services, Inc.                                            11-3722370                      100.00%
                   ----------------------------------------------------------------------------------------
                       Financial Marketing Agency, Inc.                                     31-1465146                       99.00%
                       ------------------------------------------------------------------------------------
                       MONY Brokerage, Inc.                                                 22-3015130                      100.00%
                       ------------------------------------------------------------------------------------
                       1740 Ventures, Inc.                                                  13-2848244                      100.00%
                       ------------------------------------------------------------------------------------
                       Enterprise Capital Management, Inc.                                  58-1660289                      100.00%
                       ------------------------------------------------------------------------------------
                       MONY Assets Corp.                                                    13-2662263                      100.00%
                       ------------------------------------------------------------------------------------
                       1740 Advisers, Inc.                                                  13-2645490                      100.00%
                       ------------------------------------------------------------------------------------
                       MONY Securities Corporation                                          13-2645488                      100.00%
      -----------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)                                                52-2197822               -      100.00%
      -----------------------------------------------------------------------------------------------------
          AXA Distribution Holding Corporation  (Note 2)                                    13-4078005           1,000      100.00%
          -------------------------------------------------------------------------------------------------
              AXA Advisors, LLC     (Note 5)                                                13-4071393               -      100.00%
              ---------------------------------------------------------------------------------------------
              AXA Network, LLC     (Note 6)                                                 06-1555494               -      100.00%
              ---------------------------------------------------------------------------------------------
                   AXA Network of Alabama, LLC                                              06-1562392               -      100.00%
                   ----------------------------------------------------------------------------------------
                   AXA Network of Connecticut, Maine and New York, LLC                      13-4085852               -      100.00%
                   ----------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of Massachusetts, LLC                       04-3491734               -      100.00%
                   ----------------------------------------------------------------------------------------
                   AXA Network of Nevada, Inc.                                              13-3389068                      100.00%
                   ----------------------------------------------------------------------------------------
                   AXA Network of Puerto Rico, Inc.                                         66-0577477                      100.00%
                   ----------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of of Texas, Inc.                           75-2529724           1,050      100.00%
                   ----------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company (Note 2 & 9) *                               13-5570651       2,000,000      100.00%
          -------------------------------------------------------------------------------------------------
              AXA Life and Annuity Company * (Note 10)                                      13-3198083       1,000,000      100.00%
              ---------------------------------------------------------------------------------------------
              Equitable Deal Flow Fund, L.P.                                                13-3385076               -            -
              ---------------------------------------------------------------------------------------------
                   Equitable Managed Assets, L.P.                                           13-3385080               -            -
                   ----------------------------------------------------------------------------------------
              Real Estate Partnership Equities (various)                                        -                    -            -
              ---------------------------------------------------------------------------------------------
              Equitable Holdings, LLC  (Notes 3 & 4)                                        22-2766036               -      100.00%
              ---------------------------------------------------------------------------------------------
                   See Attached Listing A
              ---------------------------------------------------------------------------------------------
              ACMC, Inc.     (Note 4)                                                       13-2677213       5,000,000      100.00%
              ---------------------------------------------------------------------------------------------
              Wil-Gro, Inc                                                                  23-2702404           1,000      100.00%
              ---------------------------------------------------------------------------------------------
              STCS, Inc.                                                                    13-3761592           1,000      100.00%
              ---------------------------------------------------------------------------------------------
              EVSA, Inc.                                                                    23-2671508              50      100.00%
              ---------------------------------------------------------------------------------------------


                                                                                                 Comments
                                                                                         (e.g., Basis of Control)
                                                                                         ------------------------

AXA Financial, Inc.  (Notes 1 & 2)   **
-------------------------------------------------------------------------------------
      Frontier Trust Company, FSB  (Note 7)
      -------------------------------------------------------------------------------
      The Advest Group, Inc.
      -------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.
      -------------------------------------------------------------------------------
      MONY Capital Management, Inc.
      -------------------------------------------------------------------------------
      MONY Asset Management, Inc.
      -------------------------------------------------------------------------------
      Matrix Capital Markets Group, Inc.
      -------------------------------------------------------------------------------
      Matrix Private Equities, Inc.
      -------------------------------------------------------------------------------
      MONY Holdings, LLC
      -------------------------------------------------------------------------------
              MONY Life Insurance Company *
              -----------------------------------------------------------------------
                   MONY International Holdings, LLC
                   ------------------------------------------------------------------
                           MONY International Life Insurance Co. Seguros de Vida S.A.
                           ----------------------------------------------------------
                           MONY Financial Resources of the Americas Limited
                           ----------------------------------------------------------
                           MONY Bank & Trust Company of the Americas, Ltd.
                           ----------------------------------------------------------
                               MONY Consultoria e Correctagem de Seguros Ltda.
                               ------------------------------------------------------
                               MONY Life Insurance Company of the Americas, Ltd. *
                   ------------------------------------------------------------------
                   MONY Life Insurance Company of America *
                   ------------------------------------------------------------------
                       Enterprise Accumulation Trust
                       --------------------------------------------------------------
                       Mony Series Funds, Inc.
                   ------------------------------------------------------------------
                   Sagamore Financial, LLC
                   ------------------------------------------------------------------
                       U.S. Financial Life Insurance Company *
                   ------------------------------------------------------------------
                   MONY Financial Services, Inc.
                   ------------------------------------------------------------------
                       Financial Marketing Agency, Inc.
                       --------------------------------------------------------------
                       MONY Brokerage, Inc.
                       --------------------------------------------------------------
                       1740 Ventures, Inc.
                       --------------------------------------------------------------
                       Enterprise Capital Management, Inc.
                       --------------------------------------------------------------
                       MONY Assets Corp.
                       --------------------------------------------------------------
                       1740 Advisers, Inc.
                       --------------------------------------------------------------
                       MONY Securities Corporation
      -------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -------------------------------------------------------------------------------
          AXA Distribution Holding Corporation  (Note 2)
          ---------------------------------------------------------------------------
              AXA Advisors, LLC     (Note 5)
              -----------------------------------------------------------------------
              AXA Network, LLC     (Note 6)
              -----------------------------------------------------------------------
                   AXA Network of Alabama, LLC
                   ------------------------------------------------------------------
                   AXA Network of Connecticut, Maine and New York, LLC
                   ------------------------------------------------------------------
                   AXA Network Insurance Agency of Massachusetts, LLC
                   ------------------------------------------------------------------
                   AXA Network of Nevada, Inc.
                   ------------------------------------------------------------------
                   AXA Network of Puerto Rico, Inc.
                   ------------------------------------------------------------------
                   AXA Network Insurance Agency of of Texas, Inc.
                   ------------------------------------------------------------------
          AXA Equitable Life Insurance Company (Note 2 & 9) *                          NAIC # 62944
          ---------------------------------------------------------------------------
              AXA Life and Annuity Company * (Note 10)                                 NAIC # 62880
              -----------------------------------------------------------------------
              Equitable Deal Flow Fund, L.P.                                           G.P & L.P.
              -----------------------------------------------------------------------
                   Equitable Managed Assets, L.P.                                      G.P.
                   ------------------------------------------------------------------
              Real Estate Partnership Equities (various)                               **
              -----------------------------------------------------------------------
              Equitable Holdings, LLC  (Notes 3 & 4)
              -----------------------------------------------------------------------
                   See Attached Listing A
              -----------------------------------------------------------------------
              ACMC, Inc.     (Note 4)
              -----------------------------------------------------------------------
              Wil-Gro, Inc
              -----------------------------------------------------------------------
              STCS, Inc.
              -----------------------------------------------------------------------
              EVSA, Inc.
              -----------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

   *  Affiliated Insurer

   ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

   *** All subsidiaries are corporations, except as otherwise noted.

1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
   Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
   Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
   Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.

3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

4. In October 1999, Alliance Capital Management Holding L.P. ("Alliance Holding") reorganized by transferring its business and assets to Alliance Capital Management L.P., a newly formed private partnership ("Alliance Capital").

   As of December 21, 2004, AXF and its subsidiaries owned 61.33% of the issued and outstanding units of limited partnership interest in Alliance Capital (the "Alliance Capital Units"), as follows:
        AXF held directly 32,699,154 Alliance Capital Units (12.75%),
        AXA Equitable Life directly owned 7,765,204 Alliance Capital Units (3.03%),
        ACMC, Inc. owned 66,220,822 Alliance Capital Units (25.82%), and
        ECMC, LLC owned 40,880,637 Alliance Capital Units (15.94%).
   Alliance Capital Management Corporation also owns a 1% general partnership interest in Alliance Capital.

   In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.28% each), representing assignments of beneficial ownership of limited partnership interests in Alliance Holding (the "Alliance Holding Units"). Alliance Capital Management Corp. owns 100,000 units of general partnership interest (0.04%), in Alliance Holding. Alliance Holding Units are publicly traded on the New York Stock exchange.

   On December 21, 2004, AXF contributed 4,389,192 (1.71%)Alliance Capital Units to MONY Life and 1,225,000 (.48%)Alliance Capital Units to MLOA.

5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.

10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.

11. Effective February 18, 2005, MONY Realty Capital, Inc. was sold to
    MMA.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

          Dissolved: - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
                     - 100 Federal Street Funding Corporation was dissolved August 31, 1998.
                     - 100 Federal Street Realty Corporation was dissolved December 20, 2001.
                     - CCMI Corp. was dissolved on October 7, 1999.
                     - ELAS Realty, Inc. was dissolved January 29, 2002.
                     - EML Associates, L.P. was dissolved March 27, 2001.
                     - EQ Services, Inc. was dissolved May 11, 2001.
                     - Equitable BJVS, Inc. was dissolved October 3, 1999.
                     - Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999.
                     - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
                     - Equitable JVS II, Inc. was dissolved December 4, 1996
                     - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was
                          dissolved on December 31, 2000.
                     - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
                     - EREIM Managers Corporation was dissolved March 27, 2001.
                     - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
                     - EVLICO, Inc. was dissolved in 1999.
                     - Franconom, Inc. was dissolved on December 4, 2000.
                     - GP/EQ Southwest, Inc. was dissolved October 21, 1997
                     - HVM Corp. was dissolved on Feb. 16, 1999.
                     - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
                     - Prime Property Funding, Inc. was dissolved in Feb. 1999.
                     - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
                     - Six-Pac G.P., Inc. was dissolved July 12,1999
                     - Paramount Planners, LLC., a direct subsidiary of  AXA Distribution Holding Corporation, was dissolved on December 5, 2003
                     - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
                     - ECLL Inc. was dissolved July 15, 2003
                     - MONY Realty Partners, Inc. was dissolved February 2005

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------


                                                                                                                      State of
                                                                                                         Type of     Incorp. or
                                                                                                        Subsidiary    Domicile
                                                                                                        ----------    --------

AXA Financial, Inc.
------------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ------------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          --------------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              ----------------------------------------------------------------------------------------------------------------------
                   ELAS Securities Acquisition Corporation                                              Operating        DE
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Casualty Insurance Company *                                               Operating        VT
                   -----------------------------------------------------------------------------------------------------------------
                   ECMC, LLC   (See Note 4 on Page 2)                                                   Operating        DE
                   -----------------------------------------------------------------------------------------------------------------
                       Equitable Capital Private Income & Equity
                         Partnership II, L.P.                                                           Investment       DE
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management Corporation (See Note 4 on Page 2)                       Operating        DE
                   -----------------------------------------------------------------------------------------------------------------
                       See Attached Listing B
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable JVS, Inc.                                                                  Investment       DE
                   -----------------------------------------------------------------------------------------------------------------
                       Astor Times Square Corp.                                                         Investment       NY
                       -------------------------------------------------------------------------------------------------------------
                       Astor/Broadway Acquisition Corp.                                                 Investment       NY
                       -------------------------------------------------------------------------------------------------------------
                       PC Landmark, Inc.                                                                Investment       TX
                       -------------------------------------------------------------------------------------------------------------
                       EJSVS, Inc.                                                                      Investment       DE
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Distributors, LLC                                                                Operating        DE
                   -----------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Alabama, LLC                                Operating        DE
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distriburors Insurance Agency, LLC                                           Operating        DE
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Massachusetts, LLC                          Operating        MA
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Texas, Inc.                                 Operating        TX
                   -----------------------------------------------------------------------------------------------------------------
                   J.M.R. Realty Services, Inc.                                                         Operating        DE
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Structured Settlement Corp.  (See Note 8 on Page 2)                        Operating        DE
                   -----------------------------------------------------------------------------------------------------------------


                                                                                                          State of
                                                                                                         Principal    Federal
                                                                                                         Operation   Tax ID #
                                                                                                         ---------   ---------

AXA Financial, Inc.
------------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ------------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          --------------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              ----------------------------------------------------------------------------------------------------------------------
                   ELAS Securities Acquisition Corporation                                                   NY      13-3049038
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Casualty Insurance Company *                                                    VT      06-1166226
                   -----------------------------------------------------------------------------------------------------------------
                   ECMC, LLC   (See Note 4 on Page 2)                                                        NY      13-3266813
                   -----------------------------------------------------------------------------------------------------------------
                       Equitable Capital Private Income & Equity
                         Partnership II, L.P.                                                                NY      13-3544879
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management Corporation (See Note 4 on Page 2)                            NY      13-3633538
                   -----------------------------------------------------------------------------------------------------------------
                       See Attached Listing B
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable JVS, Inc.                                                                       GA      58-1812697
                   -----------------------------------------------------------------------------------------------------------------
                       Astor Times Square Corp.                                                              NY      13-3593699
                       -------------------------------------------------------------------------------------------------------------
                       Astor/Broadway Acquisition Corp.                                                      NY      13-3593692
                       -------------------------------------------------------------------------------------------------------------
                       PC Landmark, Inc.                                                                     TX      75-2338215
                       -------------------------------------------------------------------------------------------------------------
                       EJSVS, Inc.                                                                           NJ      58-2169594
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Distributors, LLC                                                                     NY      52-2233674
                   -----------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Alabama, LLC                                     AL      52-2255113
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distriburors Insurance Agency, LLC                                            CT, ME,NY   06-1579051
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Massachusetts, LLC                               MA      04-3567096
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Texas, Inc.                                      TX      74-3006330
                   -----------------------------------------------------------------------------------------------------------------
                   J.M.R. Realty Services, Inc.                                                              NY      13-3813232
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Structured Settlement Corp.  (See Note 8 on Page 2)                             NJ      22-3492811
                   -----------------------------------------------------------------------------------------------------------------


                                                                                                   Parent's
                                                                                    Number of      Percent of         Comments
                                                                                     Shares        Ownership       (e.g., Basis
                                                                                      Owned        or Control       of Control)
                                                                                      -----        ----------   --------------------

AXA Financial, Inc.
-----------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -----------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          -------------------------------------------------------------------------
              Equitable Holdings, LLC
              ---------------------------------------------------------------------
                   ELAS Securities Acquisition Corporation                                500      100.00%
                   ----------------------------------------------------------------
                   Equitable Casualty Insurance Company *                               1,000      100.00%
                   ----------------------------------------------------------------
                   ECMC, LLC   (See Note 4 on Page 2)                                       -      100.00%
                   ----------------------------------------------------------------
                       Equitable Capital Private Income & Equity                                            ECMC is G.P.
                         Partnership II, L.P.                                               -            -  ("Deal Flow Fund II")
                   ----------------------------------------------------------------
                   Alliance Capital Management Corporation (See Note 4 on Page 2)         100      100.00%
                   ----------------------------------------------------------------
                       See Attached Listing B
                   ----------------------------------------------------------------
                   Equitable JVS, Inc.                                                  1,000      100.00%
                   ----------------------------------------------------------------
                       Astor Times Square Corp.                                           100      100.00%
                       ------------------------------------------------------------
                       Astor/Broadway Acquisition Corp.                                   100      100.00% G.P. of Astor
                       ------------------------------------------------------------                          Acquisition. L.P.
                       PC Landmark, Inc.                                                1,000      100.00%
                       ------------------------------------------------------------
                       EJSVS, Inc.                                                      1,000      100.00%
                   ----------------------------------------------------------------
                   AXA Distributors, LLC                                                    -      100.00%
                   ----------------------------------------------------------------
                       AXA Distributors Insurance Agency of Alabama, LLC                    -      100.00%
                       ------------------------------------------------------------
                       AXA Distriburors Insurance Agency, LLC                               -      100.00%
                       ------------------------------------------------------------
                       AXA Distributors Insurance Agency of Massachusetts, LLC              -      100.00%
                       ------------------------------------------------------------
                       AXA Distributors Insurance Agency of Texas, Inc.                 1,000      100.00%
                   ----------------------------------------------------------------
                   J.M.R. Realty Services, Inc.                                         1,000      100.00%
                   ----------------------------------------------------------------
                   Equitable Structured Settlement Corp.  (See Note 8 on Page 2)          100      100.00%
                   ----------------------------------------------------------------

*  Affiliated Insurer

      Equitable Investment Corp merged into Equitable Holdings, LLC on November 30, 1999.
      Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999. Effective March 15, 2000, Equisource of New York, Inc. and its
        subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.
      Efective January 1, 2002, Equitable Distributors, Inc. merged into AXA Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
---------------------------------------------

                                                                                                       State of    State of
                                                                                          Type of     Incorp. or  Principal
                                                                                         Subsidiary    Domicile   Operation
                                                                                         ----------    --------   ---------
AXA Financial, Inc.
----------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ----------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ------------------------------------------------------------------------------
              Equitable Holdings, LLC
              --------------------------------------------------------------------------
                   Alliance Capital Management Corporation
                   -----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management Holding L.P. (See Note 4 on Page 2)   Operating        DE          NY
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management L.P.  (See Note 4 on Page 2)          Operating        DE          NY
                       -------------------------------------------------------------------------------------------------------------
                           Albion Alliance LLC                                           Operating        DE          NY
                           ---------------------------------------------------------------------------------------------------------
                           Cursitor Alliance LLC                                            HCO           DE          MA
                           ---------------------------------------------------------------------------------------------------------
                           Alliance Capital Management LLC                                  HCO           DE          NY
                           ---------------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein & Co., LLC                           Operating        DE          NY
                           ---------------------------------------------------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware                    HCO           DE          NY
                           ---------------------------------------------------------------------------------------------------------
                               ACAM Trust Company Private Ltd.                           Operating      India       India
                               -----------------------------------------------------------------------------------------------------
                               ACM Global Investor Services S.A.                         Operating       Lux.        Lux.
                               -----------------------------------------------------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                   Operating       Lux.        Lux.
                                    ------------------------------------------------------------------------------------------------
                                    ACM Fund Services (Espana) S.L.                      Operating      Spain       Spain
                               -----------------------------------------------------------------------------------------------------
                               ACM International (France) SAS                            Operating      France      France
                               -----------------------------------------------------------------------------------------------------
                               ACM Software Services Ltd.                                Operating        DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Barra Research Institute, Inc.                   Operating        DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Asset Management (Japan) Ltd             Operating      Japan       Japan
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Australia Limited                        Operating      Aust.       Aust.
                               -----------------------------------------------------------------------------------------------------
                                    Far Eastern Alliance Asset Management                Operating      Taiwan      Taiwan
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Global Derivatives Corp.                 Operating        DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Latin America Ltd.                       Operating      Brazil      Brazil
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Limited                                  Operating       U.K.        U.K.
                               -----------------------------------------------------------------------------------------------------
                                    Alliance Capital Services Ltd.                       Operating       U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                        Dimensional Trust Management Ltd.                Operating       U.K.        U.K.
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital (Luxembourg) S.A.                        Operating       Lux.        Lux.
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management (Asia) Ltd.                   Operating        DE      Singapore
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management Australia Limited             Operating      Aust.       Aust.
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management Canada, Inc.                  Operating        DE        Canada
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management New Zealand Limited           Operating       N.Z.        N.Z.
                               -----------------------------------------------------------------------------------------------------


                                                                                                               Number of
                                                                                            Federal             Shares
                                                                                           Tax ID #              Owned
                                                                                           ---------             -----

AXA Financial, Inc.
----------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ----------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ------------------------------------------------------------------------------
              Equitable Holdings, LLC
              --------------------------------------------------------------------------
                   Alliance Capital Management Corporation
                   ---------------------------------------------------------------------------------------
                       Alliance Capital Management Holding L.P. (See Note 4 on Page 2)
                       -----------------------------------------------------------------------------------
                       Alliance Capital Management L.P.  (See Note 4 on Page 2)            13-3434400
                       -----------------------------------------------------------------------------------
                           Albion Alliance LLC                                             13-3903734
                           -------------------------------------------------------------------------------
                           Cursitor Alliance LLC                                           22-3424339
                           -------------------------------------------------------------------------------
                           Alliance Capital Management LLC
                           -------------------------------------------------------------------------------
                               Sanford C. Bernstein & Co., LLC
                           -------------------------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware                   13-2778645                  10
                           -------------------------------------------------------------------------------
                               ACAM Trust Company Private Ltd.                                 -
                               ---------------------------------------------------------------------------
                               ACM Global Investor Services S.A.                               -
                               ---------------------------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                         -
                                    ----------------------------------------------------------------------
                                    ACM Fund Services (Espana) S.L.                            -
                               ---------------------------------------------------------------------------
                               ACM International (France) SAS                                  -
                               ---------------------------------------------------------------------------
                               ACM Software Services Ltd.                                  13-3910857
                               ---------------------------------------------------------------------------
                               Alliance Barra Research Institute, Inc.                     13-3548918               1,000
                               ---------------------------------------------------------------------------
                               Alliance Capital Asset Management (Japan) Ltd                   -
                               ---------------------------------------------------------------------------
                               Alliance Capital Australia Limited                              -
                               ---------------------------------------------------------------------------
                                    Far Eastern Alliance Asset Management                      -
                               ---------------------------------------------------------------------------
                               Alliance Capital Global Derivatives Corp.                   13-3626546               1,000
                               ---------------------------------------------------------------------------
                               Alliance Capital Latin America Ltd.                             -
                               ---------------------------------------------------------------------------
                               Alliance Capital Limited                                        -                  250,000
                               ---------------------------------------------------------------------------
                                    Alliance Capital Services Ltd.                             -                    1,000
                                    ----------------------------------------------------------------------
                                        Dimensional Trust Management Ltd.                      -                   50,000
                               ---------------------------------------------------------------------------
                               Alliance Capital (Luxembourg) S.A.                              -                    3,999
                               ---------------------------------------------------------------------------
                               Alliance Capital Management (Asia) Ltd.                     13-3752293
                               ---------------------------------------------------------------------------
                               Alliance Capital Management Australia Limited                   -
                               ---------------------------------------------------------------------------
                               Alliance Capital Management Canada, Inc.                    13-3630460              18,750
                               ---------------------------------------------------------------------------
                               Alliance Capital Management New Zealand Limited                 -
                               ---------------------------------------------------------------------------


                                                                                          Parent's
                                                                                          Percent of
                                                                                          Ownership            Comments
                                                                                          or Control   (e.g., Basis of Control)
                                                                                          ----------   ------------------------

AXA Financial, Inc.
----------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ----------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ------------------------------------------------------------------------------
              Equitable Holdings, LLC
              --------------------------------------------------------------------------
                   Alliance Capital Management Corporation                                             owns 1% GP interest in
                                                                                                       Alliance Capital Management
                                                                                                       L.P. and 100,000 GP units in
                                                                                                       Alliance Capital Management
                                                                                                       Holding L.P.
                   ----------------------------------------------------------------------
                       Alliance Capital Management Holding L.P. (See Note 4 on Page 2)               -
                       ------------------------------------------------------------------
                       Alliance Capital Management L.P.  (See Note 4 on Page 2)
                       ------------------------------------------------------------------
                           Albion Alliance LLC                                                  37.60% Equitable Life = 4.7%;
                                                                                                         3rd parties = 57.7%
                           --------------------------------------------------------------
                           Cursitor Alliance LLC                                               100.00%
                           --------------------------------------------------------------
                           Alliance Capital Management LLC                                     100.00%
                           --------------------------------------------------------------
                               Sanford C. Bernstein & Co., LLC                                 100.00%
                           --------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware                       100.00%
                           --------------------------------------------------------------
                               ACAM Trust Company Private Ltd.                                 100.00%
                               ----------------------------------------------------------
                               ACM Global Investor Services S.A.                                99.00% Alliance Capital Oceanic
                                                                                                         Corp. owns 1%
                               ----------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                           1.00% New Alliance Asset Mngmnt
                                                                                                         (Asia) Ltd owns 99%
                                    -----------------------------------------------------
                                    ACM Fund Services (Espana) S.L.                            100.00%
                               ----------------------------------------------------------
                               ACM International (France) SAS                                  100.00%
                               ----------------------------------------------------------
                               ACM Software Services Ltd.                                      100.00%
                               ----------------------------------------------------------
                               Alliance Barra Research Institute, Inc.                         100.00%
                               ----------------------------------------------------------
                               Alliance Capital Asset Management (Japan) Ltd                   100.00%
                               ----------------------------------------------------------
                               Alliance Capital Australia Limited                              100.00%
                               ----------------------------------------------------------
                                    Far Eastern Alliance Asset Management                       20.00% 3rd parties = 80%
                               ----------------------------------------------------------
                               Alliance Capital Global Derivatives Corp.                       100.00%
                               ----------------------------------------------------------
                               Alliance Capital Latin America Ltd.                              99.00% Alliance Capital Oceanic
                                                                                                         Corp. owns 1%
                               ----------------------------------------------------------
                               Alliance Capital Limited                                        100.00%
                               ----------------------------------------------------------
                                    Alliance Capital Services Ltd.                             100.00%
                                    -----------------------------------------------------
                                        Dimensional Trust Management Ltd.                      100.00%
                               ----------------------------------------------------------
                               Alliance Capital (Luxembourg) S.A.                               99.98% Alliance Cap. Oceanic Corp.
                                                                                                         owns 0.025%
                               ----------------------------------------------------------
                               Alliance Capital Management (Asia) Ltd.                         100.00%
                               ----------------------------------------------------------
                               Alliance Capital Management Australia Limited                    50.00% 3rd parties = 50%
                               ----------------------------------------------------------
                               Alliance Capital Management Canada, Inc.                        100.00%
                               ----------------------------------------------------------
                               Alliance Capital Management New Zealand Limited                  50.00% 3rd parties = 50%
                               ----------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
---------------------------------------------


                                                                                                         State of    State of
                                                                                             Type of    Incorp. or  Principal
                                                                                            Subsidiary   Domicile   Operation
                                                                                            ----------   --------   ---------

AXA Financial, Inc.
-------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ---------------------------------------------------------------------------------
              Equitable Holdings, LLC
              -----------------------------------------------------------------------------
                   Alliance Capital Management Corporation
                   ------------------------------------------------------------------------
                       Alliance Capital Management L.P.
                       --------------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware (Cont'd)
                           ---------------------------------------------------------------------------------------------------------
                               Alliance Capital Management (Proprietary) Ltd.               Operating   So Africa   So Africa
                               -----------------------------------------------------------------------------------------------------
                                    Alliance-Odyssey Capital Mgmt. (Nambia)
                                       (Proprietary) Ltd.                                   Operating     Nambia      Nambia
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management (Singapore) Ltd.                 Operating   Singapore   Singapore
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                    Operating   Mauritius   Mauritius
                               -----------------------------------------------------------------------------------------------------
                                    Alliance Capital Asset Management (India) Private Ltd   Operating     India       India
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Oceanic Corp.                               Operating       DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                        Operating       DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                Operating       DE          NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Investment Research and
                               Management, Inc., (Alliance Fund Distributors, Inc.)         Operating       DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Global Investor Services, Inc.                      Operating       DE          NJ
                               -----------------------------------------------------------------------------------------------------
                               Alliance SBS-AGRO Capital Management Co.                     Operating     Russia      Russia
                               -----------------------------------------------------------------------------------------------------
                               Hanwha Investment Trust Mgmt. Co., Ltd                       Operating    So Korea    So Korea
                               -----------------------------------------------------------------------------------------------------
                               New Alliance Asset Management (Asia) Ltd                     Operating      H.K.        H.K.
                               -----------------------------------------------------------------------------------------------------
                                    Alliance Capital Taiwan Limited                         Operating     Taiwan      Taiwan
                                    ------------------------------------------------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                      Operating      Lux.        Lux.
                               -----------------------------------------------------------------------------------------------------
                               Meiji - Alliance Capital Corp.                               Operating       DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein Ltd.                                    Operating      U.K.        U.K.
                               -----------------------------------------------------------------------------------------------------
                                    Sanford C. Bernstein (CREST Nominees) Ltd.              Operating      U.K.        U.K.
                               -----------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein Proprietary Ltd.                        Operating     Aust.       Aust.
                               -----------------------------------------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                   Operating      U.K.        U.K.
                               -----------------------------------------------------------------------------------------------------
                                    ACM Investments Ltd.                                    Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                    Alliance Asset Allocation Ltd.                          Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                    Alliance Capital Whittingdale Ltd.                      Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                    Alliance Cecogest S.A.                                  Operating     France      France
                                    ------------------------------------------------------------------------------------------------
                                    Cursitor Alliance Services Ltd.                         Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                    Cursitor Holdings Ltd.                                  Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                    Whittingdale Nominees Ltd.                              Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------



                                                                                                                  Number of
                                                                                                 Federal           Shares
                                                                                                Tax ID #            Owned
                                                                                                ---------           -----

AXA Financial, Inc.
-------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ---------------------------------------------------------------------------------
              Equitable Holdings, LLC
              -----------------------------------------------------------------------------
                   Alliance Capital Management Corporation
                   ------------------------------------------------------------------------
                       Alliance Capital Management L.P.
                       --------------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware (Cont'd)
                           ------------------------------------------------------------------------------------
                               Alliance Capital Management (Proprietary) Ltd.                       -
                               --------------------------------------------------------------------------------
                                    Alliance-Odyssey Capital Mgmt. (Nambia)
                                       (Proprietary) Ltd.                                           -
                               --------------------------------------------------------------------------------
                               Alliance Capital Management (Singapore) Ltd.                         -
                               --------------------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                            -
                               --------------------------------------------------------------------------------
                                    Alliance Capital Asset Management (India) Private Ltd           -
                               --------------------------------------------------------------------------------
                               Alliance Capital Oceanic Corp.                                   13-3441277               1,000
                               --------------------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                            52-1671668               1,000
                               --------------------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                    13-3802178
                               --------------------------------------------------------------------------------
                               AllianceBernstein Investment Research and
                               Management, Inc., (Alliance Fund Distributors, Inc.)             13-3191825                 100
                               --------------------------------------------------------------------------------
                               Alliance Global Investor Services, Inc.                          13-3211780                 100
                               --------------------------------------------------------------------------------
                               Alliance SBS-AGRO Capital Management Co.                             -
                               --------------------------------------------------------------------------------
                               Hanwha Investment Trust Mgmt. Co., Ltd                               -
                               --------------------------------------------------------------------------------
                               New Alliance Asset Management (Asia) Ltd                             -
                               --------------------------------------------------------------------------------
                                    Alliance Capital Taiwan Limited                                 -
                                    ---------------------------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                              -
                               --------------------------------------------------------------------------------
                               Meiji - Alliance Capital Corp.                                   13-3613617              50,000
                               --------------------------------------------------------------------------------
                               Sanford C. Bernstein Ltd.                                            -
                               --------------------------------------------------------------------------------
                                    Sanford C. Bernstein (CREST Nominees) Ltd.                      -
                               --------------------------------------------------------------------------------
                               Sanford C. Bernstein Proprietary Ltd.                                -
                               --------------------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                           -
                               --------------------------------------------------------------------------------
                                    ACM Investments Ltd.                                            -
                                    ---------------------------------------------------------------------------
                                    Alliance Asset Allocation Ltd.                                  -
                                    ---------------------------------------------------------------------------
                                    Alliance Capital Whittingdale Ltd.                              -
                                    ---------------------------------------------------------------------------
                                    Alliance Cecogest S.A.                                          -
                                    ---------------------------------------------------------------------------
                                    Cursitor Alliance Services Ltd.                                 -
                                    ---------------------------------------------------------------------------
                                    Cursitor Holdings Ltd.                                          -
                                    ---------------------------------------------------------------------------
                                    Whittingdale Nominees Ltd.                                      -
                                    ---------------------------------------------------------------------------


                                                                                           Parent's
                                                                                           Percent of
                                                                                           Ownership            Comments
                                                                                           or Control   (e.g., Basis of Control)
                                                                                           ----------   ------------------------

AXA Financial, Inc.
-------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ---------------------------------------------------------------------------------
              Equitable Holdings, LLC
              -----------------------------------------------------------------------------
                   Alliance Capital Management Corporation
                   ------------------------------------------------------------------------
                       Alliance Capital Management L.P.
                       --------------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware (Cont'd)
                           ----------------------------------------------------------------
                               Alliance Capital Management (Proprietary) Ltd.                    80.00% 3rd parties = 20%
                               ------------------------------------------------------------
                                    Alliance-Odyssey Capital Mgmt. (Nambia)
                                       (Proprietary) Ltd.                                       100.00%
                               ------------------------------------------------------------
                               Alliance Capital Management (Singapore) Ltd.                     100.00%
                               ------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                        100.00%
                               ------------------------------------------------------------
                                    Alliance Capital Asset Management (India) Private Ltd        75.00% 3rd parties = 25%
                               ------------------------------------------------------------
                               Alliance Capital Oceanic Corp.                                   100.00% inactive
                               ------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                            100.00%
                               ------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                    100.00%
                               ------------------------------------------------------------
                               AllianceBernstein Investment Research and
                               Management, Inc., (Alliance Fund Distributors, Inc.)                   1
                               ------------------------------------------------------------
                               Alliance Global Investor Services, Inc.                          100.00%   formerly, Alliance Fund
                                                                                                            Services, Inc.
                               ------------------------------------------------------------
                               Alliance SBS-AGRO Capital Management Co.                          49.00% 3rd parties = 51%
                               ------------------------------------------------------------
                               Hanwha Investment Trust Mgmt. Co., Ltd                            20.00% 3rd parties = 80%
                               ------------------------------------------------------------
                               New Alliance Asset Management (Asia) Ltd                          50.00% 3rd parties = 50%
                               ------------------------------------------------------------
                                    Alliance Capital Taiwan Limited                              99.00% Others owns 1%
                                    -------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                           99.00% ACM Global Investor Svcs
                                                                                                          owns 1%
                               ------------------------------------------------------------
                               Meiji - Alliance Capital Corp.                                    50.00% Meiji Mutual Life owns 50%
                               ------------------------------------------------------------
                               Sanford C. Bernstein Ltd.                                        100.00%
                               ------------------------------------------------------------
                                    Sanford C. Bernstein (CREST Nominees) Ltd.                  100.00%
                               ------------------------------------------------------------
                               Sanford C. Bernstein Proprietary Ltd.                            100.00%
                               ------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                       100.00%
                               ------------------------------------------------------------
                                    ACM Investments Ltd.                                        100.00%
                                    -------------------------------------------------------
                                    Alliance Asset Allocation Ltd.                              100.00%
                                    -------------------------------------------------------
                                    Alliance Capital Whittingdale Ltd.                          100.00%
                                    -------------------------------------------------------
                                    Alliance Cecogest S.A.                                      100.00%
                                    -------------------------------------------------------
                                    Cursitor Alliance Services Ltd.                             100.00%
                                    -------------------------------------------------------
                                    Cursitor Holdings Ltd.                                      100.00%
                                    -------------------------------------------------------
                                    Whittingdale Nominees Ltd.                                  100.00%
                                    -------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING C - MONY
----------------

                                                                                                     State of           State of
                                                                                   Type of          Incorp. or         Principal
                                                                                  Subsidiary         Domicile          Operation
                                                                                  ----------         --------          ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
      ------------------------------------------------------------------------------------------------------------------------------
      The Advest Group, Inc.                                                         HCO                DE                 CT
      ------------------------------------------------------------------------------------------------------------------------------
              Vercoe Insurance Agency, Inc.                                       Insurance             OH                 OH
              ----------------------------------------------------------------------------------------------------------------------
              Advest Capital, Inc.                                                Operating             CT                 CT
              ----------------------------------------------------------------------------------------------------------------------
              Billings and Company, Inc.                                          Operating             CT                 CT
              ----------------------------------------------------------------------------------------------------------------------
                   Billings Management Co.                                        Operating             CT                 CT
              ----------------------------------------------------------------------------------------------------------------------
              Boston Advisors, Inc.                                               Operating             MA                 MA
              ----------------------------------------------------------------------------------------------------------------------
              Advest Transfer Services, Inc.                                      Operating             DE                 CT
              ----------------------------------------------------------------------------------------------------------------------
              Advest, Inc.                                                        Operating             DE                 CT
              ----------------------------------------------------------------------------------------------------------------------
                   Balanced Capital Services, Inc.                                Insurance             CT                 CT
                   -----------------------------------------------------------------------------------------------------------------
                   Advest Insurance Agency, Inc.                                  Insurance             MA                 MA
              ----------------------------------------------------------------------------------------------------------------------
              Independent Portfolio Consultants, Inc.                             Operating             DE                 FL
              ----------------------------------------------------------------------------------------------------------------------
              A. B. Realty Corp.                                                  Operating             CT                 CT
              ----------------------------------------------------------------------------------------------------------------------
              Bank Street Management Company                                      Operating             CT                 CT
              ----------------------------------------------------------------------------------------------------------------------
              Advest Mortgages, Inc.                                              Operating             DE                 DE
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                 Operating             DE                 CO
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                               Operating             DE                 NY
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                 Operating             DE                 NY
      ------------------------------------------------------------------------------------------------------------------------------
      Matrix Capital Markets Group, Inc.                                          Operating             VA                 VA
      ------------------------------------------------------------------------------------------------------------------------------
      Matrix Private Equities, Inc.                                               Operating             VA                 VA
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                             HCO                DE                 NY
      ------------------------------------------------------------------------------------------------------------------------------
          MONY Life Insurance Company *                                           Insurance             NY                 NY
          --------------------------------------------------------------------------------------------------------------------------
              MONY International Holdings, LLC                                       HCO                DE                 NY
              ----------------------------------------------------------------------------------------------------------------------
                   MONY International Life Insurance Co. Seguros de Vida S.A.     Insurance         Argentina          Argentina
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Financial Resources of the Americas Limited                  HCO             Jamaica            Jamaica
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Bank & Trust Company of the Americas, Ltd.                Operating       Cayman Islands     Cayman Islands
                   -----------------------------------------------------------------------------------------------------------------
                       MONY Consultoria e Corretagem de Seguros Ltda.             Operating           Brazil             Brazil
                       -------------------------------------------------------------------------------------------------------------
                       MONY Life Insurance Company of the Americas, Ltd.          Insurance       Cayman Islands     Cayman Islands
              ----------------------------------------------------------------------------------------------------------------------
              MONY Life Insurance Company of America                              Insurance             AZ                 NY
              ----------------------------------------------------------------------------------------------------------------------
                   Enterprise Accumulation Trust                                  Operating             MA                 GA
                   -----------------------------------------------------------------------------------------------------------------
                   Mony Series Funds, Inc.                                        Operating             MD                 NY
              ----------------------------------------------------------------------------------------------------------------------
              Sagamore Financial, LLC                                                HCO                OH                 OH
              ----------------------------------------------------------------------------------------------------------------------
                   U.S. Financial Life Insurance Company *                        Insurance             OH                 OH
              ----------------------------------------------------------------------------------------------------------------------
              MONY Financial Services, Inc.                                          HCO                DE                 NY
              ----------------------------------------------------------------------------------------------------------------------
                   Financial Marketing Agency, Inc.                               Operating             OH                 OH
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Brokerage, Inc.                                           Operating             DE                 PA
                   -----------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Ohio, Inc.                         Operating             OH                 OH
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Alabama, Inc.                      Operating             AL                 AL
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Texas, Inc.                        Operating             TX                 TX
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Massachusetts, Inc.                Operating             MA                 MA
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Washington, Inc.                   Operating             WA                 WA
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of New Mexico, Inc.                   Operating             NM                 NM
                   -----------------------------------------------------------------------------------------------------------------
                   1740 Ventures, Inc.                                            Operating             NY                 NY
                   -----------------------------------------------------------------------------------------------------------------
                   Enterprise Capital Management, Inc.                            Operating             GA                 GA
                   -----------------------------------------------------------------------------------------------------------------
                       Enterprise Fund Distributors, Inc.                         Operating             DE                 GA
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Assets Corp.                                                 HCO                NY                 NY
                   -----------------------------------------------------------------------------------------------------------------
                       MONY Benefits Management Corp.                             Operating             DE                 NY
                       -------------------------------------------------------------------------------------------------------------
                       MONY Benefits Service Corp.                                Operating             DE                 NY
                   -----------------------------------------------------------------------------------------------------------------
                   1740 Advisers, Inc.                                            Operating             NY                 NY
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Securities Corporation                                    Operating             NY                 NY
                   -----------------------------------------------------------------------------------------------------------------
                       Trusted Insurance Advisers General Agency Corp.            Operating             MN                 NY
                       -------------------------------------------------------------------------------------------------------------
                       Trusted Investment Advisers Corp.                          Operating             MN                 NY
      ------------------------------------------------------------------------------------------------------------------------------


                                                                                                              Parent's    Comments
                                                                                               Number of      Percent of    (e.g.,
                                                                                    Federal     Shares        Ownership    Basis of
                                                                                   Tax ID #      Owned        or Control    Control)
                                                                                   ---------     -----        ----------  ----------
AXA Financial, Inc.
--------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
      ------------------------------------------------------------------------------------------
      The Advest Group, Inc.                                                       13-4139153
      ------------------------------------------------------------------------------------------
              Vercoe Insurance Agency, Inc.                                        31-0925501         2,997        100.00%
              ----------------------------------------------------------------------------------
              Advest Capital, Inc.                                                 06-1421694         1,000        100.00%
              ----------------------------------------------------------------------------------
              Billings and Company, Inc.                                           06-0968848                      100.00%
              ----------------------------------------------------------------------------------
                   Billings Management Co.                                         06-1053345           500        100.00%
              ----------------------------------------------------------------------------------
              Boston Advisors, Inc.                                                04-2805120           100        100.00%
              ----------------------------------------------------------------------------------
              Advest Transfer Services, Inc.                                       06-1583738           100        100.00%
              ----------------------------------------------------------------------------------
              Advest, Inc.                                                         06-0950348         1,000        100.00%
              ----------------------------------------------------------------------------------
                   Balanced Capital Services, Inc.                                 06-0878468         1,000        100.00%
                   -----------------------------------------------------------------------------
                   Advest Insurance Agency, Inc.                                   04-2590954            75        100.00%
              ----------------------------------------------------------------------------------
              Independent Portfolio Consultants, Inc.                              90-0001325                      100.00%
              ----------------------------------------------------------------------------------
              A. B. Realty Corp.                                                   06-1227868                      100.00%
              ----------------------------------------------------------------------------------
              Bank Street Management Company                                       06-1410955                      100.00%
              ----------------------------------------------------------------------------------
              Advest Mortgages, Inc.                                               06-1545819         1,000        100.00%
      ------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                  75-2961816                      100.00%
      ------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                                13-4194065                      100.00%
      ------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                  13-4194080                      100.00%
      ------------------------------------------------------------------------------------------
      Matrix Capital Markets Group, Inc.                                           54-1533186                      100.00%
      ------------------------------------------------------------------------------------------
      Matrix Private Equities, Inc.                                                54-1968996                      100.00%
      ------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                           13-3976138                      100.00%
      ------------------------------------------------------------------------------------------
          MONY Life Insurance Company *                                            13-1632487                      100.00%
          --------------------------------------------------------------------------------------
              MONY International Holdings, LLC                                     13-3790446                      100.00%
              ----------------------------------------------------------------------------------
                   MONY International Life Insurance Co. Seguros de Vida S.A.      98-0157781                      100.00%
                   -----------------------------------------------------------------------------
                   MONY Financial Resources of the Americas Limited                                                 99.00%
                   -----------------------------------------------------------------------------
                   MONY Bank & Trust Company of the Americas, Ltd.                 98-0152047                      100.00%
                   -----------------------------------------------------------------------------
                       MONY Consultoria e Corretagem de Seguros Ltda.                                               99.00%
                       -------------------------------------------------------------------------
                       MONY Life Insurance Company of the Americas, Ltd.           98-0152046                      100.00%
              ----------------------------------------------------------------------------------
              MONY Life Insurance Company of America                               86-0222062                      100.00%
              ----------------------------------------------------------------------------------
                   Enterprise Accumulation Trust                                   58-6303987                      100.00%
                   -----------------------------------------------------------------------------
                   Mony Series Funds, Inc.                                         13-3388742                      100.00%
              ----------------------------------------------------------------------------------
              Sagamore Financial, LLC                                              31-1296919     1,993,940        100.00%
              ----------------------------------------------------------------------------------
                   U.S. Financial Life Insurance Company *                         38-2046096       405,000        100.00%
              ----------------------------------------------------------------------------------
              MONY Financial Services, Inc.                                        11-3722370         1,000        100.00%
              ----------------------------------------------------------------------------------
                   Financial Marketing Agency, Inc.                                31-1465146            99         99.00%
                   -----------------------------------------------------------------------------
                   MONY Brokerage, Inc.                                            22-3015130         1,500        100.00%
                   -----------------------------------------------------------------------------
                       MBI Insurance Agency of Ohio, Inc.                          31-1562855             5        100.00%
                       -------------------------------------------------------------------------
                       MBI Insurance Agency of Alabama, Inc.                       62-1699522             1        100.00%
                       -------------------------------------------------------------------------
                       MBI Insurance Agency of Texas, Inc.                         74-2861481            10        100.00%
                       -------------------------------------------------------------------------
                       MBI Insurance Agency of Massachusetts, Inc.                 06-1496443             5        100.00%
                       -------------------------------------------------------------------------
                       MBI Insurance Agency of Washington, Inc.                    91-1940542             1        100.00%
                       -------------------------------------------------------------------------
                       MBI Insurance Agency of New Mexico, Inc.                    62-1705422             1        100.00%
                   -----------------------------------------------------------------------------
                   1740 Ventures, Inc.                                             13-2848244         1,000        100.00%
                   -----------------------------------------------------------------------------
                   Enterprise Capital Management, Inc.                             58-1660289           500        100.00%
                   -----------------------------------------------------------------------------
                       Enterprise Fund Distributors, Inc.                          22-1990598         1,000        100.00%
                   -----------------------------------------------------------------------------
                   MONY Assets Corp.                                               13-2662263       200,000        100.00%
                   -----------------------------------------------------------------------------
                       MONY Benefits Management Corp.                              13-3363383         9,000         90.00%
                       -------------------------------------------------------------------------
                       MONY Benefits Service Corp.                                 13-4194349         2,500         90.00%
                   -----------------------------------------------------------------------------
                   1740 Advisers, Inc.                                             13-2645490        14,600        100.00%
                   -----------------------------------------------------------------------------
                   MONY Securities Corporation                                     13-2645488         7,550        100.00%
                   -----------------------------------------------------------------------------
                       Trusted Insurance Advisers General Agency Corp.             41-1941465         1,000        100.00%
                       -------------------------------------------------------------------------
                       Trusted Investment Advisers Corp.                           41-1941464             1        100.00%
      ------------------------------------------------------------------------------------------

   -  Advest Trust Company merged into Frontier Trust Company in 2004
   -  As of February 18, 2005, MONY Realty Capital, Inc. was sold to MMA.
   -  As of February 2005, MONY Realty Parnters, Inc. was dissolved
   - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLCand an individual holds one share of it stock for Jamaican regulatory reasons.
   - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLCand an individual holds one share of it stock for Brazilian regulatory reasons.

Item 32.      Number of Contractowners
              ------------------------


              As of February 28, 2005 there were 450 owners of qualified RIA Contracts offered by the registrant.



Item 33.      Indemnification
              ---------------

     (a) Indemnification of Directors and Officers

         The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

          7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                 (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

               (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                      (b) To the extent permitted by the law of the State of New
                          York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

         The directors and officers of AXA Equitable are insured under policies issued by Lloyd's of London, X.L. Insurance Company, Arch Insurance Company and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure that officers and directors against certain liabilities arising out of their conduct in such capacities.

     (b) Indemnification of Principal Underwriter

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

     (c) Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 34.         Business and Other Connections of Investment Adviser


     AXA Equitable Life Insurance Company ("AXA Equitable") acts as the investment manager for Separate Account Nos. 3, 4, 10, 13 and 66. Alliance Capital Management L.P. ("Alliance"), a publicly-traded limited partnership, is indirectly majority-owned by AXA Equitable and provides personnel and facilities for portfolio selection and transaction services. Alliance recommends the securities investments to be purchased and sold for Separate Account Nos. 3, 4, 10 and 13, and arranges for the execution of portfolio transactions. Alliance coordinates related accounting and bookkeeping functions with AXA Equitable. Both AXA Equitable and Alliance are registered investment advisers under the Investment Advisers Act of 1940.

     Information regarding the directors and principal officers of AXA Equitable is provided in Item 30 of this Part C and is incorporated herein by reference.

     Set forth below is certain information regarding the directors and principal officers of Alliance Capital Management Corporation. The business address of the Alliance persons whose names are preceded by an asterisk is 1345 Avenue of the Americas, New York, New York 10105.

     (1)                        (2)                             (3)
                             POSITIONS AND            PRINCIPAL OCCUPATION
NAME AND PRINCIPAL           OFFICES WITH             (AND OTHER POSITIONS)
BUSINESS ADDRESS             ALLIANCE                 WITHIN PAST 2 YEARS
------------------           --------------           ---------------------
Directors

Henri De Castries            Director                 Chairman of
AXA                                                   Management Board
25, Avenue Matignon                                   (2001 to present)
75008, Paris, France                                  and Chief Executive
                                                      Officer (January
                                                      2000 to May 2000) -
                                                      AXA; Director (May
                                                      1994 to present)
                                                      and Chairman of the
                                                      Board (April 1998
                                                      to present) - AXA
                                                      Financial, Inc.;
                                                      Director (September
                                                      1993 to present) -
                                                      AXA Equitable

Christopher M. Condron       Director                 Director, President
AXA Financial, Inc.                                   and Chief Executive
1290 Avenue of the Americas                           Officer (May 2001 to
New York, NY 10104                                    present) - AXA
                                                      Fiancial, Inc.;
                                                      Director, Chairman
                                                      of the Board,
                                                      President (since May
                                                      2002), and Chief
                                                      Executive Officer
                                                      (May 2001 to
                                                      present) - AXA Equitable;
                                                      Member of the
                                                      Management Board of
                                                      AXA; Member of the
                                                      Executive Committee,
                                                      AXA;

Denis Duverne                Director                 Member of the AXA
AXA                                                   Management Board
25, Avenue Matignon                                   (since February
75008, Paris, France                                  2003) and Chief
                                                      Financial Officer
                                                      (2003-present) AXA;
                                                      Director (February
                                                      1998 to present) -
                                                      AXA Equitable;
                                                      Member of the
                                                      Executive Committee
                                                      of AXA (January
                                                      2000 to present);
                                                      Executive Vice
                                                      President, Finance,
                                                      Control and
                                                      Strategy (January
                                                      2000 - 2003)

     (1)                           (2)                    (3)
                              POSITIONS AND     PRINCIPAL OCCUPATION
NAME AND PRINICPAL            OFFICES WITH      (AND OTHER POSITIONS)
BUSINESS ADDRESS              ALLIANCE          WITHIN PAST 2 YEARS
----------------              -------------     --------------------
* Roger Hertog                Director and       See Column 2.
                              Vice Chairman

Benjamin D. Holloway          Director           Financial Consultant
The Continental Companies                        Director, the Museum of
3250 Mary Street, Suite 501                      Contemporary Art in Miami
Miami, Florida 33133

W. Edwin Jarmain              Director           President (1979 to present) -
Jarmain Group Inc.                               Jarmain Group, Inc.; Director
Suite 4545,                                      (July 1992 to present) - AXA
Royal Trust Tower,                               Financial, Inc.; Director
77 King Street West                              (July 1992 to present) -
Toronto, Ontario                                 AXA Equitable
M5k 1K2 Canada

* Gerald M. Lieberman         Director,          President (November 2004 -
                              President          present); Director and Chief
                              and Chief          Operating Officer (November
                              Operating          2003 - present); Executive Vice
                              Officer            President Finance and
                                                 Operations (November 2000 -
                                                 November 2003) - Alliance
                                                 Capital Management Corporation


      (1)                               (2)                               (3)
                                    POSITIONS AND              PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                  OFFICES WITH               (AND OTHER POSITIONS)
BUSINESS ADDRESS                    ALLIANCE                   WITHIN PAST 2 YEARS
------------------                  -------------              ----------------------
* Lewis A. Sanders                  Chairman of the Board      Chairman of the Board
                                    and Chief Executive        (December 2004 - Present);
                                    Officer/Director           Chief Executive Officer
                                                               (July 2003 - present)
                                                               Chief Investment Officer
                                                               (November 2000 - July 2003)-
                                                               Alliance Capital Management
                                                               Corporation

Lorie A. Slutsky                    Director                   President, The New York
The New York                                                   Community Trust (since
Community Trust                                                January 1990)
2 Park Avenue
24th Floor
New York, NY 10016

Peter J. Tobin                      Director                   Special Assistant to the
St. John's University                                          President and Dean - Peter J.
Peter J. Tobin College of                                      Tobin College of Business
Business Administration                                        (August 1998 to present);
8000 Utopia Parkway                                            Director, AXA Financial, Inc.
Bent Hall                                                      and AXA Equitable (since
Jamaica, NY 11439                                              March 1999).


     (1)                                (2)                                (3)
                                 POSITIONS AND                     PRINCIPAL OCCUPATION
NAME AND PRINCIPAL               OFFICES WITH                      (AND OTHER POSITIONS)
BUSINESS ADDRESS                 ALLIANCE                          WITHIN PAST 2 YEARS
------------------               ---------------                   --------------------
Stanley B. Tulin                 Director                          Director and Vice
AXA Financial, Inc.                                                Chairman of the
1290 Avenue of the Americas                                        Board (Both February
16th Floor                                                         1998 to present) and
New York, NY 10104                                                 Chief Financial
                                                                   Officer (May 1996 to
                                                                   present) - AXA Equitable;
                                                                   Vice Chairman
                                                                   of the Board
                                                                   (February, 1998 to
                                                                   present) and Chief
                                                                   Financial Officer
                                                                   (May 1997 to
                                                                   present) - AXA
                                                                   Financial, Inc.;
                                                                   Executive Vice
                                                                   President and Member
                                                                   of Executive
                                                                   Committee - AXA
                                                                   (since December
                                                                   2000)

* Kathleen A. Corbet             Executive Vice President          See Column 2.
                                 and Chief Executive
                                 Officer, Alliance Bernstein
                                 Fixed Income

Sharon E. Fay                    Executive Vice President          See Column 2
Alliance Capital Limited         and Chief Investment              (Sharon became an
Devonshire House                 Officer, Global Value             EVP on November 13, 2003).
1 Mayfair Place                  Equities
London W1J8AJ

* Marilyn G. Fedak               Executive Vice President          See Column 2.
                                 and Chief Investment
                                 Officer, U.S. Value
                                 Equities

* Mark R. Gordon                 Executive Vice President          See Column 2 (Mark
                                 Director of Global                Became an EVP On February
                                 Quantitave Research and           18, 2004).
                                 Chief Investment Officer,
                                 Absolute Return Strategy

* Roger Hertog                   Vice Chairman of the Board        See Column 2.

* Thomas S. Hexner               Executive Vice President          See Column 2.
                                 and President, Bernstein
                                 Investment Research
                                 and Management

* Robert H. Joseph, Jr.          Senior Vice President and         See Column 2.
                                 Chief Financial Officer

* Gerald M. Lieberman            President, and Chief              See Column 2.
                                 Operating Officer                 (Jerry became COO
                                                                   on November 13, 2003)

* Mark R. Manley                 Senior Vice President and         See Column 2.
                                 Deputy General Counsel;
                                 Chief Compliance Officer

* Seth J. Masters                Executive Vice President and      See Column 2.
                                 Chief Investment Officer,
                                 Style Blend and Care Equity

* Marc O. Mayer                  Executive Vice President          See Column 2. (Marc
                                 and Chairman of the Board         became chairman of
                                 Alliance Bernstein Investment     ABIRM on November
                                 Research and Management,          13, 2003)
                                 Inc. ("ABIRM")

James G. Reilly                  Executive Vice President          See Column 2.
Alliance Capital                 and Large Cap Growth Equities
227 West Monroe                  Portfolio Manager
Suite 5000
Chicago, IL 60606

* Paul C. Rissman                Executive Vice President          See Column 2.
                                 and Director, Global Growth
                                 Equity Research

* Lewis A. Sanders               Chairman of the Board and         See Column 2 (Lewis
                                 Chief Executive Officer           Became CEO On July 1, 2003).

* Lisa A. Shalett                Executive Vice President,         See Column 2. (Lisa
                                 and Chairman of the Board         Became EVF on November
                                 and Chief Executive Officer,      21, 2002 and Chairman
                                 Sanford C. Bernstein &            and CEO of SCB LLC on
                                 CO., LLC ("SCB LLC")              October 30, 2002).

* David A. Steyn                 Executive Vice President          See Column 2. (David
                                 and Head, Alliance                Became EVP, and Head of
                                 Bernstein Institutional           ABIIM, On November
                                 Investment Management             13, 2003).
                                 ("ABIIM")

* Christopher M. Toub            Executive Vice President          See Column 2.
                                 and Head, Global Growth
                                 Equities

Item 35. Principal Underwriters

     (a) AXA Advisors, LLC, an affiliate of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, is the principal underwriter for AXA Equitable's Separate Account A, Separate Account No. 301, Separate Account No. 45, Separate Account 49, Separate Account I, Separate Account FP and AXA Premier VIP Trust and EQ Advisors Trust; and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A, MONY America Variable Account L, MONY Variable Account S and Keynote. AXA Advisors, LLC's principal business address is 1290 Avenue of the Americas, New York, NY 10104.

     (b) See Item 30 of this Part C, which is incorporated herein by reference.

     (c)  Not applicable.

Item 36. Location of Accounts and Records

         AXA Equitable Life Insurance Company

         135 West 50th Street
         New York, New York 10020

         1290 Avenue of the Americas
         New York, New York 10104

         200 Plaza Drive
         Secaucus, New Jersey 07094

Item 37. Management Services

         Not applicable.

Item 38.      Undertakings
              ------------

              The Registrant hereby undertakes the following:

              (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

              (b) to include (1) as part of its applications to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

                                   SIGNATURES



         As required by the Securities Act of 1933, the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b)(1)(vii) for effectiveness of this amendment to the Registration Statement and has caused this ammendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 28th day of April, 2005.




                             AXA EQUITABLE LIFE INSURANCE COMPANY
                                      (Registrant)

                             By:  AXA Equitable Life Insurance Company


                             By:  /s/ Dodie Kent
                                 ---------------------------------
                                      Dodie Kent
                                      Vice President and Counsel

                                   SIGNATURES


         As required by the Securities Act of 1933, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 28th day of April, 2005.




                                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)


                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Counsel
                                              AXA Equitable Life
                                              Insurance Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert           John C. Graves                Scott D. Miller
Christopher M. Condron     Mary R. (Nina) Henderson      Joseph H. Moglia
Henri de Castries          James F. Higgins              Peter J. Tobin
Claus-Michael Dill         W. Edwin Jarmain              Stanley B. Tulin
Denis Duverne              Christina Johnson


*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 28, 2005

                                  EXHIBIT INDEX
                                  --------------



EXHIBIT NO.                                                        TAG VALUE
-----------                                                        ---------
13     (a)      Consent of PricewaterhouseCoopers LLP.             EX-99.13a